UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust
(Exact name of registrant as specified in charter)

109 North Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

320 South Canal Street, 27th Floor

Chicago, IL 60606

(Name and address of agent for service)

800-208-5212

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

INNOVATOR

Semi-Annual Report

INNOVATOR INTERNATIONAL DEVELOPED DEFINED OUTCOME ETFS
INNOVATOR EMERGING MARKETS DEFINED OUTCOME ETFS
INNOVATOR GROWTH-100 DEFINED OUTCOME ETFS
INNOVATOR U.S. SMALL CAP DEFINED OUTCOME ETFS
INNOVATOR TREASURY BOND DEFINED OUTCOME ETFS
INNOVATOR STACKER DEFINED OUTCOME ETFS
INNOVATOR ACCELERATED DEFINED OUTCOME ETFS

April 30, 2022
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	7
Expense Example	93
Schedules of Investments and Options Written	96
Statements of Assets and Liabilities	182
Statements of Operations	208
Statements of Changes in Net Assets	234
Financial Highlights	260
Notes to Financial Statements	286
Trustees and Officers	319
Board Considerations Regarding Approval of Investment Management Agreement	321
Additional Information	327

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

Thank you for your interest in Innovator ETFs.

The six-month period ended April 30, 2022 was marked by a number of confounding challenges. Just when much of the world was beginning to move beyond many of the constraints imposed from the Covid pandemic, a war broke out in Europe and inflation climbed to its highest level in 40 years. Central banks began to tighten monetary policy even as disruptions to global supply chains persisted.

In recent years, prior to the 2022 bond market selloff, historically-low bond yields meant that one of the few remaining portfolio benefits from a bond allocation was as a diversifier against a downturn in stocks. In 2022, however, we believe the traditional bond allocation that investors have relied on for decades has not lived up to the task. In the face of these economic challenges, not only did the stock market fall 10%, but the bond market also suffered a 9.5% loss, its worst six-month return since March 1980.1

At Innovator, we have been focused for several years on the challenges posed by bonds and the potential solution that Defined Outcome ETFs™ can provide - and the industry has been listening. During the six months ended April 30, 2022, Defined Outcome ETFs™ saw $3.3 billion in net flows, representing industry growth of 38%. Not surprisingly, ETFs with 15% and 30% buffers garnered the lion’s share of flows as investors sought out higher levels of risk management.

Among the 148 ETFs receiving Morningstar’s “Defined Outcome ETF” designation, Innovator remains the leader with a total of 79 ETFs and more than $6.2 billion in assets.

During this period, Innovator rounded out its industry-first suite of US Equity Accelerated ETFs®, which seek to offer 2x or 3x the upside of the SPDR S&P 500 ETF (SPY) to a cap, with 1-to-1 exposure on the downside over the outcome period.

I’m also pleased to be able to report that Innovator’s Buffer ETFs™ have performed as they were designed to, mitigating equity market drawdown and volatility during this period. On average, our 36 US Equity Buffer ETFs™ exhibited just 43% participation in the downside of the SPY and only 48% of its volatility.

Letter to Shareholders (Unaudited) (Continued)

Amidst these challenging market conditions, Innovator remains committed to providing products that enable investors to redefine the risk and reward of their market exposures. We intend to continue striving to earn your trust and look forward to working together to bring meaningful solutions to the ever-changing investment landscape.

On behalf of the team at Innovator, thank you for your confidence in us and in the products we offer. May the Lord grant all of us wisdom and peace in the months ahead.

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of April 30, 2022 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

1.	Source: Bloomberg LP. Stock and bond market measured by the S&P 500 Index and Bloomberg US Aggregate Bond Index, respectively.

Letter to Shareholders (Unaudited) (Continued)

The funds only seek to provide their investment objective, which is not guaranteed, over the course of an entire outcome period. Investors who purchase shares after or sell shares before the end of an outcome period will experience very different outcomes than the funds seek to provide.

The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see Investor Suitability" in the prospectus.

The Funds are designed to provide point-to-point exposure to the price return of a reference asset via a basket of Flex Options. As a result, the ETFs are not expected to move directly in line with the reference asset during the interim period. Additionally, FLEX Options may be less liquid than standard options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

Fund shareholders are subject to an upside return cap (Cap) that represents the maximum percentage return an investor can achieve from an investment in the funds' for the Outcome Period, before fees and expenses. If the Outcome Period has begun and the Fund has increased in value to a level near to the Cap, an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. Additionally, the Cap may rise or fall from one Outcome Period to the next. The Cap, and the Fund's position relative to it, should be considered before investing in the Fund. The Funds' website, www.innovatoretfs.com, provides important Fund information as well information relating to the potential outcomes of an investment in a Fund on a daily basis.

Buffer ETFs: The Funds only seek to provide shareholders that hold shares for the entire Outcome Period with their respective buffer level against reference asset losses during the Outcome Period. You will bear all reference asset losses exceeding the buffer. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined buffer, an investor purchasing shares at that price may not benefit from the buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund's value has decreased to its value at the commencement of the Outcome Period.

Letter to Shareholders (Unaudited) (Continued)

Accelerated ETFs: If the Outcome Period has begun and the Fund has experienced an accelerated return, an investor purchasing Shares at that price may be subject to losses that exceed any losses of the Underlying ETF for the remainder of the Outcome Period and may have diminished or no ability to experience further accelerated return, therefore exposing the investor to greater downside risks.

This material must be preceded by or accompanied with a prospectus. The Funds' investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Fund Performance

April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2022 as compared with the MSCI EAFE Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator International Developed Power Buffer ETF - January
NAV Return	-3.30%	1.66%
Market Return	-3.71%	1.73%
MSCI EAFE Index - Price Return	-10.35%	-0.07%
MSCI EAFE Index - Total Return	-8.15%	2.35%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Fund Performance

April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available atInnovatoretfs.com/IJAN.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF - April from its inception (March 31, 2021) to April 30, 2022 as compared with the MSCI EAFE Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator International Developed Power Buffer ETF - April
NAV Return	-5.92%	-4.42%
Market Return	-6.40%	-4.36%
MSCI EAFE Index - Price Return	-10.35%	-7.33%
MSCI EAFE Index - Total Return	-8.15%	-4.98%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available atInnovatoretfs.com/IAPR.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Fund Performance

April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF - July from its inception (June 28, 2019) to April 30, 2022 as compared with the MSCI EAFE Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator International Developed Power Buffer ETF - July
NAV Return	-4.05%	1.05%
Market Return	-3.64%	1.02%
MSCI EAFE Index - Price Return	-10.35%	2.00%
MSCI EAFE Index - Total Return	-8.15%	4.38%

(a) Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Fund Performance

April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJUL.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF - October from its inception (September 30, 2021) to April 30, 2022 as compared with the MSCI EAFE Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator International Developed Power Buffer ETF - October
NAV Return	-5.02%
Market Return	-4.87%
MSCI EAFE Index - Price Return	-10.85%
MSCI EAFE Index - Total Return	-9.63%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available atInnovatoretfs.com/IOCT.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JANUARY

Fund Performance

April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2022 as compared with the MSCI Emerging Markets Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - January
NAV Return	-9.63%	1.29%
Market Return	-9.82%	1.25%
MSCI Emerging Markets Index - Price Return	-20.14%	-1.50%
MSCI Emerging Markets Index - Total Return	-18.33%	0.55%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JANUARY

Fund Performance

April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return  include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJAN.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - APRIL

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF - April from its inception (March 31, 2021) to April 30, 2022 as compared with the MSCI Emerging Markets Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - April
NAV Return	-5.05%	-4.18%
Market Return	-5.97%	-4.55%
MSCI Emerging Markets Index - Price Return	-20.14%	-16.99%
MSCI Emerging Markets Index - Total Return	-18.33%	-15.16%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - APRIL

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available atInnovatoretfs.com/EAPR.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JULY

Fund Performance

April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF - July from its inception (June 28, 2019) to April 30, 2022 as compared with the MSCI Emerging Markets Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - July
NAV Return	-9.65%	-1.37%
Market Return	-9.49%	-1.39%
MSCI Emerging Markets Index - Price Return	-20.14%	0.71%
MSCI Emerging Markets Index - Total Return	-18.33%	2.90%

(a) Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JULY

Fund Performance

April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJUL.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - OCTOBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF - October from its inception (September 30, 2021) to April 30, 2022 as compared with the MSCI Emerging Markets Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - October
NAV Return	-6.20%
Market Return	-6.50%
MSCI Emerging Markets Index - Price Return	-14.12%
MSCI Emerging Markets Index - Total Return	-13.30%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - OCTOBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available atInnovatoretfs.com/EOCT.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - January
NAV Return	-5.53%	3.16%
Market Return	-5.44%	3.15%
NASDAQ-100 Index - Price Return	-7.26%	18.04%
NASDAQ-100 Index - Total Return	-6.61%	18.94%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NJAN.

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - April from its inception (March 31, 2020) to April 30, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - April
NAV Return	-1.12%	7.21%
Market Return	-1.00%	7.20%
NASDAQ-100 Index - Price Return	-7.26%	27.01%
NASDAQ-100 Index - Total Return	-6.61%	27.94%

(a) Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Fund Performance

April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NAPR.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - July from its inception (June 30, 2020) to April 30, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - July
NAV Return	-3.70%	4.74%
Market Return	-3.49%	4.78%
NASDAQ-100 Index - Price Return	-7.26%	13.71%
NASDAQ-100 Index - Total Return	-6.61%	14.51%

(a) Inception date is June 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NJUL.

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - October from its inception (September 30, 2019) to April 30, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - October
NAV Return	-2.70%	7.23%
Market Return	-2.55%	7.20%
NASDAQ-100 Index - Price Return	-7.26%	21.64%
NASDAQ-100 Index - Total Return	-6.61%	22.61%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NOCT.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2022 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF - January
NAV Return	-4.26%	4.37%
Market Return	-4.24%	4.29%
Russell 2000 Index - Price Return	-17.75%	4.87%
Russell 2000 Index - Total Return	-16.87%	6.08%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KJAN.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - April from its inception (March 31, 2020) to April 30, 2022 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF - April
NAV Return	-7.14%	4.56%
Market Return	-7.23%	4.53%
Russell 2000 Index - Price Return	-17.75%	25.95%
Russell 2000 Index - Total Return	-16.87%	27.33%

(a) Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KAPR.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JULY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - July from its inception (June 30, 2020) to April 30, 2022 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF - July
NAV Return	-7.19%	3.68%
Market Return	-7.18%	3.50%
Russell 2000 Index - Price Return	-17.75%	15.06%
Russell 2000 Index - Total Return	-16.87%	16.29%

(a) Inception date is June 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JULY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KJUL.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - October from its inception (September 30, 2019) to April 30, 2022 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF- October
NAV Return	-6.34%	1.33%
Market Return	-6.26%	1.27%
Russell 2000 Index - Price Return	-17.75%	8.13%
Russell 2000 Index - Total Return	-16.87%	9.41%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KOCT.

INNOVATOR DOUBLE STACKER ETF – JANUARY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker ETF - January from its inception (December 31, 2020) to April 30, 2022 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator Double Stacker ETF - January
NAV Return	-6.61%	1.24%
Market Return	-6.73%	1.11%
S&P 500® Index - Price Return	-1.18%	7.44%
S&P 500® Index - Total Return	0.21%	8.96%
NASDAQ-100 Index - Price Return	-7.26%	-0.20%

(a) Inception date is December 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR DOUBLE STACKER ETF – JANUARY

Fund Performance
April 30, 2022 (Unaudited)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DSJA.

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker ETF - October from its inception (September 30, 2020) to April 30, 2022 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator Double Stacker ETF - October
NAV Return	-1.17%	10.00%
Market Return	-1.48%	9.86%
S&P 500® Index - Price Return	-1.18%	13.91%
S&P 500® Index - Total Return	0.21%	15.57%
NASDAQ-100 Index - Price Return	-7.26%	7.79%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Fund Performance
April 30, 2022 (Unaudited)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DSOC.

INNOVATOR TRIPLE STACKER ETF – JANUARY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Triple Stacker ETF - January from its inception (December 31, 2020) to April 30, 2022 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return, NASDAQ-100 Index - Price Return and Russell 2000 Index - Price Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator Triple Stacker ETF - January
NAV Return	-7.26%	0.64%
Market Return	-7.67%	0.59%
S&P 500® Index - Price Return	-1.18%	7.44%
S&P 500® Index - Total Return	0.21%	8.96%
NASDAQ-100 Index - Price Return	-7.26%	-0.20%
Russell 2000 Index - Price Return	-17.75%	-4.25%

(a) Inception date is December 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR TRIPLE STACKER ETF – JANUARY

Fund Performance
April 30, 2022 (Unaudited)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return, NASDAQ 100 Index - Price Return and Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TSJA.

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Triple Stacker ETF - October from its inception (September 30, 2020) to April 30, 2022 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return, NASDAQ-100 Index - Price Return and Russell 2000 Index - Price Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator Triple Stacker ETF - October
NAV Return	-2.89%	8.39%
Market Return	-3.06%	8.26%
S&P 500® Index - Price Return	-1.18%	13.91%
S&P 500® Index - Total Return	0.21%	15.57%
NASDAQ-100 Index - Price Return	-7.26%	7.79%
Russell 2000 Index - Price Return	-17.75%	-14.37%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the  S&P 500® Index - Price Return, NASDAQ 100 Index - Price Return and Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TSOC.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – JANUARY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker 9 Buffer ETF - January from its inception (December 31, 2020) to April 30, 2022 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator Double Stacker 9 Buffer ETF - January
NAV Return	-4.38%	0.86%
Market Return	-4.52%	0.75%
S&P 500® Index - Price Return	-1.18%	7.44%
S&P 500® Index - Total Return	0.21%	8.96%
NASDAQ-100 Index - Price Return	-7.26%	-0.20%

(a) Inception date is December 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – JANUARY

Fund Performance
April 30, 2022 (Unaudited)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return and NASDAQ 100 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DBJA.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – OCTOBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker 9 Buffer ETF - October from its inception (September 30, 2020) to April 30, 2022 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator Double Stacker 9 Buffer ETF - October
NAV Return	-0.45%	6.69%
Market Return	-0.57%	6.64%
S&P 500® Index - Price Return	-1.18%	13.91%
S&P 500® Index - Total Return	0.21%	15.57%
NASDAQ-100 Index - Price Return	-7.26%	7.79%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – OCTOBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return and NASDAQ 100 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DBOC.

INNOVATOR U.S. EQUITY ACCELERATED ETF - JANUARY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - January from its inception (December 31, 2021) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator U.S. Equity Accelerated ETF - January
NAV Return	-13.69%
Market Return	-13.86%
S&P 500® Index - Price Return	-13.31%
S&P 500® Index - Total Return	-12.92%

(a) Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED ETF - JANUARY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDJA.

INNOVATOR U.S. EQUITY ACCELERATED ETF - APRIL

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - April from its inception (March 31, 2021) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated ETF - April
NAV Return	2.25%	5.75%
Market Return	1.83%	5.51%
S&P 500® Index - Price Return	-1.18%	3.69%
S&P 500® Index - Total Return	0.21%	5.13%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED ETF - APRIL

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDAP.

INNOVATOR U.S. EQUITY ACCELERATED ETF - JULY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - July from its inception (June 30, 2021) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator U.S. Equity Accelerated ETF - July
NAV Return	-2.86%
Market Return	-3.05%
S&P 500® Index - Price Return	-3.85%
S&P 500® Index - Total Return	-2.75%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED ETF - JULY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDJL.

INNOVATOR U.S. EQUITY ACCELERATED ETF - OCTOBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - October from its inception (September 30, 2021) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator U.S. Equity Accelerated ETF - October
NAV Return	-3.09%
Market Return	-3.10%
S&P 500® Index - Price Return	-4.08%
S&P 500® Index - Total Return	-3.32%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED ETF - OCTOBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDOC.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JANUARY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF - January from its inception (December 31, 2021) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - January
NAV Return	-13.37%
Market Return	-13.55%
S&P 500® Index - Price Return	-13.31%
S&P 500® Index - Total Return	-12.92%

(a) Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JANUARY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTJA.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - APRIL

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF - April from its inception (March 31, 2021) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - April
NAV Return	1.96%	5.40%
Market Return	1.33%	5.15%
S&P 500® Index - Price Return	-1.18%	3.69%
S&P 500® Index - Total Return	0.21%	5.13%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - APRIL

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTAP.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JULY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF - July from its inception (June 30, 2021) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - July
NAV Return	-2.11%
Market Return	-2.10%
S&P 500® Index - Price Return	-3.85%
S&P 500® Index - Total Return	-2.75%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JULY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTJL.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - OCTOBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF - October from its inception (September 30, 2021) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - October
NAV Return	-2.44%
Market Return	-2.55%
S&P 500® Index - Price Return	-4.08%
S&P 500® Index - Total Return	-3.32%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - OCTOBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTOC.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JANUARY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF - January from its inception (December 31, 2021) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - January
NAV Return	-8.75%
Market Return	-8.78%
S&P 500® Index - Price Return	-13.31%
S&P 500® Index - Total Return	-12.92%

(a) Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JANUARY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBJA.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - APRIL

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF - April from its inception (March 31, 2021) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
NAV Return	0.68%	2.58%
Market Return	0.50%	2.66%
S&P 500® Index - Price Return	-1.18%	3.69%
S&P 500® Index - Total Return	0.21%	5.13%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - APRIL

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBAP.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JULY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF - July from its inception (June 30, 2021) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - July
NAV Return	-0.28%
Market Return	-0.39%
S&P 500® Index - Price Return	-3.85%
S&P 500® Index - Total Return	-2.75%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JULY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBJL.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - OCTOBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF - October from its inception (September 30, 2021) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - October
NAV Return	-1.33%
Market Return	-1.40%
S&P 500® Index - Price Return	-4.08%
S&P 500® Index - Total Return	-3.32%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - OCTOBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBOC.

INNOVATOR GROWTH ACCELERATED PLUS ETF - JANUARY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF - January from its inception (December 31, 2021) to April 30, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator Growth Accelerated Plus ETF - January
NAV Return	-21.32%
Market Return	-21.48%
NASDAQ-100 Index - Price Return	-21.23%
NASDAQ-100 Index - Total Return	-21.06%

(a) Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH ACCELERATED PLUS ETF - JANUARY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTJA.

INNOVATOR GROWTH ACCELERATED PLUS ETF - APRIL

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF - April from its inception (March 31, 2021) to April 30, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator Growth Accelerated Plus ETF - April
NAV Return	-0.36%	4.46%
Market Return	-0.58%	4.20%
NASDAQ-100 Index - Price Return	-7.26%	-1.67%
NASDAQ-100 Index - Total Return	-6.61%	-1.01%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH ACCELERATED PLUS ETF - APRIL

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTAP.

INNOVATOR GROWTH ACCELERATED PLUS ETF - JULY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF - July from its inception (June 30, 2021) to April 30, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator Growth Accelerated Plus ETF - July
NAV Return	-11.67%
Market Return	-11.67%
NASDAQ-100 Index - Price Return	-11.68%
NASDAQ-100 Index - Total Return	-11.20%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH ACCELERATED PLUS ETF - JULY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTJL.

INNOVATOR GROWTH ACCELERATED PLUS ETF - OCTOBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF - October from its inception (September 30, 2021) to April 30, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator Growth Accelerated Plus ETF - October
NAV Return	-11.40%
Market Return	-11.65%
NASDAQ-100 Index - Price Return	-12.49%
NASDAQ-100 Index - Total Return	-12.16%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH ACCELERATED PLUS ETF - OCTOBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTOC.

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator 20+ Year Treasury Bond 9 Buffer ETF - July from its inception (August 17, 2020) to April 30, 2022 as compared with the ICE U.S. Treasury 20+ Year Index - Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
NAV Return	-5.49%	-7.50%
Market Return	-5.51%	-7.65%
ICE U.S. Treasury 20+ Year Index - Total Return	-11.99%	-15.51%

(a) Inception date is August 17, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and ICE U.S. Treasury 20+ Year Index - Total Return include the reinvestment of all dividends, if any.

The ICE U.S. Treasury 20+ Year Bond Index is market value weighted and is designed to include U.S. dollar denominated, fixed rate U.S. Treasury market securities with minimum term to maturity greater than or equal to twenty years.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TBJL.

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – QUARTERLY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly from its inception (August 17, 2020) to April 30, 2022 as compared with the ICE U.S. Treasury 20+ Year Index - Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
NAV Return	-7.25%	-7.36%
Market Return	-6.86%	-7.30%
ICE U.S. Treasury 20+ Year Index - Total Return	-11.99%	-15.51%

(a) Inception date is August 17, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – QUARTERLY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and ICE U.S. Treasury 20+ Year Index - Total Return include the reinvestment of all dividends, if any.

The ICE U.S. Treasury 20+ Year Bond Index is market value weighted and is designed to include U.S. dollar denominated, fixed rate U.S. Treasury market securities with minimum term to maturity greater than or equal to twenty years.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TFJL.

INNOVATOR DEFINED WEALTH SHIELD ETF

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Defined Wealth Shield ETF from its inception (June 30, 2021) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator Defined Wealth Shield ETF
NAV Return	-0.71%
Market Return	-0.58%
S&P 500® Index - Price Return	-3.85%
S&P 500® Index - Total Return	-2.75%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.69%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR DEFINED WEALTH SHIELD ETF

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BALT.

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - Quarterly from its inception (March 31, 2021) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated ETF - Quarterly
NAV Return	-5.14%	-1.58%
Market Return	-5.35%	-1.77%
S&P 500® Index - Price Return	-1.18%	3.69%
S&P 500® Index - Total Return	0.21%	5.13%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDSQ.

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated ETF - Quarterly from its inception (March 31, 2021) to April 30, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator Growth Accelerated ETF - Quarterly
NAV Return	-10.02%	-5.27%
Market Return	-10.21%	-5.40%
NASDAQ-100 Index - Price Return	-7.26%	-1.67%
NASDAQ-100 Index - Total Return	-6.61%	-1.01%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDQQ.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the respective period and held for the entire respective period to April 30, 2022 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period		Annualized Expense Ratio for the Period
Innovator International Developed Power Buffer ETF - January (NAV)	$1,000.00	$939.40	$4.09	(a)	0.85%
Innovator International Developed Power Buffer ETF - April (NAV)	1,000.00	916.70	4.04	(a)	0.85%
Innovator International Developed Power Buffer ETF - July (NAV)	1,000.00	952.20	4.11	(a)	0.85%
Innovator International Developed Power Buffer ETF - October (NAV)	1,000.00	933.70	4.08	(a)	0.85%
Innovator Emerging Markets Power Buffer ETF - January (NAV)	1,000.00	922.00	4.24	(a)	0.89%
Innovator Emerging Markets Power Buffer ETF - April (NAV)	1,000.00	963.00	4.33	(a)	0.89%
Innovator Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	937.00	4.27	(a)	0.89%
Innovator Emerging Markets Power Buffer ETF - October (NAV)	1,000.00	929.00	4.26	(a)	0.89%
Innovator Growth-100 Power Buffer ETF - January (NAV)	1,000.00	893.00	3.71	(a)	0.79%
Innovator Growth-100 Power Buffer ETF - April (NAV)	1,000.00	941.90	3.80	(a)	0.79%
Innovator Growth-100 Power Buffer ETF - July (NAV)	1,000.00	928.50	3.78	(a)	0.79%
Innovator Growth-100 Power Buffer ETF - October (NAV)	1,000.00	917.00	3.75	(a)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - January (NAV)	1,000.00	928.90	3.78	(a)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - April (NAV)	1,000.00	908.90	3.74	(a)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - July (NAV)	1,000.00	923.40	3.77	(a)	0.79%
Innovator U.S. Small Cap Power Buffer ETF - October (NAV)	1,000.00	905.10	3.73	(a)	0.79%
Innovator Double Stacker ETF - January (NAV)	1,000.00	868.50	3.66	(a)	0.79%
Innovator Double Stacker ETF - October (NAV)	1,000.00	907.40	3.74	(a)	0.79%
Innovator Triple Stacker ETF - January (NAV)	1,000.00	871.90	3.67	(a)	0.79%
Innovator Triple Stacker ETF - October (NAV)	1,000.00	909.00	3.74	(a)	0.79%
Innovator Double Stacker 9 Buffer ETF - January (NAV)	1,000.00	915.30	3.75	(a)	0.79%
Innovator Double Stacker 9 Buffer ETF - October (NAV)	1,000.00	948.30	3.82	(a)	0.79%
Innovator U.S. Equity Accelerated ETF - January (NAV)	1,000.00	863.10	2.36	(b)	0.79%
Innovator U.S. Equity Accelerated ETF - April (NAV)	1,000.00	949.80	3.82	(a)	0.79%
Innovator U.S. Equity Accelerated ETF - July (NAV)	1,000.00	916.60	3.75	(a)	0.79%
Innovator U.S. Equity Accelerated ETF - October (NAV)	1,000.00	922.00	3.76	(a)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - January (NAV)	1,000.00	866.30	2.36	(b)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - April (NAV)	1,000.00	952.60	3.82	(a)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - July (NAV)	1,000.00	927.40	3.78	(a)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - October (NAV)	1,000.00	927.40	3.78	(a)	0.79%

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2022 (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period		Annualized Expense Ratio for the Period
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (NAV)	1,000.00	912.50	2.42	(b)	0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (NAV)	1,000.00	962.80	3.84	(a)	0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (NAV)	1,000.00	966.60	3.85	(a)	0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - October (NAV)	1,000.00	957.70	3.83	(a)	0.79%
Innovator Growth Accelerated Plus ETF - January (NAV)	1,000.00	786.80	2.26	(b)	0.79%
Innovator Growth Accelerated Plus ETF - April (NAV)	1,000.00	906.50	3.73	(a)	0.79%
Innovator Growth Accelerated Plus ETF - July (NAV)	1,000.00	819.70	3.56	(a)	0.79%
Innovator Growth Accelerated Plus ETF - October (NAV)	1,000.00	838.30	3.60	(a)	0.79%
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July (NAV)	1,000.00	890.50	3.70	(a)	0.79%
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly (NAV)	1,000.00	920.50	3.76	(a)	0.79%
Innovator Defined Wealth Shield ETF (NAV)	1,000.00	986.50	3.40	(a)	0.69%
Innovator U.S. Equity Accelerated ETF - Quarterly (NAV)	1,000.00	882.50	3.69	(a)	0.79%
Innovator Growth Accelerated ETF - Quarterly (NAV)	1,000.00	805.90	3.54	(a)	0.79%

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 117/365 (to reflect the period since the Fund's inception).

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2022 (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period (a)		Annualized Expense Ratio for the Period
Innovator International Developed Power Buffer ETF - January (NAV)	$1,000.00	$1,020.58	$4.26		0.85%
Innovator International Developed Power Buffer ETF - April (NAV)	1,000.00	1,020.58	4.26		0.85%
Innovator International Developed Power Buffer ETF - July (NAV)	1,000.00	1,020.58	4.26		0.85%
Innovator International Developed Power Buffer ETF - October (NAV)	1,000.00	1,020.58	4.26		0.85%
Innovator Emerging Markets Power Buffer ETF - January (NAV)	1,000.00	1,020.38	4.46		0.89%
Innovator Emerging Markets Power Buffer ETF - April (NAV)	1,000.00	1,020.38	4.46		0.89%
Innovator Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	1,020.38	4.46		0.89%
Innovator Emerging Markets Power Buffer ETF - October (NAV)	1,000.00	1,020.38	4.46		0.89%
Innovator Growth-100 Power Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Growth-100 Power Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Growth-100 Power Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Growth-100 Power Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator U.S. Small Cap Power Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator U.S. Small Cap Power Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator U.S. Small Cap Power Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator U.S. Small Cap Power Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Double Stacker ETF - January (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Double Stacker ETF - October (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Triple Stacker ETF - January (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Triple Stacker ETF - October (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Double Stacker 9 Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Double Stacker 9 Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator U.S. Equity Accelerated ETF - January (NAV)	1,000.00	1,020.88	3.96	(b)	0.79%
Innovator U.S. Equity Accelerated ETF - April (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator U.S. Equity Accelerated ETF - July (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator U.S. Equity Accelerated ETF - October (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator U.S. Equity Accelerated Plus ETF - January (NAV)	1,000.00	1,020.88	3.96	(b)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - April (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator U.S. Equity Accelerated Plus ETF - July (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator U.S. Equity Accelerated Plus ETF - October (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96	(b)	0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Growth Accelerated Plus ETF - January (NAV)	1,000.00	1,020.88	3.96	(b)	0.79%
Innovator Growth Accelerated Plus ETF - April (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Growth Accelerated Plus ETF - July (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Growth Accelerated Plus ETF - October (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Defined Wealth Shield ETF (NAV)	1,000.00	1,021.37	3.46		0.69%
Innovator U.S. Equity Accelerated ETF - Quarterly (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Growth Accelerated ETF - Quarterly (NAV)	1,000.00	1,020.88	3.96		0.79%

(a) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(b) For comparative purposes only as the Fund was not in operation for the full six month period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Schedule of Investments

April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.14% (a)(b)
CALL OPTIONS - 90.46%
EFA iShares MSCI EAFE ETF, Expires 12/30/2022, Strike Price $0.67	12,153	$83,418,192	$80,411,946
			80,411,946
PUT OPTIONS - 18.68%
EFA iShares MSCI EAFE ETF, Expires 12/30/2022, Strike Price $78.68	12,153	83,418,192	16,604,232
			16,604,232
TOTAL PURCHASED OPTIONS (Cost $99,040,927)			97,016,178

SHORT TERM INVESTMENTS - 0.64%	Principal Amount
Money Market Deposit Account - 0.64%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$568,862		568,862
TOTAL SHORT TERM INVESTMENTS (Cost $568,862)			568,862

Total Investments (Cost $99,609,789) - 109.78%			97,585,040
Liabilities in Excess of Other Assets - (9.78)%			(8,697,115)
TOTAL NET ASSETS - 100.00%			$88,887,925

Asset Type	% of Net Assets
Purchased Options	109.14%
Short Term Investments	0.64
Total Investments	109.78
Liabilities in Excess of Other Assets	(9.78)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	12/30/2022	$85.08	12,153	$(83,418,192)	$(2,888,833)
					(2,888,833)
Put Options
EFA iShares MSCI EAFE ETF	12/30/2022	66.88	12,153	(83,418,192)	(5,747,029)
					(5,747,029)
Total Options Written (Premiums Received $5,095,208)					$(8,635,862)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.20% (a)(b)
CALL OPTIONS - 93.52%
EFA iShares MSCI EAFE ETF, Expires 3/31/2023, Strike Price $0.63	7,709	$52,914,576	$51,003,595
			51,003,595
PUT OPTIONS - 12.68%
EFA iShares MSCI EAFE ETF, Expires 3/31/2023, Strike Price $73.60	7,709	52,914,576	6,913,367
			6,913,367
TOTAL PURCHASED OPTIONS (Cost $58,391,429)			57,916,962

SHORT TERM INVESTMENTS - 0.83%	Principal Amount
Money Market Deposit Account - 0.83%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$453,537		453,537
TOTAL SHORT TERM INVESTMENTS (Cost $453,537)			453,537

Total Investments (Cost $58,844,966) - 107.03%			58,370,499
Liabilities in Excess of Other Assets - (7.03)%			(3,833,649)
TOTAL NET ASSETS - 100.00%			$54,536,850

Asset Type	% of Net Assets
Purchased Options	106.20%
Short Term Investments	0.83
Total Investments	107.03
Liabilities in Excess of Other Assets	(7.03)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	3/31/2023	$84.17	7,709	$(52,914,576)	$(1,367,676)
					(1,367,676)
Put Options
EFA iShares MSCI EAFE ETF	3/31/2023	62.56	7,709	(52,914,576)	(2,436,907)
					(2,436,907)
Total Options Written (Premiums Received 2,848,149)					$(3,804,583)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.10% (a)(b)
CALL OPTIONS - 88.11%
EFA iShares MSCI EAFE ETF, Expires 6/30/2022, Strike Price $0.63	7,735	$53,093,040	$51,760,610
			51,760,610
PUT OPTIONS - 17.99%
EFA iShares MSCI EAFE ETF, Expires 6/30/2022, Strike Price $78.88	7,735	53,093,040	10,567,335
			10,567,335
TOTAL PURCHASED OPTIONS (Cost $63,145,044)			62,327,945

SHORT TERM INVESTMENTS - 0.21%	Principal Amount
Money Market Deposit Account - 0.21%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$120,651		120,651
TOTAL SHORT TERM INVESTMENTS (Cost $120,651)			120,651

Total Investments (Cost $63,265,695) - 106.31%			62,448,596
Liabilities in Excess of Other Assets - (6.31)%			(3,704,009)
TOTAL NET ASSETS - 100.00%			$58,744,587

Asset Type	% of Net Assets
Purchased Options	106.10%
Short Term Investments	0.21
Total Investments	106.31
Liabilities in Excess of Other Assets	(6.31)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	6/30/2022	$84.22	7,735	$(53,093,040)	$(1,659,945)
					(1,659,945)
Put Options
EFA iShares MSCI EAFE ETF	6/30/2022	67.05	7,735	(53,093,040)	(2,003,987)
					(2,003,987)
Total Options Written (Premiums Received $2,826,840)					$(3,663,932)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.54% (a)(b)
CALL OPTIONS - 90.42%
EFA iShares MSCI EAFE ETF, Expires 9/30/2022, Strike Price $0.62	2,319	$15,917,616	$15,548,260
			15,548,260
PUT OPTIONS - 17.12%
EFA iShares MSCI EAFE ETF, Expires 9/30/2022, Strike Price $78.01	2,319	15,917,616	2,943,135
			2,943,135
TOTAL PURCHASED OPTIONS (Cost $18,853,764)			18,491,395

SHORT TERM INVESTMENTS - 0.42%	Principal Amount
Money Market Deposit Account - 0.42%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$72,575		72,575
TOTAL SHORT TERM INVESTMENTS (Cost $72,575)			72,575

Total Investments (Cost $18,926,339) - 107.96%			18,563,970
Liabilities in Excess of Other Assets - (7.96)%			(1,368,872)
TOTAL NET ASSETS - 100.00%			$17,195,098

Asset Type	% of Net Assets
Purchased Options	107.54%
Short Term Investments	0.42
Total Investments	107.96
Liabilities in Excess of Other Assets	(7.96)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	9/30/2022	$85.81	2,319	$(15,917,616)	$(552,813)
					(552,813)
Put Options
EFA iShares MSCI EAFE ETF	9/30/2022	66.31	2,319	(15,917,616)	(804,064)
					(804,064)
Total Options Written (Premiums Received $814,590)					$(1,356,877)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.78% (a)(b)
CALL OPTIONS - 90.01%
EEM iShares MSCI Emerging Markets ETF, Expires 12/30/2022, Strike Price $0.43	18,201	$77,135,838	$74,562,266
			74,562,266
PUT OPTIONS - 19.77%
EEM iShares MSCI Emerging Markets ETF, Expires 12/30/2022, Strike Price $48.85	18,201	77,135,838	16,381,014
			16,381,014
TOTAL PURCHASED OPTIONS (Cost $94,805,318)			90,943,280

SHORT TERM INVESTMENTS - 0.66%	Principal Amount
Money Market Deposit Account - 0.66%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$547,488		547,488
TOTAL SHORT TERM INVESTMENTS (Cost $547,488)			547,488

Total Investments (Cost $95,352,806) - 110.44%			91,490,768
Liabilities in Excess of Other Assets - (10.44)%			(8,652,377)
TOTAL NET ASSETS - 100.00%			$82,838,391

Asset Type	% of Net Assets
Purchased Options	109.78%
Short Term Investments	0.66
Total Investments	110.44
Liabilities in Excess of Other Assets	(10.44)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	12/30/2022	$54.38	18,201	$(77,135,838)	$(2,520,693)
					(2,520,693)
Put Options
EEM iShares MSCI Emerging Markets ETF	12/30/2022	41.52	18,201	(77,135,838)	(6,067,703)
					(6,067,703)
Total Options Written (Premiums Received $6,643,632)					$(8,588,396)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – APRIL

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.07% (a)(b)
CALL OPTIONS - 93.72%
EEM iShares MSCI Emerging Markets ETF, Expires 3/31/2023, Strike Price $0.40	8,446	$35,794,148	$34,622,273
			34,622,273
PUT OPTIONS - 17.35%
EEM iShares MSCI Emerging Markets ETF, Expires 3/31/2023, Strike Price $45.15	8,446	35,794,148	6,410,072
			6,410,072
TOTAL PURCHASED OPTIONS (Cost $40,122,580)			41,032,345

SHORT TERM INVESTMENTS - 0.86%	Principal Amount
Money Market Deposit Account - 0.86%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$318,058		318,058
TOTAL SHORT TERM INVESTMENTS (Cost $318,058)			318,058

Total Investments (Cost $40,440,638) - 111.93%			41,350,403
Liabilities in Excess of Other Assets - (11.93)%			(4,408,743)
TOTAL NET ASSETS - 100.00%			$36,941,660

Asset Type	% of Net Assets
Purchased Options	111.07%
Short Term Investments	0.86
Total Investments	111.93
Liabilities in Excess of Other Assets	(11.93)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	3/31/2023	$51.48	8,446	$(35,794,148)	$(2,298,073)
					(2,298,073)
Put Options
EEM iShares MSCI Emerging Markets ETF	3/31/2023	38.38	8,446	(35,794,148)	(2,090,465)
					(2,090,465)
Total Options Written (Premiums Received $2,719,189)					$(4,388,538)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JULY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.83% (a)(b)
CALL OPTIONS - 83.33%
EEM iShares MSCI Emerging Markets ETF, Expires 6/30/2022, Strike Price $0.44	6,425	$27,229,150	$26,663,863
			26,663,863
PUT OPTIONS - 26.50%
EEM iShares MSCI Emerging Markets ETF, Expires 6/30/2022, Strike Price $55.15	6,425	27,229,150	8,477,541
			8,477,541
TOTAL PURCHASED OPTIONS (Cost $36,801,039)			35,141,404

SHORT TERM INVESTMENTS - 0.21%	Principal Amount
Money Market Deposit Account - 0.21%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$67,901		67,901
TOTAL SHORT TERM INVESTMENTS (Cost $67,901)			67,901

Total Investments (Cost $36,868,940) - 110.04%			35,209,305
Liabilities in Excess of Other Assets - (10.04)%			(3,212,331)
TOTAL NET ASSETS - 100.00%			$31,996,974

Asset Type	% of Net Assets
Purchased Options	109.83%
Short Term Investments	0.21
Total Investments	110.04
Liabilities in Excess of Other Assets	(10.04)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	6/30/2022	$59.99	6,425	$(27,229,150)	$(6,398)
					(6,398)
Put Options
EEM iShares MSCI Emerging Markets ETF	6/30/2022	46.88	6,425	(27,229,150)	(3,181,310)
					(3,181,310)
Total Options Written (Premiums Received $2,463,263)					$(3,187,708)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.36% (a)(b)
CALL OPTIONS - 87.82%
EEM iShares MSCI Emerging Markets ETF, Expires 9/30/2022, Strike Price $0.40	1,858	$7,874,204	$7,719,939
			7,719,939
PUT OPTIONS - 22.54%
EEM iShares MSCI Emerging Markets ETF, Expires 9/30/2022, Strike Price $50.38	1,858	7,874,204	1,981,099
			1,981,099
TOTAL PURCHASED OPTIONS (Cost $9,853,260)			9,701,038

SHORT TERM INVESTMENTS - 0.42%	Principal Amount
Money Market Deposit Account - 0.42%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$36,824		36,824
TOTAL SHORT TERM INVESTMENTS (Cost $36,824)			36,824

Total Investments (Cost $9,890,084) - 110.78%			9,737,862
Liabilities in Excess of Other Assets - (10.78)%			(947,434)
TOTAL NET ASSETS - 100.00%			$8,790,428

Asset Type	% of Net Assets
Purchased Options	110.36%
Short Term Investments	0.42
Total Investments	110.78
Liabilities in Excess of Other Assets	(10.78)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	9/30/2022	$57.38	1,858	$(7,874,204)	$(396,580)
					(396,580)
Put Options
EEM iShares MSCI Emerging Markets ETF	9/30/2022	42.82	1,858	(7,874,204)	(544,887)
					(544,887)
Total Options Written (Premiums Received $643,307)					$(941,467)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.37% (a)(b)
CALL OPTIONS - 87.58%
QQQ Invesco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $3.18	3,524	$110,389,300	$108,575,139
			108,575,139
PUT OPTIONS - 23.79%
QQQ Invesco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $397.85	3,524	110,389,300	29,500,830
			29,500,830
TOTAL PURCHASED OPTIONS (Cost $148,137,884)			138,075,969

SHORT TERM INVESTMENTS - 0.62%	Principal Amount
Money Market Deposit Account- 0.62%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$764,141		764,141
TOTAL SHORT TERM INVESTMENTS (Cost $764,141)			764,141

Total Investments (Cost $148,902,025) - 111.99%			138,840,110
Liabilities in Excess of Other Assets - (11.99)%			(14,863,582)
TOTAL NET ASSETS - 100.00%			$123,976,528

Asset Type	% of Net Assets
Purchased Options	111.37%
Short Term Investments	0.62
Total Investments	111.99
Liabilities in Excess of Other Assets	(11.99)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	12/30/2022	$441.02	3,524	$(110,389,300)	$(337,560)
					(337,560)
Put Options
QQQ Invesco QQQ Trust Series 1	12/30/2022	338.17	3,524	(110,389,300)	(14,440,896)
					(14,440,896)
Total Options Written (Premiums Received $12,739,277)					$(14,778,456)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.41% (a)(b)
CALL OPTIONS - 92.05%
QQQ Invesco QQQ Trust Series 1, Expires 3/31/2023, Strike Price $2.90	1,784	$55,883,800	$54,901,225
			54,901,225
PUT OPTIONS - 17.36%
QQQ Invesco QQQ Trust Series 1, Expires 3/31/2023, Strike Price $362.54	1,784	55,883,800	10,357,585
			10,357,585
TOTAL PURCHASED OPTIONS (Cost $69,241,155)			65,258,810

SHORT TERM INVESTMENTS - 0.80%	Principal Amount
Money Market Deposit Account- 0.80%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$476,803		476,803
TOTAL SHORT TERM INVESTMENTS (Cost $476,803)			476,803

Total Investments (Cost $69,717,958) - 110.21%			65,735,613
Liabilities in Excess of Other Assets - (10.21)%			(6,091,943)
TOTAL NET ASSETS - 100.00%			$59,643,670

Asset Type	% of Net Assets
Purchased Options	109.41%
Short Term Investments	0.80
Total Investments	110.21
Liabilities in Excess of Other Assets	(10.21)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	3/31/2023	$412.61	1,784	$(55,883,800)	$(784,362)
					(784,362)
Put Options
QQQ Invesco QQQ Trust Series 1	3/31/2023	308.16	1,784	(55,883,800)	(5,271,736)
					(5,271,736)
Total Options Written (Premiums Received $5,825,140)					$(6,056,098)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.60% (a)(b)
CALL OPTIONS - 91.13%
QQQ Invesco QQQ Trust Series 1, Expires 6/30/2022, Strike Price $2.84	1,627	$50,965,775	$50,395,861
			50,395,861
PUT OPTIONS - 12.47%
QQQ Invesco QQQ Trust Series 1, Expires 6/30/2022, Strike Price $354.45	1,627	50,965,775	6,893,595
			6,893,595
TOTAL PURCHASED OPTIONS (Cost $61,288,689)			57,289,456

SHORT TERM INVESTMENTS - 0.22%	Principal Amount
Money Market Deposit Account- 0.22%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$122,844		122,844
TOTAL SHORT TERM INVESTMENTS (Cost $122,844)			122,844

Total Investments (Cost $61,411,533) - 103.82%			57,412,300
Liabilities in Excess of Other Assets - (3.82)%			(2,111,973)
TOTAL NET ASSETS - 100.00%			$55,300,327

Asset Type	% of Net Assets
Purchased Options	103.60%
Short Term Investments	0.22
Total Investments	103.82
Liabilities in Excess of Other Assets	(3.82)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	6/30/2022	$386.39	1,627	$(50,965,775)	$(56,257)
					(56,257)
Put Options
QQQ Invesco QQQ Trust Series 1	6/30/2022	301.28	1,627	(50,965,775)	(2,020,304)
					(2,020,304)
Total Options Written (Premiums Received $4,273,562)					$(2,076,561)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.25% (a)(b)
CALL OPTIONS - 91.64%
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2022, Strike Price $2.86	1,852	$58,013,900	$57,244,107
			57,244,107
PUT OPTIONS - 14.61%
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2022, Strike Price $357.53	1,852	58,013,900	9,123,577
			9,123,577
TOTAL PURCHASED OPTIONS (Cost $71,395,965)			66,367,684

SHORT TERM INVESTMENTS - 0.45%	Principal Amount
Money Market Deposit Account- 0.45%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$278,529		278,529
TOTAL SHORT TERM INVESTMENTS (Cost $278,529)			278,529

Total Investments (Cost $71,674,494) - 106.70%			66,646,213
Liabilities in Excess of Other Assets - (6.70)%			(4,184,765)
TOTAL NET ASSETS - 100.00%			$62,461,448

Asset Type	% of Net Assets
Purchased Options	106.25%
Short Term Investments	0.45
Total Investments	106.70
Liabilities in Excess of Other Assets	(6.70)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	9/30/2022	$395.64	1,852	$(58,013,900)	$(275,154)
					(275,154)
Put Options
QQQ Invesco QQQ Trust Series 1	9/30/2022	303.90	1,852	(58,013,900)	(3,867,016)
					(3,867,016)
Total Options Written (Premiums Received $5,806,198)					$(4,142,170)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JANUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 108.99% (a)(b)
CALL OPTIONS - 89.43%
IWM iShares Russell 2000 ETF, Expires 12/30/2022, Strike Price $1.78	6,143	$113,614,785	$111,464,431
			111,464,431
PUT OPTIONS - 19.56%
IWM iShares Russell 2000 ETF, Expires 12/30/2022, Strike Price $222.45	6,143	113,614,785	24,375,890
			24,375,890
TOTAL PURCHASED OPTIONS (Cost $145,161,038)			135,840,321

SHORT TERM INVESTMENTS - 0.61%	Principal Amount
Money Market Deposit Account - 0.61%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$765,520		765,520
TOTAL SHORT TERM INVESTMENTS (Cost $765,520)			765,520

Total Investments (Cost $145,926,558) - 109.60%			136,605,841
Liabilities in Excess of Other Assets - (9.60)%			(11,966,110)
TOTAL NET ASSETS - 100.00%			$124,639,731

Asset Type	% of Net Assets
Purchased Options	108.99%
Short Term Investments	0.61
Total Investments	109.60
Liabilities in Excess of Other Assets	(9.60)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JANUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	12/30/2022	$248.01	6,143	$(113,614,785)	$(556,155)
					(556,155)
Put Options
IWM iShares Russell 2000 ETF	12/30/2022	189.08	6,143	(113,614,785)	(11,332,722)
					(11,332,722)
Total Options Written (Premiums Received $10,956,836)					$(11,888,877)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - APRIL

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 108.11% (a)(b)
CALL OPTIONS - 93.23%
IWM iShares Russell 2000 ETF, Expires 3/31/2023, Strike Price $1.64	3,748	$69,319,260	$67,797,828
			67,797,828
PUT OPTIONS - 14.88%
IWM iShares Russell 2000 ETF, Expires 3/31/2023, Strike Price $205.27	3,748	69,319,260	10,817,651
			10,817,651
TOTAL PURCHASED OPTIONS (Cost $82,530,496)			78,615,479

SHORT TERM INVESTMENTS - 0.80%	Principal Amount
Money Market Deposit Account - 0.80%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$583,285		583,285
TOTAL SHORT TERM INVESTMENTS (Cost $583,285)			583,285

Total Investments (Cost $83,113,781) - 108.91%			79,198,764
Liabilities in Excess of Other Assets - (8.91)%			(6,482,532)
TOTAL NET ASSETS - 100.00%			$72,716,232

Asset Type	% of Net Assets
Purchased Options	108.11%
Short Term Investments	0.80
Total Investments	108.91
Liabilities in Excess of Other Assets	(8.91)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - APRIL

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	3/31/2023	$235.30	3,748	$(69,319,260)	$(1,103,386)
					(1,103,386)
Put Options
IWM iShares Russell 2000 ETF	3/31/2023	174.48	3,748	(69,319,260)	(5,332,201)
					(5,332,201)
Total Options Written (Premiums Received $6,325,183)					$(6,435,587)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JULY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.77% (a)(b)
CALL OPTIONS - 85.82%
IWM iShares Russell 2000 ETF, Expires 6/30/2022, Strike Price $1.83	2,925	$54,097,875	$53,416,670
			53,416,670
PUT OPTIONS - 20.95%
IWM iShares Russell 2000 ETF, Expires 6/30/2022, Strike Price $229.37	2,925	54,097,875	13,043,334
			13,043,334
TOTAL PURCHASED OPTIONS (Cost $70,994,688)			66,460,004

SHORT TERM INVESTMENTS - 0.20%	Principal Amount
Money Market Deposit Account - 0.20%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$125,775		125,775
TOTAL SHORT TERM INVESTMENTS (Cost $125,775)			125,775

Total Investments (Cost $71,120,463) - 106.97%			66,585,779
Liabilities in Excess of Other Assets - (6.97)%			(4,339,847)
TOTAL NET ASSETS - 100.00%			$62,245,932

Asset Type	% of Net Assets
Purchased Options	106.77%
Short Term Investments	0.20
Total Investments	106.97
Liabilities in Excess of Other Assets	(6.97)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JULY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	6/30/2022	$251.50	2,925	$(54,097,875)	$-
					-
Put Options
IWM iShares Russell 2000 ETF	6/30/2022	194.96	2,925	(54,097,875)	(4,298,636)
					(4,298,636)
Total Options Written (Premiums Received $4,673,443)					$(4,298,636)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - OCTOBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.91% (a)(b)
CALL OPTIONS - 89.50%
IWM iShares Russell 2000 ETF, Expires 9/30/2022, Strike Price $1.75	1,969	$36,416,655	$35,835,386
			35,835,386
PUT OPTIONS - 17.41%
IWM iShares Russell 2000 ETF, Expires 9/30/2022, Strike Price $218.75	1,969	36,416,655	6,971,257
			6,971,257
TOTAL PURCHASED OPTIONS (Cost $46,248,381)			42,806,643

SHORT TERM INVESTMENTS - 0.41%	Principal Amount
Money Market Deposit Account - 0.41%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$162,186		162,186
TOTAL SHORT TERM INVESTMENTS (Cost $162,186)			162,186

Total Investments (Cost $46,410,567) - 107.32%			42,968,829
Liabilities in Excess of Other Assets - (7.32)%			(2,930,796)
TOTAL NET ASSETS - 100.00%			$40,038,033

Asset Type	% of Net Assets
Purchased Options	106.91%
Short Term Investments	0.41
Total Investments	107.32
Liabilities in Excess of Other Assets	(7.32)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - OCTOBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	9/30/2022	$247.34	1,969	$(36,416,655)	$(60,786)
					(60,786)
Put Options
IWM iShares Russell 2000 ETF	9/30/2022	185.94	1,969	(36,416,655)	(2,842,826)
					(2,842,826)
Total Options Written (Premiums Received $3,662,476)					$(2,903,612)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER ETF - JANUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.00% (a)(b)
CALL OPTIONS - 100.00%
QQQ Invesco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $397.86	133	$4,166,225	$47,861
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.84	111	4,573,200	4,475,870
TOTAL PURCHASED OPTIONS (Cost $5,671,027)			4,523,731

SHORT TERM INVESTMENTS - 0.78%	Principal Amount
Money Market Deposit Account - 0.78%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$35,193		35,193
TOTAL SHORT TERM INVESTMENTS (Cost $35,193)			35,193

Total Investments (Cost $5,706,220) - 100.78%			4,558,924
Liabilities in Excess of Other Assets - (0.78)%			(35,104)
TOTAL NET ASSETS - 100.00%			$4,523,820

Asset Type	% of Net Assets
Purchased Options	100.00%
Short Term Investments	0.78
Total Investments	100.78
Liabilities in Excess of Other Assets	(0.78)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER ETF - JANUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	12/30/2022	$431.67	133	$(4,166,225)	$(15,977)
SPY SPDR S&P 500® Trust ETF	12/30/2022	515.33	111	(4,573,200)	(16,069)
Total Options Written (Premiums Received $440,408)					$(32,046)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER ETF - OCTOBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.21% (a)(b)
CALL OPTIONS - 101.21%
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2022, Strike Price $357.98	217	$6,797,525	$155,710
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.47	181	7,457,200	7,337,029
TOTAL PURCHASED OPTIONS (Cost $8,255,626)			7,492,739

SHORT TERM INVESTMENTS - 0.50%	Principal Amount
Money Market Deposit Account - 0.50%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$37,188		37,188
TOTAL SHORT TERM INVESTMENTS (Cost $37,188)			37,188

Total Investments (Cost $8,292,814) - 101.71%			7,529,927
Liabilities in Excess of Other Assets - (1.71)%			(126,997)
TOTAL NET ASSETS - 100.00%			$7,402,930

Asset Type	% of Net Assets
Purchased Options	101.21%
Short Term Investments	0.50
Total Investments	101.71
Liabilities in Excess of Other Assets	(1.71)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER ETF - OCTOBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	9/30/2022	$389.78	217	$(6,797,525)	$(41,289)
SPY SPDR S&P 500® Trust ETF	9/30/2022	467.29	181	(7,457,200)	(81,121)
Total Options Written (Premiums Received $573,829)					$(122,410)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR TRIPLE STACKER ETF – JANUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.41% (a)(b)
CALL OPTIONS - 101.41%
IWM iShares Russell 2000 ETF, Expires 12/30/2022, Strike Price $222.45	568	$10,505,160	$208,691
QQQ Invesco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $397.85	318	9,961,350	114,473
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.83	266	10,959,200	10,726,222
TOTAL PURCHASED OPTIONS (Cost $14,677,387)			11,049,386

SHORT TERM INVESTMENTS - 0.89%	Principal Amount
Money Market Deposit Account - 0.89%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$97,533		97,533
TOTAL SHORT TERM INVESTMENTS (Cost $97,533)			97,533

Total Investments (Cost $14,774,920) - 102.30%			11,146,919
Liabilities in Excess of Other Assets - (2.30)%			(250,894)
TOTAL NET ASSETS - 100.00%			$10,896,025

Asset Type	% of Net Assets
Purchased Options	101.41%
Short Term Investments	0.89
Total Investments	102.30
Liabilities in Excess of Other Assets	(2.30)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR TRIPLE STACKER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	12/30/2022	$233.91	568	$(10,505,160)	$(111,617)
QQQ Invesco QQQ Trust Series 1	12/30/2022	418.34	318	(9,961,350)	(58,509)
SPY SPDR S&P 500® Trust ETF	12/30/2022	499.42	266	(10,959,200)	(73,027)
Total Options Written (Premiums Received $2,211,802)					$(243,153)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.15% (a)(b)
CALL OPTIONS - 103.15%
IWM iShares Russell 2000 ETF, Expires 9/30/2022, Strike Price $218.75	384	$7,102,080	$89,362
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2022, Strike Price $357.97	234	7,330,050	167,974
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.46	196	8,075,200	7,945,265
TOTAL PURCHASED OPTIONS (Cost $9,755,146)			8,202,601

SHORT TERM INVESTMENTS - 0.41%	Principal Amount
Money Market Deposit Account - 0.41%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$32,850		32,850
TOTAL SHORT TERM INVESTMENTS (Cost $32,850)			32,850

Total Investments (Cost $9,787,996) - 103.56%			8,235,451
Liabilities in Excess of Other Assets - (3.56)%			(283,083)
TOTAL NET ASSETS - 100.00%			$7,952,368

Asset Type	% of Net Assets
Purchased Options	103.15%
Short Term Investments	0.41
Total Investments	103.56
Liabilities in Excess of Other Assets	(3.56)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	9/30/2022	$230.87	384	$(7,102,080)	$(38,002)
QQQ Invesco QQQ Trust Series 1	9/30/2022	377.79	234	(7,330,050)	(74,531)
SPY SPDR S&P 500® Trust ETF	9/30/2022	452.91	196	(8,075,200)	(164,631)
Total Options Written (Premiums Received $1,588,335)					$(277,164)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - JANUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.91% (a)(b)
CALL OPTIONS - 94.42%
QQQ Invesco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $397.84	320	$10,024,000	$115,234
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.77	268	11,041,600	10,808,454
			10,923,688
PUT OPTIONS - 15.49%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $474.95	268	11,041,600	1,791,909
			1,791,909
TOTAL PURCHASED OPTIONS (Cost $14,585,378)			12,715,597

SHORT TERM INVESTMENTS - 0.74%	Principal Amount
Money Market Deposit Account - 0.74%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$85,873		85,873
TOTAL SHORT TERM INVESTMENTS (Cost $85,873)			85,873

Total Investments (Cost $14,671,251) - 110.65%			12,801,470
Liabilities in Excess of Other Assets - (10.65)%			(1,231,960)
TOTAL NET ASSETS - 100.00%			$11,569,510

Asset Type	% of Net Assets
Purchased Options	109.91%
Short Term Investments	0.74
Total Investments	110.65
Liabilities in Excess of Other Assets	(10.65)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - JANUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	12/30/2022	$418.94	320	$(10,024,000)	$(57,718)
SPY SPDR S&P 500® Trust ETF	12/30/2022	500.13	268	(11,041,600)	(72,649)
					(130,367)
Put Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	432.20	268	(11,041,600)	(1,093,617)
					(1,093,617)
Total Options Written (Premiums Received $2,084,977)					$(1,223,984)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - OCTOBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.05% (a)(b)
CALL OPTIONS - 98.89%
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2022, Strike Price $357.95	505	$15,819,125	$362,791
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.41	421	17,345,200	17,068,195
			17,430,986
PUT OPTIONS - 8.16%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $429.13	421	17,345,200	1,439,121
			1,439,121
TOTAL PURCHASED OPTIONS (Cost $20,897,932)			18,870,107

SHORT TERM INVESTMENTS - 0.59%	Principal Amount
Money Market Deposit Account - 0.59%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$103,482		103,482
TOTAL SHORT TERM INVESTMENTS (Cost $103,482)			103,482

Total Investments (Cost $21,001,414) - 107.64%			18,973,589
Liabilities in Excess of Other Assets - (7.64)%			(1,346,828)
TOTAL NET ASSETS - 100.00%			$17,626,761

Asset Type	% of Net Assets
Purchased Options	107.05%
Short Term Investments	0.59
Total Investments	107.64
Liabilities in Excess of Other Assets	(7.64)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - OCTOBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	9/30/2022	$377.36	505	$(15,819,125)	$(163,947)
SPY SPDR S&P 500® Trust ETF	9/30/2022	452.40	421	(17,345,200)	(360,868)
					(524,815)
Put Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	390.50	421	(17,345,200)	(810,175)
					(810,175)
Total Options Written (Premiums Received $3,097,855)					$(1,334,990)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – JANUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.01% (a)(b)
CALL OPTIONS - 100.01%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $474.95	104	$4,284,800	$71,265
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.74	104	4,284,800	4,194,633
TOTAL PURCHASED OPTIONS (Cost $4,834,903)			4,265,898

SHORT TERM INVESTMENTS - 0.77%	Principal Amount
Money Market Deposit Account - 0.77%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$33,109		33,109
TOTAL SHORT TERM INVESTMENTS (Cost $33,109)			33,109

Total Investments (Cost $4,868,012) - 100.78%			4,299,007
Liabilities in Excess of Other Assets - (0.78)%			(33,393)
TOTAL NET ASSETS - 100.00%			$4,265,614

Asset Type	% of Net Assets
Purchased Options	100.01%
Short Term Investments	0.77
Total Investments	100.78
Liabilities in Excess of Other Assets	(0.78)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – JANUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	$515.05	208	$(8,569,600)	$(30,405)
Total Options Written (Premiums Received $152,714)					$(30,405)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.16% (a)(b)
CALL OPTIONS - 102.16%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $451.63	163	$6,715,600	$330,896
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $3.57	163	6,715,600	6,552,838
TOTAL PURCHASED OPTIONS (Cost $7,858,961)			6,883,734

SHORT TERM INVESTMENTS - 1.04%	Principal Amount
Money Market Deposit Account - 1.04%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$69,937		69,937
TOTAL SHORT TERM INVESTMENTS (Cost $69,937)			69,937

Total Investments (Cost $7,928,898) - 103.20%			6,953,671
Liabilities in Excess of Other Assets - (3.20)%			(215,419)
TOTAL NET ASSETS - 100.00%			$6,738,252

Asset Type	% of Net Assets
Purchased Options	102.16%
Short Term Investments	1.04
Total Investments	103.20
Liabilities in Excess of Other Assets	(3.20)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	$493.64	326	$(13,431,200)	$(210,948)
Total Options Written (Premiums Received $555,549)					$(210,948)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – JULY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.42% (a)(b)
CALL OPTIONS - 99.42%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $428.05	119	$4,902,800	$118,776
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $3.40	119	4,902,800	4,843,536
TOTAL PURCHASED OPTIONS (Cost $5,715,188)			4,962,312

SHORT TERM INVESTMENTS - 1.13%	Principal Amount
Money Market Deposit Account - 1.13%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$56,521		56,521
TOTAL SHORT TERM INVESTMENTS (Cost $56,521)			56,521

Total Investments (Cost $5,771,709) - 100.55%			5,018,833
Liabilities in Excess of Other Assets - (0.55)%			(27,575)
TOTAL NET ASSETS - 100.00%			$4,991,258

Asset Type	% of Net Assets
Purchased Options	99.42%
Short Term Investments	1.13
Total Investments	100.55
Liabilities in Excess of Other Assets	(0.55)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – JULY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	$462.30	238	$(9,805,600)	$(24,072)
Total Options Written (Premiums Received $479,180)					$(24,072)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – OCTOBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.89% (a)(b)
CALL OPTIONS - 101.89%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $429.13	42	$1,730,400	$78,159
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.38	42	1,730,400	1,702,891
TOTAL PURCHASED OPTIONS (Cost $1,922,683)			1,781,050

SHORT TERM INVESTMENTS - 0.43%	Principal Amount
Money Market Deposit Account - 0.43%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$7,607		7,607
TOTAL SHORT TERM INVESTMENTS (Cost $7,607)			7,607

Total Investments (Cost $1,930,290) - 102.32%			1,788,657
Liabilities in Excess of Other Assets - (2.32)%			(40,597)
TOTAL NET ASSETS - 100.00%			$1,748,060

Asset Type	% of Net Assets
Purchased Options	101.89%
Short Term Investments	0.43
Total Investments	102.32
Liabilities in Excess of Other Assets	(2.32)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)  The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	$466.26	84	$(3,460,800)	$(39,484)
Total Options Written (Premiums Received $124,927)					$(39,484)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JANUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.30% (a)(b)
CALL OPTIONS - 101.30%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $474.96	312	$12,854,400	$213,721
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.76	156	6,427,200	6,291,642
TOTAL PURCHASED OPTIONS (Cost $8,052,050)			6,505,363

SHORT TERM INVESTMENTS - 0.77%	Principal Amount
Money Market Deposit Account - 0.77%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$49,248		49,248
TOTAL SHORT TERM INVESTMENTS (Cost $49,248)			49,248

Total Investments (Cost $8,101,298) - 102.07%			6,554,611
Liabilities in Excess of Other Assets - (2.07)%			(132,892)
TOTAL NET ASSETS - 100.00%			$6,421,719

Asset Type	% of Net Assets
Purchased Options	101.30%
Short Term Investments	0.77
Total Investments	102.07
Liabilities in Excess of Other Assets	(2.07)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JANUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	$499.47	468	$(19,281,600)	$(128,514)
Total Options Written (Premiums Received $754,041)					$(128,514)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.42% (a)(b)
CALL OPTIONS - 106.42%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $451.64	678	$27,933,600	$1,375,450
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $3.59	339	13,966,800	13,627,633
TOTAL PURCHASED OPTIONS (Cost $17,677,091)			15,003,083

SHORT TERM INVESTMENTS - 1.07%	Principal Amount
Money Market Deposit Account - 1.07%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$151,024		151,024
TOTAL SHORT TERM INVESTMENTS (Cost $151,024)			151,024

Total Investments (Cost $17,828,115) - 107.49%			15,154,107
Liabilities in Excess of Other Assets - (7.49)%			(1,055,398)
TOTAL NET ASSETS - 100.00%			$14,098,709

Asset Type	% of Net Assets
Purchased Options	106.42%
Short Term Investments	1.07
Total Investments	107.49
Liabilities in Excess of Other Assets	(7.49)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	$477.97	1,017	$(41,900,400)	$(1,045,684)
Total Options Written (Premiums Received $2,477,211)					$(1,045,684)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JULY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.59% (a)(b)
CALL OPTIONS - 101.59%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $428.06	658	$27,109,600	$656,463
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $3.45	329	13,554,800	13,389,307
TOTAL PURCHASED OPTIONS (Cost $15,903,304)			14,045,770

SHORT TERM INVESTMENTS - 0.50%	Principal Amount
Money Market Deposit Account - 0.50%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$69,452		69,452
TOTAL SHORT TERM INVESTMENTS (Cost $69,452)			69,452

Total Investments (Cost $15,972,756) - 102.09%			14,115,222
Liabilities in Excess of Other Assets - (2.09)%			(289,067)
TOTAL NET ASSETS - 100.00%			$13,826,155

Asset Type	% of Net Assets
Purchased Options	101.59%
Short Term Investments	0.50
Total Investments	102.09
Liabilities in Excess of Other Assets	(2.09)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JULY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	$449.16	987	$(40,664,400)	$(279,662)
Total Options Written (Premiums Received $1,709,188)					$(279,662)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – OCTOBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.65% (a)(b)
CALL OPTIONS - 105.65%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $429.14	448	$18,457,600	$833,470
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.39	224	9,228,800	9,081,860
TOTAL PURCHASED OPTIONS (Cost $11,666,223)			9,915,330

SHORT TERM INVESTMENTS - 0.47%	Principal Amount
Money Market Deposit Account - 0.47%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$44,101		44,101
TOTAL SHORT TERM INVESTMENTS (Cost $44,101)			44,101

Total Investments (Cost $11,710,324) - 106.12%			9,959,431
Liabilities in Excess of Other Assets - (6.12)%			(574,310)
TOTAL NET ASSETS - 100.00%			$9,385,121

Asset Type	% of Net Assets
Purchased Options	105.65%
Short Term Investments	0.47
Total Investments	106.12
Liabilities in Excess of Other Assets	(6.12)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	$452.75	672	$(27,686,400)	$(568,045)
Total Options Written (Premiums Received $1,771,514)					$(568,045)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.04% (a)(b)
CALL OPTIONS - 94.61%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $474.97	260	$10,712,000	$178,037
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.86	260	10,712,000	10,483,508
			10,661,545
PUT OPTIONS - 15.43%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $474.99	260	10,712,000	1,739,206
			1,739,206
TOTAL PURCHASED OPTIONS (Cost $13,839,000)			12,400,751

SHORT TERM INVESTMENTS - 0.70%	Principal Amount
Money Market Deposit Account - 0.70%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$78,775		78,775
TOTAL SHORT TERM INVESTMENTS (Cost $78,775)			78,775

Total Investments (Cost $13,917,775) - 110.74%			12,479,526
Liabilities in Excess of Other Assets - (10.74)%			(1,210,359)
TOTAL NET ASSETS - 100.00%			$11,269,167

Asset Type	% of Net Assets
Purchased Options	110.04%
Short Term Investments	0.70
Total Investments	110.74
Liabilities in Excess of Other Assets	(10.74)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	$500.09	520	$(21,424,000)	$(141,282)
					(141,282)
Put Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	432.23	260	(10,712,000)	(1,061,347)
					(1,061,347)
Total Options Written (Premiums Received $1,453,438)					$(1,202,629)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.18% (a)(b)
CALL OPTIONS - 99.36%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $451.65	537	$22,124,400	$1,088,680
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $3.64	537	22,124,400	21,584,516
			22,673,196
PUT OPTIONS - 12.82%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $451.67	537	22,124,400	2,925,917
			2,925,917
TOTAL PURCHASED OPTIONS (Cost $27,678,916)			25,599,113

SHORT TERM INVESTMENTS - 0.85%	Principal Amount
Money Market Deposit Account - 0.85%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$194,913		194,913
TOTAL SHORT TERM INVESTMENTS (Cost $194,913)			194,913

Total Investments (Cost $27,873,829) - 113.03%			25,794,026
Liabilities in Excess of Other Assets - (13.03)%			(2,974,063)
TOTAL NET ASSETS - 100.00%			$22,819,963

Asset Type	% of Net Assets
Purchased Options	112.18%
Short Term Investments	0.85
Total Investments	113.03
Liabilities in Excess of Other Assets	(13.03)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	$480.14	1,074	$(44,248,800)	$(1,038,990)
					(1,038,990)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	411.01	537	(22,124,400)	(1,920,912)
					(1,920,912)
Total Options Written (Premiums Received $3,677,450)					$(2,959,902)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JULY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.40% (a)(b)
CALL OPTIONS - 97.30%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $428.07	359	$14,790,800	$334,229
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $3.46	359	14,790,800	14,614,890
			14,949,119
PUT OPTIONS - 6.10%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $428.05	359	14,790,800	937,708
			937,708
TOTAL PURCHASED OPTIONS (Cost $17,293,641)			15,886,827

SHORT TERM INVESTMENTS - 0.44%	Principal Amount
Money Market Deposit Account - 0.44%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$67,933		67,933
TOTAL SHORT TERM INVESTMENTS (Cost $67,933)			67,933

Total Investments (Cost $17,361,574) - 103.84%			15,954,760
Liabilities in Excess of Other Assets - (3.84)%			(589,815)
TOTAL NET ASSETS - 100.00%			$15,364,945

Asset Type	% of Net Assets
Purchased Options	103.40%
Short Term Investments	0.44
Total Investments	103.84
Liabilities in Excess of Other Assets	(3.84)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	$447.75	718	$(29,581,600)	$(196,732)
					(196,732)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	389.55	359	(14,790,800)	(385,566)
					(385,566)
Total Options Written (Premiums Received $1,882,914)					$(582,298)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 108.17% (a)(b)
CALL OPTIONS - 100.09%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $429.15	196	$8,075,200	$364,543
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.48	196	8,075,200	7,944,876
			8,309,419
PUT OPTIONS - 8.08%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $429.17	196	8,075,200	670,379
			670,379
TOTAL PURCHASED OPTIONS (Cost $9,828,939)			8,979,798

SHORT TERM INVESTMENTS - 0.43%	Principal Amount
Money Market Deposit Account - 0.43%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$36,066		36,066
TOTAL SHORT TERM INVESTMENTS (Cost $36,066)			36,066

Total Investments (Cost $9,865,005) - 108.60%			9,015,864
Liabilities in Excess of Other Assets - (8.60)%			(713,949)
TOTAL NET ASSETS - 100.00%			$8,301,915

Asset Type	% of Net Assets
Purchased Options	108.17%
Short Term Investments	0.43
Total Investments	108.60
Liabilities in Excess of Other Assets	(8.60)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	$452.74	392	$(16,150,400)	$(331,491)
					(331,491)
Put Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	390.53	196	(8,075,200)	(377,348)
					(377,348)
Total Options Written (Premiums Received $1,315,565)					$(708,839)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – JANUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.73% (a)(b)
CALL OPTIONS - 100.73%
QQQ Invesco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $397.87	544	$17,040,800	$195,687
QQQ Invesco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $3.19	272	8,520,400	8,380,105
TOTAL PURCHASED OPTIONS (Cost $11,438,572)			8,575,792

SHORT TERM INVESTMENTS - 0.77%	Principal Amount
Money Market Deposit Account - 0.77%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$65,725		65,725
TOTAL SHORT TERM INVESTMENTS (Cost $65,725)			65,725

Total Investments (Cost $11,504,297) - 101.50%			8,641,517
Liabilities in Excess of Other Assets - (1.50)%			(127,656)
TOTAL NET ASSETS - 100.00%			$8,513,861

Asset Type	% of Net Assets
Purchased Options	100.73%
Short Term Investments	0.77
Total Investments	101.50
Liabilities in Excess of Other Assets	(1.50)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – JANUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	12/30/2022	$424.78	816	$(25,561,200)	$(121,665)
Total Options Written (Premiums Received $1,149,866)					$(121,665)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – APRIL

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.76% (a)(b)
CALL OPTIONS - 106.76%
QQQ Invesco QQQ Trust Series 1, Expires 3/31/2023, Strike Price $362.54	676	$21,175,700	$1,028,094
QQQ Invesco QQQ Trust Series 1, Expires 3/31/2023, Strike Price $2.91	338	10,587,850	10,401,359
TOTAL PURCHASED OPTIONS (Cost $14,736,022)			11,429,453

SHORT TERM INVESTMENTS - 1.13%	Principal Amount
Money Market Deposit Account- 1.13%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$121,434		121,434
TOTAL SHORT TERM INVESTMENTS (Cost $121,434)			121,434

Total Investments (Cost $14,857,456) - 107.89%			11,550,887
Liabilities in Excess of Other Assets - (7.89)%			(844,633)
TOTAL NET ASSETS - 100.00%			$10,706,254

Asset Type	% of Net Assets
Purchased Options	106.76%
Short Term Investments	1.13
Total Investments	107.89
Liabilities in Excess of Other Assets	(7.89)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – APRIL

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	3/31/2023	$388.24	1,014	$(31,763,550)	$(836,878)
Total Options Written (Premiums Received $2,576,441)					$(836,878)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – JULY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.23% (a)(b)
CALL OPTIONS - 100.23%
QQQ Invesco QQQ Trust Series 1, Expires 6/30/2022, Strike Price $354.45	1,006	$31,512,950	$234,589
QQQ Invesco QQQ Trust Series 1, Expires 6/30/2022, Strike Price $2.85	503	15,756,475	15,579,779
TOTAL PURCHASED OPTIONS (Cost $20,259,111)			15,814,368

SHORT TERM INVESTMENTS - 0.38%	Principal Amount
Money Market Deposit Account- 0.38%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$60,505		60,505
TOTAL SHORT TERM INVESTMENTS (Cost $60,505)			60,505

Total Investments (Cost $20,319,616) - 100.61%			15,874,873
Liabilities in Excess of Other Assets - (0.61)%			(96,409)
TOTAL NET ASSETS - 100.00%			$15,778,464

Asset Type	% of Net Assets
Purchased Options	100.23%
Short Term Investments	0.38
Total Investments	100.61
Liabilities in Excess of Other Assets	(0.61)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – JULY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	6/30/2022	$377.31	1,509	$(47,269,425)	$(84,868)
Total Options Written (Premiums Received $2,400,415)					$(84,868)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – OCTOBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.15% (a)(b)
CALL OPTIONS - 102.15%
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2022, Strike Price $357.53	340	$10,650,500	$248,272
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2022, Strike Price 2.87	170	5,325,250	5,254,420
TOTAL PURCHASED OPTIONS (Cost $7,815,635)			5,502,692

SHORT TERM INVESTMENTS - 0.52%	Principal Amount
Money Market Deposit Account- 0.52%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$28,178		28,178
TOTAL SHORT TERM INVESTMENTS (Cost $28,178)			28,178

Total Investments (Cost $7,843,813) - 102.67%			5,530,870
Liabilities in Excess of Other Assets - (2.67)%			(143,958)
TOTAL NET ASSETS - 100.00%			$5,386,912

Asset Type	% of Net Assets
Purchased Options	102.15%
Short Term Investments	0.52
Total Investments	102.67
Liabilities in Excess of Other Assets	(2.67)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	9/30/2022	$381.13	510	$(15,975,750)	$(140,175)
Total Options Written (Premiums Received $1,565,527)					$(140,175)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF - JULY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.39% (a)(b)
CALL OPTIONS - 90.49%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2022, Strike Price $1.15	460	$5,494,700	$5,420,180
			5,420,180
PUT OPTIONS - 19.90%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2022, Strike Price $144.35	460	5,494,700	1,191,738
			1,191,738
TOTAL PURCHASED OPTIONS (Cost $7,021,914)			6,611,918

Total Investments (Cost 7,021,914) - 110.39%			6,611,918
Liabilities in Excess of Other Assets - (10.39)%			(622,315)
TOTAL NET ASSETS - 100.00%			$5,989,603

Asset Type	% of Net Assets
Purchased Options	110.39%
Total Investments	110.39
Liabilities in Excess of Other Assets	(10.39)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF - JULY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2022	$157.34	460	$(5,494,700)	$(15,688)
					(15,688)
Put Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2022	131.36	460	(5,494,700)	(599,903)
					(599,903)
Total Options Written (Premiums Received $273,175)					$(615,591)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF - QUARTERLY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.95% (a)(b)
CALL OPTIONS - 93.19%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2022, Strike Price $0.26	900	$10,750,500	$10,684,684
			10,684,684
PUT OPTIONS - 6.76%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2022, Strike Price $125.76	900	10,750,500	774,757
			774,757
TOTAL PURCHASED OPTIONS (Cost $11,883,457)			11,459,441

SHORT TERM INVESTMENTS - 0.26%	Principal Amount
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$29,784		29,784
TOTAL SHORT TERM INVESTMENTS (Cost $29,784)			29,784

Total Investments (Cost $11,913,241) - 100.21%			11,489,225
Liabilities in Excess of Other Assets - (0.21)%			(24,458)
TOTAL NET ASSETS - 100.00%			$11,464,767

Asset Type	% of Net Assets
Purchased Options	99.95%
Short Term Investments	0.26
Total Investments	100.21
Liabilities in Excess of Other Assets	(0.21)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF - QUARTERLY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2022	$140.92	900	$(10,750,500)	$(18,450)
Total Options Written (Premiums Received $109,772)					$(18,450)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DEFINED WEALTH SHIELD ETF

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.33% (a)(b)
CALL OPTIONS - 91.91%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $0.78	2,332	$96,078,400	$95,527,089
			95,527,089
PUT OPTIONS - 9.42%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $451.64	2,332	96,078,400	9,793,532
			9,793,532
TOTAL PURCHASED OPTIONS (Cost $108,498,641)			105,320,621

SHORT TERM INVESTMENTS - 0.20%	Principal Amount
Money Market Deposit Account - 0.20%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$212,368		212,368
TOTAL SHORT TERM INVESTMENTS (Cost $212,368)			212,368

Total Investments (Cost $108,711,009) - 101.53%			105,532,989
Liabilities in Excess of Other Assets - (1.53)%			(1,591,350)
TOTAL NET ASSETS - 100.00%			$103,941,639

Asset Type	% of Net Assets
Purchased Options	101.33%
Short Term Investments	0.20
Total Investments	101.53
Liabilities in Excess of Other Assets	(1.53)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DEFINED WEALTH SHIELD ETF

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	$456.74	2,332	$(96,078,400)	$(302,180)
					(302,180)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	361.31	2,332	(96,078,400)	(1,233,025)
					(1,233,025)
Total Options Written (Premiums Received $3,415,665)					$(1,535,205)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.99% (a)(b)
CALL OPTIONS - 99.99%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $451.64	227	$9,352,400	$53,509
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $0.89	227	9,352,400	9,296,241
TOTAL PURCHASED OPTIONS (Cost $10,536,227)			9,349,750

SHORT TERM INVESTMENTS - 0.34%	Principal Amount
Money Market Deposit Account - 0.34%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$31,793		31,793
TOTAL SHORT TERM INVESTMENTS (Cost $31,793)			31,793

Total Investments (Cost $10,568,020) - 100.33%			9,381,543
Liabilities in Excess of Other Assets - (0.33)%			(30,539)
TOTAL NET ASSETS - 100.00%			$9,351,004

Asset Type	% of Net Assets
Purchased Options	99.99%
Short Term Investments	0.34
Total Investments	100.33
Liabilities in Excess of Other Assets	(0.33)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500 Trust ETF	6/30/2022	$470.07	454	$(18,704,800)	$(23,858)
Total Options Written (Premiums Received $301,432)					$(23,858)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.03% (a)(b)
CALL OPTIONS - 100.03%
QQQ Invesco QQQ Trust Series 1, Expires 6/30/2022, Strike Price $362.54	346	$10,838,450	$47,552
QQQ Invesco QQQ Trust Series 1, Expires 6/30/2022, Strike Price $0.72	346	10,838,450	10,790,495
TOTAL PURCHASED OPTIONS (Cost $13,112,984)			10,838,047

SHORT TERM INVESTMENTS - 0.35%	Principal Amount
Money Market Deposit Account- 0.35%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$37,835		37,835
TOTAL SHORT TERM INVESTMENTS (Cost $37,835)			37,835

Total Investments (Cost $13,150,819) - 100.38%			10,875,882
Liabilities in Excess of Other Assets - (0.38)%			(41,139)
TOTAL NET ASSETS - 100.00%			$10,834,743

Asset Type	% of Net Assets
Purchased Options	100.03%
Short Term Investments	0.35
Total Investments	100.38
Liabilities in Excess of Other Assets	(0.38)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.

(c)   The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	6/30/2022	$379.83	692	$(21,676,900)	$(33,483)
Total Options Written (Premiums Received $591,727)					$(33,483)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF - January	Innovator International Developed Power Buffer ETF - April	Innovator International Developed Power Buffer ETF - July	Innovator International Developed Power Buffer ETF - October

$97,585,040	$58,370,499	$62,448,596	$18,563,970
36	23	8	5
137	200	201	100
97,585,213	58,370,722	62,448,805	18,564,075

8,635,862	3,804,583	3,663,932	1,356,877
61,426	29,289	40,286	12,100
8,697,288	3,833,872	3,704,218	1,368,977
$88,887,925	$54,536,850	$58,744,587	$17,195,098

$91,004,157	$56,725,683	$60,740,494	$18,075,744
(2,116,232)	(2,188,833)	(1,995,907)	(880,646)
$88,887,925	$54,536,850	$58,744,587	$17,195,098

$88,887,925	$54,536,850	$58,744,587	$17,195,098
3,500,000	2,300,000	2,500,000	725,000
$25.40	$23.71	$23.50	$23.72

$99,609,789	$58,844,966	$63,265,695	$18,926,339
5,095,208	2,848,149	2,826,840	814,590

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF - January	Innovator Emerging Markets Power Buffer ETF - April	Innovator Emerging Markets Power Buffer ETF - July	Innovator Emerging Markets Power Buffer ETF - October

$91,490,768	$41,350,403	$35,209,305	$9,737,862
37	17	5	2
93	200	200	100
91,490,898	41,350,620	35,209,510	9,737,964

8,588,396	4,388,538	3,187,708	941,467
64,111	20,422	24,828	6,069
8,652,507	4,408,960	3,212,536	947,536
$82,838,391	$36,941,660	$31,996,974	$8,790,428

$91,811,747	$38,991,121	$37,192,107	$9,275,207
(8,973,356)	(2,049,461)	(5,195,133)	(484,779)
$82,838,391	$36,941,660	$31,996,974	$8,790,428

$82,838,391	$36,941,660	$31,996,974	$8,790,428
3,000,000	1,550,000	1,325,000	375,000
$27.61	$23.83	$24.15	$23.44

$95,352,806	$40,440,638	$36,868,940	$9,890,084
6,643,632	2,719,189	2,463,263	643,307

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth-100 Power Buffer ETF - January	Innovator Growth-100 Power Buffer ETF - April	Innovator Growth-100 Power Buffer ETF - July	Innovator Growth-100 Power Buffer ETF - October

$138,840,110	$65,735,613	$57,412,300	$66,646,213
50	29	7	18
181	200	155	100
138,840,341	65,735,842	57,412,462	66,646,331

85,357	36,074	35,574	42,713
14,778,456	6,056,098	2,076,561	4,142,170
14,863,813	6,092,172	2,112,135	4,184,883
$123,976,528	$59,643,670	$55,300,327	$62,461,448

$127,659,974	$60,323,812	$57,320,687	$66,020,825
(3,683,446)	(680,142)	(2,020,360)	(3,559,377)
$123,976,528	$59,643,670	$55,300,327	$62,461,448

$123,976,528	$59,643,670	$55,300,327	$62,461,448
3,300,000	1,650,000	1,250,000	1,700,000
$37.57	$36.15	$44.24	$36.74

$148,902,025	$69,717,958	$61,411,533	$71,674,494
12,739,277	5,825,140	4,273,562	5,806,198

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - April	Innovator U.S. Small Cap Power Buffer ETF - July	Innovator U.S. Small Cap Power Buffer ETF - October

$136,605,841	$79,198,764	$66,585,779	$42,968,829
45	36	9	11
162	200	194	99
136,612,373	79,199,000	66,585,982	42,968,939

83,765	47,181	41,414	27,294
11,888,877	6,435,587	4,298,636	2,903,612
11,972,642	6,482,768	4,340,050	2,930,906
$124,639,731	$72,716,232	$62,245,932	$40,038,033

$123,582,722	$77,219,979	$66,577,616	$43,353,405
1,057,009	(4,503,747)	(4,331,684)	(3,315,372)
$124,639,731	$72,716,232	$62,245,932	$40,038,033

$124,639,731	$72,716,232	$62,245,932	$40,038,033
4,225,000	2,875,000	2,525,000	1,600,000
$29.50	$25.29	$24.65	$25.02

$145,926,558	$83,113,781	$71,120,463	$46,410,567
10,956,836	6,325,183	4,673,443	3,662,476

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - January	Innovator Double Stacker ETF - October

$4,558,924	$7,529,927
2	2
103	100
4,559,029	7,530,029

3,163	4,689
32,046	122,410
35,209	127,099
$4,523,820	$7,402,930

$4,546,562	$13,318,654
(22,742)	(5,915,724)
$4,523,820	$7,402,930

$4,523,820	$7,402,930
175,000	250,000
$25.85	$29.61

$5,706,220	$8,292,814
440,408	573,829

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Triple Stacker ETF - January	Innovator Triple Stacker ETF - October

$11,146,919	$8,235,451
6	3
105	102
11,147,030	8,235,556

7,852	6,024
243,153	277,164
251,005	283,188
$10,896,025	$7,952,368

$9,825,115	$16,389,523
1,070,910	(8,437,155)
$10,896,025	$7,952,368

$10,896,025	$7,952,368
425,000	275,000
$25.64	$28.92

$14,774,920	$9,787,996
2,211,802	1,588,335

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker 9 Buffer ETF - January	Innovator Double Stacker 9 Buffer ETF - October

$12,801,470	$18,973,589
6	7
47	99
12,801,523	18,973,695

8,029	11,944
1,223,984	1,334,990
1,232,013	1,346,934
$11,569,510	$17,626,761

$12,056,232	$32,883,326
(486,722)	(15,256,565)
$11,569,510	$17,626,761

$11,569,510	$17,626,761
450,000	625,000
$25.71	$28.20

$14,671,251	$21,001,414
2,084,977	3,097,855

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF - January	Innovator U.S. Equity Accelerated ETF - April	Innovator U.S. Equity Accelerated ETF - July	Innovator U.S. Equity Accelerated ETF - October

$4,299,007	$6,953,671	$5,018,833	$1,788,657
2	5	4	1
-	200	2	100
4,299,009	6,953,876	5,018,839	1,788,758

30,405	210,948	24,072	39,484
2,990	4,676	3,509	1,214
33,395	215,624	27,581	40,698
$4,265,614	$6,738,252	$4,991,258	$1,748,060

$4,720,524	$6,251,492	$5,315,718	$1,812,710
(454,910)	486,760	(324,460)	(64,650)
$4,265,614	$6,738,252	$4,991,258	$1,748,060

$4,265,614	$6,738,252	$4,991,258	$1,748,060
200,000	250,000	200,000	75,000
$21.33	$26.95	$24.96	$23.31

$4,868,012	$7,928,898	$5,771,709	$1,930,290
152,714	555,549	479,180	124,927

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF - January	Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated Plus ETF - July	Innovator U.S. Equity Accelerated Plus ETF - October

$6,554,611	$15,154,107	$14,115,222	$9,959,431
3	10	4	3
-	200	13	100
6,554,614	15,154,317	14,115,239	9,959,534

128,514	1,045,684	279,662	568,045
4,381	9,924	9,422	6,368
132,895	1,055,608	289,084	574,413
$6,421,719	$14,098,709	$13,826,155	$9,385,121

$7,289,594	$13,240,290	$14,315,505	$9,954,857
(867,875)	858,419	(489,350)	(569,736)
$6,421,719	$14,098,709	$13,826,155	$9,385,121

$6,421,719	$14,098,709	$13,826,155	$9,385,121
300,000	525,000	550,000	400,000
$21.41	$26.85	$25.14	$23.46

$8,101,298	$17,828,115	$15,972,756	$11,710,324
754,041	2,477,211	1,709,188	1,771,514

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF - January	Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Innovator U.S. Equity Accelerated 9 Buffer ETF - July	Innovator U.S. Equity Accelerated 9 Buffer ETF - October

$12,479,526	$25,794,026	$15,954,760	$9,015,864
5	13	4	2
-	-	640	-
-	-	48,475	-
-	-	1,280,390	-
-	200	20	100
12,479,531	25,794,239	17,284,289	9,015,966

1,202,629	2,959,902	582,298	708,839
7,735	14,374	9,272	5,212
-	-	1,327,774	-
1,210,364	2,974,276	1,919,344	714,051
$11,269,167	$22,819,963	$15,364,945	$8,301,915

$12,118,710	$23,040,659	$15,544,182	$8,570,318
(849,543)	(220,696)	(179,237)	(268,403)
$11,269,167	$22,819,963	$15,364,945	$8,301,915

$11,269,167	$22,819,963	$15,364,945	$8,301,915
500,000	875,000	600,000	350,000
$22.54	$26.08	$25.61	$23.72

$13,917,775	$27,873,829	$17,361,574	$9,865,005
1,453,438	3,677,450	1,882,914	1,315,565

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received
The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF - January	Innovator Growth Accelerated Plus ETF - April	Innovator Growth Accelerated Plus ETF - July	Innovator Growth Accelerated Plus ETF - October

$8,641,517	$11,550,887	$15,874,873	$5,530,870
4	8	4	2
-	200	3	100
8,641,521	11,551,095	15,874,880	5,530,972

5,995	7,963	11,548	3,885
121,665	836,878	84,868	140,175
127,660	844,841	96,416	144,060
$8,513,861	$10,706,254	$15,778,464	$5,386,912

$10,254,129	$11,549,160	$17,974,391	$6,295,977
(1,740,268)	(842,906)	(2,195,927)	(909,065)
$8,513,861	$10,706,254	$15,778,464	$5,386,912

$8,513,861	$10,706,254	$15,778,464	$5,386,912
425,000	400,000	700,000	250,000
$20.03	$26.77	$22.54	$21.55

$11,504,297	$14,857,456	$20,319,616	$7,843,813
1,149,866	2,576,441	2,400,415	1,565,527

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly

$6,611,918	$11,489,225
-	2
-	200
6,611,918	11,489,427

615,591	18,450
4,291	6,210
2,433	-
622,315	24,660
$5,989,603	$11,464,767

$7,027,218	$13,268,625
(1,037,615)	(1,803,858)
$5,989,603	$11,464,767

$5,989,603	$11,464,767
275,000	525,000
$21.78	$21.84

$7,021,914	$11,913,241
273,175	109,772

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Defined Wealth Shield ETF	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator Growth Accelerated ETF - Quarterly

$105,532,989	$9,381,543	$10,875,882
15	2	2
200	100	101
105,533,204	9,381,645	10,875,985

1,535,205	23,858	33,483
56,360	6,783	7,759
1,591,565	30,641	41,242
$103,941,639	$9,351,004	$10,834,743

$105,270,877	$10,497,413	$12,873,672
(1,329,238)	(1,146,409)	(2,038,929)
$103,941,639	$9,351,004	$10,834,743

$103,941,639	$9,351,004	$10,834,743
4,075,000	375,000	450,000
$25.51	$24.94	$24.08

$108,711,009	$10,568,020	$13,150,819
3,415,665	301,432	591,727

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF - January	Innovator International Developed Power Buffer ETF - April	Innovator International Developed Power Buffer ETF - July	Innovator International Developed Power Buffer ETF - October

$52	$25	$14	$8
52	25	14	8

297,095	114,383	232,462	62,464
297,095	114,383	232,462	62,464
(297,043)	(114,358)	(232,448)	(62,456)

(2,965,546)	(1,500,717)	(166,159)	-
3,470,371	36,150	124,181	61,804
3,089,836	1,050,650	81,043	29,563
151,553	22,094	14,889	-

(3,879,317)	(649,967)	(931,299)	(467,111)
(5,158,659)	(1,449,501)	(1,631,838)	(606,590)
(5,291,762)	(2,491,291)	(2,509,183)	(982,334)
$(5,588,805)	$(2,605,649)	$(2,741,631)	$(1,044,790)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF - January	Innovator Emerging Markets Power Buffer ETF - April	Innovator Emerging Markets Power Buffer ETF - July	Innovator Emerging Markets Power Buffer ETF - October

$55	$18	$9	$4
55	18	9	4

449,312	140,047	168,054	31,825
449,312	140,047	168,054	31,825
(449,257)	(140,029)	(168,045)	(31,821)

(10,053,167)	(4,709,333)	(817,592)	-
(5,734)	2,552,606	116,555	-
229,456	604,303	74,430	-
7,904,807	839,787	1,412	-

3,695,949	2,330,303	(84,530)	(140,358)
(9,383,394)	(2,805,632)	(1,344,259)	(345,045)
(7,612,083)	(1,187,966)	(2,053,984)	(485,403)
$(8,061,340)	$(1,327,995)	$(2,222,029)	$(517,224)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth-100 Power Buffer ETF - January	Innovator Growth-100 Power Buffer ETF - April	Innovator Growth-100 Power Buffer ETF - July	Innovator Growth-100 Power Buffer ETF - October

$73	$29	$13	$30
73	29	13	30

432,426	163,731	206,839	275,305
432,426	163,731	206,839	275,305
(432,353)	(163,702)	(206,826)	(275,275)

(6,315,599)	(297,563)	(311,207)	(325,517)
17,821,190	2,640,609	435,482	529,114
3,641,629	2,750,154	59,702	188,703
(6,297,219)	(1,158,268)	(195,279)	(312,149)

(21,614,483)	(8,969,172)	(6,459,791)	(8,341,873)
(753,594)	1,775,684	2,826,358	2,926,636
(13,518,076)	(3,258,556)	(3,644,735)	(5,335,086)
$(13,950,429)	$(3,422,258)	$(3,851,561)	$(5,610,361)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - April	Innovator U.S. Small Cap Power Buffer ETF - July	Innovator U.S. Small Cap Power Buffer ETF - October

$65	$40	$15	$19
65	40	15	19

421,286	328,403	265,961	164,143
421,286	328,403	265,961	164,143
(421,221)	(328,363)	(265,946)	(164,124)

(8,069,928)	(6,445,587)	(522,231)	(420,643)
10,586,872	(497,544)	247,914	-
6,735,738	6,382,627	406,054	-
2,478,306	545,595	(37,598)	(47,731)

(16,412,317)	(3,333,775)	(4,203,116)	(4,242,674)
(5,133,779)	(3,865,569)	(936,960)	633,842
(9,815,108)	(7,214,253)	(5,045,937)	(4,077,206)
$(10,236,329)	$(7,542,616)	$(5,311,883)	$(4,241,330)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - January	Innovator Double Stacker ETF - October

$4	$3
4	3

23,367	32,552
23,367	32,552
(23,363)	(32,549)

493,150	22,624
1,644,734	(25,038)
33,515	24,467
(1,400,768)	1,632

(2,830,425)	(1,755,547)
1,347,585	1,018,626
(712,209)	(713,236)
$(735,572)	$(745,785)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Triple Stacker ETF - January	Innovator Triple Stacker ETF - October

$10	$6
10	6

111,419	54,407
111,419	54,407
(111,409)	(54,401)

(2,919,508)	(225,772)
11,302,990	12,347
2,077,068	134,469
(7,413,634)	65,495

(15,046,421)	(3,666,232)
9,247,541	2,755,256
(2,751,964)	(924,437)
$(2,863,373)	$(978,838)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker 9 Buffer ETF - January	Innovator Double Stacker 9 Buffer ETF - October

$8	$10
8	10

53,601	79,231
53,601	79,231
(53,593)	(79,221)

(1,233,107)	(43,568)
4,215,403	-
557,072	-
(2,696,002)	(49,750)

(4,869,350)	(2,059,081)
2,876,622	1,222,579
(1,149,362)	(929,820)
$(1,202,955)	$(1,009,041)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF - January	(a)	Innovator U.S. Equity Accelerated ETF - April	Innovator U.S. Equity Accelerated ETF - July	Innovator U.S. Equity Accelerated ETF - October

$3		$5	$5	$1
3		5	5	1

8,217		29,945	18,552	7,363
8,217		29,945	18,552	7,363
(8,214)		(29,940)	(18,547)	(7,362)

-		1,011,976	-	-
-		410,766	-	-
-		308,646	-	-
-		(551,713)	-	-

(569,005)		(2,557,103)	(1,117,994)	(325,288)
122,309		1,219,105	627,451	184,829
(446,696)		(158,323)	(490,543)	(140,459)
$(454,910)		$(188,263)	$(509,090)	$(147,821)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF - January	(a)	Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated Plus ETF - July	Innovator U.S. Equity Accelerated Plus ETF - October

$4		$11	$6	$4
4		11	6	4

14,920		48,914	43,253	21,523
14,920		48,914	43,253	21,523
(14,916)		(48,903)	(43,247)	(21,519)

-		1,653,911	-	-
1,309		2,638,399	-	-
66,892		315,611	-	-
-		(2,432,204)	-	-

(1,546,687)		(4,561,579)	(2,995,936)	(1,930,507)
625,527		2,792,274	2,181,656	1,325,541
(852,959)		406,412	(814,280)	(604,966)
$(867,875)		$357,509	$(857,527)	$(626,485)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF - January	(a)	Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Innovator U.S. Equity Accelerated 9 Buffer ETF - July	Innovator U.S. Equity Accelerated 9 Buffer ETF - October

$8		$15	$7	$4
8		15	7	4

29,982		89,946	47,913	24,053
29,982		89,946	47,913	24,053
(29,974)		(89,931)	(47,906)	(24,049)

-		202,849	-	-
157,846		1,170,491	-	-
210,025		1,332,986	-	-
-		(1,385,753)	-	-

(1,438,249)		(5,045,531)	(2,165,088)	(1,120,266)
250,809		3,052,889	1,751,714	789,929
(819,569)		(672,069)	(413,374)	(330,337)
$(849,543)		$(762,000)	$(461,280)	$(354,386)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF - January	(a)	Innovator Growth Accelerated Plus ETF - April	Innovator Growth Accelerated Plus ETF - July	Innovator Growth Accelerated Plus ETF - October

$6		$9	$6	$3
6		9	6	3

19,774		68,795	51,571	20,322
19,774		68,795	51,571	20,322
(19,768)		(68,786)	(51,565)	(20,319)

-		(1,954,568)	-	-
32,652		1,341,608	-	-
81,427		3,837,889	-	-
-		(2,347,337)	-	-

(2,862,780)		(6,112,429)	(5,516,684)	(2,705,865)
1,028,201		5,187,424	2,954,442	1,698,883
(1,720,500)		(47,413)	(2,562,242)	(1,006,982)
$(1,740,268)		$(116,199)	$(2,613,807)	$(1,027,301)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly

$-	$2
-	2

23,450	38,080
23,450	38,080
(23,450)	(38,078)

-	(469,124)
27,128	(40,109)
(12,314)	82,942
-	61,562

(356,628)	(605,021)
(388,352)	129,973
(730,166)	(839,777)
$(753,616)	$(877,855)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Defined Wealth Shield ETF	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator Growth Accelerated ETF - Quarterly

$18	$3	$3
18	3	3

248,551	48,596	54,325
248,551	48,596	54,325
(248,533)	(48,593)	(54,322)

(5,124,818)	44,466	(694,149)
4,865,440	1,921,388	2,145,444
2,339,727	5,682	75,502
(1,640,406)	(1,534,255)	(1,485,576)

(4,197,373)	(2,662,185)	(4,140,801)
2,752,217	1,183,456	1,613,145
(1,005,213)	(1,041,448)	(2,486,435)
$(1,253,746)	$(1,090,041)	$(2,540,757)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator International Developed Power Buffer ETF - January
	Period Ended	Year Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
Operations:
Net investment income/(loss)	$(297,043)	$(639,373)
Net realized gain/(loss)	3,746,214	(129,492)
Net change in unrealized appreciation/(depreciation)	(9,037,976)	9,423,414
Net Increase/(Decrease) in Net Assets Resulting from Operations	(5,588,805)	8,654,549

Capital Share Transactions:
Proceeds from shares sold	98,311,822	117,183,723
Cost of shares redeemed	(61,309,487)	(120,840,580)
Transaction fees (see Note 5)	24,801	37,205
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	37,027,136	(3,619,652)
Total Increase/(Decrease) in Net Assets	$31,438,331	$5,034,897

Net Assets:
Beginning of period	$57,449,594	$52,414,697
End of period	$88,887,925	$57,449,594

Change in Shares Outstanding:
Shares sold	3,675,000	4,650,000
Shares redeemed	(2,300,000)	(4,725,000)
Net Increase/(Decrease)	1,375,000	(75,000)

(a) Since Commencement of Operations on March 31, 2021.
(b) Since Commencement of Operations on Spetember 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF - April			Innovator International Developed Power Buffer ETF - July		Innovator International Developed Power Buffer ETF - October
Period Ended	Period Ended		Period Ended	Year Ended	Period Ended	Period Ended
April 30, 2022	October 31, 2021	(a)	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021	(b)
(Unaudited)			(Unaudited)		(Unaudited)

$(114,358)	$(107,854)		$(232,448)	$(442,845)	$(62,456)	$(4,901)
(391,823)	(83,171)		53,954	4,876,158	91,367	-
(2,099,468)	668,567		(2,563,137)	737,007	(1,073,701)	169,045
(2,605,649)	477,542		(2,741,631)	5,170,320	(1,044,790)	164,144

82,147,535	27,887,895		11,985,068	55,548,080	9,974,822	9,359,728
(45,090,110)	(8,335,145)		(6,646,730)	(74,492,673)	(1,264,080)	-
38,271	16,511		7,181	31,757	4,031	1,243
37,095,696	19,569,261		5,345,519	(18,912,836)	8,714,773	9,360,971
$34,490,047	$20,046,803		$2,603,888	$(13,742,516)	$7,669,983	$9,525,115

$20,046,803	$-		$56,140,699	$69,883,215	$9,525,115	$-
$54,536,850	$20,046,803		$58,744,587	$56,140,699	$17,195,098	$9,525,115

3,350,000	1,100,000		500,000	2,275,000	400,000	375,000
(1,825,000)	(325,000)		(275,000)	(3,075,000)	(50,000)	-
1,525,000	775,000		225,000	350,000	350,000	375,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Emerging Markets Power Buffer ETF - January
	Period Ended	Year Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
Operations:
Net investment income/(loss)	$(449,257)	$(845,506)
Net realized gain/(loss)	(1,924,638)	142,266
Net change in unrealized appreciation/(depreciation)	(5,687,445)	3,517,067
Net Increase/(Decrease) in Net Assets Resulting from Operations	(8,061,340)	2,813,827

Capital Share Transactions:
Proceeds from shares sold	18,399,455	153,950,840
Cost of shares redeemed	(33,841,955)	(78,448,160)
Transaction fees (see Note 5)	22,547	63,524
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(15,419,953)	75,566,204
Total Increase/(Decrease) in Net Assets	$(23,481,293)	$78,380,031

Net Assets:
Beginning of period	$106,319,684	$27,939,653
End of period	$82,838,391	$106,319,684

Change in Shares Outstanding:
Shares sold	625,000	5,150,000
Shares redeemed	(1,175,000)	(2,625,000)
Net Increase/(Decrease)	(550,000)	2,525,000

(a) Since Commencement of Operations on March 31, 2021.
(b) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF - April			Innovator Emerging Markets Power Buffer ETF - July		Innovator Emerging Markets Power Buffer ETF - October
Period Ended	Period Ended		Period Ended	Year Ended	Period Ended	Period Ended
April 30, 2022	October 31, 2021	(a)	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021	(b)
(Unaudited)			(Unaudited)		(Unaudited)

$(140,029)	$(135,817)		$(168,045)	$(246,717)	$(31,821)	$(2,576)
(712,637)	(259,419)		(625,195)	2,059,886	-	-
(475,329)	(284,255)		(1,428,789)	(1,622,015)	(485,403)	35,021
(1,327,995)	(679,491)		(2,222,029)	191,154	(517,224)	32,445

42,077,650	39,049,253		1,896,937	28,219,658	4,259,405	5,013,670
(37,849,520)	(4,355,405)		(8,919,520)	(22,384,255)	-	-
10,533	16,635		4,460	13,475	1,500	632
4,238,663	34,710,483		(7,018,123)	5,848,878	4,260,905	5,014,302
$2,910,668	$34,030,992		$(9,240,152)	$6,040,032	$3,743,681	$5,046,747

$34,030,992	$-		$41,237,126	$35,197,094	$5,046,747	$-
$36,941,660	$34,030,992		$31,996,974	$41,237,126	$8,790,428	$5,046,747

1,750,000	1,550,000		75,000	1,075,000	175,000	200,000
(1,575,000)	(175,000)		(350,000)	(850,000)	-	-
175,000	1,375,000		(275,000)	225,000	175,000	200,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Growth-100 Power Buffer ETF - January
	Period Ended	Year Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
Operations:
Net investment income/(loss)	$(432,353)	$(743,793)
Net realized gain/(loss)	8,850,001	(25,357,578)
Net change in unrealized appreciation/(depreciation)	(22,368,077)	37,986,539
Net Increase/(Decrease) in Net Assets Resulting from Operations	(13,950,429)	11,885,168

Capital Share Transactions:
Proceeds from shares sold	149,255,880	93,359,980
Cost of shares redeemed	(98,670,103)	(57,334,337)
Transaction fees (see Note 5)	44,029	71,233
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	50,629,806	36,096,876
Total Increase/(Decrease) in Net Assets	$36,679,377	$47,982,044

Net Assets:
Beginning of period	$87,297,151	$39,315,107
End of period	$123,976,528	$87,297,151

Change in Shares Outstanding:
Shares sold	3,575,000	2,450,000
Shares redeemed	(2,350,000)	(1,425,000)
Net Increase/(Decrease)	1,225,000	1,025,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth-100 Power Buffer ETF - April		Innovator Growth-100 Power Buffer ETF - July		Innovator Growth-100 Power Buffer ETF - October
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021
(Unaudited)		(Unaudited)		(Unaudited)

$(163,702)	$(259,193)	$(206,826)	$(353,207)	$(275,275)	$(473,273)
3,934,932	(5,192,739)	(11,302)	(8,900,142)	80,151	8,113,007
(7,193,488)	8,891,577	(3,633,433)	15,325,242	(5,415,237)	2,671,177
(3,422,258)	3,439,645	(3,851,561)	6,071,893	(5,610,361)	10,310,911

71,263,450	45,954,157	15,058,420	43,936,683	10,977,218	105,332,633
(49,475,553)	(23,886,215)	(11,903,205)	(51,069,408)	(20,842,118)	(78,309,172)
24,350	28,936	10,498	35,903	8,214	28,393
21,812,247	22,096,878	3,165,713	(7,096,822)	(9,856,686)	27,051,854
$18,389,989	$25,536,523	$(685,848)	$(1,024,929)	$(15,467,047)	$37,362,765

$41,253,681	$15,717,158	$55,986,175	$57,011,104	$77,928,495	$40,565,730
$59,643,670	$41,253,681	$55,300,327	$55,986,175	$62,461,448	$77,928,495

1,875,000	1,275,000	325,000	950,000	280,000	2,765,000
(1,300,000)	(650,000)	(250,000)	(1,125,000)	(525,000)	(2,030,000)
575,000	625,000	75,000	(175,000)	(245,000)	735,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Small Cap Power Buffer ETF - January
	Period Ended	Year Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
Operations:
Net investment income/(loss)	$(421,221)	$(816,225)
Net realized gain/(loss)	11,730,988	(15,176,409)
Net change in unrealized appreciation/(depreciation)	(21,546,096)	37,851,116
Net Increase/(Decrease) in Net Assets Resulting from Operations	(10,236,329)	21,858,482

Capital Share Transactions:
Proceeds from shares sold	141,403,510	76,744,195
Cost of shares redeemed	(91,519,795)	(179,357,805)
Transaction fees (see Note 5)	34,003	125,315
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	49,917,718	(102,488,295)
Total Increase/(Decrease) in Net Assets	$39,681,389	$(80,629,813)

Net Assets:
Beginning of period	$84,958,342	$165,588,155
End of period	$124,639,731	$84,958,342

Change in Shares Outstanding:
Shares sold	4,450,000	2,625,000
Shares redeemed	(2,900,000)	(6,275,000)
Net Increase/(Decrease)	1,550,000	(3,650,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF - April		Innovator U.S. Small Cap Power Buffer ETF - July		Innovator U.S. Small Cap Power Buffer ETF - October
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021
(Unaudited)		(Unaudited)		(Unaudited)

$(328,363)	$(420,234)	$(265,946)	$(277,526)	$(164,124)	$(353,995)
(14,909)	(13,477,350)	94,139	(2,478,038)	(468,374)	5,704,801
(7,199,344)	17,637,722	(5,140,076)	6,142,194	(3,608,832)	1,008,753
(7,542,616)	3,740,138	(5,311,883)	3,386,630	(4,241,330)	6,359,559

94,175,210	78,380,790	9,108,090	74,488,070	11,651,702	52,802,615
(98,809,083)	(30,438,550)	(15,640,173)	(27,119,307)	(4,011,483)	(70,724,897)
17,069	46,320	6,454	12,499	7,485	24,735
(4,616,804)	47,988,560	(6,525,629)	47,381,262	7,647,704	(17,897,547)
$(12,159,420)	$51,728,698	$(11,837,512)	$50,767,892	$3,406,374	$(11,537,988)

$84,875,652	$33,146,954	$74,083,444	$23,315,552	$36,631,659	$48,169,647
$72,716,232	$84,875,652	$62,245,932	$74,083,444	$40,038,033	$36,631,659

3,525,000	2,900,000	350,000	2,825,000	425,000	1,975,000
(3,700,000)	(1,125,000)	(600,000)	(1,025,000)	(150,000)	(2,650,000)
(175,000)	1,775,000	(250,000)	1,800,000	275,000	(675,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - January			Innovator Double Stacker ETF - October
Period Ended	Period Ended		Period Ended	Year Ended
April 30, 2022	October 31, 2020	(a)	April 30, 2022	October 31, 2021
(Unaudited)			(Unaudited)

$(23,363)	$(31,076)		$(32,549)	$(146,729)
770,631	-		23,685	3,658,901
(1,482,840)	743,906		(736,921)	628,446
(735,572)	712,830		(745,785)	4,140,618

6,696,136	5,982,432		747,269	27,220,648
(8,133,733)	-		(1,574,045)	(34,197,275)
353	1,374		774	9,655
(1,437,244)	5,983,806		(826,002)	(6,966,972)
$(2,172,816)	$6,696,636		$(1,571,787)	$(2,826,354)

$6,696,636	$-		$8,974,717	$11,801,071
$4,523,820	$6,696,636		$7,402,930	$8,974,717

225,000	225,000		25,000	900,000
(275,000)	-		(50,000)	(1,100,000)
(50,000)	225,000		(25,000)	(200,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Triple Stacker ETF - January			Innovator Triple Stacker ETF - October
Period Ended	Period Ended		Period Ended	Year Ended
April 30, 2022	October 31, 2021	(a)	April 30, 2022	October 31, 2021
(Unaudited)			(Unaudited)

$(111,409)	$(205,245)		$(54,401)	$(147,376)
3,046,916	286,847		(13,461)	2,658,174
(5,798,880)	4,139,528		(910,976)	886,143
(2,863,373)	4,221,130		(978,838)	3,396,941

48,692,803	40,589,770		3,100,377	33,894,632
(79,058,020)	(722,005)		(10,877,880)	(27,477,210)
17,734	17,986		6,601	12,359
(30,347,483)	39,885,751		(7,770,902)	6,429,781
$(33,210,856)	$44,106,881		$(8,749,740)	$9,826,722

$44,106,881	$-		$16,702,108	$6,875,386
$10,896,025	$44,106,881		$7,952,368	$16,702,108

1,650,000	1,525,000		100,000	1,150,000
(2,725,000)	(25,000)		(350,000)	(900,000)
(1,075,000)	1,500,000		(250,000)	250,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker 9 Buffer ETF - January			Innovator Double Stacker 9 Buffer ETF - October
Period Ended	Period Ended		Period Ended	Year Ended
April 30, 2022	October 31, 2021	(a)	April 30, 2022	October 31, 2021
(Unaudited)			(Unaudited)

$(53,593)	$(85,113)		$(79,221)	$(296,560)
843,366	421,370		(93,318)	5,046,668
(1,992,728)	983,940		(836,502)	1,224,826
(1,202,955)	1,320,197		(1,009,041)	5,974,934

16,214,852	16,804,323		1,477,845	42,706,835
(16,788,185)	(4,790,635)		(4,406,600)	(58,341,173)
3,779	8,134		2,943	16,769
(569,554)	12,021,822		(2,925,812)	(15,617,569)
$(1,772,509)	$13,342,019		$(3,934,853)	$(9,642,635)

$13,342,019	$-		$21,561,614	$31,204,249
$11,569,510	$13,342,019		$17,626,761	$21,561,614

575,000	650,000		50,000	1,500,000
(600,000)	(175,000)		(150,000)	(2,025,000)
(25,000)	475,000		(100,000)	(525,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Accelerated ETF - January
	Period Ended
	April 30, 2022	(a)
	(Unaudited)
Operations:
Net investment income/(loss)	$(8,214)
Net realized gain/(loss)	-
Net change in unrealized appreciation/(depreciation)	(446,696)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(454,910)

Capital Share Transactions:
Proceeds from shares sold	4,718,782
Cost of shares redeemed	-
Transaction fees (see Note 5)	1,742
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	4,720,524
Total Increase/(Decrease) in Net Assets	$4,265,614

Net Assets:
Beginning of period	$-
End of period	$4,265,614

Change in Shares Outstanding:
Shares sold	200,000
Shares redeemed	-
Net Increase/(Decrease)	200,000

(a) Since Commencement of Operations on December 31, 2021.
(b) Since Commencement of Operations on March 31, 2021.
(c) Since Commencement of Operations on June 30, 2021.
(d) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF - April			Innovator U.S. Equity Accelerated ETF - July			Innovator U.S. Equity Accelerated ETF - October
Period Ended	Period Ended		Period Ended	Period Ended		Period Ended	Period Ended
April 30, 2022	October 31, 2021	(b)	April 30, 2022	October 31, 2021	(c)	April 30, 2022	October 31, 2021	(d)
(Unaudited)			(Unaudited)			(Unaudited)

$(29,940)	$(32,349)		$(18,547)	$(8,145)		$(7,362)	$(1,098)
1,179,675	-		-	-		-	-
(1,337,998)	707,372		(490,543)	192,775		(140,459)	84,269
(188,263)	675,023		(509,090)	184,630		(147,821)	83,171

6,852,325	7,125,955		2,095,928	3,218,420		-	1,812,710
(7,729,717)	-		-	-		-	-
-	2,929		1,048	322		-	-
(877,392)	7,128,884		2,096,976	3,218,742		-	1,812,710
$(1,065,655)	$7,803,907		$1,587,886	$3,403,372		$(147,821)	$1,895,881

$7,803,907	$-		$3,403,372	$-		$1,895,881	$-
$6,738,252	$7,803,907		$4,991,258	$3,403,372		$1,748,060	$1,895,881

250,000	275,000		75,000	125,000		-	75,000
(275,000)	-		-	-		-	-
(25,000)	275,000		75,000	125,000		-	75,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Accelerated Plus ETF - January
	Period Ended
	April 30, 2022	(a)
	(Unaudited)
Operations:
Net investment income/(loss)	$(14,916)
Net realized gain/(loss)	68,201
Net change in unrealized appreciation/(depreciation)	(921,160)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(867,875)

Capital Share Transactions:
Proceeds from shares sold	8,481,172
Cost of shares redeemed	(1,195,510)
Transaction fees (see Note 5)	3,932
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	7,289,594
Total Increase/(Decrease) in Net Assets	$6,421,719

Net Assets:
Beginning of period	$-
End of period	$6,421,719

Change in Shares Outstanding:
Shares sold	350,000
Shares redeemed	(50,000)
Net Increase/(Decrease)	300,000

(a) Since Commencement of Operations on December 31, 2021.
(b) Since Commencement of Operations on March 31, 2021.
(c) Since Commencement of Operations on June 30, 2021.
(d) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF - April			Innovator U.S. Equity Accelerated Plus ETF - July			Innovator U.S. Equity Accelerated Plus ETF - October
Period Ended	Period Ended		Period Ended	Period Ended		Period Ended	Period Ended
April 30, 2022	October 31, 2021	(b)	April 30, 2022	October 31, 2021	(c)	April 30, 2022	October 31, 2021	(d)
(Unaudited)			(Unaudited)			(Unaudited)

$(48,903)	$(25,914)		$(43,247)	$(18,095)		$(21,519)	$(793)
2,175,717	-		-	-		-	-
(1,769,305)	526,824		(814,280)	386,272		(604,966)	57,542
357,509	500,910		(857,527)	368,177		(626,485)	56,749

41,673,345	7,953,698		5,193,465	9,116,830		7,478,035	2,473,085
(36,397,855)	-		-	-		-	-
8,766	2,336		2,597	2,613		3,737	-
5,284,256	7,956,034		5,196,062	9,119,443		7,481,772	2,473,085
$5,641,765	$8,456,944		$4,338,535	$9,487,620		$6,855,287	$2,529,834

$8,456,944	$-		$9,487,620	$-		$2,529,834	$-
$14,098,709	$8,456,944		$13,826,155	$9,487,620		$9,385,121	$2,529,834

1,500,000	300,000		200,000	350,000		300,000	100,000
(1,275,000)	-		-	-		-	-
225,000	300,000		200,000	350,000		300,000	100,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Accelerated 9 Buffer ETF - January
	Period Ended
	April 30, 2022	(a)
	(Unaudited)
Operations:
Net investment income/(loss)	$(29,974)
Net realized gain/(loss)	367,871
Net change in unrealized appreciation/(depreciation)	(1,187,440)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(849,543)

Capital Share Transactions:
Proceeds from shares sold	15,130,050
Cost of shares redeemed	(3,018,288)
Transaction fees (see Note 5)	6,948
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	12,118,710
Total Increase/(Decrease) in Net Assets	$11,269,167

Net Assets:
Beginning of period	$-
End of period	$11,269,167

Change in Shares Outstanding:
Shares sold	625,000
Shares redeemed	(125,000)
Net Increase/(Decrease)	500,000

(a) Since Commencement of Operations on December 31, 2021.
(b) Since Commencement of Operations on March 31, 2021.
(c) Since Commencement of Operations on June 30, 2021.
(d) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF - April			Innovator U.S. Equity Accelerated 9 Buffer ETF - July			Innovator U.S. Equity Accelerated 9 Buffer ETF - October
Period Ended	Period Ended		Period Ended	Period Ended		Period Ended	Period Ended
April 30, 2022	October 31, 2021	(b)	April 30, 2022	October 31, 2021	(c)	April 30, 2022	October 31, 2021	(d)
(Unaudited)			(Unaudited)			(Unaudited)

$(89,931)	$(109,217)		$(47,906)	$(25,133)		$(24,049)	$(1,939)
1,320,573	778,138		-	-		-	-
(1,992,642)	630,387		(413,374)	307,176		(330,337)	87,922
(762,000)	1,299,308		(461,280)	282,043		(354,386)	85,983

34,831,015	28,287,998		5,226,860	10,311,808		4,319,650	4,247,592
(30,895,445)	(9,961,575)		-	-		-	-
7,476	13,186		2,613	2,901		2,160	916
3,943,046	18,339,609		5,229,473	10,314,709		4,321,810	4,248,508
$3,181,046	$19,638,917		$4,768,193	$10,596,752		$3,967,424	$4,334,491

$19,638,917	$-		$10,596,752	$-		$4,334,491	$-
$22,819,963	$19,638,917		$15,364,945	$10,596,752		$8,301,915	$4,334,491

1,275,000	1,100,000		200,000	400,000		175,000	175,000
(1,125,000)	(375,000)		-	-		-	-
150,000	725,000		200,000	400,000		175,000	175,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Growth Accelerated Plus ETF - January
	Period Ended
	April 30, 2022	(a)
	(Unaudited)
Operations:
Net investment income/(loss)	$(19,768)
Net realized gain/(loss)	114,079
Net change in unrealized appreciation/(depreciation)	(1,834,579)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,740,268)

Capital Share Transactions:
Proceeds from shares sold	10,825,393
Cost of shares redeemed	(576,358)
Transaction fees (see Note 5)	5,094
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	10,254,129
Total Increase/(Decrease) in Net Assets	$8,513,861

Net Assets:
Beginning of period	$-
End of period	$8,513,861

Change in Shares Outstanding:
Shares sold	450,000
Shares redeemed	(25,000)
Net Increase/(Decrease)	425,000

(a) Since Commencement of Operations on December 31, 2021.
(b) Since Commencement of Operations on March 31, 2021.
(c) Since Commencement of Operations on June 30, 2021.
(d) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF - April			Innovator Growth Accelerated Plus ETF - July			Innovator Growth Accelerated Plus ETF - October
Period Ended	Period Ended		Period Ended	Period Ended		Period Ended	Period Ended
April 30, 2022	October 31, 2021	(b)	April 30, 2022	October 31, 2021	(c)	April 30, 2022	October 31, 2021	(d)
(Unaudited)			(Unaudited)			(Unaudited)

$(68,786)	$(84,706)		$(51,565)	$(15,166)		$(20,319)	$(1,155)
877,592	2,084,328		-	-		-	-
(925,005)	(642,001)		(2,562,242)	433,046		(1,006,982)	119,391
(116,199)	1,357,621		(2,613,807)	417,880		(1,027,301)	118,236

19,390,638	36,990,110		10,137,840	7,831,830		3,842,185	2,451,895
(27,024,408)	(19,903,855)		-	-		-	-
1,853	10,494		4,721	-		1,595	302
(7,631,917)	17,096,749		10,142,561	7,831,830		3,843,780	2,452,197
$(7,748,116)	$18,454,370		$7,528,754	$8,249,710		$2,816,479	$2,570,433

$18,454,370	$-		$8,249,710	$-		$2,570,433	$-
$10,706,254	$18,454,370		$15,778,464	$8,249,710		$5,386,912	$2,570,433

725,000	1,325,000		400,000	300,000		150,000	100,000
(950,000)	(700,000)		-	-		-	-
(225,000)	625,000		400,000	300,000		150,000	100,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July		Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Period Ended	Year Ended	Period Ended	Year Ended
April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021
(Unaudited)		(Unaudited)

$(23,450)	$(31,134)	$(38,078)	$(97,060)
14,814	(175,573)	(364,729)	(958,106)
(744,980)	102,436	(475,048)	204,383
(753,616)	(104,271)	(877,855)	(850,783)

2,394,898	4,293,060	14,798,980	24,917,011
(544,608)	(4,772,485)	(11,950,225)	(17,650,788)
1,198	2,409	4,557	20,696
1,851,488	(477,016)	2,853,312	7,286,919
$1,097,872	$(581,287)	$1,975,457	$6,436,136

$4,891,731	$5,473,018	$9,489,310	$3,053,174
$5,989,603	$4,891,731	$11,464,767	$9,489,310

100,000	175,000	650,000	1,025,000
(25,000)	(200,000)	(525,000)	(750,000)
75,000	(25,000)	125,000	275,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Defined Wealth Shield ETF
	Period Ended	Period Ended
	April 30, 2022	October 31, 2021	(a)
	(Unaudited)
Operations:
Net investment income/(loss)	$(248,533)	$(24,714)
Net realized gain/(loss)	439,943	(3,059)
Net change in unrealized appreciation/(depreciation)	(1,445,156)	147,596
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,253,746)	119,823

Capital Share Transactions:
Proceeds from shares sold	237,689,390	36,050,398
Cost of shares redeemed	(161,635,390)	(7,095,248)
Transaction fees (see Note 5)	53,868	12,544
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	76,107,868	28,967,694
Total Increase/(Decrease) in Net Assets	$74,854,122	$29,087,517

Net Assets:
Beginning of period	$29,087,517	$-
End of period	$103,941,639	$29,087,517

Change in Shares Outstanding:
Shares sold	9,200,000	1,400,000
Shares redeemed	(6,250,000)	(275,000)
Net Increase/(Decrease)	2,950,000	1,125,000

(a) Since Commencement of Operations on June 30, 2021.
(b) Since Commencement of Operations on March 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF - Quarterly			Innovator Growth Accelerated ETF - Quarterly
Period Ended	Period Ended		Period Ended	Period Ended
April 30, 2022	October 31, 2021	(b)	April 30, 2022	October 31, 2021	(b)
(Unaudited)			(Unaudited)

$(48,593)	$(49,539)		$(54,322)	$(57,511)
437,281	544,033		41,221	1,165,038
(1,478,729)	569,826		(2,527,656)	810,963
(1,090,041)	1,064,320		(2,540,757)	1,918,490

17,007,160	36,522,835		16,278,350	42,864,637
(19,991,810)	(24,171,698)		(18,588,265)	(29,104,648)
4,628	5,610		658	6,278
(2,980,022)	12,356,747		(2,309,257)	13,766,267
$(4,070,063)	$13,421,067		$(4,850,014)	$15,684,757

$13,421,067	$-		$15,684,757	$-
$9,351,004	$13,421,067		$10,834,743	$15,684,757

600,000	1,350,000		550,000	1,550,000
(700,000)	(875,000)		(625,000)	(1,025,000)
(100,000)	475,000		(75,000)	525,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:		Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)		Distributions from realized gains
Innovator International Developed Power Buffer ETF - January
For the period ended 4/30/2022	$27.04	(0.11)	(1.54)	(1.65)	0.01		-
For the year ended 10/31/2021	$23.82	(0.22)	3.43	3.21	0.01		-
For the period 12/31/2019(d) - 10/31/2020	$24.44	(0.17)	(0.47)	(0.64)	0.02		-

Innovator International Developed Power Buffer ETF - April
For the period ended 4/30/2022	$25.87	(0.11)	(2.09)	(2.20)	0.04		-
For the period 3/31/2021(d) - 10/31/2021	$24.90	(0.13)	1.08	0.95	0.02		-

Innovator International Developed Power Buffer ETF - July
For the period ended 4/30/2022	$24.68	(0.10)	(1.08)	(1.18)	-	(f)	-
For the year ended 10/31/2021	$22.73	(0.21)	2.15	1.94	0.01		-
For the year ended 10/31/2020	$23.43	(0.19)	(0.30)	(0.49)	0.02		(0.23)
For the period 6/28/2019(d) - 10/31/2019	$23.04	(0.06)	0.43	0.37	0.02		-

Innovator International Developed Power Buffer ETF - October
For the period ended 4/30/2022	$25.40	(0.10)	(1.59)	(1.69)	0.01		-
For the period 9/30/2021(d) - 10/31/2021	$24.97	(0.02)	0.45	0.43	-	(f)	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.
(f) Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

(1.64)	$25.40	(6.06)%	$88,888	0.85%		(0.85)%	0%
3.22	$27.04	13.47%	$57,450	0.85%		(0.85)%	0%
(0.62)	$23.82	(2.52)%	$52,415	0.85%		(0.85)%	0%

(2.16)	$23.71	(8.33)%	$54,537	0.85%		(0.85)%	0%
0.97	$25.87	3.88%	$20,047	0.85%		(0.85)%	0%

(1.18)	$23.50	(4.78)%	$58,745	0.85%		(0.85)%	0%
1.95	$24.68	8.58%	$56,141	0.85%		(0.85)%	0%
(0.70)	$22.73	(2.04)%	$69,883	0.86%	(e)	(0.86)%	0%
0.39	$23.43	1.70%	$63,851	0.85%		(0.85)%	99%

(1.68)	$23.72	(6.63)%	$17,195	0.85%		(0.85)%	0%
0.43	$25.40	1.72%	$9,525	0.85%		(0.85)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:				Capital Share Transactions:		Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)		Distributions from realized gains
Innovator Emerging Markets Power Buffer ETF - January
For the period ended 4/30/2022	$29.95	(0.13)	(2.22)		(2.35)	0.01		-
For the year ended 10/31/2021	$27.26	(0.27)	2.94	(e)	2.67	0.02		-
For the period 12/31/2019(d) - 10/31/2020	$26.80	(0.19)	0.62	(e)	0.43	0.03		-

Innovator Emerging Markets Power Buffer ETF - April
For the period ended 4/30/2022	$24.75	(0.11)	(0.82)		(0.93)	0.01		-
For the period 3/31/2021(d) - 10/31/2021	$24.96	(0.13)	(0.10)	(e)	(0.23)	0.02		-

Innovator Emerging Markets Power Buffer ETF - July
For the period ended 4/30/2022	$25.77	(0.11)	(1.51)		(1.62)	-	(g)	-
For the year ended 10/31/2021	$25.60	(0.23)	0.39		0.16	0.01		-
For the year ended 10/31/2020	$25.25	(0.22)	0.71	(e)	0.49	0.03		(0.17)
For the period 6/28/2019(d) - 10/31/2019	$25.28	(0.07)	0.02	(e)	(0.05)	0.02		-

Innovator Emerging Markets Power Buffer ETF - October
For the period ended 4/30/2022	$25.23	(0.11)	(1.69)		(1.80)	0.01		-
For the period 9/30/2021(d) - 10/31/2021	$24.99	(0.02)	0.26		0.24	-	(g)	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

(e)  Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(f) Includes broker interest expense of 0.01%.
(g) Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

(2.34)	$27.61	(7.80)%	$82,838	0.89%		(0.89)%	0%
2.69	$29.95	9.87%	$106,320	0.89%		(0.89)%	0%
0.46	$27.26	1.71%	$27,940	0.89%		(0.89)%	0%

(0.92)	$23.83	(3.70)%	$36,942	0.89%		(0.89)%	0%
(0.21)	$24.75	(0.84)%	$34,031	0.89%		(0.89)%	0%

(1.62)	$24.15	(6.30)%	$31,997	0.89%		(0.89)%	0%
0.17	$25.77	0.68%	$41,237	0.89%		(0.89)%	0%
0.35	$25.60	2.04%	$35,197	0.90%	(f)	(0.90)%	0%
(0.03)	$25.25	(0.11)%	$43,559	0.89%		(0.89)%	31%

(1.79)	$23.44	(7.10)%	$8,790	0.89%		(0.89)%	0%
0.24	$25.23	0.98%	$5,047	0.89%		(0.89)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:	Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions from net realized gains
Innovator Growth-100 Power Buffer ETF - January
For the period ended 4/30/2022	$42.07	(0.16)	(4.36)	(4.52)	0.02	-
For the year ended 10/31/2021	$37.44	(0.31)	4.91	4.60	0.03	-
For the period 12/31/2019(d) - 10/31/2020	$34.94	(0.24)	2.69	2.45	0.05	-

Innovator Growth-100 Power Buffer ETF - April
For the period ended 4/30/2022	$38.38	(0.15)	(2.10)	(2.25)	0.02	-
For the year ended 10/31/2021	$34.93	(0.29)	3.71	3.42	0.03	-
For the period 3/31/2020(d) - 10/31/2020	$31.27	(0.16)	3.77	3.61	0.05	-

Innovator Growth-100 Power Buffer ETF - July
For the period ended 4/30/2022	$47.65	(0.18)	(3.24)	(3.42)	0.01	-
For the year ended 10/31/2021	$42.23	(0.36)	5.74	5.38	0.04	-
For the period 6/30/2020(d) - 10/31/2020	$40.64	(0.11)	1.67	1.56	0.03	-

Innovator Growth-100 Power Buffer ETF - October
For the period ended 4/30/2022	$40.07	(0.15)	(3.18)	(3.33)	-	-
For the year ended 10/31/2021	$33.53	(0.30)	6.82	6.52	0.02	-
For the year ended 10/31/2020	$31.70	(0.26)	2.39	2.13	0.05	(0.35)
For the period 9/30/2019(d) - 10/31/2019	$31.01	(0.02)	0.70	0.68	0.01	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.02%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

(4.50)	$37.57	(10.70)%	$123,977	0.79%		(0.79)%	0%
4.63	$42.07	12.36%	$87,297	0.79%		(0.79)%	0%
2.50	$37.44	7.16%	$39,315	0.79%		(0.79)%	0%

(2.23)	$36.15	(5.81)%	$59,644	0.79%		(0.79)%	0%
3.45	$38.38	9.87%	$41,254	0.79%		(0.79)%	0%
3.66	$34.93	11.69%	$15,717	0.79%		(0.79)%	0%

(3.41)	$44.24	(7.15)%	$55,300	0.79%		(0.79)%	0%
5.42	$47.65	12.83%	$55,986	0.79%		(0.79)%	0%
1.59	$42.23	3.91%	$57,011	0.79%		(0.79)%	0%

(3.33)	$36.74	(8.30)%	$62,461	0.79%		(0.79)%	0%
6.54	$40.07	19.51%	$77,928	0.79%		(0.79)%	0%
1.83	$33.53	6.92%	$40,566	0.81%	(e)	(0.81)%	0%
0.69	$31.70	2.21%	$26,149	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:		Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)		Distributions from realized gains
Innovator U.S. Small Cap Power Buffer ETF - January
For the period ended 4/30/2022	$31.76	(0.12)	(2.15)	(2.27)	0.01		-
For the year ended 10/31/2021	$26.18	(0.24)	5.78	5.54	0.04		-
For the period 12/31/2019(d) - 10/31/2020	$26.70	(0.17)	(0.40)	(0.57)	0.05		-

Innovator U.S. Small Cap Power Buffer ETF - April
For the period ended 4/30/2022	$27.83	(0.11)	(2.44)	(2.55)	0.01		-
For the year ended 10/31/2021	$26.00	(0.22)	2.03	1.81	0.02		-
For the period 3/31/2020(d) - 10/31/2020	$23.05	(0.12)	3.05	2.93	0.02		-

Innovator U.S. Small Cap Power Buffer ETF - July
For the period ended 4/30/2022	$26.70	(0.10)	(1.95)	(2.05)	-	(e)	-
For the year ended 10/31/2021	$23.91	(0.21)	2.99	2.78	0.01		-
For the period 6/30/2020(d) - 10/31/2020	$23.07	(0.06)	0.89	0.83	0.01		-

Innovator U.S. Small Cap Power Buffer ETF - October
For the period ended 4/30/2022	$27.65	(0.10)	(2.53)	(2.63)	-	(e)	-
For the year ended 10/31/2021	$24.08	(0.21)	3.77	3.56	0.01		-
For the year ended 10/31/2020	$24.71	(0.19)	(0.26)	(0.45)	0.02		(0.20)
For the period 9/30/2019(d) - 10/31/2019	$24.38	(0.01)	0.33	0.32	0.01		-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(2.26)	$29.50	(7.11)%	$124,640	0.79%	(0.79)%	0%
5.58	$31.76	21.31%	$84,958	0.79%	(0.79)%	0%
(0.52)	$26.18	(1.95)%	$165,588	0.79%	(0.79)%	0%

(2.54)	$25.29	(9.11)%	$72,716	0.79%	(0.79)%	0%
1.83	$27.83	7.04%	$84,876	0.79%	(0.79)%	0%
2.95	$26.00	12.79%	$33,147	0.79%	(0.79)%	0%

(2.05)	$24.65	(7.66)%	$62,246	0.79%	(0.79)%	0%
2.79	$26.70	11.64%	$74,083	0.79%	(0.79)%	0%
0.84	$23.91	3.66%	$23,316	0.79%	(0.79)%	0%

(2.63)	$25.02	(9.49)%	$40,038	0.79%	(0.79)%	0%
3.57	$27.65	14.79%	$36,632	0.79%	(0.79)%	0%
(0.63)	$24.08	(1.73)%	$48,170	0.79%	(0.79)%	0%
0.33	$24.71	1.35%	$27,179	0.79%	(0.74)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Double Stacker ETF - January
For the period ended 4/30/2022	$29.76	(0.11)	(3.80)	(3.91)	-	(e)
For the period 12/31/2020(d) - 10/31/2021	$25.43	(0.18)	4.50	4.32	0.01

Innovator Double Stacker ETF - October
For the period ended 4/30/2022	$32.64	(0.13)	(2.90)	(3.03)	-	(e)
For the year ended 10/31/2021	$24.84	(0.23)	8.01	7.78	0.02
For the period 9/30/2020(d) - 10/31/2020	$25.47	(0.02)	(0.64)	(0.66)	0.03

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Amount represents less than $0.01 per share.
(f) Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

(3.91)	$25.85	(13.15)%	$4,524	0.79%		(0.79)%	0%
4.33	$29.76	17.04%	$6,697	0.79%		(0.79)%	0%

(3.03)	$29.61	(9.26)%	$7,403	0.79%		(0.79)%	0%
7.80	$32.64	31.36%	$8,975	0.79%		(0.79)%	0%
(0.63)	$24.84	(2.46)%	$11,801	0.80%	(f)	(0.80)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Triple Stacker ETF - January
For the period ended 4/30/2022	$29.40	(0.11)	(3.67)	(3.78)	0.02
For the period 12/31/2020(d) - 10/31/2021	$25.42	(0.18)	4.14	3.96	0.02

Innovator Triple Stacker ETF - October
For the period ended 4/30/2022	$31.81	(0.12)	(2.78)	(2.90)	0.01
For the year ended 10/31/2021	$25.00	(0.23)	7.02	6.79	0.02
For the period 9/30/2020(d) - 10/31/2020	$25.46	(0.02)	(0.45)	(0.47)	0.01

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(3.76)	$25.64	(12.81)%	$10,896	0.79%	(0.79)%	0%
3.98	$29.40	15.68%	$44,107	0.79%	(0.79)%	0%

(2.89)	$28.92	(9.10)%	$7,952	0.79%	(0.79)%	0%
6.81	$31.81	27.25%	$16,702	0.79%	(0.79)%	0%
(0.46)	$25.00	(1.80)%	$6,875	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Double Stacker 9 Buffer ETF - January
For the period ended 4/30/2022	$28.09	(0.11)	(2.28)	(2.39)	0.01
For the period 12/31/2020(d) - 10/31/2021	$25.42	(0.18)	2.83	2.65	0.02

Innovator Double Stacker 9 Buffer ETF - October
For the period ended 4/30/2022	$29.74	(0.12)	(1.42)	(1.54)	-	(e)
For the year ended 10/31/2021	$24.96	(0.22)	4.99	4.77	0.01
For the period 9/30/2020(d) - 10/31/2020	$25.46	(0.02)	(0.51)	(0.53)	0.03

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(2.38)	$25.71	(8.47)%	$11,570	0.79%	(0.79)%	0%
2.67	$28.09	10.50%	$13,342	0.79%	(0.79)%	0%

(1.54)	$28.20	(5.17)%	$17,627	0.79%	(0.79)%	0%
4.78	$29.74	19.14%	$21,562	0.79%	(0.79)%	0%
(0.50)	$24.96	(1.95)%	$31,204	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Accelerated ETF - January
For the period 12/31/2021(d) - 4/30/2022	$24.71	(0.06)	(3.33)	(3.39)	0.01

Innovator U.S. Equity Accelerated ETF - April
For the period ended 4/30/2022	$28.38	(0.11)	(1.32)	(1.43)	-
For the period 3/31/2021(d) - 10/31/2021	$25.37	(0.13)	3.13	3.00	0.01

Innovator U.S. Equity Accelerated ETF - July
For the period ended 4/30/2022	$27.23	(0.11)	(2.17)	(2.28)	0.01
For the period 6/30/2021(d) - 10/31/2021	$25.69	(0.07)	1.61	1.54	-	(e)

Innovator U.S. Equity Accelerated ETF - October
For the period ended 4/30/2022	$25.28	(0.10)	(1.87)	(1.97)	-
For the period 9/30/2021(d) - 10/31/2021	$24.05	(0.02)	1.25	1.23	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(3.38)	$21.33	(13.69)%	$4,266	0.79%	(0.79)%	0%

(1.43)	$26.95	(5.02)%	$6,738	0.79%	(0.79)%	0%
3.01	$28.38	11.86%	$7,804	0.79%	(0.79)%	0%

(2.27)	$24.96	(8.34)%	$4,991	0.79%	(0.79)%	0%
1.54	$27.23	5.98%	$3,403	0.79%	(0.79)%	0%

(1.97)	$23.31	(7.80)%	$1,748	0.79%	(0.79)%	0%
1.23	$25.28	5.11%	$1,896	0.79%	(0.85)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Accelerated Plus ETF - January
For the period 12/31/2021(d) - 4/30/2022	$24.71	(0.06)	(3.26)	(3.32)	0.02

Innovator U.S. Equity Accelerated Plus ETF - April
For the period ended 4/30/2022	$28.19	(0.11)	(1.25)	(1.36)	0.02
For the period 3/31/2021(d) - 10/31/2021	$25.37	(0.13)	2.94	2.81	0.01

Innovator U.S. Equity Accelerated Plus ETF - July
For the period ended 4/30/2022	$27.11	(0.11)	(1.87)	(1.98)	0.01
For the period 6/30/2021(d) - 10/31/2021	$25.68	(0.07)	1.49	1.42	0.01

Innovator U.S. Equity Accelerated Plus ETF - October
For the period ended 4/30/2022	$25.30	(0.10)	(1.76)	(1.86)	0.02
For the period 9/30/2021(d) - 10/31/2021	$24.05	(0.02)	1.27	1.25	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(3.30)	$21.41	(13.37)%	$6,422	0.79%	(0.79)%	0%

(1.34)	$26.85	(4.74)%	$14,099	0.79%	(0.79)%	0%
2.82	$28.19	11.11%	$8,457	0.79%	(0.79)%	0%

(1.97)	$25.14	(7.26)%	$13,826	0.79%	(0.79)%	0%
1.43	$27.11	5.56%	$9,488	0.79%	(0.79)%	0%

(1.84)	$23.46	(7.26)%	$9,385	0.79%	(0.79)%	0%
1.25	$25.30	5.20%	$2,530	0.79%	(0.83)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Accelerated 9 Buffer ETF - January
For the period 12/31/2021(d) - 4/30/2022	$24.70	(0.06)	(2.11)	(2.17)	0.01

Innovator U.S. Equity Accelerated 9 Buffer ETF - April
For the period ended 4/30/2022	$27.09	(0.11)	(0.91)	(1.02)	0.01
For the period 3/31/2021(d) - 10/31/2021	$25.37	(0.12)	1.83	1.71	0.01

Innovator U.S. Equity Accelerated 9 Buffer ETF - July
For the period ended 4/30/2022	$26.49	(0.10)	(0.79)	(0.89)	0.01
For the period 6/30/2021(d) - 10/31/2021	$25.68	(0.07)	0.87	0.80	0.01

Innovator U.S. Equity Accelerated 9 Buffer ETF - October
For the period ended 4/30/2022	$24.77	(0.10)	(0.96)	(1.06)	0.01
For the period 9/30/2021(d) - 10/31/2021	$24.04	(0.02)	0.74	0.72	0.01

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(2.16)	$22.54	(8.75)%	$11,269	0.79%	(0.79)%	0%

(1.01)	$26.08	(3.72)%	$22,820	0.79%	(0.79)%	0%
1.72	$27.09	6.77%	$19,639	0.79%	(0.79)%	0%

(0.88)	$25.61	(3.34)%	$15,365	0.79%	(0.79)%	0%
0.81	$26.49	3.16%	$10,597	0.79%	(0.79)%	0%

(1.05)	$23.72	(4.23)%	$8,302	0.79%	(0.79)%	0%
0.73	$24.77	3.03%	$4,334	0.79%	(0.82)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Growth Accelerated Plus ETF - January
For the period 12/31/2021(d) - 4/30/2022	$25.45	(0.06)	(5.37)	(5.43)	0.01

Innovator Growth Accelerated Plus ETF - April
For the period ended 4/30/2022	$29.53	(0.11)	(2.65)	(2.76)	-	(e)
For the period 3/31/2021(d) - 10/31/2021	$25.53	(0.13)	4.11	3.98	0.02

Innovator Growth Accelerated Plus ETF - July
For the period ended 4/30/2022	$27.50	(0.10)	(4.87)	(4.97)	0.01
For the period 6/30/2021(d) - 10/31/2021	$25.52	(0.07)	2.05	1.98	-

Innovator Growth Accelerated Plus ETF - October
For the period ended 4/30/2022	$25.70	(0.10)	(4.06)	(4.16)	0.01
For the period 9/30/2021(d) - 10/31/2021	$24.32	(0.02)	1.40	1.38	-	(e)

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(5.42)	$20.03	(21.32)%	$8,514	0.79%	(0.79)%	0%

(2.76)	$26.77	(9.35)%	$10,706	0.79%	(0.79)%	0%
4.00	$29.53	15.66%	$18,454	0.79%	(0.79)%	0%

(4.96)	$22.54	(18.03)%	$15,778	0.79%	(0.79)%	0%
1.98	$27.50	7.75%	$8,250	0.79%	(0.79)%	0%

(4.15)	$21.55	(16.17)%	$5,387	0.79%	(0.79)%	0%
1.38	$25.70	5.69%	$2,570	0.79%	(0.82)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
For the period ended 4/30/2022	$24.46	(0.09)	(2.59)		(2.68)	-	(g)
For the year ended 10/31/2021	$24.32	(0.17)	0.30	(f)	0.13	0.01
For the period 8/17/2019(d) - 10/31/2020	$24.87	(0.04)	(0.52)		(0.56)	0.01

Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
For the period ended 4/30/2022	$23.72	(0.09)	(1.80)		(1.89)	0.01
For the year ended 10/31/2021	$24.43	(0.19)	(0.56)	(f)	(0.75)	0.04
For the period 8/17/2020(d) - 10/31/2020	$24.87	(0.04)	(0.42)		(0.46)	0.02

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.

(f)   Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(g) Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

(2.68)	$21.78	(10.95)%	$5,990	0.78%		(0.79)%	0%
0.14	$24.46	0.55%	$4,892	0.79%		(0.72)%	0%
(0.55)	$24.32	(2.19)%	$5,473	0.79%		(0.79)%	0%

(1.88)	$21.84	(7.95)%	$11,465	0.79%		(0.79)%	0%
(0.71)	$23.72	(2.87)%	$9,489	0.79%		(0.79)%	0%
(0.44)	$24.43	(1.79)%	$3,053	0.80	%(e)	(0.80)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator Defined Wealth Shield ETF
For the period ended 4/30/2022	$25.86	(0.09)	(0.28)		(0.37)	0.02
For the period 6/30/2021(d) - 10/31/2021	$25.69	(0.06)	0.20	(e)	0.14	0.03

Innovator U.S. Equity Accelerated ETF - Quarterly
For the period ended 4/30/2022	$28.25	(0.11)	(3.21)		(3.32)	0.01
For the period 3/31/2021(d) - 10/31/2021	$25.37	(0.13)	3.00		2.87	0.01

Innovator Growth Accelerated ETF - Quarterly
For the period ended 4/30/2022	$29.88	(0.11)	(5.69)		(5.80)	-	(f)
For the period 3/31/2021(d) - 10/31/2021	$25.53	(0.13)	4.47		4.34	0.01

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

(e)   Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(f) Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(0.35)	$25.51	(1.35)%	$103,942	0.69%	(0.69)%	0%
0.17	$25.86	0.65%	$29,088	0.69%	(0.69)%	0%

(3.31)	$24.94	(11.75)%	$9,351	0.79%	(0.79)%	0%
2.88	$28.25	11.37%	$13,421	0.79%	(0.79)%	0%

(5.80)	$24.08	(19.41)%	$10,835	0.79%	(0.79)%	0%
4.35	$29.88	17.02%	$15,685	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Trust currently consists of multiple operational series, of which forty-three are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator Double Stacker ETF - January	DSJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker ETF - October	DSOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Triple Stacker ETF - January	TSJA	December 31, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Triple Stacker ETF - October	TSOC	September 30, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Double Stacker 9 Buffer ETF - January	DBJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker 9 Buffer ETF - October	DBOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF - January	XDJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index/Fund
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator Laddered Allocation Buffer ETF	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Laddered Allocation Power Buffer ETF	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator U.S. Equity Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. The Innovator International Developed and Emerging Markets ETFs list and principally trade their shares on NYSE Arca (“NYSE”). All other Innovator ETFs included in this report each, respectively, list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”).

Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and, if applicable, a predetermined buffer (a “Buffer”) against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of April 30, 2022:

IJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$97,016,178	$-	$97,016,178
Short Term Investments	568,862	-	-	568,862
Total Assets	$568,862	$97,016,178	$-	$97,585,040

Liabilities
Options Written	$-	$8,635,862	$-	$8,635,862
Total Liabilities	$-	$8,635,862	$-	$8,635,862

IAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$57,916,962	$-	$57,916,962
Short Term Investments	453,537	-	-	453,537
Total Assets	$453,537	$57,916,962	$-	$58,370,499

Liabilities
Options Written	$-	$3,804,583	$-	$3,804,583
Total Liabilities	$-	$3,804,583	$-	$3,804,583

IJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$62,327,945	$-	$62,327,945
Short Term Investments	120,651	-	-	120,651
Total Assets	$120,651	$62,327,945	$-	$62,448,596

Liabilities
Options Written	$-	$3,663,932	$-	$3,663,932
Total Liabilities	$-	$3,663,932	$-	$3,663,932

IOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$18,491,395	$-	$18,491,395
Short Term Investments	72,575	-	-	72,575
Total Assets	$72,575	$18,491,395	$-	$18,563,970

Liabilities
Options Written	$-	$1,356,877	$-	$1,356,877
Total Liabilities	$-	$1,356,877	$-	$1,356,877

EJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$90,943,280	$-	$90,943,280
Short Term Investments	547,488	-	-	547,488
Total Assets	$547,488	$90,943,280	$-	$91,490,768

Liabilities
Options Written	$-	$8,588,396	$-	$8,588,396
Total Liabilities	$-	$8,588,396	$-	$8,588,396

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

EAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$41,032,345	$-	$41,032,345
Short Term Investments	318,058	-	-	318,058
Total Assets	$318,058	$41,032,345	$-	$41,350,403

Liabilities
Options Written	$-	$4,388,538	$-	$4,388,538
Total Liabilities	$-	$4,388,538	$-	$4,388,538

EJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$35,141,404	$-	$35,141,404
Short Term Investments	67,901	-	-	67,901
Total Assets	$67,901	$35,141,404	$-	$35,209,305

Liabilities
Options Written	$-	$3,187,708	$-	$3,187,708
Total Liabilities	$-	$3,187,708	$-	$3,187,708

EOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$9,701,038	$-	$9,701,038
Short Term Investments	36,824	-	-	36,824
Total Assets	$36,824	$9,701,038	$-	$9,737,862

Liabilities
Options Written	$-	$941,467	$-	$941,467
Total Liabilities	$-	$941,467	$-	$941,467

NJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$138,075,969	$-	$138,075,969
Short Term Investments	764,141	-	-	764,141
Total Assets	$764,141	$138,075,969	$-	$138,840,110

Liabilities
Options Written	$-	$14,778,456	$-	$14,778,456
Total Liabilities	$-	$14,778,456	$-	$14,778,456

NAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$65,258,810	$-	$65,258,810
Short Term Investments	476,803	-	-	476,803
Total Assets	$476,803	$65,258,810	$-	$65,735,613

Liabilities
Options Written	$-	$6,056,098	$-	$6,056,098
Total Liabilities	$-	$6,056,098	$-	$6,056,098

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

NJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$57,289,456	$-	$57,289,456
Short Term Investments	122,844	-	-	122,844
Total Assets	$122,844	$57,289,456	$-	$57,412,300

Liabilities
Options Written	$-	$2,076,561	$-	$2,076,561
Total Liabilities	$-	$2,076,561	$-	$2,076,561

NOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$66,367,684	$-	$66,367,684
Short Term Investments	278,529	-	-	278,529
Total Assets	$278,529	$66,367,684	$-	$66,646,213

Liabilities
Options Written	$-	$4,142,170	$-	$4,142,170
Total Liabilities	$-	$4,142,170	$-	$4,142,170

KJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$135,840,321	$-	$135,840,321
Short Term Investments	765,520	-	-	765,520
Total Assets	$765,520	$135,840,321	$-	$136,605,841

Liabilities
Options Written	$-	$11,888,877	$-	$11,888,877
Total Liabilities	$-	$11,888,877	$-	$11,888,877

KAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$78,615,479	$-	$78,615,479
Short Term Investments	583,285	-	-	583,285
Total Assets	$583,285	$78,615,479	$-	$79,198,764

Liabilities
Options Written	$-	$6,435,587	$-	$6,435,587
Total Liabilities	$-	$6,435,587	$-	$6,435,587

KJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$66,460,004	$-	$66,460,004
Short Term Investments	125,775	-	-	125,775
Total Assets	$125,775	$66,460,004	$-	$66,585,779

Liabilities
Options Written	$-	$4,298,636	$-	$4,298,636
Total Liabilities	$-	$4,298,636	$-	$4,298,636

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

KOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$42,806,643	$-	$42,806,643
Short Term Investments	162,186	-	-	162,186
Total Assets	$162,186	$42,806,643	$-	$42,968,829

Liabilities
Options Written	$-	$2,903,612	$-	$2,903,612
Total Liabilities	$-	$2,903,612	$-	$2,903,612

DSJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$4,523,731	$-	$4,523,731
Short Term Investments	35,193	-	-	35,193
Total Assets	$35,193	$4,523,731	$-	$4,558,924

Liabilities
Options Written	$-	$32,046	$-	$32,046
Total Liabilities	$-	$32,046	$-	$32,046

DSOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$7,492,739	$-	$7,492,739
Short Term Investments	37,188	-	-	37,188
Total Assets	$37,188	$7,492,739	$-	$7,529,927

Liabilities
Options Written	$-	$122,410	$-	$122,410
Total Liabilities	$-	$122,410	$-	$122,410

TSJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$11,049,386	$-	$11,049,386
Short Term Investments	97,533	-	-	97,533
Total Assets	$97,533	$11,049,386	$-	$11,146,919

Liabilities
Options Written	$-	$243,153	$-	$243,153
Total Liabilities	$-	$243,153	$-	$243,153

TSOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$8,202,601	$-	$8,202,601
Short Term Investments	32,850	-	-	32,850
Total Assets	$32,850	$8,202,601	$-	$8,235,451

Liabilities
Options Written	$-	$277,164	$-	$277,164
Total Liabilities	$-	$277,164	$-	$277,164

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

DBJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$12,715,597	$-	$12,715,597
Short Term Investments	85,873	-	-	85,873
Total Assets	$85,873	$12,715,597	$-	$12,801,470

Liabilities
Options Written	$-	$1,223,984	$-	$1,223,984
Total Liabilities	$-	$1,223,984	$-	$1,223,984

DBOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$18,870,107	$-	$18,870,107
Short Term Investments	103,482	-	-	103,482
Total Assets	$103,482	$18,870,107	$-	$18,973,589

Liabilities
Options Written	$-	$1,334,990	$-	$1,334,990
Total Liabilities	$-	$1,334,990	$-	$1,334,990

XDJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$4,265,898	$-	$4,265,898
Short Term Investments	33,109	-	-	33,109
Total Assets	$33,109	$4,265,898	$-	$4,299,007

Liabilities
Options Written	$-	$30,405	$-	$30,405
Total Liabilities	$-	$30,405	$-	$30,405

XDAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$6,883,734	$-	$6,883,734
Short Term Investments	69,937	-	-	69,937
Total Assets	$69,937	$6,883,734	$-	$6,953,671

Liabilities
Options Written	$-	$210,948	$-	$210,948
Total Liabilities	$-	$210,948	$-	$210,948

XDJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$4,962,312	$-	$4,962,312
Short Term Investments	56,521	-	-	56,521
Total Assets	$56,521	$4,962,312	$-	$5,018,833

Liabilities
Options Written	$-	$24,072	$-	$24,072
Total Liabilities	$-	$24,072	$-	$24,072

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

XDOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$1,781,050	$-	$1,781,050
Short Term Investments	7,607	-	-	7,607
Total Assets	$7,607	$1,781,050	$-	$1,788,657

Liabilities
Options Written	$-	$39,484	$-	$39,484
Total Liabilities	$-	$39,484	$-	$39,484

XTJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$6,505,363	$-	$6,505,363
Short Term Investments	49,248	-	-	49,248
Total Assets	$49,248	$6,505,363	$-	$6,554,611

Liabilities
Options Written	$-	$128,514	$-	$128,514
Total Liabilities	$-	$128,514	$-	$128,514

XTAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$15,003,083	$-	$15,003,083
Short Term Investments	151,024	-	-	151,024
Total Assets	$151,024	$15,003,083	$-	$15,154,107

Liabilities
Options Written	$-	$1,045,684	$-	$1,045,684
Total Liabilities	$-	$1,045,684	$-	$1,045,684

XTJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$14,045,770	$-	$14,045,770
Short Term Investments	69,452	-	-	69,452
Total Assets	$69,452	$14,045,770	$-	$14,115,222

Liabilities
Options Written	$-	$279,662	$-	$279,662
Total Liabilities	$-	$279,662	$-	$279,662

XTOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$9,915,330	$-	$9,915,330
Short Term Investments	44,101	-	-	44,101
Total Assets	$44,101	$9,915,330	$-	$9,959,431

Liabilities
Options Written	$-	$568,045	$-	$568,045
Total Liabilities	$-	$568,045	$-	$568,045

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

XBJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$12,400,751	$-	$12,400,751
Short Term Investments	78,775	-	-	78,775
Total Assets	$78,775	$12,400,751	$-	$12,479,526

Liabilities
Options Written	$-	$1,202,629	$-	$1,202,629
Total Liabilities	$-	$1,202,629	$-	$1,202,629

XBAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$25,599,113	$-	$25,599,113
Short Term Investments	194,913	-	-	194,913
Total Assets	$194,913	$25,599,113	$-	$25,794,026

Liabilities
Options Written	$-	$2,959,902	$-	$2,959,902
Total Liabilities	$-	$2,959,902	$-	$2,959,902

XBJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$15,886,827	$-	$15,886,827
Short Term Investments	67,933	-	-	67,933
Total Assets	$67,933	$15,886,827	$-	$15,954,760

Liabilities
Options Written	$-	$582,298	$-	$582,298
Total Liabilities	$-	$582,298	$-	$582,298

XBOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$8,979,798	$-	$8,979,798
Short Term Investments	36,066	-	-	36,066
Total Assets	$36,066	$8,979,798	$-	$9,015,864

Liabilities
Options Written	$-	$708,839	$-	$708,839
Total Liabilities	$-	$708,839	$-	$708,839

QTJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$8,575,792	$-	$8,575,792
Short Term Investments	65,725	-	-	65,725
Total Assets	$65,725	$8,575,792	$-	$8,641,517

Liabilities
Options Written	$-	$121,665	$-	$121,665
Total Liabilities	$-	$121,665	$-	$121,665

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

QTAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$11,429,453	$-	$11,429,453
Short Term Investments	121,434	-	-	121,434
Total Assets	$121,434	$11,429,453	$-	$11,550,887

Liabilities
Options Written	$-	$836,878	$-	$836,878
Total Liabilities	$-	$836,878	$-	$836,878

QTJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$15,814,368	$-	$15,814,368
Short Term Investments	60,505	-	-	60,505
Total Assets	$60,505	$15,814,368	$-	$15,874,873

Liabilities
Options Written	$-	$84,868	$-	$84,868
Total Liabilities	$-	$84,868	$-	$84,868

QTOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$5,502,692	$-	$5,502,692
Short Term Investments	28,178	-	-	28,178
Total Assets	$28,178	$5,502,692	$-	$5,530,870

Liabilities
Options Written	$-	$140,175	$-	$140,175
Total Liabilities	$-	$140,175	$-	$140,175

TBJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$6,611,918	$-	$6,611,918
Total Assets	$-	$6,611,918	$-	$6,611,918

Liabilities
Options Written	$-	$615,591	$-	$615,591
Total Liabilities	$-	$615,591	$-	$615,591

TFJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$11,459,441	$-	$11,459,441
Short Term Investments	29,784	-	-	29,784
Total Assets	$29,784	$11,459,441	$-	$11,489,225

Liabilities
Options Written	$-	$18,450	$-	$18,450
Total Liabilities	$-	$18,450	$-	$18,450

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

BALT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$105,320,621	$-	$105,320,621
Short Term Investments	212,368	-	-	212,368
Total Assets	$212,368	$105,320,621	$-	$105,532,989

Liabilities
Options Written	$-	$1,535,205	$-	$1,535,205
Total Liabilities	$-	$1,535,205	$-	$1,535,205

XDSQ
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$9,349,750	$-	$9,349,750
Short Term Investments	31,793	-	-	31,793
Total Assets	$31,793	$9,349,750	$-	$9,381,543

Liabilities
Options Written	$-	$23,858	$-	$23,858
Total Liabilities	$-	$23,858	$-	$23,858

XDQQ
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$10,838,047	$-	$10,838,047
Short Term Investments	37,835	-	-	37,835
Total Assets	$37,835	$10,838,047	$-	$10,875,882

Liabilities
Options Written	$-	$33,483	$-	$33,483
Total Liabilities	$-	$33,483	$-	$33,483

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

There were no Level 3 investments for the Funds during the period ended April 30, 2022.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2022 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
IJAN	$97,016,178	$8,635,862
IAPR	57,916,962	3,804,583
IJUL	62,327,945	3,663,932
IOCT	18,491,395	1,356,877
EJAN	90,943,280	8,588,396
EAPR	41,032,345	4,388,538
EJUL	35,141,404	3,187,708
EOCT	9,701,038	941,467
NJAN	138,075,969	14,778,456
NAPR	65,258,810	6,056,098
NJUL	57,289,456	2,076,561
NOCT	66,367,684	4,142,170
KJAN	135,840,321	11,888,877
KAPR	78,615,479	6,435,587
KJUL	66,460,004	4,298,636
KOCT	42,806,643	2,903,612
DSJA	4,523,731	32,046
DSOC	7,492,739	122,410
TSJA	11,049,386	243,153
TSOC	8,202,601	277,164
DBJA	12,715,597	1,223,984
DBOC	18,870,107	1,334,990
XDJA	4,265,898	30,405
XDAP	6,883,734	210,948
XDJL	4,962,312	24,072
XDOC	1,781,050	39,484
XTJA	6,505,363	128,514
XTAP	15,003,083	1,045,684
XTJL	14,045,770	279,662
XTOC	9,915,330	568,045
XBJA	12,400,751	1,202,629
XBAP	25,599,113	2,959,902
XBJL	15,886,827	582,298
XBOC	8,979,798	708,839
QTJA	8,575,792	121,665
QTAP	11,429,453	836,878
QTJL	15,814,368	84,868
QTOC	5,502,692	140,175
TBJL	6,611,918	615,591
TFJL	11,459,441	18,450
BALT	105,320,621	1,535,205
XDSQ	9,349,750	23,858
XDQQ	10,838,047	33,483

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2022:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
IJAN	$(2,965,546)	$3,470,371	$151,553	$3,089,836
IAPR	(1,500,717)	36,150	22,094	1,050,650
IJUL	(166,159)	124,181	14,889	81,043
IOCT	-	61,804	-	29,563
EJAN	(10,053,167)	(5,734)	7,904,807	229,456
EAPR	(4,709,333)	2,552,606	839,787	604,303
EJUL	(817,592)	116,555	1,412	74,430
EOCT	-	-	-	-
NJAN	(6,315,599)	17,821,190	(6,297,219)	3,641,629
NAPR	(297,563)	2,640,609	(1,158,268)	2,750,154
NJUL	(311,207)	435,482	(195,279)	59,702
NOCT	(325,517)	529,114	(312,149)	188,703
KJAN	(8,069,928)	10,586,872	2,478,306	6,735,738
KAPR	(6,445,587)	(497,544)	545,595	6,382,627
KJUL	(522,231)	247,914	(37,598)	406,054
KOCT	(420,643)	-	(47,731)	-
DSJA	493,150	1,644,734	(1,400,768)	33,515
DSOC	22,624	(25,038)	1,632	24,467
TSJA	(2,919,508)	11,302,990	(7,413,634)	2,077,068
TSOC	(225,772)	12,347	65,495	134,469
DBJA	(1,233,107)	4,215,403	(2,696,002)	557,072
DBOC	(43,568)	-	(49,750)	-
XDJA	-	-	-	-
XDAP	1,011,976	410,766	(551,713)	308,646
XDJL	-	-	-	-
XDOC	-	-	-	-
XTJA	-	1,309	-	66,892
XTAP	1,653,911	2,638,399	(2,432,204)	315,611
XTJL	-	-	-	-
XTOC	-	-	-	-
XBJA	-	157,846	-	210,025
XBAP	202,849	1,170,491	(1,385,753)	1,332,986
XBJL	-	-	-	-
XBOC	-	-	-	-
QTJA	-	32,652	-	81,427
QTAP	(1,954,568)	1,341,608	(2,347,337)	3,837,889
QTJL	-	-	-	-
QTOC	-	-	-	-
TBJL	-	27,128	-	(12,314)
TFJL	(469,124)	(40,109)	61,562	82,942
BALT	(5,124,818)	4,865,440	(1,640,406)	2,339,727
XDSQ	44,466	1,921,388	(1,534,255)	5,682
XDQQ	(694,149)	2,145,444	(1,485,576)	75,502

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
IJAN	$(3,879,317)	$(5,158,659)
IAPR	(649,967)	(1,449,501)
IJUL	(931,299)	(1,631,838)
IOCT	(467,111)	(606,590)
EJAN	3,695,949	(9,383,394)
EAPR	2,330,303	(2,805,632)
EJUL	(84,530)	(1,344,259)
EOCT	(140,358)	(345,045)
NJAN	(21,614,483)	(753,594)
NAPR	(8,969,172)	1,775,684
NJUL	(6,459,791)	2,826,358
NOCT	(8,341,873)	2,926,636
KJAN	(16,412,317)	(5,133,779)
KAPR	(3,333,775)	(3,865,569)
KJUL	(4,203,116)	(936,960)
KOCT	(4,242,674)	633,842
DSJA	(2,830,425)	1,347,585
DSOC	(1,755,547)	1,018,626
TSJA	(15,046,421)	9,247,541
TSOC	(3,666,232)	2,755,256
DBJA	(4,869,350)	2,876,622
DBOC	(2,059,081)	1,222,579
XDJA	(569,005)	122,309
XDAP	(2,557,103)	1,219,105
XDJL	(1,117,994)	627,451
XDOC	(325,288)	184,829
XTJA	(1,546,687)	625,527
XTAP	(4,561,579)	2,792,274
XTJL	(2,995,936)	2,181,656
XTOC	(1,930,507)	1,325,541
XBJA	(1,438,249)	250,809
XBAP	(5,045,531)	3,052,889
XBJL	(2,165,088)	1,751,714
XBOC	(1,120,266)	789,929
QTJA	(2,862,780)	1,028,201
QTAP	(6,112,429)	5,187,424
QTJL	(5,516,684)	2,954,442
QTOC	(2,705,865)	1,698,883
TBJL	(356,628)	(388,352)
TFJL	(605,021)	129,973
BALT	(4,197,373)	2,752,217
XDSQ	(2,662,185)	1,183,456
XDQQ	(4,140,801)	1,613,145

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The average volume of derivative activity during the period ended April 30, 2022, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
IJAN	$75,702,045	$(4,199,978)
IAPR	33,721,093	(1,217,837)
IJUL	56,826,543	(1,891,021)
IOCT	16,177,349	(718,593)
EJAN	107,023,182	(6,637,894)
EAPR	33,744,791	(1,616,015)
EJUL	39,236,292	(2,354,808)
EOCT	8,013,443	(518,678)
NJAN	124,037,129	(10,752,472)
NAPR	47,164,402	(4,308,543)
NJUL	56,320,987	(3,366,934)
NOCT	75,812,224	(6,022,160)
KJAN	116,978,876	(8,347,896)
KAPR	83,298,557	(3,310,559)
KJUL	69,318,203	(3,376,487)
KOCT	44,758,273	(2,659,488)
DSJA	6,131,561	(463,768)
DSOC	9,028,588	(820,933)
TSJA	28,800,144	(4,477,798)
TSOC	15,870,565	(2,329,611)
DBJA	15,225,167	(2,011,570)
DBOC	23,124,472	(3,352,843)
XDJA	3,240,984	(69,067)
XDAP	8,315,153	(898,655)
XDJL	5,317,656	(331,392)
XDOC	2,022,240	(167,493)
XTJA	5,392,259	(273,900)
XTAP	15,645,438	(2,659,471)
XTJL	12,749,011	(1,546,383)
XTOC	7,263,610	(1,013,175)
XBJA	11,671,043	(1,122,439)
XBAP	27,239,981	(4,312,429)
XBJL	14,318,916	(1,519,602)
XBOC	7,487,537	(990,956)
QTJA	7,148,708	(372,978)
QTAP	21,250,962	(4,712,568)
QTJL	16,395,477	(1,766,781)
QTOC	6,410,318	(951,843)
TBJL	6,261,572	(269,469)
TFJL	10,192,295	(74,591)
BALT	80,178,815	(1,670,106)
XDSQ	11,610,026	(311,594)
XDQQ	14,182,510	(582,883)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year or period ended April 30, 2022, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2022, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share.  For the year or period ended October 31, 2021, the Funds made the following permanent book-to-tax reclassifications due to deemed distributions, net operating losses, and redemption in-kind transactions:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
IJAN	$(4,416,809)	$4,416,809
IAPR	(60,726)	60,726
IJUL	(987,094)	987,094
IOCT	-	-
EJAN	(3,159,241)	3,159,241
EAPR	(41,975)	41,975
EJUL	336,822	(336,822)
EOCT	-	-
NJAN	(1,618,185)	1,618,185
NAPR	(697,529)	697,529
NJUL	(4,240,692)	4,240,692
NOCT	(8,259,927)	8,259,927
KJAN	(9,316,019)	9,316,019
KAPR	(701,269)	701,269
KJUL	(2,406,431)	2,406,431
KOCT	(4,927,998)	4,927,998
DJSA	-	-
DSOC	(9,104,385)	9,104,385
TSJA	(286,847)	286,847
TSOC	(10,634,976)	10,634,976
DBJA	(603,964)	603,964
DBOC	(19,560,466)	19,560,466
XDAP	-	-
XDJL	-	-
XDOC	-	-
XTAP	-	-
XTJL	-	-
XTOC	-	-
XBAP	(758,004)	758,004
XBJL	-	-
XBOC	-	-
QTAP	(2,084,328)	2,084,328
QTJL	-	-
QTOC	-	-
TBJL	(32,130)	32,130
TFJL	7,910	(7,910)
BALT	(195,315)	195,315
XDSQ	(1,120,688)	1,120,688
XDQQ	(1,416,662)	1,416,662

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date.  The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.

Pursuant to the Advisory Agreement, IJAN, IAPR, IJUL, and IOCT each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.85%, EJAN, EAPR, EJUL and EOCT each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.89%, BALT pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.69%. All other Innovator ETFs included in this report each, respectively, pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of each Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2022, there were no purchases or proceeds from long-term sales of investment securities.

For the period ended April 30, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
IJAN	$-	$56,174,015
IAPR	-	1,125,265
IJUL	1,323,390	3,246,112
IOCT	2,082,772	1,357,672
EJAN	-	7,978,244
EAPR	647,457	8,161,515
EJUL	-	2,096,421
EOCT	1,411,808	-
NJAN	-	90,168,792
NAPR	-	39,089,915
NJUL	1,450,883	5,623,169
NOCT	3,451,744	9,926,391
KJAN	-	87,759,068
KAPR	1,525,064	8,916,829
KJUL	2,147,817	10,377,355
KOCT	784,020	-
DSJA	-	9,050,533
DSOC	-	837,541
TSJA	-	66,570,832
TSOC	-	860,605
DBJA	-	16,990,846
DBOC	-	-
XDJA	-	-
XDAP	-	7,690,993
XDJL	-	-
XDOC	-	-
XTJA	-	1,371,917
XTAP	-	42,117,058
XTJL	-	-
XTOC	988,350	-
XBJA	-	3,568,476
XBAP	1,066,040	34,030,185
XBJL	-	-
XBOC	-	-
QTJA	-	643,416
QTAP	1,533,880	11,380,320
QTJL	1,084,787	-
QTOC	1,106,702	-
TBJL	-	642,139
TFJL	-	6,649,093
BALT	7,727,258	44,139,752
XDSQ	-	15,893,232
XDQQ	-	20,783,193

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

5.	CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2021, the cost of investments including options written and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IJAN	$54,031,192	$7,779,078	$(4,306,505)	$3,472,573
IAPR	19,392,610	1,356,391	(687,824)	668,567
IJUL	55,271,680	1,699,356	(790,409)	908,947
IOCT	9,360,958	436,709	(267,664)	169,045
EJAN	106,539,080	7,438,630	(7,557,987)	(119,357)
EAPR	34,340,234	1,250,045	(1,534,300)	(284,255)
EJUL	42,222,970	1,704,955	(2,660,246)	(955,291)
EOCT	5,014,302	124,021	(89,000)	35,021
NJAN	77,090,227	23,055,283	(12,788,300)	10,266,983
NAPR	38,301,323	8,868,747	(5,888,562)	2,980,185
NJUL	54,192,407	5,214,966	(3,383,765)	1,831,201
NOCT	75,924,663	6,925,197	(4,874,213)	2,050,984
KJAN	73,723,445	18,545,356	(7,252,018)	11,293,338
KAPR	81,756,710	6,808,419	(3,634,496)	3,173,923
KJUL	73,150,435	2,410,817	(1,430,618)	980,199
KOCT	35,724,959	2,345,997	(1,420,039)	925,958
DJSA	5,957,063	1,683,129	(939,223)	743,906
DSOC	8,557,949	992,660	(567,207)	425,453
TSJA	39,996,351	11,717,427	(7,577,899)	4,139,528
TSOC	16,043,727	2,113,687	(1,444,085)	669,602
DBJA	12,367,765	4,424,863	(3,440,923)	983,940
DBOC	21,005,346	2,854,362	(2,282,820)	571,542
XDAP	7,101,577	1,581,876	(874,504)	707,372
XDJL	3,212,822	365,118	(172,343)	192,775
XDOC	1,812,710	183,655	(99,386)	84,269
XTAP	7,935,340	1,887,571	(1,360,747)	526,824
XTJL	9,107,390	1,138,402	(752,130)	386,272
XTOC	2,423,906	179,723	(122,181)	57,542
XBAP	19,021,486	4,472,090	(3,841,703)	630,387
XBJL	10,296,568	1,207,965	(900,789)	307,176
XBOC	4,248,508	415,373	(327,451)	87,922
QTAP	19,107,430	2,805,860	(3,447,861)	(642,001)
QTJL	7,821,738	1,071,941	(638,895)	433,046
QTOC	2,452,197	392,922	(273,531)	119,391
TBJL	4,902,353	45,936	(53,368)	(7,432)
TFJL	9,353,886	254,022	(111,668)	142,354
BALT	28,912,799	1,737,121	(1,589,525)	147,596
XDSQ	12,860,087	1,475,708	(905,882)	569,826
XDQQ	14,884,034	1,865,864	(1,054,901)	810,963

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2021, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Undistributed Net Ordinary Income	Unrealized Appreciation / (Depreciation) on Investments	Total Distributable Earnings /(Accumulated Deficit)
IJAN	$-	$-	$-	$3,472,573	$3,472,573
IAPR	(251,751)	-	-	668,567	416,816
IJUL	(163,223)	-	-	908,947	745,724
IOCT	(4,901)	-	-	169,045	164,144
EJAN	(792,659)	-	-	(119,357)	(912,016)
EAPR	(437,211)	-	-	(284,255)	(721,466)
EJUL	(2,017,813)	-	-	(955,291)	(2,973,104)
EOCT	(2,576)	-	-	35,021	32,445
NJAN	-	-	-	10,266,983	10,266,983
NAPR	(238,069)	-	-	2,980,185	2,742,116
NJUL	-	-	-	1,831,201	1,831,201
NOCT	-	-	-	2,050,984	2,050,984
KJAN	-	-	-	11,293,338	11,293,338
KAPR	(135,054)	-	-	3,173,923	3,038,869
KJUL	-	-	-	980,199	980,199
KOCT	-	-	-	925,958	925,958
DSJA	(31,076)	-	-	743,906	712,830
DSOC	(5,595,392)	-	-	425,453	(5,169,939)
TSJA	(205,245)	-	-	4,139,528	3,934,283
TSOC	(8,127,919)	-	-	669,602	(7,458,317)
DBJA	(267,707)	-	-	983,940	716,233
DBOC	(14,819,066)	-	-	571,542	(14,247,524)
XDAP	(32,349)	-	-	707,372	675,023
XDJL	(8,145)	-	-	192,775	184,630
XDOC	(1,098)	-	-	84,269	83,171
XTAP	(25,914)	-	-	526,824	500,910
XTJL	(18,095)	-	-	386,272	368,177
XTOC	(793)	-	-	57,542	56,749
XBAP	(89,083)	-	-	630,387	541,304
XBJL	(25,133)	-	-	307,176	282,043
XBOC	(1,939)	-	-	87,922	85,983
QTAP	(84,706)	-	-	(642,001)	(726,707)
QTJL	(15,166)	-	-	433,046	417,880
QTOC	(1,155)	-	-	119,391	118,236
TBJL	(276,567)	-	-	(7,432)	(283,999)
TFJL	(1,068,357)	-	-	142,354	(926,003)
BALT	(223,088)	-	-	147,596	(75,492)
XDSQ	(626,194)	-	-	569,826	(56,368)
XDQQ	(309,135)	-	-	810,963	501,828

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. At October 31, 2021, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
IJAN	$-
IAPR	107,854
IJUL	163,223
IOCT	4,901
EJAN	792,659
EAPR	135,817
EJUL	197,448
EOCT	2,576
NJAN	-
NAPR	238,069
NJUL	-
NOCT	-
KJAN	-
KAPR	135,054
KJUL	-
KOCT	-
DSJA	31,076
DSOC	126,840
TSJA	205,245
TSOC	134,734
DBJA	85,113
DBOC	246,244
XDAP	32,349
XDJL	8,145
XDOC	1,098
XTAP	25,914
XTJL	18,095
XTOC	793
XBAP	89,083
XBJL	25,133
XBOC	1,939
QTAP	84,706
QTJL	15,166
QTOC	1,155
TBJL	23,607
TFJL	90,592
BALT	24,714
XDSQ	49,539
XDQQ	57,511

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2021, for federal income tax purposes, the Funds has capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
IJAN	$-	$-
IAPR	143,897	-
IJUL	-	-
IOCT	-	-
EJAN	-	-
EAPR	301,394	-
EJUL	742,828	1,077,537
EOCT	-	-
NJAN	-	-
NAPR	-	-
NJUL	-	-
NOCT	-	-
KJAN	-	-
KAPR	-	-
KJUL	-	-
KOCT	-	-
DSJA	-	-
DSOC	5,468,552	-
TSJA	-	-
TSOC	7,993,185	-
DBJA	182,594	-
DBOC	14,572,822	-
XDAP	-	-
XDJL	-	-
XDOC	-	-
XTAP	-	-
XTJL	-	-
XTOC	-	-
XBAP	-	-
XBJL	-	-
XBOC	-	-
QTAP	-	-
QTJL	-	-
QTOC	-	-
TBJL	252,960	-
TFJL	977,765	-
BALT	198,374	-
XDSQ	576,655	-
XDQQ	251,624	-

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2021, EJAN, IJAN, and KJAN utilized $407,883, $546,112, and $874,164 of capital loss carryforwards available, respectively. EJUL, IJUL, and KOCT utilized $1,393,162, $2,954,982, and $255,985 of capital loss carryforwards, available, respectively during the current tax year ended October 31, 2021.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The tax character of the distributions paid by the Funds during the fiscal period ended October 31, 2020 were as follows:

Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
IJAN	$-	$-	$-
IJUL	424,324	232,892	657,216
EJAN	-	-	-
EJUL	174,583	127,619	302,202
NJAN	-	-	-
NAPR	-	-	-
NJUL	-	-	-
NOCT	217,656	93,861	311,517
KJAN	-	-	-
KAPR	-	-	-
KJUL	-	-	-
KOCT	163,716	77,172	240,888
TFJL	-	-	-
TBJL	-	-	-
DSOC	-	-	-
TSOC	-	-	-
DBOC	-	-	-

The Funds did not pay any distributions during the fiscal year or period ended October 31, 2021.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

7.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2021, FASB issued Accounting Standards Update 2021-06, which includes updates to Financial Services— Investment Companies (Topic 946): Amendments to SEC Paragraphs Pursuant to SEC Final Rule Releases No. 33-10786, Amendments to Financial Disclosures about Acquired and Disposed Businesses (“ASU 2021-06”). Among other revisions, the ASU 2021-06 added to the Accounting Standard Codification the text of SEC Regulation S-X Rule 6-11, Financial Statements of Funds Acquired or to Be Acquired, which governs the financial reporting for fund acquisitions by investment companies and business development companies. The amendments are effective as of the beginning of the registrant’s fiscal year beginning after December 31, 2020 (the “mandatory compliance date”). Acquisitions and dispositions that are probable or consummated after the mandatory compliance date must be evaluated for significance using the final amendments. Management has evaluated ASU 2021-06 and has adopted the relevant provisions of the disclosure framework.

8.	COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

9.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001-present), Chief Executive Officer (2019-present), President (2001-2019), Timothy Financial Counsel, Inc.	87	Tortazo, LLC (2018-present)
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015-present).	87	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019-present); Executive Vice President, Consumer Banking (2016-2019), Chief Risk Officer (2013-2016), MB Financial Bank.	87	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003-2019).

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017-present).	87	None
Officers
John W. Southard 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	87	Independent Trustee, ETF Managers Group, LLC (2012-2018)
Kevin Gustafson 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019 - present); General Counsel, Innovator Capital Management LLC (2019 - present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012 - 2019).	87	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator U.S. Equity Accelerated ETF – January

Innovator U.S. Equity Accelerated Plus ETF – January

Innovator U.S. Equity Accelerated 9 Buffer ETF – January

At a quarterly Board meeting held on December 16, 2020, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator U.S. Equity Accelerated ETF - January, Innovator U.S. Equity Accelerated Plus ETF – January, and Innovator U.S. Equity Accelerated 9 Buffer ETF – January (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub- Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on each Fund’s assets under management.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator Growth Accelerated Plus ETF - January

At a quarterly Board meeting held on March 18, 2021, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Growth Accelerated Plus ETF - January (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to peer groups of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Fund as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub- Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.

The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on the Fund’s assets under management.

The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising of the Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the agreements, the Board determined that the proposed unitary fee for the Fund, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the proposed unitary fee for the Fund was structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Fund has not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2.	PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

5.	ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

6.	TAX NOTICE

For the fiscal year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2021, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2021, the percentage of ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 0.00%.

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

320 South Canal Street, 27th Floor

Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

INNOVATOR

Semi-Annual Report

INNOVATOR IBD® ETFS (FFTY & BOUT)
INNOVATOR LOUP FRONTIER TECH ETF (LOUP)
INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF (EPRF)
INNOVATOR LADDERED ALLOCATION ETFS (BUFF & BUFB)
INNOVATOR STEP-UP STRATEGY ETFS (BSTP & PSTP)

April 30, 2022
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	8
Expense Example	24
Schedules of Investments	26
Statements of Assets and Liabilities	48
Statements of Operations	51
Statements of Changes in Net Assets	54
Financial Highlights	60
Notes to Financial Statements	66
Trustees and Officers	84
Board Considerations Regarding Approval of Investment Management Agreement	86
Additional Information	92

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

Thank you for your interest in Innovator ETFs.

During the six months ended April 30, 2022, the different methodologies of the Innovator IBD 50 (FFTY) and IBD Breakout Opportunity (BOUT) ETFs resulted in meaningfully different results, despite both falling into the mid-cap growth category. As with most of the equity market, mid cap stocks were down during the period and FFTY and BOUT were no exception. FFTY’s overweight to technology and underweight of energy were drivers of its underperformance of the Morningstar US Mid Cap Broad Growth Index. Meanwhile, BOUT benefited from its overweight to the energy and materials sectors, helping it to outperform the Index.

The Innovator Loup Frontier Tech ETF (LOUP) remained consistent in its effort to invest in companies that influence the future of technology. After many months of increases, the prices of technology stocks began to come under pressure as interest rates began to rise at the end of 2021. During the period from October 31, 2021 through April 30, 2022, the yield on the 10-year Treasury bond nearly doubled, climbing from 1.56% to 2.94%1 and putting upward pressure on the financing costs of characteristically debt-reliant technology companies. The frontier of new technology inherently involves uncertainty and volatility, but it’s also often the place where the most innovative opportunities are uncovered.

The Innovator S&P Investment Grade Preferred ETF (EPRF) remains the only preferred ETF designed to hold solely investment grade preferred stock. Its monthly distribution, qualified dividend income (QDI2) profile, weighting methodology, and pursuit of exclusively investment-grade exposure all help to distinguish it from other income-focused ETFs. During the six months ended April 30, 2022, as rising interest rates put downward pressure on the prices of preferred stock, EPRF continued to make monthly distributions, notching its 69th consecutive monthly dividend in April 2022.

The Innovator Laddered Allocation Buffer ETF (BUFB) and Laddered Allocation Power Buffer ETF (BUFF) are part of Innovator’s suite of Managed Outcome ETFs™. They are designed to offer a tax-efficient3, laddered approach to owning the market with buffers and market upside, to a cap. Each fund holds a laddered portfolio of Buffer ETFs™ such that every calendar month, one Buffer ETF is concluding its one-year outcome period and resetting into another one-year outcome period. This process allows investors to participate in a diverse set of buffered outcomes, smoothing out their overall investment experience.

3

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

The Innovator Buffer Step-Up Strategy ETF and Power Buffer Step-Up Strategy ETF are also part of Innovator’s suite of Managed Outcome ETFs. These managed buffer ETFs provide investors an alternative to managing and evaluating a series of buffer ETFs on their own. As single-ticker strategies, these ETFs are opportunistic, seeking to provide the upside of the SPDR S&P 500 ETF Trust (SPY) while mitigating downside losses with built-in buffers, through the active use of FLEX Options. These funds launched on March 8, 2022 and we are excited to be able to provide investors additional ways to access the features and benefits of defined outcome investing.

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of April 30, 2022 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

4

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

Investing involves risks. Principal loss is possible.

1. Source: Bloomberg LP, from 10/31/21 to 4/30/22

2. QDI, or qualified dividend income, is taxed at the same rate as are capital gains, while ordinary dividend income is taxed at standard federal income tax rates.

3. ETFs use creation units, which allow for the purchase and sale of assets in the fund collectively. Consequently, ETFs usually generate fewer capital gain distributions overall, which can make them somewhat more tax-efficient than mutual funds.

EPRF Risks

The fund invests in preferred securities which may be subject to many of the risks associated with debt securities, including interest rate risk. The fund invests in equity securities which may be subject to volatile price fluctuations. Because the fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price.

BOUT and FFTY Risks

There is no guarantee the funds' strategies will be successful. Additionally, the Funds may invest in securities that have additional risks. Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations. This risk is greater for emerging markets. Small- and mid-cap companies can have limited liquidity and greater volatility than large-cap companies.

LOUP Risks

The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and are subject intense competition. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

BUFB and BUFF Risks

The funds may have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see “Investor Suitability” in the prospectus.

5

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

The Laddered Allocation Buffer ETF™ (BUFB), in accordance with the MerQube US Large Cap Equity Buffer Laddered Index, will be continuously invested in a laddered portfolio of the twelve Underlying ETFs.

The Laddered Allocation Power Buffer ETF™ (BUFF), in accordance with the Refinitiv Laddered Power Buffer Strategy Index, will be continuously invested in a laddered portfolio of the twelve Underlying ETFs.

There is no guarantee that the defined outcome strategy of an Underlying ETF in any given Outcome Period will be achieved.

The funds only seek to provide their investment objective, which is not guaranteed, over the course of an entire outcome period. Investors who purchase shares after or sell shares before the end of an outcome period will experience very different outcomes than the funds seek to provide.

The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see Investor Suitability" in the prospectus.

The Funds are designed to provide point-to-point exposure to the price return of a reference asset via a basket of Flex Options. As a result, the ETFs are not expected to move directly in line with the reference asset during the interim period. Additionally, FLEX Options may be less liquid than standard options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

Fund shareholders are subject to an upside return cap (Cap) that represents the maximum percentage return an investor can achieve from an investment in the funds' for the Outcome Period, before fees and expenses. If the Outcome Period has begun and the Fund has increased in value to a level near to the Cap, an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. Additionally, the Cap may rise or fall from one Outcome Period to the next. The Cap, and the Fund's position relative to it, should be considered before investing in the Fund. The Funds' website, www.innovatoretfs.com, provides important Fund information as well information relating to the potential outcomes of an investment in a Fund on a daily basis.

6

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

Buffer ETFs: The Funds only seek to provide shareholders that hold shares for the entire Outcome Period with their respective buffer level against reference asset losses during the Outcome Period. You will bear all reference asset losses exceeding the buffer. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined buffer, an investor purchasing shares at that price may not benefit from the buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund's value has decreased to its value at the commencement of the Outcome Period.

This material must be preceded by or accompanied with a prospectus. The Funds' investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

7

INNOVATOR IBD® 50 ETF

Fund Performance

April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 ETF from its inception (April 8, 2015) to April 30, 2022 as compared with the S&P 500® Index.

	Average Annual Total Returns As of April 30, 2022
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator IBD® 50 ETF
NAV Return	-30.20%	-2.03%	4.37%	3.83%
Market Return	-30.24%	-2.04%	4.33%	3.82%
S&P 500® Index	0.21%	13.85%	13.66%	12.30%
IBD® 50 Index (b)	-29.68%	-1.41%	N/A	-0.52%	(c)

(a)	Inception date is April 8, 2015.
(b)	The Fund began tracking the IBD® 50 Index on November 20, 2017.
(c)	Since Inception return is from the date the Fund began tracking the IBD® 50 Index, November 20, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.93% and 0.80%, respectively. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

8

INNOVATOR IBD® 50 ETF

Fund Performance

April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund, S&P 500® Index and IBD® 50 Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® 50 Index is a weekly, rule–based, computer–generated stock index compiled and published by Investor’s Business Daily® that seeks to identify the current top 50 growth stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/FFTY.

9

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® Breakout Opportunities ETF from its inception (September 12, 2018) to April 30, 2022 as compared with the S&P 500® Index and IBD® Breakout Stocks Index.

	Average Annual Total Returns As of April 30, 2022
	1 Year	3 Years	Since Inception (a)
Innovator IBD® Breakout Opportunities ETF
NAV Return	1.11%	18.92%	9.65%
Market Return	1.05%	18.98%	9.63%
S&P 500® Index	0.21%	13.85%	12.29%
IBD® Breakout Stocks Index	2.36%	20.50%	11.09%

(a)	Inception date is September 12, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

10

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index and IBD® Breakout Stocks Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® Breakout Stocks Index is a rule–based index compiled and published by Investor’s Business Daily® that seeks to provide opportunistic investment exposure to those stocks with the potential to “break out” or experience a period of sustained price growth beyond the stock’s recent “resistance level,” with consideration for various market conditions.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOUT.

11

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Loup Frontier Tech ETF from its inception (July 24, 2018) to April 30, 2022 as compared with the Dow Jones Global Index and Loup Frontier Tech Index.

	Average Annual Total Returns As of April 30, 2022
	1 Year	3 Years	Since Inception (a)
Innovator Loup Frontier Tech ETF
NAV Return	-30.02%	13.48%	11.37%
Market Return	-30.50%	13.39%	11.21%
Dow Jones Global Index	-6.14%	9.28%	7.98%
Loup Frontier Tech Index	-29.63%	14.34%	12.07%

(a)	Inception date is July 24, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.70%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

12

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Dow Jones Global Index and Loup Frontier Tech Index include the reinvestment of all dividends, if any.

The Dow Jones Global Index is an unmanaged, capitalization–weighted index generally representative of the global market.

The Loup Frontier Tech Index is a rules–based stock index that seeks to identify and track those companies identified as being on the frontier of the development of new technologies that have the potential to have an outsized influence on the future.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LOUP.

13

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Fund Performance

April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P Investment Grade Preferred ETF from its inception (May 23, 2016) to April 30, 2022 as compared with the S&P U.S. High Quality Preferred Stock Index and the S&P U.S. Preferred Stock Index.

	Average Annual Total Returns As of April 30, 2022
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator S&P Investment Grade Preferred ETF
NAV Return	-13.20%	0.03%	1.50%	1.41%
Market Return	-13.45%	-0.04%	1.38%	1.31%
S&P U.S. High Quality Preferred Stock Index	-12.90%	0.40%	1.95%	1.91%
S&P U.S. Preferred Stock Index	-9.75%	2.36%	2.80%	3.22%

(a)	Inception date is May 23, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.47%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

14

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Fund Performance

April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P U.S. High Quality Preferred Stock Index and S&P U.S. Preferred Stock Index include the reinvestment of all dividends, if any.

The S&P U.S. High Quality Preferred Stock Index is designed to provide exposure to U.S. - listed preferred stocks that meet a minimum size, liquidity, type of issuance, and quality criteria.

The S&P U.S. Preferred Stock Index generally represents the U.S. preferred stock market.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/EPRF.

15

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Fund Performance

April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Laddered Allocation Power Buffer ETF from its inception (October 19, 2016) to April 30, 2022 as compared with the S&P 500® Index.

	Average Annual Total Returns As of April 30, 2022
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator Laddered Allocation Power Buffer ETF
NAV Return	-0.70%	1.07%	4.12%	6.98%
Market Return	-0.73%	1.15%	4.15%	7.01%
S&P 500® Index	0.21%	13.85%	13.66%	14.67%
Refinitiv Laddered Power Buffer Strategy Index (b)	-0.58%	N/A	N/A	4.80%	(c)

(a)	Inception date is October 19, 2016.
(b)	The Fund began tracking the Refinitiv Laddered Power Buffer Strategy Index on August 11, 2020.
(c)	Since Inception return is cumulative and from the date the Fund began tracking the Refinitiv Laddered Power Buffer Strategy Index, August 11, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.99% and 0.89%, respectively. This expense ratio includes acquired fund fees and expenses of 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

16

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Fund Performance

April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Refinitiv Laddered Power Buffer Strategy Index and S&P 500® Index include the reinvestment of all dividends, if any.

The Refinitiv Laddered Power Buffer Strategy Index is equally weighted in the shares of the twelve Innovator U.S. Equity Power Buffer ETFs which each respectively seek to provide a defined outcome based upon the performance of the S&P 500® Index - Price Return over the course of an approximately one-year time period that begins on the first trading day of the month indicated in the respective ETF's name. Each Innovator U.S. Equity Power Buffer ETF seeks to provide an upside return that is capped for an applicable outcome period and a measure of downside protection from losses for such outcome period. The Index seeks to provide "laddered" investing in the twelve Innovator U.S. Equity Power Buffer ETFs. Laddered investing refers to investments in several similar securities that have different reset dates, with the goal of mitigating timing risks associated with investing in a single investment.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/BUFF.

17

INNOVATOR LADDERED ALLOCATION BUFFER ETF

Fund Performance

April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Laddered Allocation Buffer ETF from its inception (February 8, 2022) to April 30, 2022 as compared with the S&P 500® Index.

Total Returns As of April 30, 2022
Since Inception (a)
Innovator Laddered Allocation Buffer ETF
NAV Return	-5.74%
Market Return	-5.54%
S&P 500® Index	-8.31%
MerQube U.S. Large Cap Equity Buffer Laddered Index	-5.72%

(a)	Inception date is February 8, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.99% and 0.89%, respectively. This expense ratio includes acquired fund fees and expenses of 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

18

INNOVATOR LADDERED ALLOCATION BUFFER ETF

Fund Performance

April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, MerQube U.S. Large Cap Equity Buffer Laddered Index and S&P 500® Index include the reinvestment of all dividends, if any.

The MerQube U.S. Large Cap Equity Buffer Laddered Index is equally weighted in the shares of the twelve Innovator U.S. Equity Buffer ETFs which each respectively seek to provide a defined outcome based upon the performance of the S&P 500® Index - Price Return over the course of an approximately one-year time period that begins on the first trading day of the month indicated in the respective ETF's name. Each Innovator U.S. Equity Buffer ETF seeks to provide an upside return that is capped for an applicable outcome period and a measure of downside protection from losses for such outcome period. The Index seeks to provide "laddered" investing in the twelve Innovator U.S. Equity Buffer ETFs. Laddered investing refers to investments in several similar securities that have different reset dates, with the goal of mitigating timing risks associated with investing in a single investment.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/BUFB.

19

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Buffer Step-Up Strategy ETF from its inception (March 7, 2022) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator Buffer Step-Up Strategy ETF
NAV Return	-1.53%
Market Return	-1.68%
S&P 500® Index - Price Return	-1.65%
S&P 500® Index - Total Return	-1.46%

(a) Inception date is March 7, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

20

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BSTP.

21

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Power Buffer Step-Up Strategy ETF from its inception (March 7, 2022) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2022
Since Inception (a)
Innovator Power Buffer Step-Up Strategy ETF
NAV Return	-1.31%
Market Return	-1.46%
S&P 500® Index - Price Return	-1.65%
S&P 500® Index - Total Return	-1.46%

(a) Inception date is March 7, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

22

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PSTP.

23

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire respective period to April 30, 2022 for each Fund.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares.  Therefore, the second line under the Fund in the table is useful in comparing the ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

24

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2022 (Unaudited) (Continued)

			Expenses Paid		Annualized Expense
	Beginning Account	Ending Account	During the		Ratio for the
	Value	Value	Period		Period
Innovator IBD 50® ETF (NAV)					0.80%
Actual	$1,000.00	$646.30	$3.27	(a)
Hypothetical	1,000.00	1,020.83	4.01	(a)
Innovator IBD® Breakout Opportunities ETF (NAV)					0.80%
Actual	1,000.00	954.20	3.88	(a)
Hypothetical	1,000.00	1,020.83	4.01	(a)
Innovator Loup Frontier Tech ETF (NAV)					0.70%
Actual	1,000.00	669.50	2.90	(a)
Hypothetical	1,000.00	1,021.32	3.51	(a)
Innovator S&P Investment Grade Preferred ETF (NAV)					0.47%
Actual	1,000.00	846.70	2.15	(a)
Hypothetical	1,000.00	1,022.46	2.36	(a)
Innovator Laddered Allocation Power Buffer ETF (NAV)					0.10%
Actual	1,000.00	961.00	0.49	(a)
Hypothetical	1,000.00	1,024.30	0.50	(a)
Innovator Laddered Allocation Buffer ETF (NAV)					0.10%
Actual	1,000.00	942.60	0.30	(b)
Hypothetical	1,000.00	1,024.30	0.50	(d)
Innovator Buffer Step-Up Strategy ETF (NAV)					0.89%
Actual	1,000.00	984.70	1.31	(c)
Hypothetical	1,000.00	1,020.38	4.46	(d)
Innovator Power Buffer Step-Up Strategy ETF (NAV)					0.89%
Actual	1,000.00	986.90	1.31	(c)
Hypothetical	1,000.00	1,020.38	4.46	(d)

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 81/365 (to reflect the period since the Fund’s inception).
(c)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the period since the Fund’s inception).
(d)	For comparative purposes only as the Fund was not in operation for the full six month period.

25

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.26%
Agriculture - 5.81%
Andersons, Inc.	85,986	$4,319,077
Bunge Ltd.	37,687	4,263,153
		8,582,230
Biotechnology - 9.59%
Exelixis, Inc. (a)	198,376	4,431,720
Regeneron Pharmaceuticals, Inc. (a)	6,656	4,387,036
Vertex Pharmaceuticals, Inc. (a)	19,571	5,347,189
		14,165,945
Chemicals - 6.03%
Dow, Inc.	44,313	2,946,815
FMC Corp.	33,856	4,487,274
Westlake Corp.	11,644	1,473,548
		8,907,637
Coal - 0.49%
Arch Resources, Inc.	4,367	726,582

Computers - 3.00%
Qualys, Inc. (a)	32,481	4,426,511

Diversified Financial Services - 4.10%
International Money Express, Inc. (a)	230,147	4,573,021
LPL Financial Holdings, Inc.	7,854	1,475,531
		6,048,552
Electric - 0.97%
OGE Energy Corp.	36,899	1,427,253

Electronics - 0.50%
Hubbell, Inc.	3,806	743,540

Food - 3.06%
Simply Good Foods Co. (a)	108,396	4,514,693

Gas - 1.01%
National Fuel Gas Co.	21,252	1,490,403

Healthcare - Services - 1.00%
UnitedHealth Group, Inc.	2,909	1,479,372

The accompanying notes are an integral part of these financial statements.
26

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

	Shares	Value
Insurance - 1.97%
Kinsale Capital Group, Inc. (b)	13,114	2,907,243

Internet - 1.44%
Perion Network Ltd. (a)	66,038	1,392,081
Zendesk, Inc. (a)	6,071	740,905
		2,132,986
Iron & Steel - 13.90%
Cleveland-Cliffs, Inc. (a)(b)	190,616	4,858,802
Nucor Corp.	32,898	5,091,952
Reliance Steel & Aluminum Co.	27,640	5,479,630
Steel Dynamics, Inc.	59,356	5,089,777
		20,520,161
Lodging - 0.50%
Marriott International, Inc. - Class A (a)	4,147	736,175

Metal Fabricate & Hardware - 0.51%
Ryerson Holding Corp.	20,299	747,206

Miscellaneous Manufacturing - 2.62%
Carlisle Cos., Inc.	12,238	3,174,048
LSB Industries, Inc. (a)	32,730	700,749
		3,874,797
Oil & Gas - 6.70%
Cenovus Energy, Inc.	246,877	4,562,287
Comstock Resources, Inc. (a)	313,391	5,337,049
		9,899,336
Packaging & Containers - 2.10%
Graphic Packaging Holding Co.	142,258	3,101,224

Pharmaceuticals - 9.49%
Amphastar Pharmaceuticals, Inc. (a)(b)	145,090	5,146,342
AstraZeneca PLC - ADR	11,288	749,523
Cigna Corp.	11,919	2,941,371
McKesson Corp.	9,403	2,911,263
Novo Nordisk AS - ADR	6,698	763,572
Pacira BioSciences, Inc. (a)(b)	20,084	1,497,664
		14,009,735

The accompanying notes are an integral part of these financial statements.
27

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

	Shares	Value
Pipelines - 6.47%
New Fortress Energy, Inc. (b)	130,893	5,076,031
Williams Cos., Inc.	130,632	4,479,371
		9,555,402
Retail - 7.18%
BJ's Wholesale Club Holdings, Inc. (a)	44,537	2,865,956
Murphy USA, Inc.	22,223	5,191,293
O'Reilly Automotive, Inc. (a)	4,190	2,541,445
		10,598,694
Semiconductors - 0.95%
Silicon Motion Technology Corp. - ADR	18,509	1,405,388

Transportation - 3.87%
Eagle Bulk Shipping, Inc.	11,706	728,581
FLEX LNG Ltd.	177,305	4,982,271
		5,710,852
TOTAL COMMON STOCKS (Cost $138,154,738)		137,711,917

REAL ESTATE INVESTMENT TRUSTS - 6.28%
Storage - 3.83%
Extra Space Storage, Inc.	7,326	1,391,940
Life Storage, Inc.	21,449	2,841,778
Public Storage	3,819	1,418,758
		5,652,476
Warehouse/Industrial - 2.45%
Rexford Industrial Realty, Inc.	37,170	2,900,747
Terreno Realty Corp.	9,840	715,860
		3,616,607
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,562,653)		9,269,083

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 31.82%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.45% (c)	46,996,751	46,996,751
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $46,996,751)		46,996,751

The accompanying notes are an integral part of these financial statements.
28

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

SHORT TERM INVESTMENTS - 0.74%
Money Market Deposit Account - 0.74%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 0.130% (d)	$1,098,688	1,098,688
TOTAL SHORT TERM INVESTMENTS (Cost $1,098,688)		1,098,688

Total Investments (Cost $195,812,830) - 132.10%		195,076,439
Liabilities in Excess of Other Assets - (32.10)%		(47,402,986)
TOTAL NET ASSETS - 100.00%		$147,673,453

Asset Type	% of Net Assets
Common Stocks	93.26%
Real Estate Investment Trusts	6.28
Investments Purchased with Proceeds From Securities Lending	31.82
Short Term Investments	0.74
Total Investments	132.10
Liabilities in Excess of Other Assets	(32.10)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2022. The total value of securities on loan is $17,140,654, or 11.61% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.
29

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.68%
Biotechnology - 6.05%
Exelixis, Inc. (a)	25,560	$571,010
Regeneron Pharmaceuticals, Inc. (a)(b)	480	316,373
Vertex Pharmaceuticals, Inc. (a)(b)	610	166,664
		1,054,047
Chemicals - 7.55%
Chemours Co.	16,990	561,859
Mosaic Co. (b)	1,230	76,777
Olin Corp.	10,450	599,830
Sociedad Quimica y Minera de Chile SA - ADR	1,050	77,490
		1,315,956
Commercial Services - 6.77%
Cintas Corp.	800	317,808
Resources Connection, Inc.	9,350	160,727
Service Corp. International	8,320	545,875
TriNet Group, Inc. (a)	1,750	155,225
		1,179,635
Diversified Financial Services - 0.47%
International Money Express, Inc. (a)	4,150	82,461

Food - 8.18%
Ingles Markets, Inc. - Class A	850	79,152
Kroger Co. (b)	5,740	309,730
Sysco Corp.	5,530	472,705
Tyson Foods, Inc. - Class A	6,050	563,618
		1,425,205
Healthcare - Products - 2.94%
Edwards Lifesciences Corp. (a)	4,840	511,975

Healthcare - Services - 1.89%
Humana, Inc.	740	328,974

Insurance - 3.63%
Arch Capital Group Ltd. (a)	10,400	474,968
Jackson Financial, Inc. - Class A	3,700	156,547
		631,515
Machinery - Diversified - 3.12%
AGCO Corp.	4,260	542,724

The accompanying notes are an integral part of these financial statements.
30

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

	Shares	Value
Media - 0.90%
World Wrestling Entertainment, Inc. - Class A (b)	2,680	156,485

Mining - 0.44%
Franco-Nevada Corp.	510	77,092

Oil & Gas - 10.19%
APA Corp.	14,070	575,885
Ecopetrol SA - ADR (b)	4,830	78,391
EQT Corp. (b)	2,050	81,488
Occidental Petroleum Corp.	5,780	318,420
Ovintiv, Inc.	3,250	166,367
PDC Energy, Inc. (b)	7,950	554,433
		1,774,984
Packaging & Containers - 0.93%
Packaging Corp. of America	1,010	162,782

Pharmaceuticals - 11.25%
Alkermes PLC (a)(b)	11,610	334,948
AmerisourceBergen Corp. (b)	3,100	468,999
Bristol-Myers Squibb Co. (b)	2,170	163,336
Cigna Corp.	1,930	476,285
Merck & Co., Inc. (b)	5,820	516,176
		1,959,744
Pipelines - 0.46%
Williams Cos., Inc. (b)	2,330	79,896

Retail - 5.34%
Costco Wholesale Corp.	570	303,080
Genuine Parts Co.	2,450	318,623
Target Corp.	1,350	308,677
		930,380
Semiconductors - 0.92%
Silicon Motion Technology Corp. - ADR	2,120	160,972

Transportation - 0.44%
Genco Shipping & Trading Ltd.	3,470	76,444

The accompanying notes are an integral part of these financial statements.
31

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

	Shares	Value
Water - 3.21%
Aris Water Solution, Inc. - Class A	32,990	558,851
TOTAL COMMON STOCKS (Cost $12,915,244)		13,010,122

MASTER LIMITED PARTNERSHIPS - 2.67%
Pipelines - 2.67%
Magellan Midstream Partners L.P.	9,600	465,120
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $472,656)		465,120

REAL ESTATE INVESTMENT TRUSTS - 22.38%
Apartments - 5.23%
American Homes 4 Rent - Class A	11,560	457,892
Invitation Homes, Inc. (b)	11,400	453,948
		911,840
Diversified - 2.69%
Crown Castle International Corp.	2,530	468,581

Manufactured Homes - 4.91%
Equity LifeStyle Properties, Inc.	7,080	547,142
Sun Communities, Inc.	1,760	309,003
		856,145
Single Tenant - 1.76%
National Retail Properties, Inc.	7,000	306,880

Storage - 6.50%
CubeSmart	9,300	441,843
Extra Space Storage, Inc.	390	74,100
Iron Mountain, Inc. (b)	8,660	465,302
Life Storage, Inc.	1,140	151,039
		1,132,284
Warehouse/Industrial - 1.29%
EastGroup Properties, Inc. (b)	780	146,250
Rexford Industrial Realty, Inc.	1,010	78,820
		225,070
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,102,777)		3,900,800

The accompanying notes are an integral part of these financial statements.
32

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.37%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.45% (c)	3,548,495	3,548,495
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,548,495)		3,548,495

SHORT TERM INVESTMENTS - 0.21%
Money Market Deposit Account - 0.21%	Principal Amount
U.S. Bank Money Market Deposit Account, 0.130% (d)	$36,275	36,275
TOTAL SHORT TERM INVESTMENTS (Cost $36,275)		36,275

Total Investments (Cost $21,075,447) - 120.31%		20,960,812
Liabilities in Excess of Other Assets - (20.31)%		(3,538,804)
TOTAL NET ASSETS - 100.00%		$17,422,008

Asset Type	% of Net Assets
Common Stocks	74.68%
Master Limited Partnerships	2.67
Real Estate Investment Trusts	22.38
Investments Purchased with Proceeds From Securities Lending	20.37
Short Term Investments	0.21
Total Investments	120.31
Liabilities in Excess of Other Assets	(20.31)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2022. The total value of securities on loan is $3,366,900, or 19.33% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.
33

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.83%
Aerospace & Defense - 5.84%
AeroVironment, Inc. (a)(b)	16,629	$1,335,641
Northrop Grumman Corp.	3,697	1,624,462
		2,960,103
Auto Parts & Equipment - 3.33%
Magna International, Inc.	27,979	1,686,294

Banks - 3.08%
Signature Bank	6,433	1,558,394

Commercial Services - 10.32%
Affirm Holdings, Inc. (a)(b)	76,029	2,182,032
Block, Inc. (a)(b)	13,912	1,384,800
GXO Logistics, Inc. (a)	27,993	1,656,906
		5,223,738
Diversified Financial Services - 7.89%
Coinbase Global, Inc. - Class A (a)(b)	10,651	1,200,474
Galaxy Digital Holdings Ltd. (a)	121,215	1,325,708
Nasdaq, Inc.	9,346	1,470,780
		3,996,962
Electrical Components & Equipment - 3.27%
Novanta, Inc. (a)	12,865	1,655,726

Electronics - 6.31%
II-VI, Inc. (a)(b)	26,285	1,608,905
Trimble, Inc. (a)	23,773	1,585,659
		3,194,564
Internet - 7.31%
Overstock.com, Inc. (a)(b)	42,381	1,422,306
Snap, Inc. - Class A (a)(b)	80,100	2,279,646
		3,701,952
Miscellaneous Manufacturing - 4.95%
Axon Enterprise, Inc. (a)	22,353	2,508,007

The accompanying notes are an integral part of these financial statements.
34

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

	Shares	Value
Semiconductors - 35.75%
Advanced Micro Devices, Inc. (a)	28,289	2,419,275
Ambarella, Inc. (a)	18,903	1,551,558
ams-OSRAM AG (a)	133,519	1,666,328
Applied Materials, Inc.	14,290	1,576,901
ASML Holding NV	2,769	1,600,798
Micron Technology, Inc.	23,763	1,620,399
Samsung Electronics Co. Ltd.	31,079	1,667,774
SK Hynix, Inc.	18,813	1,685,082
Skyworks Solutions, Inc.	23,366	2,647,368
Teradyne, Inc.	15,776	1,663,737
		18,099,220
Software - 8.86%
Pegasystems, Inc.	23,235	1,779,569
Take-Two Interactive Software, Inc. (a)(b)	12,131	1,449,776
Unity Software, Inc. (a)(b)	18,903	1,255,348
		4,484,693
Toys/Games/Hobbies - 2.92%
Nintendo Co. Ltd.	3,200	1,477,265
TOTAL COMMON STOCKS (Cost $64,183,546)		50,546,918

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 27.28%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.45% (c)	13,811,175	13,811,175
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,811,175)		13,811,175

SHORT TERM INVESTMENTS - 0.11%
Money Market Deposit Account - 0.11%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 0.130% (d)	$56,545	56,545
TOTAL SHORT TERM INVESTMENTS (Cost $56,545)		56,545

Total Investments (Cost $78,051,266) - 127.22%		64,414,638
Liabilities in Excess of Other Assets - (27.22)%		(13,783,589)
TOTAL NET ASSETS - 100.00%		$50,631,049

The accompanying notes are an integral part of these financial statements.
35

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

Country	% of Net Assets
Austria	3.29%
Canada	3.33
Japan	2.92
Netherlands	3.16
South Korea	6.62
United States	80.51
Total Country	99.83
Investments Purchased with Proceeds From Securities Lending	27.28
Short Term Investments	0.11
Total Investments	127.22
Liabilities in Excess of Other Assets	(27.22)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2022. The total value of securities on loan is $13,043,384, or 25.76% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.
36

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 99.70% (a)
Banks - 41.17%
Bank of America Corp., Series 02, 3.000% to 05/31/2022 then 3-Month Libor + 0.650% (b)	32,074	$615,179
Bank of America Corp., Series 5, 4.000% to 05/21/2022 then 3-Month Libor + 0.500% (b)	28,724	602,342
Bank of America Corp., Series E, 4.000% to 05/16/2022 then 3-Month Libor + 0.350% (b)	27,882	605,876
Bank of America Corp., Series GG, 6.000%	24,025	601,106
Bank of America Corp., Series HH, 5.875%	24,386	596,969
Bank of America Corp., Series KK, 5.375%	24,769	556,807
Bank of America Corp., Series LL, 5.000%	25,719	543,700
Bank of America Corp., Series NN, 4.375%	28,829	529,877
Bank of America Corp., Series PP, 4.125%	29,308	525,492
Bank of America Corp., Series QQ, 4.250%	28,949	516,161
Bank of Hawaii Corp., Series A, 4.375%	271,914	5,405,650
Cullen/Frost Bankers, Inc., Series B, 4.450%	283,385	5,681,869
First Citizens BancShares, Inc./NC, Series A, 5.375%	244,421	5,734,117
First Republic Bank/CA, Series J, 4.700%	55,764	1,076,245
First Republic Bank/CA, Series K, 4.125%	60,227	1,058,790
First Republic Bank/CA, Series L, 4.250%	59,996	1,071,529
First Republic Bank/CA, Series M, 4.000%	62,007	1,085,122
First Republic Bank/CA, Series N, 4.500%	56,446	1,060,620
JPMorgan Chase & Co., Series DD, 5.750%	40,565	995,871
JPMorgan Chase & Co., Series EE, 6.000% (b)	39,688	994,184
JPMorgan Chase & Co., Series GG, 4.750%	45,071	913,139
JPMorgan Chase & Co., Series JJ, 4.550%	47,408	900,278
JPMorgan Chase & Co., Series LL, 4.625%	46,973	910,337
JPMorgan Chase & Co., Series MM, 4.200% (b)	49,237	891,682
Northern Trust Corp., Series E, 4.700%	253,091	5,745,166
State Street Corp., Series D, 5.900% to 03/15/2024 then 3-Month Libor + 3.108%	120,734	3,042,497
State Street Corp., Series G, 5.350% to 03/15/2026 then 3-Month Libor + 3.709% (b)	117,197	2,989,696
The PNC Financial Services Group, Inc., Series P, 6.125% to 05/01/2022 then 3-Month Libor + 4.067%	244,438	6,137,838

The accompanying notes are an integral part of these financial statements.
37

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

	Shares	Value
Truist Financial Corp., Series O, 5.250% (b)	123,673	2,850,663
Truist Financial Corp., Series R, 4.750%	136,160	2,765,410
US Bancorp., Series B, 3.500% to 07/15/2022 then 3-Month Libor + 0.600% (b)	76,773	1,577,685
US Bancorp., Series K, 5.500% (b)	60,172	1,452,552
US Bancorp., Series L, 3.750%	78,887	1,345,812
US Bancorp., Series M, 4.000% (b)	75,653	1,342,841
		62,723,102
Capital Markets - 7.51%
KKR & Co., Inc., Series C, 6.000%, 09/15/2023 (b)	82,625	5,416,895
Oaktree Capital Group LLC, Series A, 6.625%	119,939	3,066,840
Oaktree Capital Group LLC, Series B, 6.550%	118,611	2,959,344
		11,443,079
Diversified Financial Services - 5.16%
Apollo Asset Management, Inc., Series A, 6.375%	41,077	1,021,585
Apollo Asset Management, Inc., Series B, 6.375%	40,515	1,032,322
The Charles Schwab Corp., Series D, 5.950%	122,213	3,082,212
The Charles Schwab Corp., Series J, 4.450%	135,565	2,730,279
		7,866,398
Electric - 7.79%
Alabama Power Co. Series A, 5.000%	244,999	6,173,975
Brookfield Renewable Partners LP, Series 17, 5.250%	273,032	5,695,447
		11,869,422
Insurance - 23.49%
Arch Capital Group Ltd., Series F, 5.450%	128,277	2,905,474
Arch Capital Group Ltd., Series G, 4.550%	147,136	2,838,253
Athene Holding Ltd., Series A, 6.350% to 06/30/2029 then 3-Month USD Libor + 4.253%	39,150	996,368
Athene Holding Ltd., Series B, 5.625%	42,202	960,096
Athene Holding Ltd., Series C, 6.375% to 09/30/2025 then Five-Year Treasury Constant Maturity + 5.970% (b)	39,018	1,029,295
Athene Holding Ltd., Series D, 4.875%	47,870	954,528
Axis Capital Holdings Ltd., Series E, 5.500%	250,036	5,588,305
MetLife, Inc., Series A, 4.000% to 06/15/2022 then 3-Month Libor + 1.000%	87,994	2,043,221

The accompanying notes are an integral part of these financial statements.
38

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

	Shares	Value
MetLife, Inc., Series E, 5.625%	80,583	2,050,837
MetLife, Inc., Series F, 4.750%	87,099	1,962,340
RenaissanceRe Holdings Ltd., Series F, 5.750%	122,357	2,943,909
RenaissanceRe Holdings Ltd., Series G, 4.200%	147,348	2,767,196
The Allstate Corp., 5.100% to 01/15/2023 then 3-Month Libor + 3.165%, 01/15/2053	81,538	2,054,758
The Allstate Corp., Series H. 5.100%	83,613	1,867,078
The Allstate Corp., Series I, 4.750%	84,161	1,827,135
The Hartford Financial Services Group, Inc., Series G, 6.000%	115,953	3,000,864
		35,789,657
Real Estate Investment Trusts - 11.01%
Kimco Realty Corp., Series L, 5.125% (b)	123,821	3,041,044
Kimco Realty Corp., Series M, 5.250%	124,566	3,019,480
PS Business Parks, Inc., Series X, 5.250%	81,767	1,612,445
PS Business Parks, Inc., Series Y, 5.200%	82,648	1,637,257
PS Business Parks, Inc., Series Z, 4.875%	87,619	1,612,190
Public Storage, Series F, 5.150%	20,547	508,538
Public Storage, Series G, 5.050%	20,562	495,339
Public Storage, Series H, 5.600%	19,776	502,706
Public Storage, Series I, 4.875%	21,131	491,507
Public Storage, Series J, 4.700%	22,215	497,838
Public Storage, Series L, 4.625%	22,064	487,614
Public Storage, Series M, 4.125%	23,981	474,824
Public Storage, Series N, 3.875% (b)	25,692	478,385
Public Storage, Series O, 3.900%	25,955	478,091
Public Storage, Series P, 4.000%	25,119	475,000
Public Storage, Series Q, 3.950%	25,566	481,919
Public Storage, Series R, 4.000%	25,196	475,701
		16,769,878
Savings & Loans - 3.57%
Washington Federal, Inc., Series A, 4.875%	284,165	5,441,759
TOTAL PREFERRED STOCKS (Cost $179,627,625)		151,903,295

The accompanying notes are an integral part of these financial statements.
39

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.96%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.45% (c)	6,033,675	6,033,675
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,033,675)		6,033,675

SHORT TERM INVESTMENTS - 0.53%
Money Market Deposit Account - 0.53%	Principal Amount
U.S. Bank Money Market Deposit Account, 0.130% (d)	$809,734	809,734
TOTAL SHORT TERM INVESTMENTS (Cost $809,734)		809,734

Total Investments (Cost $186,471,034) - 104.19%		158,746,704
Liabilities in Excess of Other Assets - (4.19)%		(6,388,865)
TOTAL NET ASSETS - 100.00%		$152,357,839

Asset Type	% of Net Assets
Preferred Stocks	99.70%
Investments Purchased with Proceeds From Securities Lending	3.96
Short Term Investments	0.53
Total Investments	104.19
Liabilities in Excess of Other Assets	(4.19)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

USD - United States Dollar
Libor - London Interbank Offered Rate

(a)	Securities with no stated maturity date are perpetual in nature.
(b)	All or a portion of this security is on loan as of April 30, 2022. The total value of securities on loan is $5,816,728, or 3.82% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.
40

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.84% (a)
Innovator U.S. Equity Power Buffer ETF - January	275,221	$8,529,099
Innovator U.S. Equity Power Buffer ETF - February	304,301	8,520,428
Innovator U.S. Equity Power Buffer ETF - March	276,775	8,527,438
Innovator U.S. Equity Power Buffer ETF - April	301,903	8,504,607
Innovator U.S. Equity Power Buffer ETF - May (b)	293,263	8,428,379
Innovator U.S. Equity Power Buffer ETF - June	276,353	8,548,427
Innovator U.S. Equity Power Buffer ETF - July (b)	290,461	8,554,076
Innovator U.S. Equity Power Buffer ETF - August	295,984	8,571,697
Innovator U.S. Equity Power Buffer ETF - September (b)	298,024	8,550,309
Innovator U.S. Equity Power Buffer ETF - October (b)	295,021	8,546,788
Innovator U.S. Equity Power Buffer ETF - November	293,348	8,539,302
Innovator U.S. Equity Power Buffer ETF - December (b)	287,307	8,522,905
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $102,902,237)		102,343,455

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.70%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.45% (c)	720,700	720,700
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $720,700)		720,700

SHORT TERM INVESTMENTS - 0.17%
Money Market Deposit Account - 0.17%	Principal Amount
U.S. Bank Money Market Deposit Account, 0.130% (d)	$170,177	170,177
TOTAL SHORT TERM INVESTMENTS (Cost $170,177)		170,177

Total Investments (Cost $103,793,114) - 100.71%		103,234,332
Liabilities in Excess of Other Assets - (0.71)%		(725,600)
TOTAL NET ASSETS - 100.00%		$102,508,732

The accompanying notes are an integral part of these financial statements.
41

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Schedule of Investments

April 30, 2022 (Unaudited) (Continued)

Asset Type	% of Net Assets
Affiliated Exchange Traded Funds	99.84%
Investments Purchased with Proceeds From Securities Lending	0.70
Short Term Investments	0.17
Total Investments	100.71
Liabilities in Excess of Other Assets	(0.71)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2022. The total value of securities on loan is $689,434, or 0.67% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.
42

INNOVATOR LADDERED ALLOCATION BUFFER ETF

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.94% (a)
Innovator U.S. Equity Buffer ETF - January	27,436	$928,042
Innovator U.S. Equity Buffer ETF - February	30,628	926,613
Innovator U.S. Equity Buffer ETF - March	28,329	928,058
Innovator U.S. Equity Buffer ETF - April	29,279	928,437
Innovator U.S. Equity Buffer ETF - May	30,571	923,244
Innovator U.S. Equity Buffer ETF - June	28,899	927,658
Innovator U.S. Equity Buffer ETF - July	30,058	930,295
Innovator U.S. Equity Buffer ETF - August	30,343	929,406
Innovator U.S. Equity Buffer ETF - September	30,457	931,070
Innovator U.S. Equity Buffer ETF - October	29,070	927,784
Innovator U.S. Equity Buffer ETF - November	30,894	929,270
Innovator U.S. Equity Buffer ETF - December	29,013	927,256
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $11,740,515)		11,137,133

SHORT TERM INVESTMENTS - 0.07%
Money Market Deposit Account - 0.07%	Principal Amount
U.S. Bank Money Market Deposit Account, 0.130% (b)	$8,098	8,098
TOTAL SHORT TERM INVESTMENTS (Cost $8,098)		8,098

Total Investments (Cost $11,748,613) - 100.01%		11,145,231
Liabilities in Excess of Other Assets - (0.01)%		(762)
TOTAL NET ASSETS - 100.00%		$11,144,469

Asset Type	% of Net Assets
Affiliated Exchange Traded Funds	99.94%
Short Term Investments	0.07
Total Investments	100.01
Liabilities in Excess of Other Assets	(0.01)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.
43

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.07% (a)(b)
CALL OPTIONS - 98.08%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $4.14	260	$10,712,000	$10,454,600
			10,454,600
PUT OPTIONS - 8.99%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $412.02	260	10,712,000	958,360
			958,360
TOTAL PURCHASED OPTIONS (Cost $11,414,025)			11,412,960

SHORT TERM INVESTMENTS - 0.87%	Principal Amount
Money Market Deposit Account- 0.87%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$92,555		92,555
TOTAL SHORT TERM INVESTMENTS (Cost $92,555)			92,555

Total Investments (Cost $11,506,580) - 107.94%			11,505,515
Liabilities in Excess of Other Assets - (7.94)%			(846,676)
TOTAL NET ASSETS - 100.00%			$10,658,839

Asset Type	% of Net Assets
Purchased Options	107.07%
Short Term Investments	0.87
Total Investments	107.94
Liabilities in Excess of Other Assets	(7.94)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.
44

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	$494.40	260	$(10,712,000)	$(169,520)
					(169,520)
Put Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	374.93	260	(10,712,000)	(639,340)
					(639,340)
Total Options Written (Premiums Received $807,790)					$(808,860)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
45

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.66% (a)(b)
CALL OPTIONS - 97.61%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $4.10	246	$10,135,200	$9,888,954
			9,888,954
PUT OPTIONS - 9.05%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $411.99	246	10,135,200	916,842
			916,842
TOTAL PURCHASED OPTIONS (Cost $10,806,804)			10,805,796

SHORT TERM INVESTMENTS - 0.34%	Principal Amount
Money Market Deposit Account- 0.34%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$34,005		34,005
TOTAL SHORT TERM INVESTMENTS (Cost $34,005)			34,005

Total Investments (Cost $10,840,809) - 107.00%			10,839,801
Liabilities in Excess of Other Assets - (7.00)%			(708,967)
TOTAL NET ASSETS - 100.00%			$10,130,834

Asset Type	% of Net Assets
Purchased Options	106.66%
Short Term Investments	0.34
Total Investments	107.00
Liabilities in Excess of Other Assets	(7.00)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.
46

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	$471.49	246	$(10,135,200)	$(322,014)
					(322,014)
Put Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	350.19	246	(10,135,200)	(449,442)
					(449,442)
Total Options Written (Premiums Received $770,444)					$(771,456)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
47

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

		Innovator IBD® 50 ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
	Assets:
	Investments, at value (a)(b)	$195,076,439	$20,960,812	$64,414,638
	Dividends and interest receivable	13,861	20,642	66,247
	Receivable for investments sold	89,098,809	-	-
	Securities lending income receivable	10,359	484	1,436
	Prepaid expenses	99	-	-
	Total Assets	284,199,567	20,981,938	64,482,321

	Liabilities:
	Payable for fund shares redeemed	1,671,135	-	-
	Payable for collateral upon return of securities loaned	46,996,751	3,548,495	13,811,175
	Payable to Adviser	64,282	11,400	32,587
	Payable for investments purchased	87,623,976	-	-
	Payable to Trustees	4,588	-	-
	Payable to Custodian	4,002	-	-
	Accrued expenses and other liabilities	161,380	35	7,510
	Total Liabilities	136,526,114	3,559,930	13,851,272
	Net Assets	$147,673,453	$17,422,008	$50,631,049

	Net Assets Consist of:
	Capital stock	$420,939,103	$25,679,467	$80,456,827
	Total distributable earnings/(accumulateddeficit)	(273,265,650)	(8,257,459)	(29,825,778)
	Net Assets	$147,673,453	$17,422,008	$50,631,049

	Net Asset Value:
	Net assets	$147,673,453	$17,422,008	$50,631,049
	Shares of beneficial interest outstanding (unlimited shares without par authorized)	4,550,000	500,000	1,350,001
	Net asset value price per share	$32.46	$34.84	$37.50

(a)	Cost of investments	$195,812,830	$21,075,447	$78,051,266
(b)	Including securities on loan at a value of	17,140,654	3,366,900	13,043,384

The accompanying notes are an integral part of these financial statements.
48

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited) (Continued)

		Innovator S&P Investment Grade Preferred ETF		Innovator Laddered Allocation Power Buffer ETF		Innovator Laddered Allocation Buffer ETF
	Assets:
	Investments, at value (a)	$158,746,704	(b)	$890,877		$8,098
	Investments in affiliates, at value (c)	-		102,343,455	(b)	11,137,133
	Dividends and interest receivable	416,937		10		-
	Receivable for investments sold	5,012,405		-		-
	Securities lending income receivable	7,198		3,338		-
	Total Assets	164,183,244		103,237,680		11,145,231

	Liabilities:
	Payable for fund shares redeemed	5,025,570		-		-
	Payable to Adviser	64,160		8,248		762
	Distribution payable	702,000		-		-
	Payable for collateral upon return of securities loaned	6,033,675		720,700		-
	Total Liabilities	11,825,405		728,948		762
	Net Assets	$152,357,839		$102,508,732		$11,144,469

	Net Assets Consist of:
	Capital stock	$189,142,972		$141,281,804		$11,750,120
	Total distributable earnings/(accumulated deficit)	(36,785,133)		(38,773,072)		(605,651)
	Net Assets	$152,357,839		$102,508,732		$11,144,469

	Net Asset Value:
	Net assets	$152,357,839		$102,508,732		$11,144,469
	Shares of beneficial interest outstanding (unlimited shares without parauthorized)	7,600,000		3,000,000		475,000
	Net asset value price per share	$20.05		$34.17		$23.46

(a)	Cost of investments	$186,471,034		$890,877		$8,098
(b)	Including securities on loan at a value of	5,816,728		689,434		-
(c)	Cost of investments in affiliates	-		102,902,237		11,740,515

The accompanying notes are an integral part of these financial statements.
49

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2022 (Unaudited) (Continued)

	Innovator Buffer Step-Up Strategy ETF	Innovator Power Buffer Step-Up Strategy ETF
Assets:
Investments, at value (a)	$11,505,515	$10,839,801
Interest receivable	5	3
Receivable for investments sold	12,363,228	9,585,462
Receivable for fund shares sold	-	1,900,035
ETF variable fee receivable	-	950
Total Assets	23,868,748	22,326,251

Liabilities:
Payable to Adviser	5,612	5,521
Payable for investments purchased	12,395,437	11,418,440
Options written, at value (b)	808,860	771,456
Total Liabilities	13,209,909	12,195,417
Net Assets	$10,658,839	$10,130,834

Net Assets Consist of:
Capital stock	$10,865,165	$10,274,865
Total distributable earnings/(accumulated deficit)	(206,326)	(144,031)
Net Assets	$10,658,839	$10,130,834

Net Asset Value:
Net assets	$10,658,839	$10,130,834
Shares of beneficial interest outstanding (unlimted shares without par value authorized)	425,000	400,000
Net asset value price per share	$25.08	$25.33

(a) Cost of investments	$11,506,580	$10,840,809
(b) Premiums received	807,790	770,444

The accompanying notes are an integral part of these financial statements.
50

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited)

	Innovator IBD® 50 ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
Investment Income:
Dividends	$2,123,615	$99,570	$176,674
Less: Foreign witholding taxes and issuance fees	(343,530)	(987)	(21,039)
Interest	65	10	71
Securities lending income, net	297,609	1,928	6,642
Total Investment Income	2,077,759	100,521	162,348

Expenses:
Investment advisory fee	732,949	67,687	238,063
Professional fees	26,420	-	-
Administration fees	36,363	-	-
Fund accounting fees	813	-	-
Trustees fees and expenses	7,608	-	-
Printing and mailing expenses	14,293	-	-
Custody fees	8,471	-	-
Insurance expense	1,810	-	-
Registration fees	552	-	-
Other expenses	183,483	-	-
Total Expenses Before Expense Limitation	1,012,762	67,687	238,063
Net advisory recoupment/(waivers)(see Note 3)	(175,106)	-	-
Net Expenses	837,656	67,687	238,063
Net Investment Income/(Loss)	1,240,103	32,834	(75,715)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments and foreign currency transactions	(65,780,223)	(1,969,927)	(9,368,073)
Redemptions sold in-kind on investments	7,975,531	1,597,390	3,000,469
Net change in unrealized appreciation/(depreciation) on:
Investments and translation of foreign currency	(33,596,923)	(709,002)	(19,178,974)
Net Realized and Unrealized Gain/(Loss)	(91,401,615)	(1,081,539)	(25,546,578)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(90,161,512)	$(1,048,705)	$(25,622,293)

The accompanying notes are an integral part of these financial statements.
51

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited) (Continued)

	Innovator S&P Investment Grade Preferred ETF	Innovator Laddered Allocation Power Buffer ETF	Innovator Laddered Allocation Buffer ETF
Investment Income:
Dividends	$4,823,380	$-	$-
Interest	80	15	1
Securities lending income, net	86,314	25,665	-
Total Investment Income	4,909,774	25,680	1

Expenses:
Investment advisory fee	461,387	84,789	2,324
Total Expenses Before Expense Limitation	461,387	84,789	2,324
Net advisory recoupment/(waivers)(see Note 3)	-	(20,851)	(1,162)
Net Expenses	461,387	63,938	1,162
Net Investment Income/(Loss)	4,448,387	(38,258)	(1,161)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(3,750,667)	-	-
Redemptions sold in-kind on investments	(1,242,796)	-	-
Redemptions sold in-kind on affiliates	-	505,266	-
Investments in affiliates	-	(3,866)	(1,108)
Net change in unrealized appreciation/(depreciation) on:
Investments	(30,781,638)	-	-
Investments in affiliates	-	(4,483,763)	(603,382)
Net Realized and Unrealized Gain/(Loss)	(35,775,101)	(3,982,363)	(604,490)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(31,326,714)	$(4,020,621)	$(605,651)

The accompanying notes are an integral part of these financial statements.
52

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2022 (Unaudited) (Continued)

	Innovator Buffer Step-Up Strategy ETF	(a)	Innovator Power Buffer Step-Up Strategy ETF
Investment Income:
Interest	$6		$4
Total Investment Income	6		4

Expenses:
Investment advisory fee	$7,432		7,339
Total Expenses	7,432		7,339
Net Investment Income/(Loss)	(7,426)		(7,335)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(365,713)		(357,943)
Redemptions sold in-kind on investments	226,630		217,583
Redemptions sold in-kind on options written	58,587		105,652
Options written	(116,269)		(99,968)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,065)		(1,008)
Options written	(1,070)		(1,012)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(198,900)		(136,696)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(206,326)		$(144,031)

(a) Since Commencement of Operations on March 7, 2022.

The accompanying notes are an integral part of these financial statements.
53

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator IBD® 50 ETF
	Period Ended	Year Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
Operations:
Net investment income/(loss)	$1,240,103	$516,414
Net realized gain/(loss)	(57,804,692)	47,870,932
Net change in unrealized appreciation/(depreciation)	(33,596,923)	21,260,902
Net Increase/(Decrease) in Net Assets Resulting from Operations	(90,161,512)	69,648,248

Distributions to Shareholders:
Net distributions to shareholders	(520,522)	-

Capital Share Transactions:
Proceeds from shares sold	29,823,025	327,062,865
Cost of shares redeemed	(65,832,345)	(303,970,475)
Transaction fees (see Note 5)	-	30
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(36,009,320)	23,092,420
Total Increase/(Decrease) in Net Assets	$(126,691,354)	$92,740,668

Net Assets:
Beginning of period	$274,364,807	$181,624,139
End of period	$147,673,453	$274,364,807

Change in Shares Outstanding:
Shares sold	600,000	7,100,000
Shares redeemed	(1,500,000)	(6,700,000)
Net Increase/(Decrease)	(900,000)	400,000

The accompanying notes are an integral part of these financial statements.
54

INNOVATOR ETFs TRUST

Innovator IBD® Breakout Opportunities ETF		Innovator Loup Frontier Tech ETF
Period Ended	Year Ended	Period Ended	Year Ended
April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021
(Unaudited)		(Unaudited)

$32,834	$(10,940)	$(75,715)	$(198,576)
(372,537)	1,869,422	(6,367,604)	8,185,639
(709,002)	777,977	(19,178,974)	2,224,157
(1,048,705)	2,636,459	(25,622,293)	10,211,220

-	-	-	-

24,594,235	75,836,535	8,466,170	107,818,940
(20,730,590)	(69,749,030)	(10,641,485)	(56,415,275)
-	-	579	7,950
3,863,645	6,087,505	(2,174,736)	51,411,615
$2,814,940	$8,723,964	$(27,797,029)	$61,622,835

$14,607,068	$5,883,104	$78,428,078	$16,805,243
$17,422,008	$14,607,068	$50,631,049	$78,428,078

650,000	2,200,000	150,000	2,000,000
(550,000)	(2,050,000)	(200,000)	(1,050,000)
100,000	150,000	(50,000)	950,000

The accompanying notes are an integral part of these financial statements.
55

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P Investment Grade Preferred ETF
	Period Ended	Year Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
Operations:
Net investment income/(loss)	$4,448,387	$9,317,728
Net realized gain/(loss)	(4,993,463)	(1,078,724)
Net change in unrealized appreciation/(depreciation)	(30,781,638)	2,353,258
Net Increase/(Decrease) in Net Assets Resulting from Operations	(31,326,714)	10,592,262

Distributions to Shareholders:
Distributions to shareholders	(4,289,318)	(9,442,181)
Distributions from return of capital	-	(570,855)
Net distributions to shareholders	(4,289,318)	(10,013,036)

Capital Share Transactions:
Proceeds from shares sold	1,214,505	111,812,865
Cost of shares redeemed	(36,034,330)	(16,913,660)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(34,819,825)	94,899,205
Total Increase/(Decrease) in Net Assets	$(70,435,857)	$95,478,431

Net Assets:
Beginning of period	$222,793,696	$127,315,265
End of period	$152,357,839	$222,793,696

Change in Shares Outstanding:
Shares sold	50,000	4,600,000
Shares redeemed	(1,650,000)	(700,000)
Net Increase/(Decrease)	(1,600,000)	3,900,000

(a)    Since Commencement of Operations on February 8, 2022.

The accompanying notes are an integral part of these financial statements.
56

INNOVATOR ETFs TRUST

Innovator Laddered Allocation Power Buffer ETF		Innovator Laddered Allocation Buffer ETF
Period Ended	Year Ended	Period Ended
April 30, 2022	October 31, 2021	April 30, 2022
(Unaudited)		(Unaudited) (a)

$(38,258)	$(73,125)	$(1,161)
501,400	1,314,917	(1,108)
(4,483,763)	4,326,731	(603,382)
(4,020,621)	5,568,523	(605,651)

-	-	-
-	-	-
-	-	-

42,534,720	62,212,670	11,750,120
(5,342,801)	(26,781,995)	-
37,191,919	35,430,675	11,750,120
$33,171,298	$40,999,198	$11,144,469

$69,337,434	$28,338,236	$-
$102,508,732	$69,337,434	$11,144,469

1,200,000	1,850,000	475,000
(150,000)	(800,000)	-
1,050,000	1,050,000	475,000

The accompanying notes are an integral part of these financial statements.
57

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on March 7, 2022.

The accompanying notes are an integral part of these financial statements.
58

INNOVATOR ETFs TRUST

Innovator Buffer Step-Up Strategy ETF	Innovator Power Buffer Step-Up Strategy ETF
Period Ended	Period Ended
April 30, 2022 (a)	April 30, 2022 (a)
(Unaudited)	(Unaudited)

$(7,426)	$(7,335)
(196,765)	(134,676)
(2,135)	(2,020)
(206,326)	(144,031)

20,593,085	19,389,245
(9,732,825)	(9,119,610)
4,905	5,230
10,865,165	10,274,865
$10,658,839	$10,130,834

$-	$-
$10,658,839	$10,130,834

800,000	750,000
(375,000)	(350,000)
425,000	400,000

The accompanying notes are an integral part of these financial statements.
59

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (i)		Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator IBD® 50 ETF
For the period ended 4/30/2022	$50.34	0.24		(18.02)	(17.78)	-
For the year ended 10/31/2021	$35.97	0.10		14.27	14.37	-	(f)
For the year ended 10/31/2020	$33.17	0.04		2.76	2.80	-
For the year ended 10/31/2019	$31.24	(0.07)		2.00	1.93	-	(f)
For the year ended 10/31/2018	$33.34	(0.12)		(1.92)	(2.04)	-	(f)
For the period ended 10/31/2017 (e)	$23.95	0.03		9.36	9.39	-
For the year ended 11/30/2016	$23.54	(0.06)		0.47	0.41	-

Innovator IBD® Breakout Opportunities ETF
For the period ended 4/30/2022	$36.52	0.07		(1.75)	(1.68)	-
For the year ended 10/31/2021	$23.53	(0.02)		13.01	12.99	-
For the year ended 10/31/2020	$19.44	(0.03)		4.12	4.09	-
For the year ended 10/31/2019	$20.26	-	(f)	(0.78)	(0.78)	-	(f)
For the period 9/12/2018 (d) - 10/31/2018	$25.00	(0.01)		(4.73)	(4.74)	-

Innovator Loup Frontier Tech ETF
For the period ended 4/30/2022	$56.02	(0.05)		(18.47)	(18.52)	-	(f)
For the year ended 10/31/2021	$37.34	(0.14)		18.81	18.67	0.01
For the year ended 10/31/2020	$23.70	(0.09)		13.73	13.64	-	(f)
For the year ended 10/31/2019	$22.77	(0.02)		0.95	0.93	-
For the period 7/24/2018 (d) - 10/31/2018	$25.00	(0.01)		(2.22)	(2.23)	-	(f)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Does not include the impact of the expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	The period ended October 31, 2017 consists of eleven months due to the Fund's fiscal year end change.
(f)	Amount represents less than $0.01 per share.
(g)	Excludes in-kind transactions associated with creations and redemptions of the Funds.
(h)

Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

(i)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.
60

INNOVATOR ETFs TRUST

each period)		Ratios/Supplemental Data:
Distributions Paid to Shareholders:					Ratio to Average Net Assets of: (a)
Paid from net investment income	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, before waivers/ recoupment (c)	Expenses, net of waivers/ recoupment (c)	Net investment income/(loss) (h)	Portfolio turnover rate (b)(g)

(0.10)	(17.88)	$32.46	(35.37)%	$147,673	0.97%	0.80%	1.18%	929%
-	14.37	$50.34	39.95%	$274,365	0.93%	0.80%	0.22%	1,133%
-	2.80	$35.97	8.42%	$181,624	0.90%	0.80%	0.12%	974%
-	1.93	$33.17	6.20%	$326,748	0.78%	0.80%	(0.21)%	786%
(0.06)	(2.10)	$31.24	(6.15)%	$440,451	0.84%	0.80%	(0.43)%	719%
-	9.39	$33.34	39.17%	$181,710	1.03%	0.80%	(0.24)%	501%
-	0.41	$23.95	1.78%	$35,931	1.13%	0.80%	(0.14)%	1,041%

-	(1.68)	$34.84	(4.58)%	$17,422	0.80%	0.80%	0.39%	784%
-	12.99	$36.52	55.18%	$14,607	0.80%	0.80%	(0.07)%	1,846%
-	4.09	$23.53	21.04%	$5,883	0.80%	0.80%	(0.12)%	1,637%
(0.04)	(0.82)	$19.44	(3.84)%	$7,777	0.80%	0.80%	0.02%	1,777%
-	(4.74)	$20.26	(18.95)%	$8,105	0.80%	0.80%	(0.38)%	289%

-	(18.52)	$37.50	(33.05)%	$50,631	0.70%	0.70%	(0.22)%	69%
-	18.68	$56.02	50.01%	$78,428	0.70%	0.70%	(0.27)%	134%
-	13.64	$37.34	57.59%	$16,805	0.70%	0.70%	(0.32)%	97%
-	0.93	$23.70	4.07%	$10,664	0.70%	0.70%	(0.07)%	107%
-	(2.23)	$22.77	(8.92)%	$12,524	0.70%	0.70%	(0.23)%	53%

The accompanying notes are an integral part of these financial statements.
61

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator S&P Investment Grade Preferred ETF
For the period ended 4/30/2022	$24.22	0.51	(4.18)		(3.67)	-
For the year ended 10/31/2021	$24.02	1.14	0.27	(i)	1.41	-
For the year ended 10/31/2020	$24.11	1.23	(0.07)		1.16	-	(k)
For the period 4/1/2019 (h) - 10/31/2019	$23.18	0.67	0.93		1.60	-
For the year ended 3/31/2019	$23.38	1.18	(0.18)		1.00	-
For the year ended 3/31/2018	$24.06	1.29	(0.57)		0.72	-
For the period 5/23/2016 (f) - 3/31/2017	$25.07	1.21	(1.17)		0.04	-

Innovator Laddered Power Buffer ETF
For the period ended 4/30/2022	$35.56	(0.02)	(1.37)		(1.39)	-
For the year ended 10/31/2021	$31.49	(0.05)	4.12		4.07	-
For the year ended 10/31/2020	$36.66	0.81	(5.26)		(4.45)	-
For the period 10/1/2019 (d) - 10/31/2019	$36.81	0.02	(0.17)		(0.15)	-
For the year ended 9/30/2019	$31.55	0.66	5.29		5.95	-
For the year ended 9/30/2018	$31.23	0.47	0.32	(i)	0.79	-
For the period 10/19/2016 (f) - 9/30/2017	$25.36	0.47	5.82		6.29	-

Innovator Laddered Buffer ETF
For the period 2/8/2022 (f) - 4/30/2022	$24.89	(0.01)	(1.42)		(1.43)	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	The period ended October 31, 2019 consists of one month due to the Fund's fiscal year end change.
(e)	Excludes in-kind transactions associated with creations and redemptions of the Funds.
(f)	Commencement of operations.
(g)	The ratio of net expenses to average net assets includes tax expense of 0.01%.
(h)	The period ended October 31, 2019 consists of seven months due to the Fund's fiscal year end change.
(i)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to: transactions for the period.

(j)	The ratio of net expenses to average net assets includes interest expense fees of 0.03%.
(k)	Amount represents less than $0.01 per share.
(l)	Does not include the impact of the expenses of the underlying funds in which the Funds invest.
(m)

Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.
62

INNOVATOR ETFs TRUST

outstanding throughout each period)					Ratios/Supplemental Data:

Distributions Paid to Shareholders:							Ratio to Average Net Assets of: (a)
Paid from net investment income	Paid from return of capital	Total Distributions Paid	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, before waivers/ recoupment (l)		Expenses, net of waivers/ recoupment (l)		Net investment income/(loss) (m)	Portfolio turnover rate (b)(e)

(0.50)	-	(0.50)	(4.17)	$20.05	(15.33)%	$152,358	0.47%		0.47%		4.53%	21%
(1.14)	(0.07)	(1.21)	0.20	$24.22	5.97%	$222,794	0.47%		0.47%		4.70%	68%
(1.25)	-	(1.25)	(0.09)	$24.02	5.04%	$127,315	0.47%		0.47%		5.15%	58%
(0.67)	-	(0.67)	0.93	$24.11	6.93%	$19,288	0.47%		0.47%		4.75%	34%
(1.20)	-	(1.20)	(0.20)	$23.18	4.54%	$13,911	0.47%		0.47%		5.12%	58%
(1.36)	(0.04)	(1.40)	(0.68)	$23.38	2.98%	$19,870	0.47%		0.47%		5.39%	67%
(1.05)	-	(1.05)	(1.01)	$24.06	0.18%	$12,030	0.48%	(g)	0.48%	(g)	5.86%	171%

-	-	-	(1.39)	$34.17	-3.90%	$102,509	0.20%		0.15%		(0.09)%	1%
-	-	-	4.07	$35.56	12.93%	$69,337	0.20%		0.20%		(0.14)%	1%
(0.72)	-	(0.72)	(5.17)	$31.49	(11.93)%	$28,338	0.47%		0.47%		2.47%	750%
-	-	-	(0.15)	$36.66	(0.42)%	$137,463	0.49%		0.49%		0.63%	0%
(0.69)	-	(0.69)	5.26	$36.81	19.11%	$136,195	0.49%		0.49%		2.00%	44%
(0.47)	-	(0.47)	0.32	$31.55	2.55%	$162,484	0.52%	(j)	0.52%	(j)	1.47%	667%
(0.42)	-	(0.42)	5.87	$31.23	24.88%	$134,301	0.49%		0.49%		1.66%	179%

-	-	-	(1.43)	$23.46	(5.74)%	$11,144	0.20%		0.10%		(0.10)%	1%

The accompanying notes are an integral part of these financial statements.
63

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Buffer Step-Up Strategy ETF
For the period 3/7/2022(d) - 4/30/2022	$25.48	(0.03)	(0.39)	(0.42)	0.02

Innovator Power Buffer Step-Up Strategy ETF
For the period 3/7/2022(d) - 4/30/2022	$25.67	(0.03)	(0.33)	(0.36)	0.02

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.
64

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(0.40)	$25.08	(1.53)%	$10,659	0.89%	(0.89)%	0%

(0.34)	$25.33	(1.31)%	$10,131	0.89%	(0.89)%	0%

The accompanying notes are an integral part of these financial statements.
65

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open–end management investment company.  Effective February 9, 2022, BUFF’s name was changed from Innovator Laddered Fund of U.S. Equity Power Buffer ETFs to Innovator Laddered Allocation Power Buffer ETF. The Trust currently consists of multiple operational series, of which eight are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Index (a)
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator Laddered Allocation Power Buffer ETF (b)	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Laddered Allocation Buffer ETF (c)	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust

(a) Each Fund individually seeks to track their respective index, before fees and expenses.

(b) BUFF seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFF will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses). Prior to August 11, 2020, BUFF sought investment results that generally corresponded, before fees and expenses, to the Lunt Capital U.S. Large Cap Equity Rotation Index.

(c) BUFB seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFB will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses).

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust

66

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity Ultra Buffer ETF – June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator Double Stacker ETF - January	DSJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker ETF - October	DSOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Triple Stacker ETF - January	TSJA	December 31, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Triple Stacker ETF - October	TSOC	September 30, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Double Stacker 9 Buffer ETF - January	DBJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker 9 Buffer ETF - October	DBOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF - January	XDJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b–1 fee to their shareholders.  FFTY, BOUT, LOUP, BSTP and PSTP list and principally trade their shares on NYSE Arca, Inc. (“NYSE”), EPRF, BUFF and BUFB list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”).

BSTP and PSTP employ a “step-up strategy” in which the sub-adviser will seek to opportunistically manage the respective Fund’s investment exposure by periodically terminating its FLEX Options investments earlier than its one-year expiration date and immediately reset the respective Fund’s options portfolio for a new one-year period. The “step-up strategy” seeks to help a Fund’s shareholder offset the timing risks inherent in owning an options package for one year. BSTP and PSTP do not pursue a “defined outcome strategy” or seek to achieve the full one-year investment outcomes of the options portfolio held. Unlike other Innovator ETFs that utilize a defined outcome investment strategy, they do not seek to provide shareholders with a set buffer percentage and maximum upside potential over any specified time period.

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The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks, exchange traded funds and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over–the–counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open–end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange–traded open–end investment companies which are priced as equity securities. Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, currency–, credit– and commodity–linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

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Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy as of April 30, 2022:

FFTY
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$137,711,917	$-	$-	$137,711,917
Real Estate Investment Trusts	9,269,083	-	-	9,269,083
Investments Purchased with Proceeds From Securities Lending	-	46,996,751	-	46,996,751
Short Term Investments	1,098,688	-	-	1,098,688
Total Assets	$148,079,688	$46,996,751	$-	$195,076,439

BOUT
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$13,010,122	$-	$-	$13,010,122
Master Limited Partnerships	465,120	-	-	465,120
Real Estate Investment Trusts	3,900,800	-	-	3,900,800
Investments Purchased with Proceeds From Securities Lending	-	3,548,495	-	3,548,495
Short Term Investments	36,275	-	-	36,275
Total Assets	$17,412,317	$3,548,495	$-	$20,960,812

LOUP
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$50,546,918	$-	$-	$50,546,918
Investments Purchased with Proceeds From Securities Lending	-	13,811,175	-	13,811,175
Short Term Investments	56,545	-	-	56,545
Total Assets	$50,603,463	$13,811,175	$-	$64,414,638

EPRF
	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$151,903,295	$-	$-	$151,903,295
Investments Purchased with Proceeds From Securities Lending	-	6,033,675	-	6,033,675
Short Term Investments	809,734	-	-	809,734
Total Assets	$152,713,029	$6,033,675	$-	$158,746,704

BUFF
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange Traded Funds	$102,343,455	$-	$-	$102,343,455
Investments Purchased with Proceeds From Securities Lending	-	720,700	-	720,700
Short Term Investments	170,177	-	-	170,177
Total Assets	$102,513,632	$720,700	$-	$103,234,332

BUFB
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange Traded Funds	$11,137,133	$-	$-	$11,137,133
Short Term Investments	8,098	-	-	8,098
Total Assets	$11,145,231	$-	$-	$11,145,231

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Notes to Financial Statements (Unaudited) (Continued)

BSTP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$11,412,960	$-	$11,412,960
Short Term Investments	92,555	-	-	92,555
Total Assets	$92,555	$11,412,960	$-	$11,505,515

Liabilities
Options Written	$-	$808,860	$-	$808,860
Total Liabilities	$-	$808,860	$-	$808,860

PSTP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$10,805,796	$-	$10,805,796
Short Term Investments	34,005	-	-	34,005
Total Assets	$34,005	$10,805,796	$-	$10,839,801

Liabilities
Options Written	$-	$771,456	$-	$771,456
Total Liabilities	$-	$771,456	$-	$771,456

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments for the Funds during the period ended April 30, 2022.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

BSTP and PSTP invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

BSTP and PSTP will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

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Notes to Financial Statements (Unaudited) (Continued)

When BSTP and PSTP purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When BSTP and PSTP write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. BSTP and PSTP, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by BSTP and PSTP are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

BSTP and PSTP bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

The value of derivative instruments on the Statements of Assets and Liabilities for BSTP and PSTP as of April 30, 2022 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BSTP	$11,412,960	$808,860
PSTP	10,805,796	771,456

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2022:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
BSTP	$(365,713)	$226,630	$(116,269)	$58,587
PSTP	(357,943)	217,583	(99,968)	105,652

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
BSTP	$(1,065)	$(1,070)
PSTP	(1,008)	(1,012)

The average volume of derivative activity during the period ended April 30, 2022, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BSTP	$7,809,372	$(537,970)
PSTP	8,198,847	(563,276)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

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Notes to Financial Statements (Unaudited) (Continued)

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short–term capital gains) and (ii) certain net tax–exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2022, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2022, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since 2017, as applicable.

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Notes to Financial Statements (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid–in capital.

These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2021, the Funds made the following permanent book–to–tax reclassifications primarily related to net operating loss forfeiture and redemptions in kind:

	Distributable Earnings/
	(Accumulated Deficit)	Paid-In Capital
FFTY	$(61,378,388)	$61,378,388
BOUT	(6,138,225)	6,138,225
LOUP	(15,371,429)	15,371,429
EPRF	(1,097,399)	1,097,399
BUFF	(1,284,288)	1,284,288

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex–dividend date.  FFTY, BOUT, LOUP, BUFF, BUFB, BSTP and PSTP intend to pay out dividends from their net investment income, if any, annually. EPRF intends to pay out dividends from its net investment income, if any, monthly.  Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex–dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex–dividend dates. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

Distributions received from investments in master limited partnerships (“MLPs”), closed–end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, closed–end fund, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end.  The distributions received from MLPs, REITs, closed–end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) (Continued)

Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency–related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day–to–day management of the Funds.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to FFTY, FFTY pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds, excluding FFTY, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund. During the term of the Advisory Agreement, the Adviser pays all expenses of the respective Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b–1 plan, if any, and extraordinary expenses.

Penserra Capital Management LLC (“Penserra”) and Milliman Financial Risk Management LLC (“Milliman”)(collectively the “Sub–Advisers”) act as sub–adviser to the Funds pursuant to sub–advisory agreements between the Adviser and respective Sub–Adviser with respect to the Funds (“Sub–Advisory Agreements”) and, pursuant to the Sub–Advisory Agreements, are responsible for execution of the Sub– Adviser’s strategy for each of the Funds. The Sub–Advisers are responsible for the day–to–day management of the Fund’s portfolios. Pursuant to the Sub–Advisory Agreements between the Adviser and the respective Sub–Adviser, the Adviser pays the Sub– Advisers a fee, based on the Funds’ average daily net assets, for the services and facilities they provide payable on a monthly basis.

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Notes to Financial Statements (Unaudited) (Continued)

	Management/ Unitary Fee Rate	Sub-Adviser
FFTY	0.70%	Penserra
BOUT	0.80%	Penserra
LOUP	0.70%	Penserra
EPRF	0.47%	Penserra
BUFF	0.20%	Penserra
BUFB	0.20%	Penserra
BSTP	0.89%	Milliman
PSTP	0.89%	Milliman

Certain trustees and officers of the Trust are affiliated with the Adviser. Excluding FFTY, Trustee compensation is paid for by the Adviser.

Pursuant to the Advisory Agreement between the Trust and the Adviser with respect to BUFF and BUFB, the Adviser has agreed to waive unitary fees of 0.10% of average daily net assets of the respective Fund until June 30, 2024. The waiver may be terminated by action of the Trust’s board at any time upon 60 days written notice by the Trust, on behalf of the Funds, or by the adviser on or after June 30, 2024. The Adviser is not entitled to recoup any of the fees that it waived.

The Trust entered into an Expense Limitation Agreement on behalf of FFTY with the Adviser. Under the terms of the Expense Limitation Agreement with FFTY, the Adviser contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b–1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY until August 31, 2022. Pursuant to the terms of the Expense Limitation Agreement, Innovator is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the Adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap. For the period ended April 30, 2022, the Adviser waived $175,106 of their advisory fees for FFTY without recouping any of their previously waived fees. The table below indicates the amount of fees that the Adviser may recoup:

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Notes to Financial Statements (Unaudited) (Continued)

	Recovery Expiring in*:
	FYE 10/31/2022	FYE 10/31/2023	FYE 10/31/2024	FYE 10/31/2025	Total
FFTY	$5,288	$268,534	$309,101	$175,106	$758,029

* Recoupment expires on a rolling monthly basis three years following the respective fee waivers.

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2022, the cost of purchases and proceeds from sales of investment securities, other than in–kind purchases and sales and short–term investments were as follows:

	Purchases		Sales
	U.S. Governement	Other	U.S. Governement	Other
FFTY	$-	$1,974,682,426	$-	$1,953,831,777
BOUT	-	130,344,244	-	130,265,479
LOUP	-	52,003,494	-	46,882,859
EPRF	-	40,743,594	-	40,328,021
BUFF	-	469,030	-	467,494
BUFB	-	56,827	-	55,822
BSTP	-	-	-	-
PSTP	-	-	-	-

For the period ended April 30, 2022, in–kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
FFTY	$7,304,179	$64,183,571
BOUT	24,489,222	20,592,493
LOUP	2,853,891	10,324,899
EPRF	1,210,493	35,846,304
BUFF	42,460,055	5,333,751
BUFB	11,740,617	-
BSTP	-	1,151,598
PSTP	-	1,060,691

Net capital gains or losses resulting from in–kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.

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Notes to Financial Statements (Unaudited) (Continued)

5.         CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker–dealer. Such transactions may be subject to customary commission rates imposed by the broker–dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed for cash or in–kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

6.	SECURITIES LENDING

The Funds, excluding BSTP and PSTP, may lend up to 33 1/3% of the value of the securities in their respective portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the Funds’ custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. Mount Vernon has an overnight and continuous maturity. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. In the event of a borrower’s material default, the Agent shall take all actions the Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Agents’ expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations.

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Notes to Financial Statements (Unaudited) (Continued)

As of April 30, 2022, the values of the securities on loan, cash collateral received, and fees and interest were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
FFTY	$17,140,654	$46,996,751	$297,609
BOUT	3,366,900	3,548,495	1,928
LOUP	13,043,384	13,811,175	6,642
EPRF	5,816,728	6,033,675	86,314
BUFF	689,434	720,700	25,665
BUFB	-	-	-

Due to the absence of a master netting agreement related to the applicable Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

7.	FEDERAL INCOME TAX INFORMATION

At October 31, 2021, the cost of investments and net unrealized appreciation/
(depreciation) for federal income tax purposes were as follows:

	FFTY	BOUT	LOUP	EPRF	BUFF

Cost of Portfolio	$335,895,027	$16,204,422	$87,014,726	$244,271,479	$70,070,014
Gross Unrealized Appreciation	$33,979,477	$718,328	$10,852,209	$5,103,264	$3,925,230
Gross Unrealized Depreciation	(9,499,114)	(245,029)	(6,040,222)	(2,379,308)	(899)
Net Unrealized Appreciation/(Depreciation)	$24,480,363	$473,299	$4,811,987	$2,723,956	$3,924,331

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals.

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Notes to Financial Statements (Unaudited) (Continued)

As of October 31, 2021, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	FFTY	BOUT	LOUP	EPRF	BUFF

Accumulated Capital and Other Losses	$(207,584,501)	$(7,682,053)	$(9,015,472)	$(3,111,057)	$(38,676,782)
Distributions Payable	-	-	-	(782,000)	-
Undistributed Net Ordinary Income	520,522	-	-	-	-
Unrealized Appreciation/(Depreciation) on Investments	24,480,363	473,299	4,811,987	2,723,956	3,924,331
Total Distributable Earnings/(Accumulated Deficit)	$(182,583,616)	$(7,208,754)	$(4,203,485)	$(1,169,101)	$(34,752,451)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year.

At October 31, 2021, the Funds deferred the following qualified late year ordinary losses:

	FFTY	BOUT	LOUP	EPRF	BUFF

Late Year Ordinary Losses	$-	$4,526	$264,618	$-	$84,133

At October 31, 2021, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	FFTY	BOUT	LOUP	EPRF	BUFF

Indefinite Short-Term	$207,559,705	$7,677,524	$8,706,732	$2,947,089	$38,592,649
Indefinite Long-Term	-	-	43,658	163,968	-

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2021, BUFF utilized $31,705 of capital loss carryforwards available.

The tax character of the distributions paid by the Funds during the fiscal years ended October 31, 2021 and October 31, 2020 were as follows:

	EPRF		BUFF
	2021	2020	2021	2020
Distributions paid from:
Net Ordinary Income	$9,442,181	$2,310,148	$-	$2,311,942
Net Long-Term Capital Gains	-	-	-	-
Return of Capital	570,855	-	-	-
Total Distributions Paid	$10,013,036	$2,310,148	$-	$2,311,942

FFTY, BOUT, and LOUP did not pay any distributions during the fiscal years ended October 31, 2021 and October 31, 2020.

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Notes to Financial Statements (Unaudited) (Continued)

8.         TRANSACTIONS WITH AFFILITATES

BUFF and BUFB had the following transactions during the year ended October 31, 2021 with affiliated companies:

BUFF					Period Ended April 30, 2022
Security Name	Value as of November 1, 2021	Purchases	Sales	Value as of April 30, 2022	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Power Buffer ETF – January	$5,754,186	$3,727,865	$436,639	$8,529,099	275,221	$-	$39,200	$(555,513)
Innovator U.S. Equity Power Buffer ETF – February	5,744,153	3,541,193	466,572	8,520,428	304,301	-	54,504	$(352,850)
Innovator U.S. Equity Power Buffer ETF – March	5,769,279	3,568,830	657,341	8,527,438	276,775	-	49,222	$(202,552)
Innovator U.S. Equity Power Buffer ETF – April	5,757,521	3,549,522	520,144	8,504,607	301,903	-	34,635	$(316,927)
Innovator U.S. Equity Power Buffer ETF – May	5,777,812	3,549,094	465,028	8,428,379	293,263	-	36,655	$(470,154)
Innovator U.S. Equity Power Buffer ETF – June	5,771,325	3,548,156	515,271	8,548,427	276,353	-	34,669	$(290,452)
Innovator U.S. Equity Power Buffer ETF – July	5,783,854	3,547,215	488,721	8,554,076	290,461	-	34,139	$(322,411)
Innovator U.S. Equity Power Buffer ETF – August	5,786,925	3,546,971	462,382	8,571,697	295,984	-	37,585	$(337,402)
Innovator U.S. Equity Power Buffer ETF – September	5,780,273	3,574,976	444,587	8,550,309	298,024	-	44,694	$(405,047)
Innovator U.S. Equity Power Buffer ETF – October	5,785,351	3,540,773	458,878	8,546,788	295,021	-	46,563	$(367,021)
Innovator U.S. Equity Power Buffer ETF – November	5,745,976	3,632,856	441,271	8,539,302	293,348	-	43,842	$(442,101)
Innovator U.S. Equity Power Buffer ETF – December	5,741,324	3,601,635	444,413	8,522,905	287,307	-	45,692	$(421,333)

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Notes to Financial Statements (Unaudited) (Continued)

BUFB					Period Ended April 30, 2022
Security Name	Value as of November 1, 2021	Purchases	Sales	Value as of April 30, 2022	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Buffer ETF – January	$-	$978,986	$-	$928,042	27,436	$-	$-	$(50,944)
Innovator U.S. Equity Buffer ETF – February	-	988,911	10,074	926,613	30,628	-	(211)	$(52,013)
Innovator U.S. Equity Buffer ETF – March	-	995,995	17,656	928,058	28,329	-	(334)	$(49,947)
Innovator U.S. Equity Buffer ETF – April	-	990,951	19,078	928,437	29,279	-	(399)	$(43,037)
Innovator U.S. Equity Buffer ETF – May	-	984,649	-	923,244	30,571	-	-	$(61,405)
Innovator U.S. Equity Buffer ETF – June	-	981,952	4,581	927,658	28,899	-	(81)	$(49,632)
Innovator U.S. Equity Buffer ETF – July	-	980,871	3,422	930,295	30,058	-	(65)	$(47,089)
Innovator U.S. Equity Buffer ETF – August	-	978,951	-	929,406	30,343	-	-	$(49,545)
Innovator U.S. Equity Buffer ETF – September	-	979,473	-	931,070	30,457	-	-	$(48,403)
Innovator U.S. Equity Buffer ETF – October	-	978,219	1,012	927,784	29,070	-	(18)	$(49,405)
Innovator U.S. Equity Buffer ETF – November	-	978,343	-	929,270	30,894	-	-	$(49,073)
Innovator U.S. Equity Buffer ETF – December	-	980,145	-	927,256	29,013	-	-	$(52,889)

9.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2021, FASB issued Accounting Standards Update 2021-06, which includes updates to Financial Services— Investment Companies (Topic 946): Amendments to SEC Paragraphs Pursuant to SEC Final Rule Releases No. 33-10786, Amendments to Financial Disclosures about Acquired and Disposed Businesses (“ASU 2021-06”). Among other revisions, the ASU 2021-06 added to the Accounting Standard Codification the text of SEC Regulation S-X Rule 6-11, Financial Statements of Funds Acquired or to Be Acquired, which governs the financial reporting for fund acquisitions by investment companies and business development companies. The amendments are effective as of the beginning of the registrant’s fiscal year beginning after December 31, 2020 (the “mandatory compliance date”). Acquisitions and dispositions that are probable or consummated after the mandatory compliance date must be evaluated for significance using the final amendments. Management has evaluated ASU 2021-06 and has adopted the relevant provisions of the disclosure framework.

10.	COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

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Notes to Financial Statements (Unaudited) (Continued)

11.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001-present), Chief Executive Officer (2019-present), President (2001-2019), Timothy Financial Counsel, Inc.	87	Tortazo, LLC (2018-present)
Joe Stowell 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015–present).	87	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019–present); Executive Vice President, Consumer Banking (2016–2019), Chief Risk Officer (2013–2016), MB Financial Bank.	87	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003– 2019).

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Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017–present).	87	None
Officers
John W. Southard 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017–present); Director and Co–Founder, T2 Capital Management, LLC (2010–present).	87	Independent Trustee, ETF Managers Group, LLC (2012–2018)
Kevin Gustafson 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti–Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019 - present); General Counsel, Innovator Capital Management LLC (2019 - present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012 - 2019).	87	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1–877–386–3890.

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator Laddered Allocation Buffer ETF

At a quarterly Board meeting held on December 15, 2021, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Laddered Allocation Buffer ETF (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to peer groups of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Fund as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub- Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Penserra pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of Penserra, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Penserra’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Penserra’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Penserra and noted the background and experience of Penserra’s portfolio management team and Penserra’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Penserra under the agreements were expected to be satisfactory.

Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.

The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Adviser a unitary fee equal to an annual rate of 0.20% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Adviser agreed to waive unitary fees of 0.10% of average daily net assets of the Fund until June 30, 2024.

The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising of the Fund’s peer group, as well as advisory fee rates charged by the Adviser and Penserra to other funds (including ETFs) and non-fund clients, as applicable.

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the agreements, the Board determined that the proposed unitary fee for the Fund, including the fee rate to be paid by the Adviser to Penserra from the unitary fee, was fair.

The Board noted that the proposed unitary fee for the Fund was structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser and Penserra, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Fund has not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Penserra. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Penserra were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator Step-Up U.S. Equity Buffer ETF

Innovator Step-Up U.S. Equity Power Buffer ETF

At a quarterly Board meeting held on December 15, 2021, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Step-Up U.S. Equity Buffer ETF, and Innovator Step-Up U.S. Equity Power Buffer ETF (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub- Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on each Fund’s assets under management.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

90

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

91

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–800–208–5212 or visiting www.innovatoretfs.com.

2.	PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–877–386–3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N–Q or Part F of Form N–PORT (beginning with filings after March 31, 2020). The Trust’s Form N–Q or Part F of Form
N–PORT is available without charge, upon request, by calling 1–877–386–3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N–Q or Part F of Form N–PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1–800–SEC–0330.

4.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi–annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1–877–FUND890 (877–386–3890) to change the status of your existing account.  You may change your status at any time.

92

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

5.         ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e–mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

6.         TAX NOTICE

For the fiscal year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The following table lists the percentages of dividend income distributed for the year ended October 31, 2021, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively:

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
FFTY	0.00%	0.00%
BOUT	0.00	0.00
LOUP	0.00	0.00
EPRF	71.98	66.25
BUFF	0.00	0.00

For the taxable year ended October 31, 2021, the Funds didn’t pay any ordinary income distributions that were designated as short–term capital gain distributions under Internal Revenue Section 871(k)2(c).

93

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB–ADVISOR

Penserra Capital Management LLC

140 Broadway, 26th Floor

New York, NY 10005

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

320 South Canal Street, 27th Floor

Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

INNOVATOR

Semi-Annual Report

INNOVATOR U.S. EQUITY DEFINED OUTCOME ETFS

April 30, 2022
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	6
Expense Example	78
Schedules of Investments and Options Written	81
Statements of Assets and Liabilities	153
Statements of Operations	162
Statements of Changes in Net Assets	171
Financial Highlights	180
Notes to Financial Statements	189
Trustees and Officers	219
Additional Information	221

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

Thank you for your interest in Innovator ETFs.

The six-month period ended April 30, 2022 was marked by a number of confounding challenges. Just when much of the world was beginning to move beyond many of the constraints imposed from the Covid pandemic, a war broke out in Europe and inflation climbed to its highest level in 40 years. Central banks began to tighten monetary policy even as disruptions to global supply chains persisted.

In recent years, prior to the 2022 bond market selloff, historically-low bond yields meant that one of the few remaining portfolio benefits from a bond allocation was as a diversifier against a downturn in stocks. In 2022, however, we believe the traditional bond allocation that investors have relied on for decades has not lived up to the task. In the face of these economic challenges, not only did the stock market fall 10%, but the bond market also suffered a 9.5% loss, its worst six-month return since March 1980.1

At Innovator, we have been focused for several years on the challenges posed by bonds and the potential solution that Defined Outcome ETFs™ can provide - and the industry has been listening. During the six months ended April 30, 2022, Defined Outcome ETFs™ saw $3.3 billion in net flows, representing industry growth of 38%. Not surprisingly, ETFs with 15% and 30% buffers garnered the lion’s share of flows as investors sought out higher levels of risk management.

Among the 148 ETFs receiving Morningstar’s “Defined Outcome ETF” designation, Innovator remains the leader with a total of 79 ETFs and more than $6.2 billion in assets.

During this period, Innovator rounded out its industry-first suite of US Equity Accelerated ETFs®, which seek to offer 2x or 3x the upside of the SPDR S&P 500 ETF (SPY) to a cap, with 1-to-1 exposure on the downside over the outcome period.

I’m also pleased to be able to report that Innovator’s Buffer ETFs™ have performed as they were designed to, mitigating equity market drawdown and volatility during this period. On average, our 36 US Equity Buffer ETFs™ exhibited just 43% participation in the downside of the SPY and only 48% of its volatility.

Letter to Shareholders (Unaudited) (Continued)

Amidst these challenging market conditions, Innovator remains committed to providing products that enable investors to redefine the risk and reward of their market exposures. We intend to continue striving to earn your trust and look forward to working together to bring meaningful solutions to the ever-changing investment landscape.

On behalf of the team at Innovator, thank you for your confidence in us and in the products we offer. May the Lord grant all of us wisdom and peace in the months ahead.

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of April 30, 2022 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

1.	Source: Bloomberg LP. Stock and bond market measured by the S&P 500 Index and Bloomberg US Aggregate Bond Index, respectively.

Letter to Shareholders (Unaudited) (Continued)

The funds only seek to provide their investment objective, which is not guaranteed, over the course of an entire outcome period. Investors who purchase shares after or sell shares before the end of an outcome period will experience very different outcomes than the funds seek to provide.

The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see Investor Suitability" in the prospectus.

The Funds are designed to provide point-to-point exposure to the price return of a reference asset via a basket of Flex Options. As a result, the ETFs are not expected to move directly in line with the reference asset during the interim period. Additionally, FLEX Options may be less liquid than standard options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

Fund shareholders are subject to an upside return cap (Cap) that represents the maximum percentage return an investor can achieve from an investment in the funds' for the Outcome Period, before fees and expenses. If the Outcome Period has begun and the Fund has increased in value to a level near to the Cap, an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. Additionally, the Cap may rise or fall from one Outcome Period to the next. The Cap, and the Fund's position relative to it, should be considered before investing in the Fund. The Funds' website, www.innovatoretfs.com, provides important Fund information as well information relating to the potential outcomes of an investment in a Fund on a daily basis.

Buffer ETFs: The Funds only seek to provide shareholders that hold shares for the entire Outcome Period with their respective buffer level against reference asset losses during the Outcome Period. You will bear all reference asset losses exceeding the buffer. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined buffer, an investor purchasing shares at that price may not benefit from the buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund's value has decreased to its value at the commencement of the Outcome Period.

Letter to Shareholders (Unaudited) (Continued)

Accelerated ETFs: If the Outcome Period has begun and the Fund has experienced an accelerated return, an investor purchasing Shares at that price may be subject to losses that exceed any losses of the Underlying ETF for the remainder of the Outcome Period and may have diminished or no ability to experience further accelerated return, therefore exposing the investor to greater downside risks.

This material must be preceded by or accompanied with a prospectus. The Funds' investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF - January from its inception (December 31, 2018) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - January
NAV Return	-3.46%	7.52%	10.96%
Market Return	-3.24%	7.45%	10.93%
S&P 500® Index - Price Return	-1.18%	11.94%	16.20%
S&P 500® Index - Total Return	0.21%	13.85%	18.20%

(a)	Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

6

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJAN.

7

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – February from its inception (January 31, 2020) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - February
NAV Return	1.01%	9.77%
Market Return	1.28%	9.80%
S&P 500® Index - Price Return	-1.18%	11.65%
S&P 500® Index - Total Return	0.21%	13.44%

(a)	Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

8

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BFEB.

9

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – March from its inception (February 28, 2020) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - March
NAV Return	2.35%	11.30%
Market Return	2.20%	11.22%
S&P 500® Index - Price Return	-1.18%	16.72%
S&P 500® Index - Total Return	0.21%	18.55%

(a)	Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

10

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BMAR.

11

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – April from its inception (March 29, 2019) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - April
NAV Return	2.37%	7.05%	8.00%
Market Return	2.40%	7.06%	8.07%
S&P 500® Index - Price Return	-1.18%	11.94%	12.98%
S&P 500® Index - Total Return	0.21%	13.85%	14.90%

(a)	Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

12

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAPR.

13

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – May from its inception (April 30, 2020) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - May
NAV Return	-0.84%	8.46%
Market Return	-0.79%	8.55%
S&P 500® Index - Price Return	-1.18%	19.11%
S&P 500® Index - Total Return	0.21%	20.95%

(a)	Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

14

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BMAY.

15

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – June from its inception (May 31, 2019) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - June
NAV Return	0.06%	8.51%
Market Return	0.08%	8.46%
S&P 500® Index - Price Return	-1.18%	14.94%
S&P 500® Index - Total Return	0.21%	16.86%

(a)	Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

16

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUN.

17

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – July from its inception (August 28, 2018) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - July
NAV Return	-0.78%	6.01%	5.44%
Market Return	-0.61%	5.93%	5.41%
S&P 500® Index - Price Return	-1.18%	11.94%	10.15%
S&P 500® Index - Total Return	0.21%	13.85%	12.08%

(a)	Inception date is August 28, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com

18

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUL.

19

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – August from its inception (July 31, 2019) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - August
NAV Return	-1.79%	7.65%
Market Return	-1.67%	7.60%
S&P 500® Index - Price Return	-1.18%	12.61%
S&P 500® Index - Total Return	0.21%	14.49%

(a)	Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

20

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAUG.

21

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – September from its inception (August 30, 2019) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - September
NAV Return	-2.08%	9.08%
Market Return	-1.99%	9.07%
S&P 500® Index - Price Return	-1.18%	13.80%
S&P 500® Index - Total Return	0.21%	15.66%

(a)	Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

22

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BSEP.

23

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – October from its inception (September 28, 2018) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - October
NAV Return	0.60%	8.74%	7.76%
Market Return	0.57%	8.61%	7.73%
S&P 500® Index - Price Return	-1.18%	11.94%	10.23%
S&P 500® Index - Total Return	0.21%	13.85%	12.16%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

24

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Return shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOCT.

25

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – November from its inception (October 31, 2019) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - November
NAV Return	-3.92%	6.81%
Market Return	-3.82%	6.78%
S&P 500® Index - Price Return	-1.18%	13.10%
S&P 500® Index - Total Return	0.21%	14.96%

(a)	Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

26

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BNOV.

27

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – December from its inception (November 29, 2019) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - December
NAV Return	-1.70%	8.28%
Market Return	-1.63%	8.22%
S&P 500® Index - Price Return	-1.18%	12.00%
S&P 500® Index - Total Return	0.21%	13.80%

(a)	Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

28

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BDEC.

29

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – January from its inception (December 31, 2018) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - January
NAV Return	-3.22%	4.34%	6.58%
Market Return	-3.16%	4.23%	6.56%
S&P 500® Index - Price Return	-1.18%	11.94%	16.20%
S&P 500® Index - Total Return	0.21%	13.85%	18.20%

(a)	Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

30

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJAN.

31

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – February from its inception (January 31, 2020) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - February
NAV Return	-0.30%	5.98%
Market Return	-0.14%	6.09%
S&P 500® Index - Price Return	-1.18%	11.65%
S&P 500® Index - Total Return	0.21%	13.44%

(a)	Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

32

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PFEB.

33

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – March from its inception (February 28, 2020) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - March
NAV Return	2.25%	8.00%
Market Return	2.24%	8.12%
S&P 500® Index - Price Return	-1.18%	16.72%
S&P 500® Index - Total Return	0.21%	18.55%

(a)	Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

34

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PMAR.

35

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – April from its inception (March 29, 2019) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - April
NAV Return	0.47%	4.30%	4.99%
Market Return	0.43%	4.35%	5.05%
S&P 500® Index - Price Return	-1.18%	11.94%	12.98%
S&P 500® Index - Total Return	0.21%	13.85%	14.90%

(a)	Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

36

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAPR.

37

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – May from its inception (April 30, 2020) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - May
NAV Return	-0.83%	5.74%
Market Return	-0.69%	5.89%
S&P 500® Index - Price Return	-1.18%	19.11%
S&P 500® Index - Total Return	0.21%	20.95%

(a)	Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

38

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PMAY.

39

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – June from its inception (May 31, 2019) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - June
NAV Return	0.54%	7.06%
Market Return	0.81%	7.09%
S&P 500® Index - Price Return	-1.18%	14.94%
S&P 500® Index - Total Return	0.21%	16.86%

(a)	Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

40

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUN.

41

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – July from its inception (August 7, 2018) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - July
NAV Return	-0.26%	4.63%	4.54%
Market Return	-0.07%	4.62%	4.53%
S&P 500® Index - Price Return	-1.18%	11.94%	10.39%
S&P 500® Index - Total Return	0.21%	13.85%	12.34%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

42

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUL.

43

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – August from its inception (July 31, 2019) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - August
NAV Return	-0.91%	5.91%
Market Return	-0.67%	5.94%
S&P 500® Index - Price Return	-1.18%	12.61%
S&P 500® Index - Total Return	0.21%	14.49%

(a)	Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

44

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAUG.

45

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – September from its inception (August 30, 2019) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - September
NAV Return	-1.67%	5.92%
Market Return	-1.53%	5.95%
S&P 500® Index - Price Return	-1.18%	13.80%
S&P 500® Index - Total Return	0.21%	15.66%

(a)	Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

46

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PSEP.

47

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – October from its inception (September 28, 2018) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - October
NAV Return	0.36%	5.88%	5.42%
Market Return	0.70%	5.81%	5.45%
S&P 500® Index - Price Return	-1.18%	11.94%	10.23%
S&P 500® Index - Total Return	0.21%	13.85%	12.16%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

48

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/POCT.

49

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – November from its inception (October 31, 2019) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - November
NAV Return	-3.00%	5.38%
Market Return	-3.06%	5.39%
S&P 500® Index - Price Return	-1.18%	13.10%
S&P 500® Index - Total Return	0.21%	14.96%

(a)	Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

50

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PNOV.

51

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – December from its inception (November 29, 2019) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - December
NAV Return	-1.73%	4.92%
Market Return	-1.77%	4.94%
S&P 500® Index - Price Return	-1.18%	12.00%
S&P 500® Index - Total Return	0.21%	13.80%

(a)	Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

52

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PDEC.

53

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – January from its inception (December 31, 2018) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - January
NAV Return	-3.37%	3.31%	5.19%
Market Return	-3.21%	3.31%	5.26%
S&P 500® Index - Price Return	-1.18%	11.94%	16.20%
S&P 500® Index - Total Return	0.21%	13.85%	18.20%

(a)	Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

54

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJAN.

55

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – February from its inception (January 31, 2020) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - February
NAV Return	-0.81%	4.33%
Market Return	-0.59%	4.36%
S&P 500® Index - Price Return	-1.18%	11.65%
S&P 500® Index - Total Return	0.21%	13.44%

(a)	Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

56

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UFEB.

57

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – March from its inception (February 28, 2020) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - March
NAV Return	0.90%	5.22%
Market Return	1.05%	5.37%
S&P 500® Index - Price Return	-1.18%	16.72%
S&P 500® Index - Total Return	0.21%	18.55%

(a)	Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

58

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UMAR.

59

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – APRIL

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – April from its inception (March 29, 2019) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - April
NAV Return	0.13%	0.51%	1.29%
Market Return	0.08%	0.63%	1.36%
S&P 500® Index - Price Return	-1.18%	11.94%	12.98%
S&P 500® Index - Total Return	0.21%	13.85%	14.90%

(a)	Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

60

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – APRIL

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAPR.

61

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MAY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – May from its inception (April 30, 2020) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - May
NAV Return	-2.09%	2.70%
Market Return	-2.01%	2.75%
S&P 500® Index - Price Return	-1.18%	19.11%
S&P 500® Index - Total Return	0.21%	20.95%

(a)	Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

62

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MAY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UMAY.

63

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JUNE

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – June from its inception (May 31, 2019) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - June
NAV Return	-1.05%	4.99%
Market Return	-0.91%	5.02%
S&P 500® Index - Price Return	-1.18%	14.94%
S&P 500® Index - Total Return	0.21%	16.86%

(a)	Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

64

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JUNE

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUN.

65

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – July from its inception (August 7, 2018) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - July
NAV Return	-1.81%	2.84%	3.00%
Market Return	-1.51%	2.86%	3.03%
S&P 500® Index - Price Return	-1.18%	11.94%	10.39%
S&P 500® Index - Total Return	0.21%	13.85%	12.34%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

66

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUL.

67

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – August from its inception (July 31, 2019) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - August
NAV Return	-2.30%	4.22%
Market Return	-1.99%	4.26%
S&P 500® Index - Price Return	-1.18%	12.61%
S&P 500® Index - Total Return	0.21%	14.49%

(a)	Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

68

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAUG.

69

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – September from its inception (August 30, 2019) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - September
NAV Return	-2.74%	3.99%
Market Return	-2.62%	4.03%
S&P 500® Index - Price Return	-1.18%	13.80%
S&P 500® Index - Total Return	0.21%	15.66%

(a)	Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

70

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/USEP.

71

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – OCTOBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – October from its inception (September 28, 2018) to April 30, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - October
NAV Return	-0.80%	4.03%	3.76%
Market Return	-0.29%	4.10%	3.83%
S&P 500® Index - Price Return	-1.18%	11.94%	10.23%
S&P 500® Index - Total Return	0.21%	13.85%	12.16%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

72

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – OCTOBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UOCT.

73

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – NOVEMBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – November from its inception (October 31, 2019) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - November
NAV Return	-3.37%	3.75%
Market Return	-2.92%	3.82%
S&P 500® Index - Price Return	-1.18%	13.10%
S&P 500® Index - Total Return	0.21%	14.96%

(a)	Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

74

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – NOVEMBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UNOV.

75

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – DECEMBER

Fund Performance
April 30, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – December from its inception (November 29, 2019) to April 30, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - December
NAV Return	-2.21%	3.36%
Market Return	-1.90%	3.46%
S&P 500® Index - Price Return	-1.18%	12.00%
S&P 500® Index - Total Return	0.21%	13.80%

(a)	Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

76

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – DECEMBER

Fund Performance
April 30, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UDEC.

77

INNOVATOR ETFs TRUST

Expense Example
For the Period Ended April 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period (a)
Innovator U.S. Equity Buffer ETF - January (NAV)	$1,000.00	$918.30	$3.76
Innovator U.S. Equity Buffer ETF - February (NAV)	1,000.00	955.80	3.83
Innovator U.S. Equity Buffer ETF - March (NAV)	1,000.00	963.30	3.85
Innovator U.S. Equity Buffer ETF - April (NAV)	1,000.00	965.20	3.85
Innovator U.S. Equity Buffer ETF - May (NAV)	1,000.00	926.20	3.77
Innovator U.S. Equity Buffer ETF - June (NAV)	1,000.00	946.50	3.81
Innovator U.S. Equity Buffer ETF - July (NAV)	1,000.00	947.90	3.82
Innovator U.S. Equity Buffer ETF - August (NAV)	1,000.00	939.20	3.80
Innovator U.S. Equity Buffer ETF - September (NAV)	1,000.00	936.30	3.79
Innovator U.S. Equity Buffer ETF - October (NAV)	1,000.00	942.60	3.81
Innovator U.S. Equity Buffer ETF - November (NAV)	1,000.00	934.20	3.79
Innovator U.S. Equity Buffer ETF - December (NAV)	1,000.00	940.00	3.80
Innovator U.S. Equity Power Buffer ETF - January (NAV)	1,000.00	936.70	3.79
Innovator U.S. Equity Power Buffer ETF - February (NAV)	1,000.00	963.20	3.85
Innovator U.S. Equity Power Buffer ETF - March (NAV)	1,000.00	984.40	3.89
Innovator U.S. Equity Power Buffer ETF - April (NAV)	1,000.00	968.30	3.86
Innovator U.S. Equity Power Buffer ETF - May (NAV)	1,000.00	948.00	3.82
Innovator U.S. Equity Power Buffer ETF - June (NAV)	1,000.00	969.90	3.86
Innovator U.S. Equity Power Buffer ETF - July (NAV)	1,000.00	969.50	3.86
Innovator U.S. Equity Power Buffer ETF - August (NAV)	1,000.00	964.60	3.85
Innovator U.S. Equity Power Buffer ETF - September (NAV)	1,000.00	956.60	3.83
Innovator U.S. Equity Power Buffer ETF - October (NAV)	1,000.00	963.60	3.85
Innovator U.S. Equity Power Buffer ETF - November (NAV)	1,000.00	953.50	3.83

78

INNOVATOR ETFs TRUST

Expense Example
For the Period Ended April 30, 2022 (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period (a)
Innovator U.S. Equity Power Buffer ETF - December (NAV)	$1,000.00	$956.40	$3.83
Innovator U.S. Equity Ultra Buffer ETF - January (NAV)	1,000.00	946.10	3.81
Innovator U.S. Equity Ultra Buffer ETF - February (NAV)	1,000.00	970.20	3.86
Innovator U.S. Equity Ultra Buffer ETF - March (NAV)	1,000.00	982.70	3.88
Innovator U.S. Equity Ultra Buffer ETF - April (NAV)	1,000.00	976.10	3.87
Innovator U.S. Equity Ultra Buffer ETF - May (NAV)	1,000.00	948.00	3.82
Innovator U.S. Equity Ultra Buffer ETF - June (NAV)	1,000.00	962.90	3.84
Innovator U.S. Equity Ultra Buffer ETF - July (NAV)	1,000.00	964.20	3.85
Innovator U.S. Equity Ultra Buffer ETF - August (NAV)	1,000.00	959.70	3.84
Innovator U.S. Equity Ultra Buffer ETF - September (NAV)	1,000.00	954.20	3.83
Innovator U.S. Equity Ultra Buffer ETF - October (NAV)	1,000.00	967.40	3.85
Innovator U.S. Equity Ultra Buffer ETF - November (NAV)	1,000.00	955.40	3.83
Innovator U.S. Equity Ultra Buffer ETF - December (NAV)	1,000.00	958.80	3.84

(a)	Expenses are equal to the Portfolio's annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period (a)
Innovator U.S. Equity Buffer ETF - January (NAV)	$1,000.00	$1,020.88	$3.96
Innovator U.S. Equity Buffer ETF - February (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Buffer ETF - March (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96

79

INNOVATOR ETFs TRUST

Expense Example
For the Period Ended April 30, 2022 (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period (a)
Innovator U.S. Equity Buffer ETF - May (NAV)	$1,000.00	$1,020.88	$3.96
Innovator U.S. Equity Buffer ETF - June (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Buffer ETF - August (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Buffer ETF - September (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Buffer ETF - November (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Buffer ETF - December (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Power Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Power Buffer ETF - February (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Power Buffer ETF - March (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Power Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Power Buffer ETF - May (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Power Buffer ETF - June (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Power Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Power Buffer ETF - August (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Power Buffer ETF - September (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Power Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Power Buffer ETF - November (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Power Buffer ETF - December (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Ultra Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Ultra Buffer ETF - February (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Ultra Buffer ETF - March (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Ultra Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Ultra Buffer ETF - May (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Ultra Buffer ETF - June (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Ultra Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Ultra Buffer ETF - August (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Ultra Buffer ETF - September (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Ultra Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Ultra Buffer ETF - November (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Ultra Buffer ETF - December (NAV)	1,000.00	1,020.88	3.96

(a)	Expenses are equal to the Portfolio's annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

80

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.06% (a)(b)
CALL OPTIONS - 93.55%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.81	4,536	$186,883,200	$182,919,238
			182,919,238
PUT OPTIONS - 15.51%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $474.97	4,536	186,883,200	30,335,585
			30,335,585
TOTAL PURCHASED OPTIONS (Cost $225,077,115)			213,254,823
	Principal Amount
SHORT TERM INVESTMENTS - 0.62%
Money Market Deposit Account - 0.62%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$1,204,344		1,204,344
TOTAL SHORT TERM INVESTMENTS (Cost $1,204,344)			1,204,344

Total Investments (Cost $226,281,459) - 109.68%			214,459,167
Liabilities in Excess of Other Assets - (9.68)%			(18,930,523)
TOTAL NET ASSETS - 100.00%			$195,528,644

Asset Type	% of Net Assets
Purchased Options	109.06%
Short Term Investments	0.62
Total Investments	109.68
Liabilities in Excess of Other Assets	(9.68)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

81

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	$539.27	4,536	$(186,883,200)	$(281,055)
					(281,055)
Put Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	432.21	4,536	(186,883,200)	(18,512,055)
					(18,512,055)
Total Options Written (Premiums Received $14,911,180)					$(18,793,110)

(a)	Exchange-Traded.

82

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.52% (a)(b)
CALL OPTIONS - 95.49%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2023, Strike Price $3.61	2,755	$113,506,000	$111,152,876
			111,152,876
PUT OPTIONS - 12.03%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2023, Strike Price $449.92	2,755	113,506,000	14,000,572
			14,000,572
TOTAL PURCHASED OPTIONS (Cost $131,030,084)			125,153,448
	Principal Amount
SHORT TERM INVESTMENTS - 0.68%
Money Market Deposit Account - 0.68%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$787,729		787,729
TOTAL SHORT TERM INVESTMENTS (Cost $787,729)			787,729

Total Investments (Cost $131,817,813) - 108.20%			125,941,177
Liabilities in Excess of Other Assets - (8.20)%			(9,536,164)
TOTAL NET ASSETS - 100.00%			$116,405,013

Asset Type	% of Net Assets
Purchased Options	107.52%
Short Term Investments	0.68
Total Investments	108.20
Liabilities in Excess of Other Assets	(8.20)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

83

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	1/31/2023	$516.59	2,755	$(113,506,000)	$(540,583)
					(540,583)
Put Options
SPY SPDR S&P 500® Trust ETF	1/31/2023	409.42	2,755	(113,506,000)	(8,918,440)
					(8,918,440)
Total Options Written (Premiums Received $8,842,515)					$(9,459,023)

(a)	Exchange-Traded.

84

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.95% (a)(b)
CALL OPTIONS - 96.22%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2023, Strike Price $3.51	2,073	$85,407,600	$83,659,315
			83,659,315
PUT OPTIONS - 10.73%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2023, Strike Price $436.64	2,073	85,407,600	9,331,262
			9,331,262
TOTAL PURCHASED OPTIONS (Cost $96,552,375)			92,990,577
	Principal Amount
SHORT TERM INVESTMENTS - 0.75%
Money Market Deposit Account - 0.75%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$654,905		654,905
TOTAL SHORT TERM INVESTMENTS (Cost $654,905)			654,905

Total Investments (Cost $97,207,280) - 107.70%			93,645,482
Liabilities in Excess of Other Assets - (7.70)%			(6,696,136)
TOTAL NET ASSETS - 100.00%			$86,949,346

Asset Type	% of Net Assets
Purchased Options	106.95%
Short Term Investments	0.75
Total Investments	107.70
Liabilities in Excess of Other Assets	(7.70)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

85

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/28/2023	$509.24	2,073	$(85,407,600)	$(643,630)
					(643,630)
Put Options
SPY SPDR S&P 500® Trust ETF	2/28/2023	397.33	2,073	(85,407,600)	(5,994,511)
					(5,994,511)
Total Options Written (Premiums Received $6,722,043)					$(6,638,141)

(a)	Exchange-Traded.

86

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 108.34% (a)(b)
CALL OPTIONS - 95.41%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $3.63	2,967	$122,240,400	$119,260,359
			119,260,359
PUT OPTIONS - 12.93%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $451.65	2,967	122,240,400	16,163,029
			16,163,029
TOTAL PURCHASED OPTIONS (Cost $141,361,927)			135,423,388
	Principal Amount
SHORT TERM INVESTMENTS - 0.82%
Money Market Deposit Account - 0.82%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$1,021,480		1,021,480
TOTAL SHORT TERM INVESTMENTS (Cost $1,021,480)			1,021,480

Total Investments (Cost $142,383,407) - 109.16%			136,444,868
Liabilities in Excess of Other Assets - (9.16)%			(11,442,368)
TOTAL NET ASSETS - 100.00%			$125,002,500

Asset Type	% of Net Assets
Purchased Options	108.34%
Short Term Investments	0.82
Total Investments	109.16
Liabilities in Excess of Other Assets	(9.16)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

87

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	$525.26	2,967	$(122,240,400)	$(748,888)
					(748,888)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	410.99	2,967	(122,240,400)	(10,611,042)
					(10,611,042)
Total Options Written (Premiums Received $8,802,768)					$(11,359,930)

(a)	Exchange-Traded.

88

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.91% (a)(b)
CALL OPTIONS - 98.18%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $4.13	1,491	$61,429,200	$59,923,290
			59,923,290
PUT OPTIONS - 8.73%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $412.01	1,491	61,429,200	5,325,852
			5,325,852
TOTAL PURCHASED OPTIONS (Cost $65,255,253)			65,249,142
	Principal Amount
SHORT TERM INVESTMENTS - 0.07%
Money Market Deposit Account - 0.07%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$40,661		40,661
TOTAL SHORT TERM INVESTMENTS (Cost $40,661)			40,661

Total Investments (Cost $65,295,914) - 106.98%			65,289,803
Liabilities in Excess of Other Assets - (6.98)%			(4,257,030)
TOTAL NET ASSETS - 100.00%			$61,032,773

Asset Type	% of Net Assets
Purchased Options	106.91%
Short Term Investments	0.07
Total Investments	106.98
Liabilities in Excess of Other Assets	(6.98)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

89

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	$496.67	1,491	$(61,429,200)	$(912,492)
					(912,492)
Put Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	374.92	1,491	(61,429,200)	(3,521,742)
					(3,521,742)
Total Options Written (Premiums Received $4,428,101)					$(4,434,234)

(a)	Exchange-Traded.

90

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.08% (a)(b)
CALL OPTIONS - 97.25%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2022, Strike Price $3.37	1,377	$56,732,400	$56,268,609
			56,268,609
PUT OPTIONS - 3.83%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2022, Strike Price $420.05	1,377	56,732,400	2,215,340
			2,215,340
TOTAL PURCHASED OPTIONS (Cost $60,938,694)			58,483,949
	Principal Amount
SHORT TERM INVESTMENTS - 0.15%
Money Market Deposit Account - 0.15%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$88,563		88,563
TOTAL SHORT TERM INVESTMENTS (Cost $88,563)			88,563

Total Investments (Cost $61,027,257) - 101.23%			58,572,512
Liabilities in Excess of Other Assets - (1.23)%			(709,830)
TOTAL NET ASSETS - 100.00%			$57,862,682

Asset Type	% of Net Assets
Purchased Options	101.08%
Short Term Investments	0.15
Total Investments	101.23
Liabilities in Excess of Other Assets	(1.23)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

91

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	5/31/2022	$470.82	1,377	$(56,732,400)	$(12,620)
					(12,620)
Put Options
SPY SPDR S&P 500® Trust ETF	5/31/2022	382.24	1,377	(56,732,400)	(657,704)
					(657,704)
Total Options Written (Premiums Received $3,553,510)					$(670,324)

(a)	Exchange-Traded.

92

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.45% (a)(b)
CALL OPTIONS - 96.24%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $3.44	2,235	$92,082,000	$90,951,090
			90,951,090
PUT OPTIONS - 6.21%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $428.07	2,235	92,082,000	5,869,110
			5,869,110
TOTAL PURCHASED OPTIONS (Cost $99,775,682)			96,820,200
	Principal Amount
SHORT TERM INVESTMENTS - 0.17%
Money Market Deposit Account - 0.17%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$158,817		158,817
TOTAL SHORT TERM INVESTMENTS (Cost $158,817)			158,817

Total Investments (Cost $99,934,499) - 102.62%			96,979,017
Liabilities in Excess of Other Assets - (2.62)%			(2,472,054)
TOTAL NET ASSETS - 100.00%			$94,506,963

Asset Type	% of Net Assets
Purchased Options	102.45%
Short Term Investments	0.17
Total Investments	102.62
Liabilities in Excess of Other Assets	(2.62)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

93

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	$479.43	2,235	$(92,082,000)	$(40,230)
					(40,230)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	389.53	2,235	(92,082,000)	(2,393,685)
					(2,393,685)
Total Options Written (Premiums Received $5,530,057)					$(2,433,915)

(a)	Exchange-Traded.

94

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.70% (a)(b)
CALL OPTIONS - 95.67%
SPY SPDR S&P 500® Trust ETF, Expires 7/29/2022, Strike Price $3.52	2,650	$109,180,000	$107,829,301
			107,829,301
PUT OPTIONS - 8.03%
SPY SPDR S&P 500® Trust ETF, Expires 7/29/2022, Strike Price $438.52	2,650	109,180,000	9,051,114
			9,051,114
TOTAL PURCHASED OPTIONS (Cost $121,862,843)			116,880,415
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$303,086		303,086
TOTAL SHORT TERM INVESTMENTS (Cost $303,086)			303,086

Total Investments (Cost $122,165,929) - 103.97%			117,183,501
Liabilities in Excess of Other Assets - (3.97)%			(4,473,823)
TOTAL NET ASSETS - 100.00%			$112,709,678

Asset Type	% of Net Assets
Purchased Options	103.70%
Short Term Investments	0.27
Total Investments	103.97
Liabilities in Excess of Other Assets	(3.97)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

95

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	7/29/2022	$495.52	2,650	$(109,180,000)	$(66,511)
					(66,511)
Put Options
SPY SPDR S&P 500® Trust ETF	7/29/2022	399.04	2,650	(109,180,000)	(4,331,093)
					(4,331,093)
Total Options Written (Premiums Received $6,179,294)					$(4,397,604)

(a)	Exchange-Traded.

96

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.23% (a)(b)
CALL OPTIONS - 94.87%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2022, Strike Price $3.63	3,298	$135,877,600	$134,161,698
			134,161,698
PUT OPTIONS - 10.36%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2022, Strike Price $451.57	3,298	135,877,600	14,651,702
			14,651,702
TOTAL PURCHASED OPTIONS (Cost $155,543,876)			148,813,400
	Principal Amount
SHORT TERM INVESTMENTS - 0.34%
Money Market Deposit Account - 0.34%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$486,924		486,924
TOTAL SHORT TERM INVESTMENTS (Cost $486,924)			486,924

Total Investments (Cost $156,030,800) - 105.57%			149,300,324
Liabilities in Excess of Other Assets - (5.57)%			(7,884,092)
TOTAL NET ASSETS - 100.00%			$141,416,232

Asset Type	% of Net Assets
Purchased Options	105.23%
Short Term Investments	0.34
Total Investments	105.57
Liabilities in Excess of Other Assets	(5.57)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

97

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	8/31/2022	$509.81	3,298	$(135,877,600)	$(93,606)
					(93,606)
Put Options
SPY SPDR S&P 500® Trust ETF	8/31/2022	410.92	3,298	(135,877,600)	(7,693,270)
					(7,693,270)
Total Options Written (Premiums Received $9,690,365)					$(7,786,876)

(a)	Exchange-Traded.

98

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.59% (a)(b)
CALL OPTIONS - 96.45%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.45	2,167	$89,280,400	$87,845,974
			87,845,974
PUT OPTIONS - 8.14%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $429.15	2,167	89,280,400	7,409,666
			7,409,666
TOTAL PURCHASED OPTIONS (Cost $99,202,035)			95,255,640
	Principal Amount
SHORT TERM INVESTMENTS - 0.44%
Money Market Deposit Account - 0.44%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$399,164		399,164
TOTAL SHORT TERM INVESTMENTS (Cost $399,164)			399,164

Total Investments (Cost $99,601,199) - 105.03%			95,654,804
Liabilities in Excess of Other Assets - (5.03)%			(4,580,781)
TOTAL NET ASSETS - 100.00%			$91,074,023

Asset Type	% of Net Assets
Purchased Options	104.59%
Short Term Investments	0.44
Total Investments	105.03
Liabilities in Excess of Other Assets	(5.03)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

99

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	$487.93	2,167	$(89,280,400)	$(347,470)
					(347,470)
Put Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	390.52	2,167	(89,280,400)	(4,171,402)
					(4,171,402)
Total Options Written (Premiums Received $6,669,153)					$(4,518,872)

(a)	Exchange-Traded.

100

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.97% (a)(b)
CALL OPTIONS - 94.48%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2022, Strike Price $3.69	1,737	$71,564,400	$70,374,575
			70,374,575
PUT OPTIONS - 12.49%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2022, Strike Price $459.26	1,737	71,564,400	9,300,040
			9,300,040
TOTAL PURCHASED OPTIONS (Cost $84,305,859)			79,674,615
	Principal Amount
SHORT TERM INVESTMENTS - 0.48%
Money Market Deposit Account - 0.48%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$360,758		360,758
TOTAL SHORT TERM INVESTMENTS (Cost $360,758)			360,758

Total Investments (Cost $84,666,617) - 107.45%			80,035,373
Liabilities in Excess of Other Assets - (7.45)%			(5,545,925)
TOTAL NET ASSETS - 100.00%			$74,489,448

Asset Type	% of Net Assets
Purchased Options	106.97%
Short Term Investments	0.48
Total Investments	107.45
Liabilities in Excess of Other Assets	(7.45)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

101

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	10/31/2022	$517.35	1,737	$(71,564,400)	$(106,531)
					(106,531)
Put Options
SPY SPDR S&P 500® Trust ETF	10/31/2022	417.92	1,737	(71,564,400)	(5,389,313)
					(5,389,313)
Total Options Written (Premiums Received $5,391,273)					$(5,495,844)

(a)	Exchange-Traded.

102

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.97% (a)(b)
CALL OPTIONS - 94.88%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2022, Strike Price $3.66	2,117	$87,220,400	$85,778,712
			85,778,712
PUT OPTIONS - 12.09%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2022, Strike Price $455.57	2,117	87,220,400	10,931,521
			10,931,521
TOTAL PURCHASED OPTIONS (Cost $102,138,902)			96,710,233
	Principal Amount
SHORT TERM INVESTMENTS - 0.55%
Money Market Deposit Account - 0.55%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$496,254		496,254
TOTAL SHORT TERM INVESTMENTS (Cost $496,254)			496,254

Total Investments (Cost $102,635,156) - 107.52%			97,206,487
Liabilities in Excess of Other Assets - (7.52)%			(6,801,613)
TOTAL NET ASSETS - 100.00%			$90,404,874

Asset Type	% of Net Assets
Purchased Options	106.97%
Short Term Investments	0.55
Total Investments	107.52
Liabilities in Excess of Other Assets	(7.52)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

103

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	11/30/2022	$523.76	2,117	$(87,220,400)	$(183,934)
					(183,934)
Put Options
SPY SPDR S&P 500® Trust ETF	11/30/2022	414.56	2,117	(87,220,400)	(6,556,561)
					(6,556,561)
Total Options Written (Premiums Received $7,017,602)					$(6,740,495)

(a)	Exchange-Traded.

104

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.38% (a)(b)
CALL OPTIONS - 91.19%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.80	12,399	$510,838,800	$500,374,044
			500,374,044
PUT OPTIONS - 15.19%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $474.96	12,399	510,838,800	83,333,679
			83,333,679
TOTAL PURCHASED OPTIONS (Cost $613,712,887)			583,707,723
	Principal Amount
SHORT TERM INVESTMENTS - 0.61%
Money Market Deposit Account - 0.61%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$3,334,148		3,334,148
TOTAL SHORT TERM INVESTMENTS (Cost $3,334,148)			3,334,148

Total Investments (Cost $617,047,035) - 106.99%			587,041,871
Liabilities in Excess of Other Assets - (6.99)%			(38,294,049)
TOTAL NET ASSETS - 100.00%			$548,747,822

Asset Type	% of Net Assets
Purchased Options	106.38%
Short Term Investments	0.61
Total Investments	106.99
Liabilities in Excess of Other Assets	(6.99)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

105

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	$517.66	12,399	$(510,838,800)	$(1,401,087)
					(1,401,087)
Put Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	403.72	12,399	(510,838,800)	(36,527,454)
					(36,527,454)
Total Options Written (Premiums Received $39,270,958)					$(37,928,541)

(a)	Exchange-Traded.

106

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.78% (a)(b)
CALL OPTIONS - 93.95%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2023, Strike Price $3.60	7,107	$292,808,400	$286,745,093
			286,745,093
PUT OPTIONS - 11.83%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2023, Strike Price $449.91	7,107	292,808,400	36,112,851
			36,112,851
TOTAL PURCHASED OPTIONS (Cost $337,935,117)			322,857,944
	Principal Amount
SHORT TERM INVESTMENTS - 0.68%
Money Market Deposit Account - 0.68%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$2,078,194		2,078,194
TOTAL SHORT TERM INVESTMENTS (Cost $2,078,194)			2,078,194

Total Investments (Cost $340,013,311) - 106.46%			324,936,138
Liabilities in Excess of Other Assets - (6.46)%			(19,707,229)
TOTAL NET ASSETS - 100.00%			$305,228,909

Asset Type	% of Net Assets
Purchased Options	105.78%
Short Term Investments	0.68
Total Investments	106.46
Liabilities in Excess of Other Assets	(6.46)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

107

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	1/31/2023	$495.80	7,107	$(292,808,400)	$(2,936,710)
					(2,936,710)
Put Options
SPY SPDR S&P 500® Trust ETF	1/31/2023	382.42	7,107	(292,808,400)	(16,566,186)
					(16,566,186)
Total Options Written (Premiums Received $22,114,076)					$(19,502,896)

(a)	Exchange-Traded.

108

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.91% (a)(b)
CALL OPTIONS - 95.28%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2023, Strike Price $3.49	5,624	$231,708,800	$226,976,768
			226,976,768
PUT OPTIONS - 10.63%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2023, Strike Price $436.63	5,624	231,708,800	25,312,810
			25,312,810
TOTAL PURCHASED OPTIONS (Cost $261,724,706)			252,289,578
	Principal Amount
SHORT TERM INVESTMENTS - 0.74%
Money Market Deposit Account - 0.74%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$1,757,355		1,757,355
TOTAL SHORT TERM INVESTMENTS (Cost $1,757,355)			1,757,355

Total Investments (Cost $263,482,061) - 106.65%			254,046,933
Liabilities in Excess of Other Assets - (6.65)%			(15,821,726)
TOTAL NET ASSETS - 100.00%			$238,225,207

Asset Type	% of Net Assets
Purchased Options	105.91%
Short Term Investments	0.74
Total Investments	106.65
Liabilities in Excess of Other Assets	(6.65)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

109

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/28/2023	$487.76	5,624	$(231,708,800)	$(3,783,210)
					(3,783,210)
Put Options
SPY SPDR S&P 500® Trust ETF	2/28/2023	371.14	5,624	(231,708,800)	(11,881,411)
					(11,881,411)
Total Options Written (Premiums Received $18,291,598)					$(15,664,621)

(a)	Exchange-Traded.

110

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.50% (a)(b)
CALL OPTIONS - 93.79%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $3.61	7,234	$298,040,800	$290,789,122
			290,789,122
PUT OPTIONS - 12.71%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $451.64	7,234	298,040,800	39,404,201
			39,404,201
TOTAL PURCHASED OPTIONS (Cost $344,313,127)			330,193,323
	Principal Amount
SHORT TERM INVESTMENTS - 0.81%
Money Market Deposit Account - 0.81%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$2,520,214		2,520,214
TOTAL SHORT TERM INVESTMENTS (Cost $2,520,214)			2,520,214

Total Investments (Cost $346,833,341) - 107.31%			332,713,537
Liabilities in Excess of Other Assets - (7.31)%			(22,673,676)
TOTAL NET ASSETS - 100.00%			$310,039,861

Asset Type	% of Net Assets
Purchased Options	106.50%
Short Term Investments	0.81
Total Investments	107.31
Liabilities in Excess of Other Assets	(7.31)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

111

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	$503.99	7,234	$(298,040,800)	$(3,441,284)
					(3,441,284)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	383.89	7,234	(298,040,800)	(19,053,968)
					(19,053,968)
Total Options Written (Premiums Received $21,258,554)					$(22,495,252)

(a)	Exchange-Traded.

112

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.96% (a)(b)
CALL OPTIONS - 98.21%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $4.12	4,918	$202,621,600	$197,654,420
			197,654,420
PUT OPTIONS - 8.75%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $412.00	4,918	202,621,600	17,611,358
			17,611,358
TOTAL PURCHASED OPTIONS (Cost $215,285,846)			215,265,778
	Principal Amount
SHORT TERM INVESTMENTS - 0.06%
Money Market Deposit Account - 0.06%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$124,268		124,268
TOTAL SHORT TERM INVESTMENTS (Cost $124,268)			124,268

Total Investments (Cost $215,410,114) - 107.02%			215,390,046
Liabilities in Excess of Other Assets - (7.02)%			(14,132,883)
TOTAL NET ASSETS - 100.00%			$201,257,163

Asset Type	% of Net Assets
Purchased Options	106.96%
Short Term Investments	0.06
Total Investments	107.02
Liabilities in Excess of Other Assets	(7.02)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

113

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	$471.78	4,918	$(202,621,600)	$(5,936,026)
					(5,936,026)
Put Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	350.20	4,918	(202,621,600)	(8,719,614)
					(8,719,614)
Total Options Written (Premiums Received $14,635,497)					$(14,655,640)

(a)	Exchange-Traded.

114

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.60% (a)(b)
CALL OPTIONS - 96.79%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2022, Strike Price $3.36	3,258	$134,229,600	$133,135,520
			133,135,520
PUT OPTIONS - 3.81%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2022, Strike Price $420.04	3,258	134,229,600	5,239,966
			5,239,966
TOTAL PURCHASED OPTIONS (Cost $143,245,949)			138,375,486
	Principal Amount
SHORT TERM INVESTMENTS - 0.14%
Money Market Deposit Account - 0.14%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$190,783		190,783
TOTAL SHORT TERM INVESTMENTS (Cost $190,783)			190,783

Total Investments (Cost $143,436,732) - 100.74%			138,566,269
Liabilities in Excess of Other Assets - (0.74)%			(1,016,601)
TOTAL NET ASSETS - 100.00%			$137,549,668

Asset Type	% of Net Assets
Purchased Options	100.60%
Short Term Investments	0.14
Total Investments	100.74
Liabilities in Excess of Other Assets	(0.74)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

115

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	5/31/2022	$452.68	3,258	$(134,229,600)	$(194,699)
					(194,699)
Put Options
SPY SPDR S&P 500® Trust ETF	5/31/2022	357.03	3,258	(134,229,600)	(729,522)
					(729,522)
Total Options Written (Premiums Received $8,656,983)					$(924,221)

(a)	Exchange-Traded.

116

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.42% (a)(b)
CALL OPTIONS - 95.49%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $3.42	3,974	$163,728,800	$161,741,707
			161,741,707
PUT OPTIONS - 5.93%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $428.06	3,974	163,728,800	10,042,315
			10,042,315
TOTAL PURCHASED OPTIONS (Cost $177,916,518)			171,784,022
	Principal Amount
SHORT TERM INVESTMENTS - 0.21%
Money Market Deposit Account - 0.21%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$356,707		356,707
TOTAL SHORT TERM INVESTMENTS (Cost $356,707)			356,707

Total Investments (Cost $178,273,225) - 101.63%			172,140,729
Liabilities in Excess of Other Assets - (1.63)%			(2,767,356)
TOTAL NET ASSETS - 100.00%			$169,373,373

Asset Type	% of Net Assets
Purchased Options	101.42%
Short Term Investments	0.21
Total Investments	101.63
Liabilities in Excess of Other Assets	(1.63)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

117

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	$461.45	3,974	$(163,728,800)	$(430,681)
					(430,681)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	363.85	3,974	(163,728,800)	(2,229,791)
					(2,229,791)
Total Options Written (Premiums Received $10,505,170)					$(2,660,472)

(a)	Exchange-Traded.

118

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.34% (a)(b)
CALL OPTIONS - 94.24%
SPY SPDR S&P 500® Trust ETF, Expires 7/29/2022, Strike Price $3.51	4,089	$168,466,800	$166,356,876
			166,356,876
PUT OPTIONS - 8.10%
SPY SPDR S&P 500® Trust ETF, Expires 7/29/2022, Strike Price $438.51	4,089	168,466,800	14,299,233
			14,299,233
TOTAL PURCHASED OPTIONS (Cost $188,430,750)			180,656,109
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$450,927		450,927
TOTAL SHORT TERM INVESTMENTS (Cost $450,927)			450,927

Total Investments (Cost $188,881,677) - 102.60%			181,107,036
Liabilities in Excess of Other Assets - (2.60)%			(4,592,283)
TOTAL NET ASSETS - 100.00%			$176,514,753

Asset Type	% of Net Assets
Purchased Options	102.34%
Short Term Investments	0.26
Total Investments	102.60
Liabilities in Excess of Other Assets	(2.60)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

119

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	7/29/2022	$473.68	4,089	$(168,466,800)	$(388,455)
					(388,455)
Put Options
SPY SPDR S&P 500® Trust ETF	7/29/2022	372.73	4,089	(168,466,800)	(4,109,445)
					(4,109,445)
Total Options Written (Premiums Received $11,019,198)					$(4,497,900)

(a)	Exchange-Traded.

120

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.32% (a)(b)
CALL OPTIONS - 93.15%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2022, Strike Price $3.61	6,220	$256,264,000	$253,040,205
			253,040,205
PUT OPTIONS - 10.17%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2022, Strike Price $451.56	6,220	256,264,000	27,628,691
			27,628,691
TOTAL PURCHASED OPTIONS (Cost $294,552,300)			280,668,896
	Principal Amount
SHORT TERM INVESTMENTS - 0.34%
Money Market Deposit Account - 0.34%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$925,244		925,244
TOTAL SHORT TERM INVESTMENTS (Cost $925,244)			925,244

Total Investments (Cost $295,477,544) - 103.66%			281,594,140
Liabilities in Excess of Other Assets - (3.66)%			(9,931,160)
TOTAL NET ASSETS - 100.00%			$271,662,980

Asset Type	% of Net Assets
Purchased Options	103.32%
Short Term Investments	0.34
Total Investments	103.66
Liabilities in Excess of Other Assets	(3.66)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

121

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	8/31/2022	$489.94	6,220	$(256,264,000)	$(562,084)
					(562,084)
Put Options
SPY SPDR S&P 500® Trust ETF	8/31/2022	383.83	6,220	(256,264,000)	(9,187,987)
					(9,187,987)
Total Options Written (Premiums Received $17,389,911)					$(9,750,071)

(a)	Exchange-Traded.

122

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.69% (a)(b)
CALL OPTIONS - 95.63%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.43	4,387	$180,744,400	$177,849,179
			177,849,179
PUT OPTIONS - 8.06%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $429.14	4,387	180,744,400	14,998,405
			14,998,405
TOTAL PURCHASED OPTIONS (Cost $199,718,254)			192,847,584
	Principal Amount
SHORT TERM INVESTMENTS - 0.41%
Money Market Deposit Account - 0.41%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$755,993		755,993
TOTAL SHORT TERM INVESTMENTS (Cost $755,993)			755,993

Total Investments (Cost $200,474,247) - 104.10%			193,603,577
Liabilities in Excess of Other Assets - (4.10)%			(7,617,048)
TOTAL NET ASSETS - 100.00%			$185,986,529

Asset Type	% of Net Assets
Purchased Options	103.69%
Short Term Investments	0.41
Total Investments	104.10
Liabilities in Excess of Other Assets	(4.10)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

123

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	$468.49	4,387	$(180,744,400)	$(1,855,366)
					(1,855,366)
Put Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	364.77	4,387	(180,744,400)	(5,638,111)
					(5,638,111)
Total Options Written (Premiums Received $14,094,657)					$(7,493,477)

(a)	Exchange-Traded.

124

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.80% (a)(b)
CALL OPTIONS - 92.57%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2022, Strike Price $3.67	4,638	$191,085,600	$187,917,817
			187,917,817
PUT OPTIONS - 12.23%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2022, Strike Price $459.25	4,638	191,085,600	24,828,980
			24,828,980
TOTAL PURCHASED OPTIONS (Cost $225,597,087)			212,746,797
	Principal Amount
SHORT TERM INVESTMENTS - 0.47%
Money Market Deposit Account - 0.47%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$947,942		947,942
TOTAL SHORT TERM INVESTMENTS (Cost $947,942)			947,942

Total Investments (Cost $226,545,029) - 105.27%			213,694,739
Liabilities in Excess of Other Assets - (5.27)%			(10,695,326)
TOTAL NET ASSETS - 100.00%			$202,999,413

Asset Type	% of Net Assets
Purchased Options	104.80%
Short Term Investments	0.47
Total Investments	105.27
Liabilities in Excess of Other Assets	(5.27)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

125

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	10/31/2022	$497.55	4,638	$(191,085,600)	$(756,878)
					(756,878)
Put Options
SPY SPDR S&P 500® Trust ETF	10/31/2022	390.36	4,638	(191,085,600)	(9,804,580)
					(9,804,580)
Total Options Written (Premiums Received $13,586,063)					$(10,561,458)

(a)	Exchange-Traded.

126

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.94% (a)(b)
CALL OPTIONS - 93.08%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2022, Strike Price $3.64	5,194	$213,992,800	$210,465,922
			210,465,922
PUT OPTIONS - 11.86%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2022, Strike Price $455.56	5,194	213,992,800	26,816,788
			26,816,788
TOTAL PURCHASED OPTIONS (Cost $251,410,253)			237,282,710
	Principal Amount
SHORT TERM INVESTMENTS - 0.54%
Money Market Deposit Account - 0.54%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$1,225,882		1,225,882
TOTAL SHORT TERM INVESTMENTS (Cost $1,225,882)			1,225,882

Total Investments (Cost $252,636,135) - 105.48%			238,508,592
Liabilities in Excess of Other Assets - (5.48)%			(12,393,472)
TOTAL NET ASSETS - 100.00%			$226,115,120

Asset Type	% of Net Assets
Purchased Options	104.94%
Short Term Investments	0.54
Total Investments	105.48
Liabilities in Excess of Other Assets	(5.48)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

127

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	11/30/2022	$502.30	5,194	$(213,992,800)	$(1,042,776)
					(1,042,776)
Put Options
SPY SPDR S&P 500® Trust ETF	11/30/2022	387.23	5,194	(213,992,800)	(11,198,749)
					(11,198,749)
Total Options Written (Premiums Received $17,467,076)					$(12,241,525)

(a)	Exchange-Traded.

128

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.75% (a)(b)
CALL OPTIONS - 90.34%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.79	6,150	$253,380,000	$248,017,700
			248,017,700
PUT OPTIONS - 11.41%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $451.21	6,150	253,380,000	31,316,067
			31,316,067
TOTAL PURCHASED OPTIONS (Cost $292,981,494)			279,333,767
	Principal Amount
SHORT TERM INVESTMENTS - 0.60%
Money Market Deposit Account - 0.60%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$1,658,264		1,658,264
TOTAL SHORT TERM INVESTMENTS (Cost $1,658,264)			1,658,264

Total Investments (Cost $294,639,758) - 102.35%			280,992,031
Liabilities in Excess of Other Assets - (2.35)%			(6,437,002)
TOTAL NET ASSETS - 100.00%			$274,555,029

Asset Type	% of Net Assets
Purchased Options	101.75%
Short Term Investments	0.60
Total Investments	102.35
Liabilities in Excess of Other Assets	(2.35)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

129

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	$507.73	6,150	$(253,380,000)	$(1,197,847)
					(1,197,847)
Put Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	308.72	6,150	(253,380,000)	(5,070,112)
					(5,070,112)
Total Options Written (Premiums Received $10,284,900)					$(6,267,959)

(a)	Exchange-Traded.

130

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.44% (a)(b)
CALL OPTIONS - 93.14%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2023, Strike Price $3.59	965	$39,758,000	$38,935,662
			38,935,662
PUT OPTIONS - 9.30%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2023, Strike Price $427.41	965	39,758,000	3,887,266
			3,887,266
TOTAL PURCHASED OPTIONS (Cost $45,085,811)			42,822,928
	Principal Amount
SHORT TERM INVESTMENTS - 0.66%
Money Market Deposit Account - 0.66%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$275,961		275,961
TOTAL SHORT TERM INVESTMENTS (Cost $275,961)			275,961

Total Investments (Cost $45,361,772) - 103.10%			43,098,889
Liabilities in Excess of Other Assets - (3.10)%			(1,295,327)
TOTAL NET ASSETS - 100.00%			$41,803,562

Asset Type	% of Net Assets
Purchased Options	102.44%
Short Term Investments	0.66
Total Investments	103.10
Liabilities in Excess of Other Assets	(3.10)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

131

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	1/31/2023	$485.54	965	$(39,758,000)	$(561,635)
					(561,635)
Put Options
SPY SPDR S&P 500® Trust ETF	1/31/2023	292.44	965	(39,758,000)	(706,865)
					(706,865)
Total Options Written (Premiums Received $2,205,255)					$(1,268,500)

(a)	Exchange-Traded.

132

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.41% (a)(b)
CALL OPTIONS - 95.09%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2023, Strike Price $3.48	941	$38,769,200	$37,978,365
			37,978,365
PUT OPTIONS - 8.32%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2023, Strike Price $414.80	941	38,769,200	3,321,327
			3,321,327
TOTAL PURCHASED OPTIONS (Cost $43,085,528)			41,299,692
	Principal Amount
SHORT TERM INVESTMENTS - 0.70%
Money Market Deposit Account - 0.70%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$279,614		279,614
TOTAL SHORT TERM INVESTMENTS (Cost $279,614)			279,614

Total Investments (Cost $43,365,142) - 104.11%			41,579,306
Liabilities in Excess of Other Assets - (4.11)%			(1,640,108)
TOTAL NET ASSETS - 100.00%			$39,939,198

Asset Type	% of Net Assets
Purchased Options	103.41%
Short Term Investments	0.70
Total Investments	104.11
Liabilities in Excess of Other Assets	(4.11)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

133

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/28/2023	$475.32	941	$(38,769,200)	$(939,975)
					(939,975)
Put Options
SPY SPDR S&P 500® Trust ETF	2/28/2023	283.81	941	(38,769,200)	(674,043)
					(674,043)
Total Options Written (Premiums Received $2,402,508)					$(1,614,018)

(a)	Exchange-Traded.

134

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – APRIL

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.74% (a)(b)
CALL OPTIONS - 92.75%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $3.60	1,216	$50,099,200	$48,881,415
			48,881,415
PUT OPTIONS - 9.99%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $429.06	1,216	50,099,200	5,264,992
			5,264,992
TOTAL PURCHASED OPTIONS (Cost $56,866,535)			54,146,407
	Principal Amount
SHORT TERM INVESTMENTS - 0.80%
Money Market Deposit Account - 0.80%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$419,228		419,228
TOTAL SHORT TERM INVESTMENTS (Cost $419,228)			419,228

Total Investments (Cost $57,285,763) - 103.54%			54,565,635
Liabilities in Excess of Other Assets - (3.54)%			(1,865,398)
TOTAL NET ASSETS - 100.00%			$52,700,237

Asset Type	% of Net Assets
Purchased Options	102.74%
Short Term Investments	0.80
Total Investments	103.54
Liabilities in Excess of Other Assets	(3.54)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

135

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	$494.14	1,216	$(50,099,200)	$(781,611)
					(781,611)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	293.57	1,216	(50,099,200)	(1,054,016)
					(1,054,016)
Total Options Written (Premiums Received $2,582,804)					$(1,835,627)

(a)	Exchange-Traded.

136

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MAY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.58% (a)(b)
CALL OPTIONS - 98.35%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $4.11	727	$29,952,400	$29,235,578
			29,235,578
PUT OPTIONS - 7.23%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $391.40	727	29,952,400	2,149,739
			2,149,739
TOTAL PURCHASED OPTIONS (Cost $31,388,297)			31,385,317
	Principal Amount
SHORT TERM INVESTMENTS - 0.02%
Money Market Deposit Account - 0.02%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$5,949		5,949
TOTAL SHORT TERM INVESTMENTS (Cost $5,949)			5,949

Total Investments (Cost $31,394,246) - 105.60%			31,391,266
Liabilities in Excess of Other Assets - (5.60)%			(1,666,267)
TOTAL NET ASSETS - 100.00%			$29,724,999

Asset Type	% of Net Assets
Purchased Options	105.58%
Short Term Investments	0.02
Total Investments	105.60
Liabilities in Excess of Other Assets	(5.60)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

137

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MAY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	$459.79	727	$(29,952,400)	$(1,237,354)
					(1,237,354)
Put Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	267.80	727	(29,952,400)	(494,360)
					(494,360)
Total Options Written (Premiums Received $1,728,726)					$(1,731,714)

(a)	Exchange-Traded.

138

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JUNE

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.18% (a)(b)
CALL OPTIONS - 98.18%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2022, Strike Price $3.35	405	$16,686,000	$16,550,401
			16,550,401
PUT OPTIONS - 2.00%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2022, Strike Price $399.04	405	16,686,000	337,723
			337,723
TOTAL PURCHASED OPTIONS (Cost $17,540,833)			16,888,124
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$44,287		44,287
TOTAL SHORT TERM INVESTMENTS (Cost $44,287)			44,287

Total Investments (Cost $17,585,120) - 100.44%			16,932,411
Liabilities in Excess of Other Assets - (0.44)%			(74,597)
TOTAL NET ASSETS - 100.00%			$16,857,814

Asset Type	% of Net Assets
Purchased Options	100.18%
Short Term Investments	0.26
Total Investments	100.44
Liabilities in Excess of Other Assets	(0.44)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

139

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JUNE

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	5/31/2022	$446.67	405	$(16,686,000)	$(46,489)
					(46,489)
Put Options
SPY SPDR S&P 500® Trust ETF	5/31/2022	273.03	405	(16,686,000)	(16,416)
					(16,416)
Total Options Written (Premiums Received $800,909)					$(62,905)

(a)	Exchange-Traded.

140

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.64% (a)(b)
CALL OPTIONS - 96.91%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $3.41	864	$35,596,800	$35,165,642
			35,165,642
PUT OPTIONS - 3.73%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2022, Strike Price $406.66	864	35,596,800	1,352,604
			1,352,604
TOTAL PURCHASED OPTIONS (Cost $38,084,174)			36,518,246
	Principal Amount
SHORT TERM INVESTMENTS - 0.18%
Money Market Deposit Account - 0.18%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$64,465		64,465
TOTAL SHORT TERM INVESTMENTS (Cost $64,465)			64,465

Total Investments (Cost $38,148,639) - 100.82%			36,582,711
Liabilities in Excess of Other Assets - (0.82)%			(294,818)
TOTAL NET ASSETS - 100.00%			$36,287,893

Asset Type	% of Net Assets
Purchased Options	100.64%
Short Term Investments	0.18
Total Investments	100.82
Liabilities in Excess of Other Assets	(0.82)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

141

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	$453.74	864	$(35,596,800)	$(173,198)
					(173,198)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2022	278.24	864	(35,596,800)	(99,057)
					(99,057)
Total Options Written (Premiums Received $1,770,796)					$(272,255)

(a)	Exchange-Traded.

142

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.71% (a)(b)
CALL OPTIONS - 95.35%
SPY SPDR S&P 500® Trust ETF, Expires 7/29/2022, Strike Price $3.49	603	$24,843,600	$24,538,056
			24,538,056
PUT OPTIONS - 5.36%
SPY SPDR S&P 500® Trust ETF, Expires 7/29/2022, Strike Price $416.58	603	24,843,600	1,380,119
			1,380,119
TOTAL PURCHASED OPTIONS (Cost $27,344,233)			25,918,175
	Principal Amount
SHORT TERM INVESTMENTS - 0.33%
Money Market Deposit Account - 0.33%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$84,799		84,799
TOTAL SHORT TERM INVESTMENTS (Cost $84,799)			84,799

Total Investments (Cost $27,429,032) - 101.04%			26,002,974
Liabilities in Excess of Other Assets - (1.04)%			(267,537)
TOTAL NET ASSETS - 100.00%			$25,735,437

Asset Type	% of Net Assets
Purchased Options	100.71%
Short Term Investments	0.33
Total Investments	101.04
Liabilities in Excess of Other Assets	(1.04)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

143

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	7/29/2022	$465.26	603	$(24,843,600)	$(117,405)
					(117,405)
Put Options
SPY SPDR S&P 500® Trust ETF	7/29/2022	285.03	603	(24,843,600)	(132,669)
					(132,669)
Total Options Written (Premiums Received $1,321,797)					$(250,074)

(a)	Exchange-Traded.

144

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.90% (a)(b)
CALL OPTIONS - 93.72%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2022, Strike Price $3.60	1,390	$57,268,000	$56,548,954
			56,548,954
PUT OPTIONS - 7.18%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2022, Strike Price $428.98	1,390	57,268,000	4,334,983
			4,334,983
TOTAL PURCHASED OPTIONS (Cost $64,752,524)			60,883,937
	Principal Amount
SHORT TERM INVESTMENTS - 0.32%
Money Market Deposit Account - 0.32%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$192,867		192,867
TOTAL SHORT TERM INVESTMENTS (Cost $192,867)			192,867

Total Investments (Cost $64,945,391) - 101.22%			61,076,804
Liabilities in Excess of Other Assets - (1.22)%			(735,747)
TOTAL NET ASSETS - 100.00%			$60,341,057

Asset Type	% of Net Assets
Purchased Options	100.90%
Short Term Investments	0.32
Total Investments	101.22
Liabilities in Excess of Other Assets	(1.22)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

145

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	8/31/2022	$480.82	1,390	$(57,268,000)	$(213,958)
					(213,958)
Put Options
SPY SPDR S&P 500® Trust ETF	8/31/2022	293.51	1,390	(57,268,000)	(481,219)
					(481,219)
Total Options Written (Premiums Received $2,791,843)					$(695,177)

(a)	Exchange-Traded.

146

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.19% (a)(b)
CALL OPTIONS - 96.26%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $3.42	1,459	$60,110,800	$59,149,375
			59,149,375
PUT OPTIONS - 5.93%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2022, Strike Price $407.68	1,459	60,110,800	3,646,681
			3,646,681
TOTAL PURCHASED OPTIONS (Cost $65,438,426)			62,796,056
	Principal Amount
SHORT TERM INVESTMENTS - 0.42%
Money Market Deposit Account - 0.42%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$260,537		260,537
TOTAL SHORT TERM INVESTMENTS (Cost $260,537)			260,537

Total Investments (Cost $65,698,963) - 102.61%			63,056,593
Liabilities in Excess of Other Assets - (2.61)%			(1,606,168)
TOTAL NET ASSETS - 100.00%			$61,450,425

Asset Type	% of Net Assets
Purchased Options	102.19%
Short Term Investments	0.42
Total Investments	102.61
Liabilities in Excess of Other Assets	(2.61)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

147

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	$457.03	1,459	$(60,110,800)	$(1,035,667)
					(1,035,667)
Put Options
SPY SPDR S&P 500® Trust ETF	9/30/2022	278.94	1,459	(60,110,800)	(529,439)
					(529,439)
Total Options Written (Premiums Received $3,858,972)					$(1,565,106)

(a)	Exchange-Traded.

148

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – NOVEMBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.42% (a)(b)
CALL OPTIONS - 92.37%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2022, Strike Price $3.66	989	$40,746,800	$40,072,287
			40,072,287
PUT OPTIONS - 9.05%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2022, Strike Price $436.29	989	40,746,800	3,925,412
			3,925,412
TOTAL PURCHASED OPTIONS (Cost $47,031,741)			43,997,699
	Principal Amount
SHORT TERM INVESTMENTS - 0.47%
Money Market Deposit Account - 0.47%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$205,100		205,100
TOTAL SHORT TERM INVESTMENTS (Cost $205,100)			205,100

Total Investments (Cost $47,236,841) - 101.89%			44,202,799
Liabilities in Excess of Other Assets - (1.89)%			(822,936)
TOTAL NET ASSETS - 100.00%			$43,379,863

Asset Type	% of Net Assets
Purchased Options	101.42%
Short Term Investments	0.47
Total Investments	101.89
Liabilities in Excess of Other Assets	(1.89)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

149

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	10/31/2022	$488.18	989	$(40,746,800)	$(243,990)
					(243,990)
Put Options
SPY SPDR S&P 500® Trust ETF	10/31/2022	298.51	989	(40,746,800)	(550,769)
					(550,769)
Total Options Written (Premiums Received $2,214,835)					$(794,759)

(a)	Exchange-Traded.

150

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – DECEMBER

Schedule of Investments
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.70% (a)(b)
CALL OPTIONS - 92.79%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2022, Strike Price $3.63	1,064	$43,836,800	$43,115,364
			43,115,364
PUT OPTIONS - 8.91%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2022, Strike Price $432.78	1,064	43,836,800	4,141,757
			4,141,757
TOTAL PURCHASED OPTIONS (Cost $50,533,717)			47,257,121
	Principal Amount
SHORT TERM INVESTMENTS - 0.56%
Money Market Deposit Account - 0.56%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$259,350		259,350
TOTAL SHORT TERM INVESTMENTS (Cost $259,350)			259,350

Total Investments (Cost $50,793,067) - 102.26%			47,516,471
Liabilities in Excess of Other Assets - (2.26)%			(1,050,318)
TOTAL NET ASSETS - 100.00%			$46,466,153

Asset Type	% of Net Assets
Purchased Options	101.70%
Short Term Investments	0.56
Total Investments	102.26
Liabilities in Excess of Other Assets	(2.26)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2022.

151

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – DECEMBER

Schedule of Options Written (a)
April 30, 2022 (Unaudited)

Description (a)	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	11/30/2022	$489.18	1,064	$(43,836,800)	$(366,428)
					(366,428)
Put Options
SPY SPDR S&P 500® Trust ETF	11/30/2022	296.11	1,064	(43,836,800)	(653,068)
					(653,068)
Total Options Written (Premiums Received $2,703,192)					$(1,019,496)

(a)	Exchange-Traded.

152

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Innovator U.S. Equity Buffer ETF - January	Innovator U.S. Equity Buffer ETF - February	Innovator U.S. Equity Buffer ETF - March	Innovator U.S. Equity Buffer ETF - April
Assets:
Investments, at value (a)	$214,459,167	$125,941,177	$93,645,482	$136,444,868
Interest receivable	82	50	42	63
Deposit at broker for options	150	201	199	200
Total Assets	214,459,399	125,941,428	93,645,723	136,445,131

Liabilities:
Options written, at value (b)	18,793,110	9,459,023	6,638,141	11,359,930
Payable to Adviser	137,645	77,392	58,236	82,701
Total Liabilities	18,930,755	9,536,415	6,696,377	11,442,631
Net Assets	$195,528,644	$116,405,013	$86,949,346	$125,002,500

Net Assets Consist of:
Capital stock	$192,949,570	$110,805,226	$81,581,218	$117,729,571
Total distributable earnings/(accumulated deficit)	2,579,074	5,599,787	5,368,128	7,272,929
Net Assets	$195,528,644	$116,405,013	$86,949,346	$125,002,500

Net Asset Value:
Net assets	$195,528,644	$116,405,013	$86,949,346	$125,002,500
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	5,775,000	3,850,000	2,650,000	3,950,000
Net asset value price per share	$33.86	$30.24	$32.81	$31.65

(a) Cost of investments	$226,281,459	$131,817,813	$97,207,280	$142,383,407
(b) Premiums received	14,911,180	8,842,515	6,722,043	8,802,768

153

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Innovator U.S. Equity Buffer ETF - May	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - August
Assets:
Investments, at value (a)	$65,289,803	$58,572,512	$96,979,017	$117,183,501
Interest receivable	4	6	12	20
ETF variable fee receivable	–	–	1,549	–
Receivable for investments sold	65,480,845	–	121,194	–
Receivable for fund shares sold	–	–	3,892,470	–
Deposit at broker for options	–	108	202	100
Total Assets	130,770,652	58,572,626	100,994,444	117,183,621

Liabilities:
Options written, at value (b)	4,434,234	670,324	2,433,915	4,397,604
Payable to Adviser	45,393	39,620	55,000	76,339
Payable for investments purchased	65,255,253	–	3,998,566	–
Due to broker for options	2,999	–	–	–
Total Liabilities	69,737,879	709,944	6,487,481	4,473,943
Net Assets	$61,032,773	$57,862,682	$94,506,963	$112,709,678

Net Assets Consist of:
Capital stock	$58,764,815	$56,394,464	$90,745,034	$116,148,426
Total distributable earnings/(accumulated deficit)	2,267,958	1,468,218	3,761,929	(3,438,748)
Net Assets	$61,032,773	$57,862,682	$94,506,963	$112,709,678

Net Asset Value:
Net assets	$61,032,773	$57,862,682	$94,506,963	$112,709,678
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	2,025,000	1,800,000	3,050,000	3,675,000
Net asset value price per share	$30.14	$32.15	$30.99	$30.67

(a) Cost of investments	$65,295,914	$61,027,257	$99,934,499	$122,165,929
(b) Premiums received	4,428,101	3,553,510	5,530,057	6,179,294

154

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Innovator U.S. Equity Buffer ETF - September	Innovator U.S. Equity Buffer ETF - October	Innovator U.S. Equity Buffer ETF - November	Innovator U.S. Equity Buffer ETF - December
Assets:
Investments, at value (a)	$149,300,324	$95,654,804	$80,035,373	$97,206,487
Interest receivable	33	26	23	32
Deposit at broker for options	111	99	78	199
Total Assets	149,300,468	95,654,929	80,035,474	97,206,718

Liabilities:
Options written, at value (b)	7,786,876	4,518,872	5,495,844	6,740,495
Payable to Adviser	97,360	62,034	50,182	61,349
Total Liabilities	7,884,236	4,580,906	5,546,026	6,801,844
Net Assets	$141,416,232	$91,074,023	$74,489,448	$90,404,874

Net Assets Consist of:
Capital stock	$148,022,743	$92,704,035	$80,067,330	$95,999,950
Total distributable earnings/(accumulated deficit)	(6,606,511)	(1,630,012)	(5,577,882)	(5,595,076)
Net Assets	$141,416,232	$91,074,023	$74,489,448	$90,404,874

Net Asset Value:
Net assets	$141,416,232	$91,074,023	$74,489,448	$90,404,874
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	4,625,000	2,850,000	2,475,000	2,825,000
Net asset value price per share	$30.58	$31.96	$30.10	$32.00

(a) Cost of investments	$156,030,800	$99,601,199	$84,666,617	$102,635,156
(b) Premiums received	9,690,365	6,669,153	5,391,273	7,017,602

155

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - March	Innovator U.S. Equity Power Buffer ETF - April
Assets:
Investments, at value (a)	$587,041,871	$324,936,138	$254,046,933	$332,713,537
Cash	2,372	–	–	–
Interest receivable	216	134	112	148
ETF variable fee receivable	3,100	–	–	–
Receivable for investments sold	430,739	–	–	–
Receivable for fund shares sold	6,200,520	–	–	–
Deposit at broker for options	133	180	232	200
Total Assets	593,678,951	324,936,452	254,047,277	332,713,885

Liabilities:
Options written, at value (b)	37,928,541	19,502,896	15,664,621	22,495,252
Payable to Adviser	364,153	204,647	157,449	178,772
Payable for investments purchased	6,638,435	–	–	–
Total Liabilities	44,931,129	19,707,543	15,822,070	22,674,024
Net Assets	$548,747,822	$305,228,909	$238,225,207	$310,039,861

Net Assets Consist of:
Capital stock	$553,761,107	$299,484,067	$232,214,662	$303,694,530
Total distributable earnings/(accumulated deficit)	(5,013,285)	5,744,842	6,010,545	6,345,331
Net Assets	$548,747,822	$305,228,909	$238,225,207	$310,039,861

Net Asset Value:
Net assets	$548,747,822	$305,228,909	$238,225,207	$310,039,861
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	17,700,000	10,925,000	7,750,000	11,025,000
Net asset value price per share	$31.00	$27.94	$30.74	$28.12

(a) Cost of investments	$617,047,035	$340,013,311	$263,482,061	$346,833,341
(b) Premiums received	39,270,958	22,114,076	18,291,598	21,258,554

156

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Innovator U.S. Equity Power Buffer ETF - May	Innovator U.S. Equity Power Buffer ETF - June	Innovator U.S. Equity Power Buffer ETF - July	Innovator U.S. Equity Power Buffer ETF - August
Assets:
Investments, at value (a)	$215,390,046	$138,566,269	$172,140,729	$181,107,036
Cash	1,103	–	375	–
Interest receivable	11	14	22	31
ETF variable fee receivable	13,969	–	–	723
Receivable for investments sold	366,503,418	–	–	1,502,007
Receivable for fund shares sold	27,938,625	–	–	–
Deposit at broker for options	91	101	195	102
Total Assets	609,847,263	138,566,384	172,141,321	182,609,899

Liabilities:
Options written, at value (b)	14,655,640	924,221	2,660,472	4,497,900
Payable for fund shares redeemed	178,485,816	–	–	1,446,840
Payable to Adviser	129,149	92,495	107,476	112,867
Payable for investments purchased	215,319,495	–	–	37,539
Total Liabilities	408,590,100	1,016,716	2,767,948	6,095,146
Net Assets	$201,257,163	$137,549,668	$169,373,373	$176,514,753

Net Assets Consist of:
Capital stock	$195,310,251	$134,913,189	$167,319,121	$178,453,533
Total distributable earnings/(accumulated deficit)	5,946,912	2,636,479	2,054,252	(1,938,780)
Net Assets	$201,257,163	$137,549,668	$169,373,373	$176,514,753

Net Asset Value:
Net assets	$201,257,163	$137,549,668	$169,373,373	$176,514,753
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	7,025,000	4,450,000	5,750,000	6,100,000
Net asset value price per share	$28.65	$30.91	$29.46	$28.94

(a) Cost of investments	$215,410,114	$143,436,732	$178,273,225	$188,881,677
(b) Premiums received	14,635,497	8,656,983	10,505,170	11,019,198

157

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Innovator U.S. Equity Power Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - October	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - December
Assets:
Investments, at value (a)	$281,594,140	$193,603,577	$213,694,739	$238,508,592
Interest receivable	62	51	62	80
Receivable for investments sold	–	–	846,863	–
Deposit at broker for options	6	97	766,521	200
Total Assets	281,594,208	193,603,725	215,308,185	238,508,872

Liabilities:
Options written, at value (b)	9,750,071	7,493,477	10,561,458	12,241,525
Payable to Adviser	181,157	123,719	134,026	152,227
Payable for investments purchased	–	–	1,613,288	–
Total Liabilities	9,931,228	7,617,196	12,308,772	12,393,752
Net Assets	$271,662,980	$185,986,529	$202,999,413	$226,115,120

Net Assets Consist of:
Capital stock	$279,791,339	$187,702,244	$212,838,858	$236,582,092
Total distributable earnings/(accumulated deficit)	(8,128,359)	(1,715,715)	(9,839,445)	(10,466,972)
Net Assets	$271,662,980	$185,986,529	$202,999,413	$226,115,120

Net Asset Value:
Net assets	$271,662,980	$185,986,529	$202,999,413	$226,115,120
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	9,475,000	6,425,000	6,975,000	7,625,000
Net asset value price per share	$28.67	$28.95	$29.10	$29.65

(a) Cost of investments	$295,477,544	$200,474,247	$226,545,029	$252,636,135
(b) Premiums received	17,389,911	14,094,657	13,586,063	17,467,076

158

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Innovator U.S. Equity Ultra Buffer ETF - January	Innovator U.S. Equity Ultra Buffer ETF - February	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - April
Assets:
Investments, at value (a)	$280,992,031	$43,098,889	$41,579,306	$54,565,635
Interest receivable	101	18	19	24
Deposit at broker for options	195	200	199	200
Total Assets	280,992,327	43,099,107	41,579,524	54,565,859

Liabilities:
Options written, at value (b)	6,267,959	1,268,500	1,614,018	1,835,627
Payable to Adviser	169,339	27,045	26,308	29,995
Total Liabilities	6,437,298	1,295,545	1,640,326	1,865,622
Net Assets	$274,555,029	$41,803,562	$39,939,198	$52,700,237

Net Assets Consist of:
Capital stock	$276,992,133	$41,026,288	$38,406,726	$50,748,613
Total distributable earnings/(accumulated deficit)	(2,437,104)	777,274	1,532,472	1,951,624
Net Assets	$274,555,029	$41,803,562	$39,939,198	$52,700,237

Net Asset Value:
Net assets	$274,555,029	$41,803,562	$39,939,198	$52,700,237
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	9,250,000	1,550,000	1,375,000	2,075,000
Net asset value price per share	$29.68	$26.97	$29.05	$25.40

(a) Cost of investments	$294,639,758	$45,361,772	$43,365,142	$57,285,763
(b) Premiums received	10,284,900	2,205,255	2,402,508	2,582,804

159

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Innovator U.S. Equity Ultra Buffer ETF - May	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - July	Innovator U.S. Equity Ultra Buffer ETF - August
Assets:
Investments, at value (a)	$31,391,266	$16,932,411	$36,582,711	$26,002,974
Interest receivable	1	3	5	4
Receivable for investments sold	31,476,767	–	–	–
Deposit at broker for options	–	100	195	89
Total Assets	62,868,034	16,932,514	36,582,911	26,003,067

Liabilities:
Options written, at value (b)	1,731,714	62,905	272,255	250,074
Payable to Adviser	21,681	11,795	22,763	17,556
Payable for investments purchased	31,388,297	–	–	–
Due to broker for options	1,343	–	–	–
Total Liabilities	33,143,035	74,700	295,018	267,630
Net Assets	$29,724,999	$16,857,814	$36,287,893	$25,735,437

Net Assets Consist of:
Capital stock	$29,005,247	$16,770,951	$36,455,547	$26,195,642
Total distributable earnings/(accumulated deficit)	719,752	86,863	(167,654)	(460,205)
Net Assets	$29,724,999	$16,857,814	$36,287,893	$25,735,437

Net Asset Value:
Net assets	$29,724,999	$16,857,814	$36,287,893	$25,735,437
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	1,100,000	600,000	1,375,000	925,000
Net asset value price per share	$27.02	$28.10	$26.39	$27.82

(a) Cost of investments	$31,394,246	$17,585,120	$38,148,639	$27,429,032
(b) Premiums received	1,728,726	800,909	1,770,796	1,321,797

160

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Equity Ultra Buffer ETF - October	Innovator U.S. Equity Ultra Buffer ETF - November	Innovator U.S. Equity Ultra Buffer ETF - December
Assets:
Investments, at value (a)	$61,076,804	$63,056,593	$44,202,799	$47,516,471
Interest receivable	13	17	13	16
Deposit at broker for options	105	100	99	199
Total Assets	61,076,922	63,056,710	44,202,911	47,516,686

Liabilities:
Options written, at value (b)	695,177	1,565,106	794,759	1,019,496
Payable to Adviser	40,688	41,179	28,289	31,037
Total Liabilities	735,865	1,606,285	823,048	1,050,533
Net Assets	$60,341,057	$61,450,425	$43,379,863	$46,466,153

Net Assets Consist of:
Capital stock	$62,678,339	$62,716,187	$45,362,661	$48,478,973
Total distributable earnings/(accumulated deficit)	(2,337,282)	(1,265,762)	(1,982,798)	(2,012,820)
Net Assets	$60,341,057	$61,450,425	$43,379,863	$46,466,153

Net Asset Value:
Net assets	$60,341,057	$61,450,425	$43,379,863	$46,466,153
Shares of beneficial interest outstanding (unlimited shares without par value authorized)	2,225,000	2,250,000	1,550,000	1,625,000
Net asset value price per share	$27.12	$27.31	$27.99	$28.59

(a) Cost of investments	$64,945,391	$65,698,963	$47,236,841	$50,793,067
(b) Premiums received	2,791,843	3,858,972	2,214,835	2,703,192

161

INNOVATOR ETFs TRUST

Statements of Operations
For the Period Ended April 30, 2022 (Unaudited)

	Innovator U.S. Equity Buffer ETF - January	Innovator U.S. Equity Buffer ETF - February	Innovator U.S. Equity Buffer ETF - March	Innovator U.S. Equity Buffer ETF - April
Investment Income:
Interest	$120	$69	$55	$221
Total Investment Income	120	69	55	221

Expenses:
Investment advisory fee	725,122	342,790	266,424	468,303
Total Expenses	725,122	342,790	266,424	468,303
Net Investment Income/(Loss)	(725,002)	(342,721)	(266,369)	(468,082)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(7,876,357)	526,724	(1,557,053)	2,041,263
Redemptions sold in-kind on investments	33,024,293	9,098,357	6,719,712	7,581,912
Redemptions sold in-kind on options written	6,841,451	4,429,411	4,046,196	6,598,362
Options written	(11,951,723)	(1,618,838)	(96,462)	15,173
Net change in unrealized appreciation/(depreciation) on:
Investments	(35,049,373)	(17,384,435)	(11,182,548)	(16,911,061)
Options written	(1,548,769)	(621,439)	(274,442)	(1,854,280)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(16,560,478)	(5,570,220)	(2,344,597)	(2,528,631)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(17,285,480)	$(5,912,941)	$(2,610,966)	$(2,996,713)

162

INNOVATOR ETFs TRUST

Statements of Operations
For the Period Ended April 30, 2022 (Unaudited)

	Innovator U.S. Equity Buffer ETF - May	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - August
Investment Income:
Interest	$8	$12	$23	$33
Total Investment Income	8	12	23	33

Expenses:
Investment advisory fee	279,395	256,489	385,183	354,823
Total Expenses	279,395	256,489	385,183	354,823
Net Investment Income/(Loss)	(279,387)	(256,477)	(385,160)	(354,790)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(4,570,152)	272,932	3,662,140	(102,160)
Redemptions sold in-kind on investments	2,878,118	1,000,943	577,855	47,222
Redemptions sold in-kind on options written	4,013,700	(61,348)	48,797	8,178
Options written	237,924	83,727	(282,362)	163,541
Net change in unrealized appreciation/(depreciation) on:
Investments	(4,826,104)	(7,100,987)	(9,903,835)	(7,699,904)
Options written	(1,269,028)	2,738,682	2,658,964	1,781,690
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(3,535,542)	(3,066,051)	(3,238,441)	(5,801,433)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(3,814,929)	$(3,322,528)	$(3,623,601)	$(6,156,223)

163

INNOVATOR ETFs TRUST

Statements of Operations
For the Period Ended April 30, 2022 (Unaudited)

	Innovator U.S. Equity Buffer ETF - September	Innovator U.S. Equity Buffer ETF - October	Innovator U.S. Equity Buffer ETF - November	Innovator U.S. Equity Buffer ETF - December
Investment Income:
Interest	$54	$42	$38	$47
Total Investment Income	54	42	38	47

Expenses:
Investment advisory fee	588,876	411,955	315,080	317,030
Total Expenses	588,876	411,955	315,080	317,030
Net Investment Income/(Loss)	(588,822)	(411,913)	(315,042)	(316,983)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(1,068,018)	(522,392)	(448,378)	(13,531,318)
Redemptions sold in-kind on investments	–	845,536	–	–
Redemptions sold in-kind on options written	–	434,628	–	–
Options written	(122,685)	(179,758)	(78,646)	(7,032,562)
Net change in unrealized appreciation/(depreciation) on:
Investments	(8,446,469)	(7,894,338)	(4,627,525)	6,459,120
Options written	686,740	2,153,791	(100,841)	8,826,667
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(8,950,432)	(5,162,533)	(5,255,390)	(5,278,093)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(9,539,254)	$(5,574,446)	$(5,570,432)	$(5,595,076)

164

INNOVATOR ETFs TRUST

Statements of Operations
For the Period Ended April 30, 2022 (Unaudited)

	Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - March	Innovator U.S. Equity Power Buffer ETF - April
Investment Income:
Interest	$310	$186	$148	$157
Total Investment Income	310	186	148	157

Expenses:
Investment advisory fee	1,724,529	845,356	578,652	861,519
Total Expenses	1,724,529	845,356	578,652	861,519
Net Investment Income/(Loss)	(1,724,219)	(845,170)	(578,504)	(861,362)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(11,094,300)	992,795	(3,450,983)	6,557,106
Redemptions sold in-kind on investments	68,363,246	21,110,778	13,816,877	16,138,720
Redemptions sold in-kind on options written	10,886,368	5,856,708	4,574,382	10,306,320
Options written	(42,781,632)	(8,498,652)	(1,543,075)	(9,979,888)
Net change in unrealized appreciation/(depreciation) on:
Investments	(74,119,154)	(40,692,045)	(24,544,190)	(38,669,914)
Options written	17,648,136	9,914,448	7,035,655	7,249,810
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(31,097,336)	(11,315,968)	(4,111,334)	(8,397,846)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(32,821,555)	$(12,161,138)	$(4,689,838)	$(9,259,208)

165

INNOVATOR ETFs TRUST

Statements of Operations
For the Period Ended April 30, 2022 (Unaudited)

	Innovator U.S. Equity Power Buffer ETF - May	Innovator U.S. Equity Power Buffer ETF - June	Innovator U.S. Equity Power Buffer ETF - July	Innovator U.S. Equity Power Buffer ETF - August
Investment Income:
Interest	$23	$25	$41	$52
Total Investment Income	23	25	41	52

Expenses:
Investment advisory fee	832,608	572,933	738,412	695,460
Total Expenses	832,608	572,933	738,412	695,460
Net Investment Income/(Loss)	(832,585)	(572,908)	(738,371)	(695,408)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(13,710,551)	357,739	1,326,969	(175,510)
Redemptions sold in-kind on investments	8,463,751	104,959	35,321	115,553
Redemptions sold in-kind on options written	11,866,774	85,282	41,724	6,935
Options written	199,735	(200,894)	(323,592)	62,992
Net change in unrealized appreciation/(depreciation) on:
Investments	(14,438,526)	(14,355,777)	(15,624,106)	(12,316,351)
Options written	1,644,083	10,413,893	10,390,546	6,978,283
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(5,974,734)	(3,594,798)	(4,153,138)	(5,328,098)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(6,807,319)	$(4,167,706)	$(4,891,509)	$(6,023,506)

166

INNOVATOR ETFs TRUST

Statements of Operations
For the Period Ended April 30, 2022 (Unaudited)

	Innovator U.S. Equity Power Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - October	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - December
Investment Income:
Interest	$99	$81	$96	$120
Total Investment Income	99	81	96	120

Expenses:
Investment advisory fee	1,077,115	766,932	779,136	790,825
Total Expenses	1,077,115	766,932	779,136	790,825
Net Investment Income/(Loss)	(1,077,016)	(766,851)	(779,040)	(790,705)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(574,230)	174,511	(527,138)	(27,103,403)
Redemptions sold in-kind on investments	–	–	902,972	–
Redemptions sold in-kind on options written	–	–	462,227	–
Options written	(233,549)	(853,884)	(72,780)	(18,488,553)
Net change in unrealized appreciation/(depreciation) on:
Investments	(16,747,904)	(14,525,849)	(12,840,640)	9,828,493
Options written	6,466,172	9,211,348	3,034,282	26,087,193
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(11,089,511)	(5,993,874)	(9,041,077)	(9,676,270)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(12,166,527)	$(6,760,725)	$(9,820,117)	$(10,466,975)

167

INNOVATOR ETFs TRUST

Statements of Operations
For the Period Ended April 30, 2022 (Unaudited)

	Innovator U.S. Equity Ultra Buffer ETF - January	Innovator U.S. Equity Ultra Buffer ETF - February	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - April
Investment Income:
Interest	$139	$24	$25	$26
Total Investment Income	139	24	25	26

Expenses:
Investment advisory fee	590,517	122,488	126,933	179,185
Total Expenses	590,517	122,488	126,933	179,185
Net Investment Income/(Loss)	(590,378)	(122,464)	(126,908)	(179,159)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(3,044,483)	(352,440)	(202,411)	2,984,156
Redemptions sold in-kind on investments	21,421,180	4,050,167	3,976,863	3,399,487
Redemptions sold in-kind on options written	1,073,436	424,879	364,074	1,550,285
Options written	(11,666,073)	(1,896,741)	(1,363,927)	(3,491,033)
Net change in unrealized appreciation/(depreciation) on:
Investments	(29,568,903)	(6,768,626)	(6,773,027)	(9,254,453)
Options written	12,495,157	3,368,498	3,313,601	4,124,011
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(9,289,686)	(1,174,263)	(684,827)	(687,547)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(9,880,064)	$(1,296,727)	$(811,735)	$(866,706)

168

INNOVATOR ETFs TRUST

Statements of Operations
For the Period Ended April 30, 2022 (Unaudited)

	Innovator U.S. Equity Ultra Buffer ETF - May	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - July	Innovator U.S. Equity Ultra Buffer ETF - August
Investment Income:
Interest	$4	$4	$9	$8
Total Investment Income	4	4	9	8

Expenses:
Investment advisory fee	156,130	74,787	177,697	123,354
Total Expenses	156,130	74,787	177,697	123,354
Net Investment Income/(Loss)	(156,126)	(74,783)	(177,688)	(123,346)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(1,947,436)	133,476	406,036	337,481
Redemptions sold in-kind on investments	1,303,213	–	–	–
Redemptions sold in-kind on options written	1,686,831	–	–	–
Options written	(39,713)	(57,125)	(328,616)	(320,003)
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,856,160)	(2,139,774)	(4,002,424)	(2,675,914)
Options written	1,169,161	1,448,916	2,890,747	1,688,425
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(684,104)	(614,507)	(1,034,257)	(970,011)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(840,230)	$(689,290)	$(1,211,945)	$(1,093,357)

169

INNOVATOR ETFs TRUST

Statements of Operations
For the Period Ended April 30, 2022 (Unaudited)

	Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Equity Ultra Buffer ETF - October	Innovator U.S. Equity Ultra Buffer ETF - November	Innovator U.S. Equity Ultra Buffer ETF - December
Investment Income:
Interest	$22	$28	$20	$24
Total Investment Income	22	28	20	24

Expenses:
Investment advisory fee	241,451	265,280	149,741	165,685
Total Expenses	241,451	265,280	149,741	165,685
Net Investment Income/(Loss)	(241,429)	(265,252)	(149,721)	(165,661)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(204,791)	(600,132)	(195,672)	3,345,993
Options written	(119,141)	(51,874)	(23,440)	(5,427,229)
Net change in unrealized appreciation/(depreciation) on:
Investments	(4,664,663)	(5,291,279)	(3,032,708)	(7,654,781)
Options written	2,283,662	4,063,975	1,421,414	7,888,857
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(2,704,933)	(1,879,310)	(1,830,406)	(1,847,160)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(2,946,362)	$(2,144,562)	$(1,980,127)	$(2,012,821)

170

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Buffer ETF - January		Innovator U.S. Equity Buffer ETF - February		Innovator U.S. Equity Buffer ETF - March		Innovator U.S. Equity Buffer ETF - April
	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(725,002)	$(1,185,596)	$(342,721)	$(561,816)	$(266,369)	$(402,184)	$(468,082)	$(761,390)
Net realized gain/(loss)	20,037,664	3,578,517	12,435,654	(2,653,750)	9,112,393	(5,818,816)	16,236,710	(30,367,943)
Net change in unrealized appreciation/(depreciation)	(36,598,142)	28,868,519	(18,005,874)	17,371,227	(11,456,990)	15,766,764	(18,765,341)	44,492,247
Net Increase/(Decrease) in Net Assets Resulting from Operations	(17,285,480)	31,261,440	(5,912,941)	14,155,661	(2,610,966)	9,545,764	(2,996,713)	13,362,914

Capital Share Transactions:
Proceeds from shares sold	247,099,190	184,391,120	129,142,289	88,951,570	91,934,637	72,173,690	153,722,802	77,380,390
Cost of shares redeemed	(184,603,875)	(191,274,643)	(93,078,725)	(53,948,647)	(64,560,229)	(43,325,395)	(148,741,958)	(37,447,975)
Transaction fees (see Note 5)	79,174	94,546	51,851	36,390	21,777	34,858	62,677	51,547
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	62,574,489	(6,788,977)	36,115,415	35,039,313	27,396,185	28,883,153	5,043,521	39,983,962
Total Increase/(Decrease) in Net Assets	$45,289,009	$24,472,463	$30,202,474	$49,194,974	$24,785,219	$38,428,917	$2,046,808	$53,346,876

Net Assets:
Beginning of the period	$150,239,635	$125,767,172	$86,202,539	$37,007,565	$62,164,127	$23,735,210	$122,955,692	$69,608,816
End of the period	$195,528,644	$150,239,635	$116,405,013	$86,202,539	$86,949,346	$62,164,127	$125,002,500	$122,955,692

Change in Shares Outstanding:
Shares sold	6,700,000	5,650,000	4,075,000	3,175,000	2,750,000	2,375,000	4,800,000	2,525,000
Shares redeemed	(5,000,000)	(5,800,000)	(2,950,000)	(1,925,000)	(1,925,000)	(1,400,000)	(4,600,000)	(1,225,000)
Net Increase/(Decrease)	1,700,000	(150,000)	1,125,000	1,250,000	825,000	975,000	200,000	1,300,000

171

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Buffer ETF - May		Innovator U.S. Equity Buffer ETF - June		Innovator U.S. Equity Buffer ETF - July		Innovator U.S. Equity Buffer ETF - August
	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(279,387)	$(386,125)	$(256,477)	$(425,960)	$(385,160)	$(773,597)	$(354,790)	$(394,447)
Net realized gain/(loss)	2,559,590	(4,594,201)	1,296,254	(4,635,923)	4,006,430	9,975,739	116,781	1,922,924
Net change in unrealized appreciation/(depreciation)	(6,095,132)	12,281,286	(4,362,305)	12,698,416	(7,244,871)	5,702,775	(5,918,214)	7,414,735
Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,814,929)	7,300,960	(3,322,528)	7,636,533	(3,623,601)	14,904,917	(6,156,223)	8,943,212

Capital Share Transactions:
Proceeds from shares sold	65,734,660	88,101,790	1,687,982	92,524,980	22,909,778	200,680,682	50,076,202	88,707,932
Cost of shares redeemed	(83,088,308)	(29,299,918)	(22,016,240)	(50,852,033)	(107,906,875)	(100,360,368)	(17,779,253)	(59,252,027)
Transaction fees (see Note 5)	10,989	32,898	4,674	27,423	62,062	85,318	33,516	37,169
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(17,342,659)	58,834,770	(20,323,584)	41,700,370	(84,935,035)	100,405,632	32,330,465	29,493,074
Total Increase/(Decrease) in Net Assets	$(21,157,588)	$66,135,730	$(23,646,112)	$49,336,903	$(88,558,636)	$115,310,549	$26,174,242	$38,436,286

Net Assets:
Beginning of the period	$82,190,361	$16,054,631	$81,508,794	$32,171,891	$183,065,599	$67,755,050	$86,535,436	$48,099,150
End of the period	$61,032,773	$82,190,361	$57,862,682	$81,508,794	$94,506,963	$183,065,599	$112,709,678	$86,535,436

Change in Shares Outstanding:
Shares sold	2,150,000	2,900,000	50,000	2,875,000	725,000	6,375,000	1,575,000	2,800,000
Shares redeemed	(2,650,000)	(950,000)	(650,000)	(1,575,000)	(3,275,000)	(3,200,000)	(550,000)	(1,900,000)
Net Increase/(Decrease)	(500,000)	1,950,000	(600,000)	1,300,000	(2,550,000)	3,175,000	1,025,000	900,000

172

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Buffer ETF - September		Innovator U.S. Equity Buffer ETF - October		Innovator U.S. Equity Buffer ETF - November		Innovator U.S. Equity Buffer ETF - December
	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(588,822)	$(718,733)	$(411,913)	$(657,252)	$(315,042)	$(173,282)	$(316,983)	$(603,516)
Net realized gain/(loss)	(1,190,703)	10,780,549	578,014	11,163,815	(527,024)	3,634,536	(20,563,880)	28,529,207
Net change in unrealized appreciation/(depreciation)	(7,759,729)	9,685,559	(5,740,547)	7,718,734	(4,728,366)	(5,539)	15,285,787	(14,999,717)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(9,539,254)	19,747,375	(5,574,446)	18,225,297	(5,570,432)	3,455,715	(5,595,076)	12,925,974

Capital Share Transactions:
Proceeds from shares sold	27,421,287	195,271,855	11,835,540	111,675,225	70,361,822	43,864,835	43,103,512	176,963,223
Cost of shares redeemed	(33,245,410)	(136,244,920)	(27,072,688)	(91,657,535)	(20,938,573)	(31,758,055)	(5,004,620)	(157,048,647)
Transaction fees (see Note 5)	30,333	83,130	10,916	18,784	37,946	13,267	27,033	75,094
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(5,793,790)	59,110,065	(15,226,232)	20,036,474	49,461,195	12,120,047	38,125,925	19,989,670
Total Increase/(Decrease) in Net Assets	$(15,333,044)	$78,857,440	$(20,800,678)	$38,261,771	$43,890,763	$15,575,762	$32,530,849	$32,915,644

Net Assets:
Beginning of the period	$156,749,276	$77,891,836	$111,874,701	$73,612,930	$30,598,685	$15,022,923	$57,874,025	$24,958,381
End of the period	$141,416,232	$156,749,276	$91,074,023	$111,874,701	$74,489,448	$30,598,685	$90,404,874	$57,874,025

Change in Shares Outstanding:
Shares sold	850,000	6,225,000	350,000	3,425,000	2,175,000	1,400,000	1,275,000	5,625,000
Shares redeemed	(1,025,000)	(4,375,000)	(800,000)	(2,825,000)	(650,000)	(1,000,000)	(150,000)	(4,825,000)
Net Increase/(Decrease)	(175,000)	1,850,000	(450,000)	600,000	1,525,000	400,000	1,125,000	800,000

173

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Power Buffer ETF - January		Innovator U.S. Equity Power Buffer ETF - February		Innovator U.S. Equity Power Buffer ETF - March		Innovator U.S. Equity Power Buffer ETF - April
	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(1,724,219)	$(2,676,286)	$(845,170)	$(1,314,741)	$(578,504)	$(800,814)	$(861,362)	$(1,692,975)
Net realized gain/(loss)	25,373,682	(16,726,748)	19,461,629	(24,473,389)	13,397,201	(23,155,114)	23,022,258	(99,453,461)
Net change in unrealized appreciation/(depreciation)	(56,471,018)	63,542,764	(30,777,597)	48,615,397	(17,508,535)	37,044,072	(31,420,104)	120,950,615
Net Increase/(Decrease) in Net Assets Resulting from Operations	(32,821,555)	44,139,730	(12,161,138)	22,827,267	(4,689,838)	13,088,144	(9,259,208)	19,804,179

Capital Share Transactions:
Proceeds from shares sold	661,371,905	313,352,247	324,038,385	220,910,615	250,805,569	86,166,745	334,325,320	193,061,285
Cost of shares redeemed	(374,607,190)	(351,745,125)	(177,179,802)	(188,560,837)	(125,842,190)	(53,344,082)	(257,635,305)	(157,605,677)
Transaction fees (see Note 5)	243,934	217,229	124,720	108,516	77,023	68,994	105,809	165,496
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	287,008,649	(38,175,649)	146,983,303	32,458,294	125,040,402	32,891,657	76,795,824	35,621,104
Total Increase/(Decrease) in Net Assets	$254,187,094	$5,964,081	$134,822,165	$55,285,561	$120,350,564	$45,979,801	$67,536,616	$55,425,283

Net Assets:
Beginning of the period	$294,560,728	$288,596,647	$170,406,744	$115,121,183	$117,874,643	$71,894,842	$242,503,245	$187,077,962
End of the period	$548,747,822	$294,560,728	$305,228,909	$170,406,744	$238,225,207	$117,874,643	$310,039,861	$242,503,245

Change in Shares Outstanding:
Shares sold	20,175,000	10,250,000	11,125,000	8,275,000	7,975,000	2,975,000	11,550,000	6,950,000
Shares redeemed	(11,375,000)	(11,275,000)	(6,075,000)	(7,000,000)	(4,000,000)	(1,825,000)	(8,875,000)	(5,650,000)
Net Increase/(Decrease)	8,800,000	(1,025,000)	5,050,000	1,275,000	3,975,000	1,150,000	2,675,000	1,300,000

174

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Power Buffer ETF - May		Innovator U.S. Equity Power Buffer ETF - June		Innovator U.S. Equity Power Buffer ETF - July		Innovator U.S. Equity Power Buffer ETF - August
	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(832,585)	$(1,237,109)	$(572,908)	$(894,828)	$(738,371)	$(1,079,931)	$(695,408)	$(937,008)
Net realized gain/(loss)	6,819,709	(23,700,562)	347,086	(22,617,650)	1,080,422	8,829,473	9,970	(18,700)
Net change in unrealized appreciation/(depreciation)	(12,794,443)	40,806,512	(3,941,884)	35,205,333	(5,233,560)	5,743,600	(5,338,068)	14,335,167
Net Increase/(Decrease) in Net Assets Resulting from Operations	(6,807,319)	15,868,841	(4,167,706)	11,692,855	(4,891,509)	13,493,142	(6,023,506)	13,379,459

Capital Share Transactions:
Proceeds from shares sold	215,165,877	226,991,957	7,899,271	153,923,730	24,703,125	263,914,680	23,493,360	191,780,793
Cost of shares redeemed	(245,931,240)	(69,826,345)	(19,160,360)	(107,358,325)	(69,240,278)	(170,525,447)	(26,970,615)	(128,696,635)
Transaction fees (see Note 5)	50,197	118,881	12,726	119,083	46,597	114,217	24,099	69,818
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(30,715,166)	157,284,493	(11,248,363)	46,684,488	(44,490,556)	93,503,450	(3,453,156)	63,153,976
Total Increase/(Decrease) in Net Assets	$(37,522,485)	$173,153,334	$(15,416,069)	$58,377,343	$(49,382,065)	$106,996,592	$(9,476,662)	$76,533,435

Net Assets:
Beginning of the period	$238,779,648	$65,626,314	$152,965,737	$94,588,394	$218,755,438	$111,758,846	$185,991,415	$109,457,980
End of the period	$201,257,163	$238,779,648	$137,549,668	$152,965,737	$169,373,373	$218,755,438	$176,514,753	$185,991,415

Change in Shares Outstanding:
Shares sold	7,425,000	7,875,000	250,000	5,000,000	825,000	8,900,000	800,000	6,525,000
Shares redeemed	(8,300,000)	(2,375,000)	(600,000)	(3,475,000)	(2,275,000)	(5,775,000)	(900,000)	(4,400,000)
Net Increase/(Decrease)	(875,000)	5,500,000	(350,000)	1,525,000	(1,450,000)	3,125,000	(100,000)	2,125,000

175

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Power Buffer ETF - September		Innovator U.S. Equity Power Buffer ETF - October		Innovator U.S. Equity Power Buffer ETF - November		Innovator U.S. Equity Power Buffer ETF - December
	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(1,077,016)	$(2,075,118)	$(766,851)	$(1,260,844)	$(779,040)	$(487,244)	$(790,705)	$(1,205,400)
Net realized gain/(loss)	(807,779)	32,783,140	(679,373)	19,677,482	765,281	7,219,597	(45,591,956)	47,736,905
Net change in unrealized appreciation/(depreciation)	(10,281,732)	10,523,646	(5,314,501)	7,595,535	(9,806,358)	(14,825)	35,915,686	(29,573,550)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(12,166,527)	41,231,668	(6,760,725)	26,012,173	(9,820,117)	6,717,528	(10,466,975)	16,957,955

Capital Share Transactions:
Proceeds from shares sold	51,833,470	365,752,667	16,381,097	220,029,025	179,957,007	108,673,042	142,577,615	352,113,070
Cost of shares redeemed	(71,538,200)	(391,085,960)	(33,190,897)	(226,560,945)	(46,567,680)	(74,295,220)	(14,594,592)	(325,826,193)
Transaction fees (see Note 5)	61,309	186,618	24,030	86,230	87,563	30,075	78,587	164,217
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(19,643,421)	(25,146,675)	(16,785,770)	(6,445,690)	133,476,890	34,407,897	128,061,610	26,451,094
Total Increase/(Decrease) in Net Assets	$(31,809,948)	$16,084,993	$(23,546,495)	$19,566,483	$123,656,773	$41,125,425	$117,594,635	$43,409,049

Net Assets:
Beginning of the period	$303,472,928	$287,387,935	$209,533,024	$189,966,541	$79,342,640	$38,217,215	$108,520,485	$65,111,436
End of the period	$271,662,980	$303,472,928	$185,986,529	$209,533,024	$202,999,413	$79,342,640	$226,115,120	$108,520,485

Change in Shares Outstanding:
Shares sold	1,750,000	12,525,000	550,000	7,525,000	5,900,000	3,650,000	4,600,000	12,000,000
Shares redeemed	(2,400,000)	(13,450,000)	(1,100,000)	(7,850,000)	(1,525,000)	(2,450,000)	(475,000)	(10,875,000)
Net Increase/(Decrease)	(650,000)	(925,000)	(550,000)	(325,000)	4,375,000	1,200,000	4,125,000	1,125,000

176

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Ultra Buffer ETF - January		Innovator U.S. Equity Ultra Buffer ETF - February		Innovator U.S. Equity Ultra Buffer ETF - March		Innovator U.S. Equity Ultra Buffer ETF - April
	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(590,378)	$(819,851)	$(122,464)	$(242,936)	$(126,908)	$(261,730)	$(179,159)	$(365,577)
Net realized gain/(loss)	7,784,060	(31,184,196)	2,225,865	(11,951,173)	2,774,599	(16,471,145)	4,442,895	(9,760,218)
Net change in unrealized appreciation/(depreciation)	(17,073,746)	43,010,224	(3,400,128)	15,595,512	(3,459,426)	19,672,888	(5,130,442)	12,961,820
Net Increase/(Decrease) in Net Assets Resulting from Operations	(9,880,064)	11,006,177	(1,296,727)	3,401,403	(811,735)	2,940,013	(866,706)	2,836,025

Capital Share Transactions:
Proceeds from shares sold	296,601,145	45,707,263	44,648,288	17,846,370	42,465,330	21,852,792	56,885,412	65,050,742
Cost of shares redeemed	(98,553,805)	(82,526,250)	(27,968,332)	(26,618,438)	(34,975,983)	(19,837,095)	(60,580,368)	(41,288,300)
Transaction fees (see Note 5)	113,566	63,731	11,822	22,233	10,449	20,845	19,594	50,300
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	198,160,906	(36,755,256)	16,691,778	(8,749,835)	7,499,796	2,036,542	(3,675,362)	23,812,742
Total Increase/(Decrease) in Net Assets	$188,280,842	$(25,749,079)	$15,395,051	$(5,348,432)	$6,688,061	$4,976,555	$(4,542,068)	$26,648,767

Net Assets:
Beginning of the period	$86,274,187	$112,023,266	$26,408,511	$31,756,943	$33,251,137	$28,274,582	$57,242,305	$30,593,538
End of the period	$274,555,029	$86,274,187	$41,803,562	$26,408,511	$39,939,198	$33,251,137	$52,700,237	$57,242,305

Change in Shares Outstanding:
Shares sold	9,625,000	1,525,000	1,600,000	675,000	1,425,000	775,000	2,200,000	2,575,000
Shares redeemed	(3,125,000)	(2,725,000)	(1,000,000)	(1,000,000)	(1,175,000)	(700,000)	(2,325,000)	(1,625,000)
Net Increase/(Decrease)	6,500,000	(1,200,000)	600,000	(325,000)	250,000	75,000	(125,000)	950,000

177

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Ultra Buffer ETF - May		Innovator U.S. Equity Ultra Buffer ETF - June		Innovator U.S. Equity Ultra Buffer ETF - July		Innovator U.S. Equity Ultra Buffer ETF - August
	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(156,126)	$(209,424)	$(74,783)	$(157,929)	$(177,688)	$(299,631)	$(123,346)	$(250,772)
Net realized gain/(loss)	1,002,895	(3,930,524)	76,351	862,371	77,420	2,105,744	17,478	1,419,071
Net change in unrealized appreciation/(depreciation)	(1,686,999)	5,947,782	(690,858)	664,338	(1,111,677)	871,090	(987,489)	1,656,959
Net Increase/(Decrease) in Net Assets Resulting from Operations	(840,230)	1,807,834	(689,290)	1,368,780	(1,211,945)	2,677,203	(1,093,357)	2,825,258

Capital Share Transactions:
Proceeds from shares sold	38,667,234	46,252,428	–	39,052,202	5,385,570	60,542,613	723,767	47,249,040
Cost of shares redeemed	(48,749,930)	(18,111,840)	(3,609,232)	(34,268,610)	(20,587,580)	(50,137,815)	(20,288,278)	(49,394,117)
Transaction fees (see Note 5)	13,882	16,999	1,805	18,176	12,987	23,382	10,506	24,001
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(10,068,814)	28,157,587	(3,607,427)	4,801,768	(15,189,023)	10,428,180	(19,554,005)	(2,121,076)
Total Increase/(Decrease) in Net Assets	$(10,909,044)	$29,965,421	$(4,296,717)	$6,170,548	$(16,400,968)	$13,105,383	$(20,647,362)	$704,182

Net Assets:
Beginning of the period	$40,634,043	$10,668,622	$21,154,531	$14,983,983	$52,688,861	$39,583,478	$46,382,799	$45,678,617
End of the period	$29,724,999	$40,634,043	$16,857,814	$21,154,531	$36,287,893	$52,688,861	$25,735,437	$46,382,799

Change in Shares Outstanding:
Shares sold	1,400,000	1,675,000	–	1,375,000	200,000	2,250,000	25,000	1,650,000
Shares redeemed	(1,725,000)	(650,000)	(125,000)	(1,200,000)	(750,000)	(1,875,000)	(700,000)	(1,750,000)
Net Increase/(Decrease)	(325,000)	1,025,000	(125,000)	175,000	(550,000)	375,000	(675,000)	(100,000)

178

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Ultra Buffer ETF - September		Innovator U.S. Equity Ultra Buffer ETF - October		Innovator U.S. Equity Ultra Buffer ETF - November		Innovator U.S. Equity Ultra Buffer ETF - December
	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021	Period Ended April 30, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(241,429)	$(425,362)	$(265,252)	$(569,928)	$(149,721)	$(105,883)	$(165,661)	$(326,715)
Net realized gain/(loss)	(323,932)	4,899,842	(652,006)	6,545,657	(219,112)	1,040,225	(2,081,236)	(5,389,132)
Net change in unrealized appreciation/(depreciation)	(2,381,001)	1,339,852	(1,227,304)	1,856,858	(1,611,294)	(1,547)	234,076	9,205,471
Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,946,362)	5,814,332	(2,144,562)	7,832,587	(1,980,127)	932,795	(2,012,821)	3,489,624

Capital Share Transactions:
Proceeds from shares sold	12,078,153	87,776,507	9,214,235	65,441,403	37,985,333	20,065,740	22,344,440	67,298,308
Cost of shares redeemed	(16,307,047)	(91,360,843)	(8,445,848)	(115,868,045)	(3,625,825)	(18,890,845)	(5,938,650)	(62,526,630)
Transaction fees (see Note 5)	13,836	51,506	8,121	36,725	18,232	7,761	14,142	42,052
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(4,215,058)	(3,532,830)	776,508	(50,389,917)	34,377,740	1,182,656	16,419,932	4,813,730
Total Increase/(Decrease) in Net Assets	$(7,161,420)	$2,281,502	$(1,368,054)	$(42,557,330)	$32,397,613	$2,115,451	$14,407,111	$8,303,354

Net Assets:
Beginning of the period	$67,502,477	$65,220,975	$62,818,479	$105,375,809	$10,982,250	$8,866,799	$32,059,042	$23,755,688
End of the period	$60,341,057	$67,502,477	$61,450,425	$62,818,479	$43,379,863	$10,982,250	$46,466,153	$32,059,042

Change in Shares Outstanding:
Shares sold	425,000	3,150,000	325,000	2,350,000	1,300,000	700,000	750,000	2,375,000
Shares redeemed	(575,000)	(3,300,000)	(300,000)	(4,225,000)	(125,000)	(650,000)	(200,000)	(2,175,000)
Net Increase/(Decrease)	(150,000)	(150,000)	25,000	(1,875,000)	1,175,000	50,000	550,000	200,000

179

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)								Ratios/Supplemental Data:
		Investment Operations:			Capital Share Transactions:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)
Innovator U.S. Equity Buffer ETF - January
For the period 11/1/2021 (d) - 4/30/2022	$36.87	(0.14)	(2.89)	(3.03)	0.02	–	(3.01)	$33.86	(8.17)%	$195,529	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$29.77	(0.27)	7.35	7.08	0.02	–	7.10	$36.87	23.85%	$150,240	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$29.69	(0.23)	1.63 (e)	1.40	0.04	(1.36)	0.08	$29.77	4.99%	$125,767	0.79%		(0.79)%	0%
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.19)	4.75	4.56	0.05	–	4.61	$29.69	18.38%	$22,267	0.80	%(f)	(0.80)%	0%
Innovator U.S. Equity Buffer ETF - February
For the period 11/1/2021 (d) - 4/30/2022	$31.63	(0.12)	(1.29)	(1.41)	0.02	–	(1.39)	$30.24	(4.42)%	$116,405	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$25.09	(0.23)	6.75	6.52	0.02	–	6.54	$31.63	26.08%	$86,203	0.79%		(0.79)%	0%
For the period 1/31/2020 (d) - 10/31/2020	$24.52	(0.14)	0.69	0.55	0.02	–	0.57	$25.09	2.32%	$37,008	0.79%		(0.79)%	0%
Innovator U.S. Equity Buffer ETF - March
For the period 11/1/2021 (d) - 4/30/2022	$34.06	(0.13)	(1.13)	(1.26)	0.01	–	(1.25)	$32.81	(3.67)%	$86,949	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$27.92	(0.25)	6.37	6.12	0.02	–	6.14	$34.06	21.98%	$62,164	0.79%		(0.79)%	0%
For the period 2/28/2020 (d) - 10/31/2020	$26.01	(0.14)	2.03	1.89	0.02	–	1.91	$27.92	7.36%	$23,735	0.79%		(0.79)%	0%
Innovator U.S. Equity Buffer ETF - April
For the period 11/1/2021 (d) - 4/30/2022	$32.79	(0.13)	(1.03)	(1.16)	0.02	–	(1.14)	$31.65	(3.48)%	$125,003	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$28.41	(0.25)	4.61	4.36	0.02	–	4.38	$32.79	15.40%	$122,956	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$26.64	(0.22)	1.95	1.73	0.04	–	1.77	$28.41	6.65%	$69,609	0.79%		(0.79)%	0%
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.79	1.67	0.02	–	1.69	$26.64	6.78%	$41,295	0.79%		(0.79)%	121%

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(e)	Commencement of operations.
(f)	Includes broker interest expense of 0.01%.

180

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)								Ratios/Supplemental Data:
		Investment Operations:			Capital Share Transactions:							Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)		Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)		Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)
Innovator U.S. Equity Buffer ETF - May
For the period 11/1/2021 (d) - 4/30/2022	$32.55	(0.13)	(2.28)	(2.41)	0.00	(e)	(2.41)	$30.14	(7.38)%		$61,033	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$27.92	(0.25)	4.86	4.61	0.02		4.63	$32.55	16.58%		$82,190	0.79%		(0.79)%	0%
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	2.39	2.28	0.01		2.29	$27.92	8.94%		$16,055	0.79%		(0.79)%	0%
Innovator U.S. Equity Buffer ETF - June
For the period 11/1/2021 (d) - 4/30/2022	$33.96	(0.13)	(1.68)	(1.81)	0.00	(e)	(1.81)	$32.15	(5.35)%		$57,863	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$29.25	(0.26)	4.95	4.69	0.02		4.71	$33.96	16.12%		$81,509	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$27.38	(0.22)	2.03	1.81	0.06		1.87	$29.25	6.81%		$32,172	0.79%		(0.79)%	0%
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	2.11	2.02	0.03		2.05	$27.38	8.10%		$4,792	0.80	%(f)	(0.80)%	0%
Innovator U.S. Equity Buffer ETF - July
For the period 11/1/2021 (d) - 4/30/2022	$32.69	(0.13)	(1.59)	(1.72)	0.02		(1.70)	$30.99	(5.21)%		$94,507	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$27.94	(0.25)	4.97	4.72	0.03		4.75	$32.69	17.53%		$183,066	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$26.55	(0.21)	1.56	1.35	0.04		1.39	$27.94	5.24	%(g)	$67,755	0.79%		(0.79)%	4%
For the year ended 10/31/2019	$24.61	(0.21)	2.09	1.88	0.06		1.94	$26.55	7.89%		$83,639	0.81	%(f)(h)	(0.80)%	106%
For the period 8/28/2018 (d) - 10/31/2018	$25.51	(0.03)	(0.90)	(0.93)	0.03		(0.90)	$24.61	3.53%		$3,691	0.79%		(0.78)%	0%
Innovator U.S. Equity Buffer ETF - August
For the period 11/1/2021 (d) - 4/30/2022	$32.65	(0.13)	(1.86)	(1.99)	0.01		(1.98)	$30.67	(6.08)%		$112,710	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$27.49	(0.24)	5.38	5.14	0.02		5.16	$32.65	18.81%		$86,535	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$25.53	(0.21)	2.15	1.94	0.02		1.96	$27.49	7.68%		$48,099	0.79%		(0.79)%	0%
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.52	0.47	0.02		0.49	$25.53	1.94%		$47,221	0.79%		(0.79)%	0%

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Amount represents less than $0.01 per share.
(e)	Commencement of operations.
(f)	Includes broker interest expense of 0.01%.
(g)	The total return for the period includes the impact of financial statement adjustments. This return differs from the actual performance a shareholder experienced over the period.
(h)	Includes extraordinary expense of 0.01%.

181

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)									Ratios/Supplemental Data:
		Investment Operations:			Capital Share Transactions:							Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)		Distributions Paid to Shareholders: Paid from realized gains	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)
Innovator U.S. Equity Buffer ETF - September
For the period 11/1/2021 (d) - 4/30/2022	$32.66	(0.13)	(1.96)	(2.09)	0.01		–	(2.08)	$30.58	(6.37)%	$141,416	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$26.40	(0.24)	6.47	6.23	0.03		–	6.26	$32.66	23.68%	$156,749	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$25.31	(0.21)	1.59 (e)	1.38	0.07		(0.36)	1.09	$26.40	5.81%	$77,892	0.79%		(0.79)%	0%
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.73	0.70	0.02		–	0.72	$25.31	2.91%	$4,429	0.79%		(0.79)%	186%
Innovator U.S. Equity Buffer ETF - October
For the period 11/1/2021 (d) - 4/30/2022	$33.90	(0.13)	(1.81)	(1.94)	0.00	(f)	–	(1.94)	$31.96	(5.74)%	$91,074	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$27.26	(0.25)	6.88	6.63	0.01		–	6.64	$33.90	24.34%	$111,875	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$25.18	(0.20)	2.31	2.11	0.02		(0.05)	2.08	$27.26	8.51%	$73,613	0.79%		(0.79)%	0%
For the year ended 10/31/2019	$23.42	(0.20)	1.92	1.72	0.04		–	1.76	$25.18	7.48%	$173,098	0.80	%(g)	(0.80)%	25%
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(1.07)	(1.08)	0.01		–	(1.07)	$23.42	(4.35)%	$21,082	0.79%		(0.79)%	4%
Innovator U.S. Equity Buffer ETF - November
For the period 11/1/2021 (d) - 4/30/2022	$32.21	(0.12)	(2.01)	(2.13)	0.02		–	(2.11)	$30.10	(6.58)%	$74,489	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$27.31	(0.24)	5.12	4.88	0.02		–	4.90	$32.21	17.93%	$30,599	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$25.53	(0.20)	1.92	1.72	0.06		–	1.78	$27.31	7.00%	$15,023	0.79%		(0.79)%	0%
For the period 10/31/2019 (d) - 10/31/2019	$25.53	–	–	–	–		–	–	$25.53	–	$2,553	–		–	–%
Innovator U.S. Equity Buffer ETF - December
For the period 11/1/2021 (d) - 4/30/2022	$34.04	(0.13)	(1.92)	(2.05)	0.01		–	(2.04)	$32.00	(6.00)%	$90,405	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$27.73	(0.25)	6.53	6.28	0.03		–	6.31	$34.04	22.76%	$57,874	0.79%		(0.79)%	0%
For the period 11/29/2019 (d) - 10/31/2020	$26.40	(0.19)	1.47	1.28	0.05		–	1.33	$27.73	5.04%	$24,958	0.79%		(0.79)%	146%

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(e)	Commencement of operations.
(f)	Amount represents less than $0.01 per share.
(g)	Includes broker interest expense of 0.01%.

182

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)								Ratios/Supplemental Data:
		Investment Operations:			Capital Share Transactions:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)
Innovator U.S. Equity Power Buffer ETF - January
For the period 11/1/2021 (d) - 4/30/2022	$33.10	(0.13)	(1.99)	(2.12)	0.02	–	(2.10)	$31.00	(6.33)%	$548,748	0.79%	(0.79)%	0%
For the year ended 10/31/2021	$29.08	(0.25)	4.25	4.00	0.02	–	4.02	$33.10	13.82%	$294,561	0.79%	(0.79)%	0%
For the year ended 10/31/2020	$28.13	(0.22)	1.14	0.92	0.03	–	0.95	$29.08	3.38%	$288,597	0.79%	(0.79)%	0%
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.18)	3.20	3.02	0.03	–	3.05	$28.13	12.15%	$67,507	0.79%	(0.79)%	0%
Innovator U.S. Equity Power Buffer ETF - February
For the period 11/1/2021 (d) - 4/30/2022	$29.01	(0.11)	(0.98)	(1.09)	0.02	–	(1.07)	$27.94	(3.68)%	$305,229	0.79%	(0.79)%	0%
For the year ended 10/31/2021	$25.03	(0.22)	4.18	3.96	0.02	–	3.98	$29.01	15.90%	$170,407	0.79%	(0.79)%	0%
For the period 1/31/2020 (d) - 10/31/2020	$24.52	(0.14)	0.63	0.49	0.02	–	0.51	$25.03	2.06%	$115,121	0.79%	(0.79)%	0%
Innovator U.S. Equity Power Buffer ETF - March
For the period 11/1/2021 (d) - 4/30/2022	$31.23	(0.12)	(0.39)	(0.51)	0.02	–	(0.49)	$30.74	(1.56)%	$238,225	0.79%	(0.79)%	0%
For the year ended 10/31/2021	$27.39	(0.24)	4.06	3.82	0.02	–	3.84	$31.23	14.01%	$117,875	0.79%	(0.79)%	0%
For the period 2/28/2020 (d) - 10/31/2020	$26.01	(0.14)	1.50	1.36	0.02	–	1.38	$27.39	5.30%	$71,895	0.79%	(0.79)%	0%
Innovator U.S. Equity Power Buffer ETF - April
For the period 11/1/2021 (d) - 4/30/2022	$29.04	(0.11)	(0.82)	(0.93)	0.01	–	(0.92)	$28.12	(3.17)%	$310,040	0.79%	(0.79)%	0%
For the year ended 10/31/2021	$26.54	(0.22)	2.70	2.48	0.02	–	2.50	$29.04	9.45%	$242,503	0.79%	(0.79)%	0%
For the year ended 10/31/2020	$26.31	(0.20)	1.20	1.00	0.03	(0.80)	0.23	$26.54	4.00%	$187,078	0.79%	(0.79)%	0%
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.46	1.34	0.02	–	1.36	$26.31	5.44%	$129,561	0.79%	(0.79)%	126%

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.

183

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)									Ratios/Supplemental Data:
		Investment Operations:			Capital Share Transactions:							Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)		Distributions Paid to Shareholders: Paid from realized gains	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)
Innovator U.S. Equity Power Buffer ETF - May
For the period 11/1/2021 (d) - 4/30/2022	$30.23	(0.12)	(1.47)	(1.59)	0.01		–	(1.58)	$28.65	(5.20)%	$201,257	0.79%	(0.79)%	0%
For the year ended 10/31/2021	$27.34	(0.23)	3.10	2.87	0.02		–	2.89	$30.23	10.54%	$238,780	0.79%	(0.79)%	0%
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	1.80	1.69	0.02		–	1.71	$27.34	6.69%	$65,626	0.79%	(0.79)%	0%
Innovator U.S. Equity Power Buffer ETF - June
For the period 11/1/2021 (d) - 4/30/2022	$31.87	(0.12)	(0.84)	(0.96)	0.00	(e)	–	(0.96)	$30.91	(3.01)%	$137,550	0.79%	(0.79)%	0%
For the year ended 10/31/2021	$28.88	(0.24)	3.20	2.96	0.03		–	2.99	$31.87	10.34%	$152,966	0.79%	(0.79)%	0%
For the year ended 10/31/2020	$26.74	(0.22)	2.30	2.08	0.06		–	2.14	$28.88	8.00%	$94,588	0.79%	(0.79)%	0%
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	1.48	1.39	0.02		–	1.41	$26.74	5.58%	$20,057	0.79%	(0.79)%	0%
Innovator U.S. Equity Power Buffer ETF - July
For the period 11/1/2021 (d) - 4/30/2022	$30.38	(0.12)	(0.81)	(0.93)	0.01		–	(0.92)	$29.46	(3.05)%	$169,373	0.79%	(0.79)%	0%
For the year ended 10/31/2021	$27.43	(0.23)	3.16	2.93	0.02		–	2.95	$30.38	10.78%	$218,755	0.79%	(0.79)%	0%
For the year ended 10/31/2020	$26.36	(0.21)	1.46	1.25	0.04		(0.22)	1.07	$27.43	4.89%	$111,759	0.79%	(0.79)%	15%
For the year ended 10/31/2019	$24.75	(0.20)	1.77	1.57	0.04		–	1.61	$26.36	6.53%	$92,273	0.79%	(0.79)%	137%
For the period 8/7/2018 (d) - 10/31/2018	$25.17	(0.04)	(0.39)	(0.43)	0.01		–	(0.42)	$24.75	(1.68)%	$3,712	0.79%	(0.79)%	0%
Innovator U.S. Equity Power Buffer ETF - August
For the period 11/1/2021 (d) - 4/30/2022	$30.00	(0.12)	(0.94)	(1.06)	0.00	(e)	–	(1.06)	$28.94	(3.54)%	$176,515	0.79%	(0.79)%	0%
For the year ended 10/31/2021	$26.86	(0.23)	3.35	3.12	0.02		–	3.14	$30.00	11.68%	$185,991	0.79%	(0.79)%	0%
For the year ended 10/31/2020	$25.45	(0.21)	1.93	1.72	0.03		(0.34)	1.41	$26.86	6.95%	$109,458	0.79%	(0.79)%	0%
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.44	0.39	0.02		–	0.41	$25.45	1.65%	$116,446	0.79%	(0.79)%	0%

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.

184

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)									Ratios/Supplemental Data:
		Investment Operations:			Capital Share Transactions:							Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)		Distributions Paid to Shareholders: Paid from realized gains	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)
Innovator U.S. Equity Power Buffer ETF - September
For the period 11/1/2021 (d) - 4/30/2022	$29.97	(0.12)	(1.19)	(1.31)	0.01		–	(1.30)	$28.67	(4.34)%	$271,663	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$26.01	(0.23)	4.17	3.94	0.02		–	3.96	$29.97	15.24%	$303,473	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$25.15	(0.21)	1.01 (e)	0.80	0.06		–	0.86	$26.01	3.40%	$287,388	0.79%		(0.79)%	3%
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.58	0.55	0.01		–	0.56	$25.15	2.29%	$20,122	0.79%		(0.79)%	127%
Innovator U.S. Equity Power Buffer ETF - October
For the period 11/1/2021 (d) - 4/30/2022	$30.04	(0.12)	(0.97)	(1.09)	0.00	(f)	–	(1.09)	$28.95	(3.64)%	$185,987	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$26.02	(0.23)	4.23	4.00	0.02		–	4.02	$30.04	15.44%	$209,533	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$25.16	(0.20)	1.60	1.40	0.02		(0.56)	0.86	$26.02	5.74%	$189,967	0.79%		(0.79)%	0%
For the year ended 10/31/2019	$23.54	(0.20)	1.79	1.59	0.03		–	1.62	$25.16	6.90%	$311,363	0.80	%(g)	(0.79)%	3%
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(0.95)	(0.96)	0.01		–	(0.95)	$23.54	(3.89)%	$11,180	0.79%		(0.79)%	4%
Innovator U.S. Equity Power Buffer ETF - November
For the period 11/1/2021 (d) - 4/30/2022	$30.52	(0.12)	(1.31)	(1.43)	0.01		–	(1.42)	$29.10	(4.65)%	$202,999	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$27.30	(0.23)	3.44	3.21	0.01		–	3.22	$30.52	11.80%	$79,343	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$25.53	(0.21)	1.94	1.73	0.04		–	1.77	$27.30	6.94%	$38,217	0.79%		(0.79)%	0%
For the period 10/31/2019 (d) - 10/31/2019	$25.53	–	–	–	–		–	–	$25.53	–	$2,553	–		–	–%
Innovator U.S. Equity Power Buffer ETF - December
For the period 11/1/2021 (d) - 4/30/2022	$31.01	(0.12)	(1.25)	(1.37)	0.01		–	(1.36)	$29.65	(4.36)%	$226,115	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$27.42	(0.24)	3.80	3.56	0.03		–	3.59	$31.01	13.10%	$108,520	0.79%		(0.79)%	0%
For the period 11/29/2019 (d) - 10/31/2020	$26.40	(0.19)	1.17	0.98	0.04		–	1.02	$27.42	3.85%	$65,111	0.79%		(0.79)%	141%

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(e)	Commencement of operations.
(f)	Amount represents less than $0.01 per share.
(g)	Includes broker interest expense of 0.01%.

185

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)									Ratios/Supplemental Data:
		Investment Operations:				Capital Share Transactions:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)
Innovator U.S. Equity Ultra Buffer ETF - January
For the period 11/1/2021 (d) - 4/30/2022	$31.37	(0.12)	(1.59)		(1.71)	0.02	–	(1.69)	$29.68	(5.39)%	$274,555	0.79%	(0.79)%	0%
For the year ended 10/31/2021	$28.36	(0.24)	3.23		2.99	0.02	–	3.01	$31.37	10.62%	$86,274	0.79%	(0.79)%	0%
For the year ended 10/31/2020	$27.69	(0.22)	0.86		0.64	0.03	–	0.67	$28.36	2.44%	$112,023	0.79%	(0.79)%	0%
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.18)	2.77		2.59	0.02	–	2.61	$27.69	10.39%	$30,455	0.79%	(0.79)%	0%
Innovator U.S. Equity Ultra Buffer ETF - February
For the period 11/1/2021 (d) - 4/30/2022	$27.80	(0.11)	(0.73)		(0.84)	0.01	–	(0.83)	$26.97	(2.98)%	$41,804	0.79%	(0.79)%	0%
For the year ended 10/31/2021	$24.91	(0.21)	3.08		2.87	0.02	–	2.89	$27.80	11.61%	$26,409	0.79%	(0.79)%	0%
For the period 1/31/2020 (d) - 10/31/2020	$24.52	(0.14)	0.50		0.36	0.03	–	0.39	$24.91	1.58%	$31,757	0.79%	(0.79)%	0%
Innovator U.S. Equity Ultra Buffer ETF - March
For the period 11/1/2021 (d) - 4/30/2022	$29.56	(0.12)	(0.40)		(0.52)	0.01	–	(0.51)	$29.05	(1.73)%	$39,939	0.79%	(0.79)%	0%
For the year ended 10/31/2021	$26.93	(0.23)	2.84		2.61	0.02	–	2.63	$29.56	9.76%	$33,251	0.79%	(0.79)%	0%
For the period 2/28/2020 (d) - 10/31/2020	$26.01	(0.14)	1.03		0.89	0.03	–	0.92	$26.93	3.53%	$28,275	0.79%	(0.79)%	0%
Innovator U.S. Equity Ultra Buffer ETF - April
For the period 11/1/2021 (d) - 4/30/2022	$26.02	(0.10)	(0.53)		(0.63)	0.01	–	(0.62)	$25.40	(2.39)%	$52,700	0.79%	(0.79)%	0%
For the year ended 10/31/2021	$24.47	(0.20)	1.72		1.52	0.03	–	1.55	$26.02	6.31%	$57,242	0.79%	(0.79)%	0%
For the year ended 10/31/2020	$26.22	(0.19)	(1.01	)(e)	(1.20)	0.02	(0.57)	(1.75)	$24.47	(4.59)%	$30,594	0.79%	(0.79)%	0%
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.37		1.25	0.02	–	1.27	$26.22	5.07%	$19,006	0.79%	(0.79)%	106%

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

186

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)									Ratios/Supplemental Data:
		Investment Operations:			Capital Share Transactions:							Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)		Distributions Paid to Shareholders: Paid from realized gains	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)
Innovator U.S. Equity Ultra Buffer ETF - May
For the period 11/1/2021 (d) - 4/30/2022	$28.52	(0.11)	(1.40)	(1.51)	0.01		–	(1.50)	$27.02	(5.20)%	$29,725	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$26.67	(0.22)	2.05	1.83	0.02		–	1.85	$28.52	6.91%	$40,634	0.79%		(0.79)%	0%
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	1.14	1.03	0.01		–	1.04	$26.67	4.06%	$10,669	0.79%		(0.79)%	0%
Innovator U.S. Equity Ultra Buffer ETF - June
For the period 11/1/2021 (d) - 4/30/2022	$29.18	(0.11)	(0.97)	(1.08)	0.00	(e)	–	(1.08)	$28.10	(3.71)%	$16,858	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$27.24	(0.23)	2.14	1.91	0.03		–	1.94	$29.18	7.10%	$21,155	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$26.65	(0.21)	1.74	1.53	0.08		(1.02)	0.59	$27.24	6.26%	$14,984	0.79%		(0.79)%	0%
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	1.37	1.28	0.04		–	1.32	$26.65	5.19%	$2,665	0.80	%(f)	(0.80)%	0%
Innovator U.S. Equity Ultra Buffer ETF - July
For the period 11/1/2021 (d) - 4/30/2022	$27.37	(0.11)	(0.88)	(0.99)	0.01		–	(0.98)	$26.39	(3.58)%	$36,288	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$25.54	(0.21)	2.02	1.81	0.02		–	1.83	$27.37	7.18%	$52,689	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$26.31	(0.20)	1.01	0.81	0.04		(1.62)	(0.77)	$25.54	3.37%	$39,583	0.79%		(0.79)%	1%
For the year ended 10/31/2019	$24.68	(0.20)	1.78	1.58	0.05		–	1.63	$26.31	6.62%	$38,809	0.79%		(0.79)%	27%
For the period 8/7/2018 (d) - 10/31/2018	$25.17	(0.04)	(0.46)	(0.50)	0.01		–	(0.49)	$24.68	(1.95)%	$3,702	0.79%		(0.79)%	0%
Innovator U.S. Equity Ultra Buffer ETF - August
For the period 11/1/2021 (d) - 4/30/2022	$28.99	(0.11)	(1.07)	(1.18)	0.01		–	(1.17)	$27.82	(4.03)%	$25,735	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$26.87	(0.22)	2.32	2.10	0.02		–	2.12	$28.99	7.89%	$46,383	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$25.45	(0.21)	1.81	1.60	0.03		(0.21)	1.42	$26.87	6.46%	$45,679	0.79%		(0.79)%	0%
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.44	0.39	0.02		–	0.41	$25.45	1.64%	$18,452	0.79%		(0.79)%	0%

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.
(f)	Includes broker interest expense of 0.01%.

187

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)									Ratios/Supplemental Data:
		Investment Operations:			Capital Share Transactions:							Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)		Distributions Paid to Shareholders: Paid from realized gains	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)
Innovator U.S. Equity Ultra Buffer ETF - September
For the period 11/1/2021 (d) - 4/30/2022	$28.42	(0.11)	(1.20)	(1.31)	0.01		–	(1.30)	$27.12	(4.58)%	$60,341	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$25.83	(0.22)	2.78	2.56	0.03		–	2.59	$28.42	10.03%	$67,502	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$25.02	(0.20)	1.09	0.89	0.08		(0.16)	0.81	$25.83	3.90%	$65,221	0.79%		(0.79)%	35%
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.43	0.40	0.03		–	0.43	$25.02	1.76%	$5,005	0.79%		(0.79)%	152%
Innovator U.S. Equity Ultra Buffer ETF - October
For the period 11/1/2021 (d) - 4/30/2022	$28.23	(0.11)	(0.81)	(0.92)	0.00	(e)	–	(0.92)	$27.31	(3.26)%	$61,450	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$25.70	(0.22)	2.74	2.52	0.01		–	2.53	$28.23	9.85%	$62,818	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$25.05	(0.20)	1.41	1.21	0.02		(0.58)	0.65	$25.70	5.00%	$105,376	0.79%		(0.79)%	0%
For the year ended 10/31/2019	$23.64	(0.19)	1.58	1.39	0.02		–	1.41	$25.05	5.98%	$135,912	0.80	%(f)	(0.79)%	4%
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(0.85)	(0.86)	0.01		–	(0.85)	$23.64	(3.47)%	$13,593	0.79%		(0.79)%	3%
Innovator U.S. Equity Ultra Buffer ETF - November
For the period 11/1/2021 (d) - 4/30/2022	$29.29	(0.11)	(1.20)	(1.31)	0.01		–	(1.30)	$27.99	(4.46)%	$43,380	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$27.28	(0.23)	2.22	1.99	0.02		–	2.01	$29.29	7.36%	$10,982	0.79%		(0.79)%	0%
For the year ended 10/31/2020	$25.53	(0.21)	1.94	1.73	0.02		–	1.75	$27.28	6.88%	$8,867	0.79%		(0.79)%	0%
For the period 10/31/2019 (d) - 10/31/2019	$25.53	–	–	–	–		–	–	$25.53	–	$2,553	–		–	–%
Innovator U.S. Equity Ultra Buffer ETF - December
For the period 11/1/2021 (d) - 4/30/2022	$29.82	(0.12)	(1.12)	(1.24)	0.01		–	(1.23)	$28.59	(4.12)%	$46,466	0.79%		(0.79)%	0%
For the year ended 10/31/2021	$27.15	0.23	2.87	2.64	0.03		–	2.67	$29.82	9.85%	$32,059	0.79%		(0.79)%	0%
For the period 11/29/2019 (d) - 10/31/2020	$26.40	(0.19)	0.91	0.72	0.03		–	0.75	$27.15	2.84%	$23,756	0.79%		(0.79)%	160%

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.
(f)	Includes broker interest expense of 0.01%.

188

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open–end management investment company. The Trust currently consists of multiple operational series, of which thirty–six are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity Buffer ETF - January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust

189

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Fund/Index
Innovator IBD 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD Breakout Opportunities ETF	BOUT	September 12, 2018	iShares 20+ Year Treasury Bond ETF
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018	iShares 20+ Year Treasury Bond ETF
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	iShares 20+ Year Treasury Bond ETF
Innovator Laddered Allocation Buffer ETF	BUFF	October 19, 2016	iShares 20+ Year Treasury Bond ETF
Innovator MSCI EAFE Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator MSCI EAFE Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator MSCI EAFE Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator MSCI EM Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator MSCI Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator MSCI Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Nasdaq 100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Nasdaq 100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Nasdaq-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Nasdaq 100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator Russell 2000 Power Buffer ETF - January	KJAN	December 31, 2019	iShares 20+ Year Treasury Bond ETF
Innovator Russell 2000 Power Buffer ETF - April	KAPR	March 31, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Russell 2000 Power Buffer ETF - July	KJUL	June 30, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Russell 2000 Power Buffer ETF - October	KOCT	September 30, 2019	iShares 20+ Year Treasury Bond ETF
Innovator Double Stacker ETF - January	DSJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker ETF - October	DSOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Triple Stacker ETF - January	TSJA	December 31, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Triple Stacker ETF - October	TSOC	September 30, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Double Stacker 9 Buffer ETF - January	DBJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker 9 Buffer ETF - October	DBOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF - April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF - July	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b–1 fee to their shareholders. The Funds list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”).

190

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and, if applicable, a predetermined buffer (a “Buffer”) against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over–the–counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open–end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange–traded open–end investment companies which are priced as equity securities. Fixed income securities, swaps, currency–, credit– and commodity–linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

191

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Notes to Financial Statements (Unaudited) (Continued)

Exchange–traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model–based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

192

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Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

● Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

● Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

193

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Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of April 30, 2022:

BJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$213,254,823	$–	$213,254,823
Short Term Investments	1,204,344	–	–	1,204,344
Total Assets	$1,204,344	$213,254,823	$–	$214,459,167

Liabilities
Options Written	$–	$18,793,110	$–	$18,793,110
Total Liabilities	$–	$18,793,110	$–	$18,793,110

BFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$125,153,448	$–	$125,153,448
Short Term Investments	787,729	–	–	787,729
Total Assets	$787,729	$125,153,448	$–	$125,941,177

Liabilities
Options Written	$–	$9,459,023	$–	$9,459,023
Total Liabilities	$–	$9,459,023	$–	$9,459,023

BMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$92,990,577	$–	$92,990,577
Short Term Investments	654,905	–	–	654,905
Total Assets	$654,905	$92,990,577	$–	$93,645,482

Liabilities
Options Written	$–	$6,638,141	$–	$6,638,141
Total Liabilities	$–	$6,638,141	$–	$6,638,141

BAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$135,423,388	$–	$135,423,388
Short Term Investments	1,021,480	–	–	1,021,480
Total Assets	$1,021,480	$135,423,388	$–	$136,444,868

Liabilities
Options Written	$–	$11,359,930	$–	$11,359,930
Total Liabilities	$–	$11,359,930	$–	$11,359,930

194

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Notes to Financial Statements (Unaudited) (Continued)

BMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$65,249,142	$–	$65,249,142
Short Term Investments	40,661	–	–	40,661
Total Assets	$40,661	$65,249,142	$–	$65,289,803

Liabilities
Options Written	$–	$4,434,234	$–	$4,434,234
Total Liabilities	$–	$4,434,234	$–	$4,434,234

BJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$58,483,949	$–	$58,483,949
Short Term Investments	88,563	–	–	88,563
Total Assets	$88,563	$58,483,949	$–	$58,572,512

Liabilities
Options Written	$–	$670,324	$–	$670,324
Total Liabilities	$–	$670,324	$–	$670,324

BJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$96,820,200	$–	$96,820,200
Short Term Investments	158,817	–	–	158,817
Total Assets	$158,817	$96,820,200	$–	$96,979,017

Liabilities
Options Written	$–	$2,433,915	$–	$2,433,915
Total Liabilities	$–	$2,433,915	$–	$2,433,915

BAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$116,880,415	$–	$116,880,415
Short Term Investments	303,086	–	–	303,086
Total Assets	$303,086	$116,880,415	$–	$117,183,501

Liabilities
Options Written	$–	$4,397,604	$–	$4,397,604
Total Liabilities	$–	$4,397,604	$–	$4,397,604

195

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Notes to Financial Statements (Unaudited) (Continued)

BSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$148,813,400	$–	$148,813,400
Short Term Investments	486,924	–	–	486,924
Total Assets	$486,924	$148,813,400	$–	$149,300,324

Liabilities
Options Written	$–	$7,786,876	$–	$7,786,876
Total Liabilities	$–	$7,786,876	$–	$7,786,876

BOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$95,255,640	$–	$95,255,640
Short Term Investments	399,164	–	–	399,164
Total Assets	$399,164	$95,255,640	$–	$95,654,804

Liabilities
Options Written	$–	$4,518,872	$–	$4,518,872
Total Liabilities	$–	$4,518,872	$–	$4,518,872

BNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$79,674,615	$–	$79,674,615
Short Term Investments	360,758	–	–	360,758
Total Assets	$360,758	$79,674,615	$–	$80,035,373

Liabilities
Options Written	$–	$5,495,844	$–	$5,495,844
Total Liabilities	$–	$5,495,844	$–	$5,495,844

BDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$96,710,233	$–	$96,710,233
Short Term Investments	496,254	–	–	496,254
Total Assets	$496,254	$96,710,233	$–	$97,206,487

Liabilities
Options Written	$–	$6,740,495	$–	$6,740,495
Total Liabilities	$–	$6,740,495	$–	$6,740,495

196

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Notes to Financial Statements (Unaudited) (Continued)

PJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$583,707,723	$–	$583,707,723
Short Term Investments	3,334,148	–	–	3,334,148
Total Assets	$3,334,148	$583,707,723	$–	$587,041,871

Liabilities
Options Written	$–	$37,928,541	$–	$37,928,541
Total Liabilities	$–	$37,928,541	$–	$37,928,541

PFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$322,857,944	$–	$322,857,944
Short Term Investments	2,078,194	–	–	2,078,194
Total Assets	$2,078,194	$322,857,944	$–	$324,936,138

Liabilities
Options Written	$–	$19,502,896	$–	$19,502,896
Total Liabilities	$–	$19,502,896	$–	$19,502,896

PMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$252,289,578	$–	$252,289,578
Short Term Investments	1,757,355	–	–	1,757,355
Total Assets	$1,757,355	$252,289,578	$–	$254,046,933

Liabilities
Options Written	$–	$15,664,621	$–	$15,664,621
Total Liabilities	$–	$15,664,621	$–	$15,664,621

PAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$330,193,323	$–	$330,193,323
Short Term Investments	2,520,214	–	–	2,520,214
Total Assets	$2,520,214	$330,193,323	$–	$332,713,537

Liabilities
Options Written	$–	$22,495,252	$–	$22,495,252
Total Liabilities	$–	$22,495,252	$–	$22,495,252

197

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Notes to Financial Statements (Unaudited) (Continued)

PMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$215,265,778	$–	$215,265,778
Short Term Investments	124,268	–	–	124,268
Total Assets	$124,268	$215,265,778	$–	$215,390,046

Liabilities
Options Written	$–	$14,655,640	$–	$14,655,640
Total Liabilities	$–	$14,655,640	$–	$14,655,640

PJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$138,375,486	$–	$138,375,486
Short Term Investments	190,783	–	–	190,783
Total Assets	$190,783	$138,375,486	$–	$138,566,269

Liabilities
Options Written	$–	$924,221	$–	$924,221
Total Liabilities	$–	$924,221	$–	$924,221

PJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$171,784,022	$–	$171,784,022
Short Term Investments	356,707	–	–	356,707
Total Assets	$356,707	$171,784,022	$–	$172,140,729

Liabilities
Options Written	$–	$2,660,472	$–	$2,660,472
Total Liabilities	$–	$2,660,472	$–	$2,660,472

PAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$180,656,109	$–	$180,656,109
Short Term Investments	450,927	–	–	450,927
Total Assets	$450,927	$180,656,109	$–	$181,107,036

Liabilities
Options Written	$–	$4,497,900	$–	$4,497,900
Total Liabilities	$–	$4,497,900	$–	$4,497,900

198

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Notes to Financial Statements (Unaudited) (Continued)

PSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$280,668,896	$–	$280,668,896
Short Term Investments	925,244	–	–	925,244
Total Assets	$925,244	$280,668,896	$–	$281,594,140

Liabilities
Options Written	$–	$9,750,071	$–	$9,750,071
Total Liabilities	$–	$9,750,071	$–	$9,750,071

POCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$192,847,584	$–	$192,847,584
Short Term Investments	755,993	–	–	755,993
Total Assets	$755,993	$192,847,584	$–	$193,603,577

Liabilities
Options Written	$–	$7,493,477	$–	$7,493,477
Total Liabilities	$–	$7,493,477	$–	$7,493,477

PNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$212,746,797	$–	$212,746,797
Short Term Investments	947,942	–	–	947,942
Total Assets	$947,942	$212,746,797	$–	$213,694,739

Liabilities
Options Written	$–	$10,561,458	$–	$10,561,458
Total Liabilities	$–	$10,561,458	$–	$10,561,458

PDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$237,282,710	$–	$237,282,710
Short Term Investments	1,225,882	–	–	1,225,882
Total Assets	$1,225,882	$237,282,710	$–	$238,508,592

Liabilities
Options Written	$–	$12,241,525	$–	$12,241,525
Total Liabilities	$–	$12,241,525	$–	$12,241,525

199

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Notes to Financial Statements (Unaudited) (Continued)

UJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$279,333,767	$–	$279,333,767
Short Term Investments	1,658,264	–	–	1,658,264
Total Assets	$1,658,264	$279,333,767	$–	$280,992,031

Liabilities
Options Written	$–	$6,267,959	$–	$6,267,959
Total Liabilities	$–	$6,267,959	$–	$6,267,959

UFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$42,822,928	$–	$42,822,928
Short Term Investments	275,961	–	–	275,961
Total Assets	$275,961	$42,822,928	$–	$43,098,889

Liabilities
Options Written	$–	$1,268,500	$–	$1,268,500
Total Liabilities	$–	$1,268,500	$–	$1,268,500

UMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$41,299,692	$–	$41,299,692
Short Term Investments	279,614	–	–	279,614
Total Assets	$279,614	$41,299,692	$–	$41,579,306

Liabilities
Options Written	$–	$1,614,018	$–	$1,614,018
Total Liabilities	$–	$1,614,018	$–	$1,614,018

UAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$54,146,407	$–	$54,146,407
Short Term Investments	419,228	–	–	419,228
Total Assets	$419,228	$54,146,407	$–	$54,565,635

Liabilities
Options Written	$–	$1,835,627	$–	$1,835,627
Total Liabilities	$–	$1,835,627	$–	$1,835,627

200

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Notes to Financial Statements (Unaudited) (Continued)

UMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$31,385,317	$–	$31,385,317
Short Term Investments	5,949	–	–	5,949
Total Assets	$5,949	$31,385,317	$–	$31,391,266

Liabilities
Options Written	$–	$1,731,714	$–	$1,731,714
Total Liabilities	$–	$1,731,714	$–	$1,731,714

UJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$16,888,124	$–	$16,888,124
Short Term Investments	44,287	–	–	44,287
Total Assets	$44,287	$16,888,124	$–	$16,932,411

Liabilities
Options Written	$–	$62,905	$–	$62,905
Total Liabilities	$–	$62,905	$–	$62,905

UJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$36,518,246	$–	$36,518,246
Short Term Investments	64,465	–	–	64,465
Total Assets	$64,465	$36,518,246	$–	$36,582,711

Liabilities
Options Written	$–	$272,255	$–	$272,255
Total Liabilities	$–	$272,255	$–	$272,255

UAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$25,918,175	$–	$25,918,175
Short Term Investments	84,799	–	–	84,799
Total Assets	$84,799	$25,918,175	$–	$26,002,974

Liabilities
Options Written	$–	$250,074	$–	$250,074
Total Liabilities	$–	$250,074	$–	$250,074

201

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Notes to Financial Statements (Unaudited) (Continued)

USEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$60,883,937	$–	$60,883,937
Short Term Investments	192,867	–	–	192,867
Total Assets	$192,867	$60,883,937	$–	$61,076,804

Liabilities
Options Written	$–	$695,177	$–	$695,177
Total Liabilities	$–	$695,177	$–	$695,177

UOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$62,796,056	$–	$62,796,056
Short Term Investments	260,537	–	–	260,537
Total Assets	$260,537	$62,796,056	$–	$63,056,593

Liabilities
Options Written	$–	$1,565,106	$–	$1,565,106
Total Liabilities	$–	$1,565,106	$–	$1,565,106

UNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$43,997,699	$–	$43,997,699
Short Term Investments	205,100	–	–	205,100
Total Assets	$205,100	$43,997,699	$–	$44,202,799

Liabilities
Options Written	$–	$794,759	$–	$794,759
Total Liabilities	$–	$794,759	$–	$794,759

UDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$47,257,121	$–	$47,257,121
Short Term Investments	259,350	–	–	259,350
Total Assets	$259,350	$47,257,121	$–	$47,516,471

Liabilities
Options Written	$–	$1,019,496	$–	$1,019,496
Total Liabilities	$–	$1,019,496	$–	$1,019,496

There were no Level 3 investments for the Funds during the period ended April 30, 2022.

202

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Notes to Financial Statements (Unaudited) (Continued)

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over–the–counter options positions. Like traditional exchange–traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

203

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Notes to Financial Statements (Unaudited) (Continued)

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

204

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Notes to Financial Statements (Unaudited) (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2022, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at alue
BJAN	$213,254,823	$18,793,110
BFEB	125,153,448	9,459,023
BMAR	92,990,577	6,638,141
BAPR	135,423,388	11,359,930
BMAY	65,249,142	4,434,234
BJUN	58,483,949	670,324
BJUL	96,820,200	2,433,915
BAUG	116,880,415	4,397,604
BSEP	148,813,400	7,786,876
BOCT	95,255,640	4,518,872
BNOV	79,674,615	5,495,844
BDEC	96,710,233	6,740,495
PJAN	583,707,723	37,928,541
PFEB	322,857,944	19,502,896
PMAR	252,289,578	15,664,621
PAPR	330,193,323	22,495,252
PMAY	215,265,778	14,655,640
PJUN	138,375,486	924,221
PJUL	171,784,022	2,660,472
PAUG	180,656,109	4,497,900
PSEP	280,668,896	9,750,071
POCT	192,847,584	7,493,477
PNOV	212,746,797	10,561,458
PDEC	237,282,710	12,241,525
UJAN	279,333,767	6,267,959
UFEB	42,822,928	1,268,500
UMAR	41,299,692	1,614,018
UAPR	54,146,407	1,835,627
UMAY	31,385,317	1,731,714
UJUN	16,888,124	62,905
UJUL	36,518,246	272,255
UAUG	25,918,175	250,074
USEP	60,883,937	695,177
UOCT	62,796,056	1,565,106
UNOV	43,997,699	794,759
UDEC	47,257,121	1,019,496

205

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Notes to Financial Statements (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2022:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
BJAN	$(7,876,357)	$33,024,293	$(11,951,723)	$6,841,451
BFEB	526,724	9,098,357	(1,618,838)	4,429,411
BMAR	(1,557,053)	6,719,712	(96,462)	4,046,196
BAPR	2,041,263	7,581,912	15,173	6,598,362
BMAY	(4,570,152)	2,878,118	237,924	4,013,700
BJUN	272,932	1,000,943	83,727	(61,348)
BJUL	3,662,140	577,855	(282,362)	48,797
BAUG	(102,160)	47,222	163,541	8,178
BSEP	(1,068,018)	–	(122,685)	–
BOCT	(522,392)	845,536	(179,758)	434,628
BNOV	(448,378)	–	(78,646)	–
BDEC	(13,531,318)	–	(7,032,562)	–
PJAN	(11,094,300)	68,363,246	(42,781,632)	10,886,368
PFEB	992,795	21,110,778	(8,498,652)	5,856,708
PMAR	(3,450,983)	13,816,877	(1,543,075)	4,574,382
PAPR	6,557,106	16,138,720	(9,979,888)	10,306,320
PMAY	(13,710,551)	8,463,751	199,735	11,866,774
PJUN	357,739	104,959	(200,894)	85,282
PJUL	1,326,969	35,321	(323,592)	41,724
PAUG	(175,510)	115,553	62,992	6,935
PSEP	(574,230)	–	(233,549)	–
POCT	174,511	–	(853,884)	–
PNOV	(527,138)	902,972	(72,780)	462,227
PDEC	(27,103,403)	–	(18,488,553)	–
UJAN	(3,044,483)	21,421,180	(11,666,073)	1,073,436
UFEB	(352,440)	4,050,167	(1,896,741)	424,879
UMAR	(202,411)	3,976,863	(1,363,927)	364,074
UAPR	2,984,156	3,399,487	(3,491,033)	1,550,285
UMAY	(1,947,436)	1,303,213	(39,713)	1,686,831
UJUN	133,476	–	(57,125)	–
UJUL	406,036	–	(328,616)	–
UAUG	337,481	–	(320,003)	–
USEP	(204,791)	–	(119,141)	–
UOCT	(600,132)	–	(51,874)	–
UNOV	(195,672)	–	(23,440)	–
UDEC	3,345,993	–	(5,427,229)	–

206

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Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
BJAN	$(35,049,373)	$(1,548,769)
BFEB	(17,384,435)	(621,439)
BMAR	(11,182,548)	(274,442)
BAPR	(16,911,061)	(1,854,280)
BMAY	(4,826,104)	(1,269,028)
BJUN	(7,100,987)	2,738,682
BJUL	(9,903,835)	2,658,964
BAUG	(7,699,904)	1,781,690
BSEP	(8,446,469)	686,740
BOCT	(7,894,338)	2,153,791
BNOV	(4,627,525)	(100,841)
BDEC	6,459,120	8,826,667
PJAN	(74,119,154)	17,648,136
PFEB	(40,692,045)	9,914,448
PMAR	(24,544,190)	7,035,655
PAPR	(38,669,914)	7,249,810
PMAY	(14,438,526)	1,644,083
PJUN	(14,355,777)	10,413,893
PJUL	(15,624,106)	10,390,546
PAUG	(12,316,351)	6,978,283
PSEP	(16,747,904)	6,466,172
POCT	(14,525,849)	9,211,348
PNOV	(12,840,640)	3,034,282
PDEC	9,828,493	26,087,193
UJAN	(29,568,903)	12,495,157
UFEB	(6,768,626)	3,368,498
UMAR	(6,773,027)	3,313,601
UAPR	(9,254,453)	4,124,011
UMAY	(2,856,160)	1,169,161
UJUN	(2,139,774)	1,448,916
UJUL	(4,002,424)	2,890,747
UAUG	(2,675,914)	1,688,425
USEP	(4,664,663)	2,283,662
UOCT	(5,291,279)	4,063,975
UNOV	(3,032,708)	1,421,414
UDEC	(7,654,781)	7,888,857

207

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Notes to Financial Statements (Unaudited) (Continued)

The average volume of derivative activity during the period ended April 30, 2022, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BJAN	$199,056,005	$(14,066,360)
BFEB	93,938,206	(6,565,616)
BMAR	73,079,440	(4,496,186)
BAPR	124,943,767	(6,902,058)
BMAY	71,256,788	(2,412,847)
BJUN	64,565,515	(2,328,692)
BJUL	98,870,365	(3,986,477)
BAUG	93,966,273	(3,660,923)
BSEP	157,789,671	(7,462,749)
BOCT	110,330,418	(6,314,501)
BNOV	88,272,505	(5,330,048)
BDEC	88,612,275	(5,338,636)
PJAN	504,848,411	(31,929,620)
PFEB	239,841,215	(17,942,142)
PMAR	164,274,977	(12,833,311)
PAPR	245,209,632	(17,854,573)
PMAY	217,204,687	(10,847,545)
PJUN	152,448,453	(7,528,601)
PJUL	191,808,084	(9,544,853)
PAUG	185,267,051	(8,522,364)
PSEP	287,218,725	(12,876,056)
POCT	207,311,609	(13,379,875)
PNOV	215,601,852	(11,877,306)
PDEC	223,942,393	(12,340,712)
UJAN	175,548,174	(6,522,663)
UFEB	34,188,966	(2,489,091)
UMAR	35,200,416	(2,932,345)
UAPR	48,974,270	(3,623,309)
UMAY	40,107,894	(2,164,825)
UJUN	19,558,513	(1,008,162)
UJUL	46,319,951	(2,341,942)
UAUG	31,182,624	(1,344,111)
USEP	63,355,496	(2,153,593)
UOCT	71,054,847	(4,424,087)
UNOV	41,741,471	(1,532,475)
UDEC	45,169,054	(1,797,720)

208

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2022, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2022, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

209

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2021, the Funds made the following permanent book-to-tax reclassifications due to deemed distributions and redemption in-kind transactions:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
BJAN	$(971,038)	$971,038
BFEB	(2,506,274)	2,506,274
BMAR	(1,566,669)	1,566,669
BAPR	(3,093,271)	3,093,271
BMAY	(1,218,071)	1,218,071
BJUN	(2,845,787)	2,845,787
BJUL	(7,519,387)	7,519,387
BAUG	(6,225,736)	6,225,736
BSEP	(15,421,553)	15,421,553
BOCT	(14,280,863)	14,280,863
BNOV	(3,463,164)	3,463,164
BDEC	(12,925,974)	12,925,974
PJAN	(16,331,458)	16,331,458
PFEB	(4,921,288)	4,921,288
PMAR	(2,387,759)	2,387,759
PAPR	(4,199,639)	4,199,639
PMAY	(3,114,610)	3,114,610
PJUN	(4,888,672)	4,888,672
PJUL	(6,547,380)	6,547,380
PAUG	(9,294,734)	9,294,734
PSEP	(34,275,966)	34,275,966
POCT	(20,967,163)	20,967,163
PNOV	(6,736,855)	6,736,855
PDEC	(16,957,954)	16,957,954
UJAN	(3,563,217)	3,563,217
UFEB	(1,327,403)	1,327,403
UMAR	(595,805)	595,805
UAPR	(17,694)	17,694
UMAY	(247,850)	247,850
UJUN	(592,628)	592,628
UJUL	(1,632,913)	1,632,913
UAUG	(2,192,105)	2,192,105
USEP	(5,205,253)	5,205,253
UOCT	(6,953,787)	6,953,787
UNOV	(935,467)	935,467
UDEC	(3,489,624)	3,489,624

210

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex–dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income, if any, is recognized on the ex–dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day–to–day management of the Funds.

Pursuant to the Advisory Agreement, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b–1 plan, if any, and extraordinary expenses.

Milliman Financial Risk Management LLC (the “Sub–Adviser”) acts as sub–adviser to the Funds pursuant to a sub–advisory agreement between the Adviser and the Sub–Adviser with respect to the Funds (“Sub–Advisory Agreement”) and, pursuant to the Sub–Advisory Agreement, is responsible for execution of the Sub–Adviser’s strategy for each of the Funds. The Sub–Adviser is responsible for the day–to–day management of the Funds’ portfolios. Pursuant to the Sub–Advisory Agreement between the Adviser and the Sub–Adviser, the Adviser pays the Sub–Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

211

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2022, there were no purchases or proceeds from long-term sales of investment securities.

For the period ended April 30, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
BJAN	$–	$151,738,818
BFEB	–	60,024,059
BMAR	–	56,890,139
BAPR	–	111,937,096
BMAY	–	65,245,995
BJUN	–	16,131,912
BJUL	–	7,356,384
BAUG	–	911,700
BSEP	–	–
BOCT	1,935,758	16,982,472
BNOV	26,424,129	–
BDEC	–	–
PJAN	–	315,864,525
PFEB	–	134,909,113
PMAR	–	114,781,826
PAPR	–	200,179,226
PMAY	–	185,037,038
PJUN	–	1,657,149
PJUL	–	804,990
PAUG	–	2,441,779
PSEP	824,689	–
POCT	1,769,564	–
PNOV	43,055,424	40,784,880
PDEC	–	–
UJAN	–	98,577,745
UFEB	–	26,511,157
UMAR	–	30,711,375
UAPR	–	41,738,562
UMAY	–	30,181,937
UJUN	–	–
UJUL	–	–
UAUG	–	–
USEP	756,630	–
UOCT	1,648,205	–
UNOV	6,838,530	–
UDEC	–	–

212

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

5.	CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Variable fees received by the Funds, if any, are disclosed on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

213

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2021, the cost of investments including written options and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BJAN	$129,445,611	$41,470,768	$(20,576,847)	$20,893,921
BFEB	74,746,063	21,820,066	(10,307,336)	11,512,730
BMAR	54,225,429	14,466,628	(6,487,533)	7,979,095
BAPR	112,770,004	20,769,724	(10,500,081)	10,269,643
BMAY	76,162,070	11,038,371	(4,955,482)	6,082,889
BJUN	76,773,133	9,571,635	(4,780,889)	4,790,746
BJUL	175,799,822	14,976,910	(7,591,380)	7,385,530
BAUG	83,873,425	5,189,992	(2,472,516)	2,717,476
BSEP	153,911,830	5,590,550	(2,657,807)	2,932,743
BOCT	107,998,619	9,016,357	(5,071,923)	3,944,434
BNOV	30,356,394	–	(7,449)	(7,449)
BDEC	57,894,150	–	–	–
PJAN	266,951,586	77,623,705	(49,815,433)	27,808,272
PFEB	152,194,360	45,833,050	(27,521,446)	18,311,604
PMAR	107,252,838	27,829,697	(17,129,312)	10,700,385
PAPR	226,598,931	42,792,528	(26,728,925)	16,063,603
PMAY	226,185,041	31,479,631	(18,725,400)	12,754,231
PJUN	146,263,848	17,821,463	(11,017,280)	6,804,183
PJUL	211,960,754	18,694,530	(11,748,768)	6,945,762
PAUG	182,031,208	11,039,657	(6,954,932)	4,084,725
PSEP	299,629,328	9,303,100	(5,264,932)	4,038,168
POCT	204,615,308	16,358,450	(11,313,440)	5,045,010
PNOV	78,745,660	–	(19,327)	(19,327)
PDEC	108,748,349	–	–	–
UJAN	78,891,265	22,130,349	(14,687,389)	7,442,960
UFEB	24,351,945	6,584,486	(4,510,486)	2,074,000
UMAR	30,810,998	7,322,117	(4,860,038)	2,462,079
UAPR	54,121,087	9,030,170	(5,872,678)	3,157,492
UMAY	38,979,884	4,634,277	(2,953,245)	1,681,032
UJUN	20,392,968	2,197,726	(1,421,574)	776,152
UJUL	51,679,828	3,831,232	(2,786,942)	1,044,290
UAUG	45,779,709	2,238,914	(1,605,761)	633,153
USEP	66,936,199	1,752,874	(1,143,795)	609,079
UOCT	61,979,251	4,426,096	(3,547,296)	878,800
UNOV	10,892,581	–	(2,672)	(2,672)
UDEC	32,101,487	–	–	–

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to the tax treatment of derivatives.

214

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

As of October 31, 2021, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Net Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
BJAN	$(1,029,367)	$–	$–	$20,893,921	$19,864,554
BFEB	–	–	–	11,512,730	11,512,730
BMAR	–	–	–	7,979,095	7,979,095
BAPR	–	–	–	10,269,643	10,269,643
BMAY	–	–	–	6,082,889	6,082,889
BJUN	–	–	–	4,790,746	4,790,746
BJUL	–	–	–	7,385,530	7,385,530
BAUG	–	–	–	2,717,476	2,717,476
BSEP	–	–	–	2,932,743	2,932,743
BOCT	–	–	–	3,944,434	3,944,434
BNOV	–	–	–	(7,449)	(7,449)
BDEC	–	–	–	–	–
PJAN	–	–	–	27,808,272	27,808,272
PFEB	(405,625)	–	–	18,311,604	17,905,979
PMAR	–	–	–	10,700,385	10,700,385
PAPR	(459,063)	–	–	16,063,603	15,604,540
PMAY	–	–	–	12,754,231	12,754,231
PJUN	–	–	–	6,804,183	6,804,183
PJUL	–	–	–	6,945,762	6,945,762
PAUG	–	–	–	4,084,725	4,084,725
PSEP	–	–	–	4,038,168	4,038,168
POCT	–	–	–	5,045,010	5,045,010
PNOV	–	–	–	(19,327)	(19,327)
PDEC	1	–	–	–	1
UJAN	–	–	–	7,442,960	7,442,960
UFEB	–	–	–	2,074,000	2,074,000
UMAR	(117,871)	–	–	2,462,079	2,344,208
UAPR	(339,161)	–	–	3,157,492	2,818,331
UMAY	(121,048)	–	–	1,681,032	1,559,984
UJUN	–	–	–	776,152	776,152
UJUL	–	–	–	1,044,290	1,044,290
UAUG	–	–	–	633,153	633,153
USEP	–	–	–	609,079	609,079
UOCT	–	–	–	878,800	878,800
UNOV	–	–	–	(2,672)	(2,672)
UDEC	–	–	–	–	–

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. At October 31, 2021, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
BJAN	$1,029,367
BFEB	–
BMAR	–
BAPR	–
BMAY	–
BJUN	–
BJUL	–
BAUG	–
BSEP	–
BOCT	–
BNOV	–
BDEC	–
PJAN	–
PFEB	405,623
PMAR	–
PAPR	459,063
PMAY	–
PJUN	–
PJUL	–
PAUG	–
PSEP	–
POCT	–
PNOV	–
PDEC	–
UJAN	–
UFEB	–
UMAR	117,871
UAPR	327,066
UMAY	121,048
UJUN	–
UJUL	–
UAUG	–
USEP	–
UOCT	–
UNOV	–
UDEC	–

At October 31, 2021, for federal income tax purposes, UAPR had $12,096 of indefinite short-term capital loss carryforwards available to offset future capital gains for an unlimited period. All other Funds had no capital-loss carryforwards at October 31,2021.

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Notes to Financial Statements (Unaudited) (Continued)

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2021, BJAN, BSEP, and PSEP utilized $9,508,224, $1,270,511, and $2,459,844 of capital loss carryforwards available, respectively.

The tax character of the distributions paid by the Funds during the fiscal year or period ended October 31, 2020 were as follows:

	Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
BJAN	$1,017,030	$–	$1,017,030
BFEB	–	–	–
BMAR	–	–	–
BAPR	–	–	–
BMAY	–	–	–
BJUN	–	–	–
BJUL	–	–	–
BAUG	–	–	–
BSEP	62,944	–	62,944
BOCT	364,251	–	364,251
BNOV	–	–	–
BDEC	–	–	–
PJAN	–	–	–
PFEB	–	–	–
PMAR	–	–	–
PAPR	1,697,336	1,088,189	2,785,525
PMAY	–	–	–
PJUN	–	–	–
PJUL	770,315	–	770,315
PAUG	1,011,480	526,980	1,538,460
PSEP	–	–	–
POCT	2,195,472	4,873,122	7,068,594
PNOV	–	–	–
PDEC	–	–	–
UJAN	–	–	–
UFEB	–	–	–
UMAR	–	–	–
UAPR	252,554	161,349	413,903
UMAY	–	–	–
UJUN	42,149	59,377	101,526
UJUL	1,438,744	953,057	2,391,801
UAUG	97,889	57,580	155,469
USEP	20,870	11,776	32,646
UOCT	2,185,521	968,412	3,153,933
UNOV	–	–	–
UDEC	–	–	–

The Funds did not pay any distributions during the fiscal year ended October 31, 2021.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

7.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2021, FASB issued Accounting Standards Update 2021-06, which includes updates to Financial Services— Investment Companies (Topic 946): Amendments to SEC Paragraphs Pursuant to SEC Final Rule Releases No. 33-10786, Amendments to Financial Disclosures about Acquired and Disposed Businesses (“ASU 2021-06”). Among other revisions, the ASU 2021-06 added to the Accounting Standard Codification the text of SEC Regulation S-X Rule 6-11, Financial Statements of Funds Acquired or to Be Acquired, which governs the financial reporting for fund acquisitions by investment companies and business development companies. The amendments are effective as of the beginning of the registrant’s fiscal year beginning after December 31, 2020 (the “mandatory compliance date”). Acquisitions and dispositions that are probable or consummated after the mandatory compliance date must be evaluated for significance using the final amendments. Management has evaluated ASU 2021-06 and has adopted the relevant provisions of the disclosure framework.

8.	COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

9.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001-present), Chief Executive Officer (2019-present), President (2001-2019), Timothy Financial Counsel, Inc.	87	Tortazo, LLC (2018-present)
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015–present).	87	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019–present); Executive Vice President, Consumer Banking (2016–2019), Chief Risk Officer (2013–2016), MB Financial Bank.	87	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003–2019).

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INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017–present).	87	None
Officers
John W. Southard 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017–present); Director and Co–Founder, T2 Capital Management, LLC (2010–present).	87	Independent Trustee, ETF Managers Group, LLC (2012–2018)
Kevin Gustafson 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti–Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019-present); General Counsel, Innovator Capital Management LLC (2019-present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012-2019)	87	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.
(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1–877–386–3890.

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INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–800–208–5212 or visiting www.innovatoretfs.com.

2.	PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–877–386–3890 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi–annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1–877–FUND890 (877–386–3890) to change the status of your existing account. You may change your status at any time.

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INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

5.	ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically. To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name. Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e–mail address where you would like your information sent. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

6.	TAX NOTICE

For the fiscal year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2021, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2021, the percentage of ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 0.00%.

222

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street,

Wheaton, IL 60187

INVESTMENT SUB–ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

320 South Canal Street, 27th Floor

Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee [, consisting of the entire Board,] are as follows: Brian Wildman, Joe Stowell and Mark Berg.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date	6/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date	6/29/2022

By (Signature and Title)*	/s/ John Southard
John Southard, Principal Financial Officer

Date	6/29/2022

* Print the name and title of each signing officer under his or her signature.